UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-06719

STERLING CAPITAL FUNDS

(Exact name of Registrant as Specified in Charter)

434 Fayetteville St., Suite 500

Raleigh, NC 27601

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (800) 228-1872

(Name and Address of Agent for Service)

James T. Gillespie, President

Sterling Capital Funds

434 Fayetteville St., Suite 500

Raleigh, NC 27601

Date of fiscal year end: September 30

Date of reporting period: September 30, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Report to Stockholders.

Sterling Capital Behavioral Large Cap Value Equity Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (BBTGX)

This annual shareholder report contains important information about Sterling Capital Behavioral Large Cap Value Equity Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2024, and September 30, 2025, the Fund outperformed both its primary benchmark, the Russell 1000® Value Index, and its broader benchmark, the Russell 3000® Index.

The Fund applies principles of behavioral finance to its investment strategy. This process is designed to capitalize on known investor biases and heuristics (mental shortcuts) by accounting for the impact on markets of behavioral factors such as greed, fear, and ego. The Fund’s momentum strategy, which targets upward-trending stocks, contributed significantly to absolute returns. The Fund’s exposure to value, achieved by targeting cheaper stocks that tend to outperform more expensive stocks, also contributed to absolute returns.

The Fund’s overweight exposure to momentum and value stocks boosted relative returns as well. Upward-trending stocks captured more upside from generally rising stock prices than the benchmark did, while cheap stocks outperformed expensive stocks in the large-cap space. This outperformance was particularly pronounced within food, beverage and tobacco, and healthcare sectors. The Fund’s modest underweight exposure to financial services also contributed to relative returns against its primary benchmark.

How did the Fund perform in the past 10 years?

For the ten-year period between October 1, 2015, and September 30, 2025, the Fund outperformed its primary benchmark and underperformed its broader benchmark.

The Fund’s overweight exposure to both value and momentum stocks was a key driver of absolute and relative returns during the period. The Fund’s value exposure detracted from returns during the bear market that began the period and contributed to returns during the recovery that followed. The Fund’s momentum exposure both helped and hurt returns during the first seven years of the period. During the last three years of the period, however, momentum has been a solid contributor to returns. Stock selection contributed to relative returns, particularly within the capital goods and the semiconductors and semiconductor equipment industry groups, where the Fund’s holdings outperformed the benchmark’s. Underperformance of the broader benchmark in the ten-year period was driven by the Fund’s underweight exposure to technology stocks, which outperformed during the period.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$114	1.05%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

40,000
30,000
20,000
10,000
0
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025
Sterling Capital Behavioral Large Cap Value Equity Fund - A - $26,670
Russell 3000® Index - $39,447
Russell 1000® Value Index - $27,692
Bloomberg US 1000 Value Index - $29,017

	Sterling Capital Behavioral Large Cap Value Equity Fund - A	Russell 3000® Index	Russell 1000® Value Index	Bloomberg US 1000 Value Index
Sep-2015	$9,424	$10,000	$10,000	$10,000
Sep-2016	$10,240	$11,496	$11,619	$11,588
Sep-2017	$12,179	$13,647	$13,377	$13,615
Sep-2018	$13,504	$16,046	$14,641	$15,035
Sep-2019	$13,188	$16,514	$15,227	$15,348
Sep-2020	$11,981	$18,992	$14,461	$14,193
Sep-2021	$16,484	$25,045	$19,525	$19,817
Sep-2022	$14,863	$20,630	$17,306	$18,185
Sep-2023	$17,304	$24,852	$19,805	$20,912
Sep-2024	$22,751	$33,598	$25,303	$26,473
Sep-2025	$26,670	$39,447	$27,692	$29,017

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Behavioral Large Cap Value Equity Fund - A	17.23%	17.36%	10.96%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 1000® Value Index	9.44%	13.87%	10.72%
Bloomberg US 1000 Value Index	9.61%	15.38%	11.24%

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values. The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market, constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure new and growing equities are included.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Behavioral Large Cap Value Equity Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (BBTGX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$47,637,274
  Number of Portfolio Holdings103
  Advisory Fee (net of waivers)$179,829
  Portfolio Turnover108%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.5%
Materials	3.4%
Real Estate	3.7%
Utilities	4.3%
Consumer Staples	5.7%
Energy	6.4%
Communication Services	8.0%
Consumer Discretionary	8.2%
Industrials	10.2%
Information Technology	11.4%
Health Care	13.9%
Financials	24.3%
Other Assets in Excess of Liabilities	-%

Asset Weighting (as a % of Total Investments)

0.5%
99.5%
Common Stocks 99.5%
Money Market Funds 0.5%

Value	Value
Common Stocks	99.5%
Money Market Funds	0.5%

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093025-BBTGX

Sterling Capital Behavioral Large Cap Value Equity Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (BCVCX)

This annual shareholder report contains important information about Sterling Capital Behavioral Large Cap Value Equity Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2024, and September 30, 2025, the Fund outperformed both its primary benchmark, the Russell 1000® Value Index, and its broader benchmark, the Russell 3000® Index.

The Fund applies principles of behavioral finance to its investment strategy. This process is designed to capitalize on known investor biases and heuristics (mental shortcuts) by accounting for the impact on markets of behavioral factors such as greed, fear, and ego. The Fund’s momentum strategy, which targets upward-trending stocks, contributed significantly to absolute returns. The Fund’s exposure to value, achieved by targeting cheaper stocks that tend to outperform more expensive stocks, also contributed to absolute returns.

The Fund’s overweight exposure to momentum and value stocks boosted relative returns as well. Upward-trending stocks captured more upside from generally rising stock prices than the benchmark did, while cheap stocks outperformed expensive stocks in the large-cap space. This outperformance was particularly pronounced within food, beverage and tobacco, and healthcare sectors. The Fund’s modest underweight exposure to financial services also contributed to relative returns against its primary benchmark.

How did the Fund perform in the past 10 years?

For the ten-year period between October 1, 2015, and September 30, 2025, the Fund outperformed its primary benchmark and underperformed its broader benchmark.

The Fund’s overweight exposure to both value and momentum stocks was a key driver of absolute and relative returns during the period. The Fund’s value exposure detracted from returns during the bear market that began the period and contributed to returns during the recovery that followed. The Fund’s momentum exposure both helped and hurt returns during the first seven years of the period. During the last three years of the period, however, momentum has been a solid contributor to returns. Stock selection contributed to relative returns, particularly within the capital goods and the semiconductors and semiconductor equipment industry groups, where the Fund’s holdings outperformed the benchmark’s. Underperformance of the broader benchmark in the ten-year period was driven by the Fund’s underweight exposure to technology stocks, which outperformed during the period.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$195	1.80%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

40,000
30,000
20,000
10,000
0
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025
Sterling Capital Behavioral Large Cap Value Equity Fund - C - $26,260
Russell 3000® Index - $39,447
Russell 1000® Value Index - $27,692
Bloomberg US 1000 Value Index - $29,017

	Sterling Capital Behavioral Large Cap Value Equity Fund - C	Russell 3000® Index	Russell 1000® Value Index	Bloomberg US 1000 Value Index
Sep-2015	$10,000	$10,000	$10,000	$10,000
Sep-2016	$10,787	$11,496	$11,619	$11,588
Sep-2017	$12,729	$13,647	$13,377	$13,615
Sep-2018	$14,015	$16,046	$14,641	$15,035
Sep-2019	$13,583	$16,514	$15,227	$15,348
Sep-2020	$12,251	$18,992	$14,461	$14,193
Sep-2021	$16,731	$25,045	$19,525	$19,817
Sep-2022	$14,973	$20,630	$17,306	$18,185
Sep-2023	$17,304	$24,852	$19,805	$20,912
Sep-2024	$22,573	$33,598	$25,303	$26,473
Sep-2025	$26,260	$39,447	$27,692	$29,017

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Behavioral Large Cap Value Equity Fund - C	16.34%	16.47%	10.14%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 1000® Value Index	9.44%	13.87%	10.72%
Bloomberg US 1000 Value Index	9.61%	15.38%	11.24%

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values. The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market, constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure new and growing equities are included.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Behavioral Large Cap Value Equity Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (BCVCX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$47,637,274
  Number of Portfolio Holdings103
  Advisory Fee (net of waivers)$179,829
  Portfolio Turnover108%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.5%
Materials	3.4%
Real Estate	3.7%
Utilities	4.3%
Consumer Staples	5.7%
Energy	6.4%
Communication Services	8.0%
Consumer Discretionary	8.2%
Industrials	10.2%
Information Technology	11.4%
Health Care	13.9%
Financials	24.3%
Other Assets in Excess of Liabilities	-%

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	99.5%
Money Market Funds	0.5%

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093025-BCVCX

Sterling Capital Behavioral Large Cap Value Equity Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (BBISX)

This annual shareholder report contains important information about Sterling Capital Behavioral Large Cap Value Equity Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2024, and September 30, 2025, the Fund outperformed both its primary benchmark, the Russell 1000® Value Index, and its broader benchmark, the Russell 3000® Index.

The Fund applies principles of behavioral finance to its investment strategy. This process is designed to capitalize on known investor biases and heuristics (mental shortcuts) by accounting for the impact on markets of behavioral factors such as greed, fear, and ego. The Fund’s momentum strategy, which targets upward-trending stocks, contributed significantly to absolute returns. The Fund’s exposure to value, achieved by targeting cheaper stocks that tend to outperform more expensive stocks, also contributed to absolute returns.

The Fund’s overweight exposure to momentum and value stocks boosted relative returns as well. Upward-trending stocks captured more upside from generally rising stock prices than the benchmark did, while cheap stocks outperformed expensive stocks in the large-cap space. This outperformance was particularly pronounced within food, beverage and tobacco, and healthcare sectors. The Fund’s modest underweight exposure to financial services also contributed to relative returns against its primary benchmark.

How did the Fund perform in the past 10 years?

For the ten-year period between October 1, 2015, and September 30, 2025, the Fund outperformed its primary benchmark and underperformed its broader benchmark.

The Fund’s overweight exposure to both value and momentum stocks was a key driver of absolute and relative returns during the period. The Fund’s value exposure detracted from returns during the bear market that began the period and contributed to returns during the recovery that followed. The Fund’s momentum exposure both helped and hurt returns during the first seven years of the period. During the last three years of the period, however, momentum has been a solid contributor to returns. Stock selection contributed to relative returns, particularly within the capital goods and the semiconductors and semiconductor equipment industry groups, where the Fund’s holdings outperformed the benchmark’s. Underperformance of the broader benchmark in the ten-year period was driven by the Fund’s underweight exposure to technology stocks, which outperformed during the period.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$87	0.80%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

40,000
30,000
20,000
10,000
0
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025
Sterling Capital Behavioral Large Cap Value Equity Fund - I - $29,003
Russell 3000® Index - $39,447
Russell 1000® Value Index - $27,692
Bloomberg US 1000 Value Index - $29,017

	Sterling Capital Behavioral Large Cap Value Equity Fund - I	Russell 3000® Index	Russell 1000® Value Index	Bloomberg US 1000 Value Index
Sep-2015	$10,000	$10,000	$10,000	$10,000
Sep-2016	$10,894	$11,496	$11,619	$11,588
Sep-2017	$12,983	$13,647	$13,377	$13,615
Sep-2018	$14,437	$16,046	$14,641	$15,035
Sep-2019	$14,137	$16,514	$15,227	$15,348
Sep-2020	$12,871	$18,992	$14,461	$14,193
Sep-2021	$17,749	$25,045	$19,525	$19,817
Sep-2022	$16,041	$20,630	$17,306	$18,185
Sep-2023	$18,726	$24,852	$19,805	$20,912
Sep-2024	$24,681	$33,598	$25,303	$26,473
Sep-2025	$29,003	$39,447	$27,692	$29,017

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Behavioral Large Cap Value Equity Fund - I
Without Load	17.51%	17.64%	11.24%
With Load	17.51%	17.64%	11.24%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 1000® Value Index	9.44%	13.87%	10.72%
Bloomberg US 1000 Value Index	9.61%	15.38%	11.24%

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values. The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market, constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure new and growing equities are included.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Behavioral Large Cap Value Equity Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (BBISX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$47,637,274
  Number of Portfolio Holdings103
  Advisory Fee (net of waivers)$179,829
  Portfolio Turnover108%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.5%
Materials	3.4%
Real Estate	3.7%
Utilities	4.3%
Consumer Staples	5.7%
Energy	6.4%
Communication Services	8.0%
Consumer Discretionary	8.2%
Industrials	10.2%
Information Technology	11.4%
Health Care	13.9%
Financials	24.3%
Other Assets in Excess of Liabilities	-%

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	99.5%
Money Market Funds	0.5%

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093025-BBISX

Sterling Capital Behavioral Large Cap Value Equity Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class R6 (STRAX)

This annual shareholder report contains important information about Sterling Capital Behavioral Large Cap Value Equity Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2024, and September 30, 2025, the Fund outperformed both its primary benchmark, the Russell 1000® Value Index, and its broader benchmark, the Russell 3000® Index.

The Fund applies principles of behavioral finance to its investment strategy. This process is designed to capitalize on known investor biases and heuristics (mental shortcuts) by accounting for the impact on markets of behavioral factors such as greed, fear, and ego. The Fund’s momentum strategy, which targets upward-trending stocks, contributed significantly to absolute returns. The Fund’s exposure to value, achieved by targeting cheaper stocks that tend to outperform more expensive stocks, also contributed to absolute returns.

The Fund’s overweight exposure to momentum and value stocks boosted relative returns as well. Upward-trending stocks captured more upside from generally rising stock prices than the benchmark did, while cheap stocks outperformed expensive stocks in the large-cap space. This outperformance was particularly pronounced within food, beverage and tobacco, and healthcare sectors. The Fund’s modest underweight exposure to financial services also contributed to relative returns against its primary benchmark.

How did the Fund perform in the past 10 years?

For the ten-year period between October 1, 2015, and September 30, 2025, the Fund outperformed its primary benchmark and underperformed its broader benchmark.

The Fund’s overweight exposure to both value and momentum stocks was a key driver of absolute and relative returns during the period. The Fund’s value exposure detracted from returns during the bear market that began the period and contributed to returns during the recovery that followed. The Fund’s momentum exposure both helped and hurt returns during the first seven years of the period. During the last three years of the period, however, momentum has been a solid contributor to returns. Stock selection contributed to relative returns, particularly within the capital goods and the semiconductors and semiconductor equipment industry groups, where the Fund’s holdings outperformed the benchmark’s. Underperformance of the broader benchmark in the ten-year period was driven by the Fund’s underweight exposure to technology stocks, which outperformed during the period.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$74	0.68%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

30,000
25,000
20,000
15,000
10,000
5,000
0
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025
Sterling Capital Behavioral Large Cap Value Equity Fund - R6 - $22,486
Russell 3000® Index - $28,905
Russell 1000® Value Index - $20,702
Bloomberg US 1000 Value Index - $21,313

	Sterling Capital Behavioral Large Cap Value Equity Fund - R6	Russell 3000® Index	Russell 1000® Value Index	Bloomberg US 1000 Value Index
Sep-2017	$10,000	$10,000	$10,000	$10,000
Sep-2018	$11,122	$11,758	$10,945	$11,043
Sep-2019	$10,897	$12,101	$11,383	$11,273
Sep-2020	$9,930	$13,916	$10,811	$10,425
Sep-2021	$13,695	$18,352	$14,596	$14,556
Sep-2022	$12,397	$15,117	$12,937	$13,357
Sep-2023	$14,485	$18,210	$14,805	$15,360
Sep-2024	$19,106	$24,619	$18,916	$19,444
Sep-2025	$22,486	$28,905	$20,702	$21,313

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	Since Inception (January 31, 2018)
Sterling Capital Behavioral Large Cap Value Equity Fund - R6	17.69%	17.76%	9.52%
Russell 3000® Index	17.41%	15.74%	13.18%
Russell 1000® Value Index	9.44%	13.87%	8.68%
Bloomberg US 1000 Value Index	9.61%	15.38%	8.92%

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values. The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market, constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure new and growing equities are included.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Behavioral Large Cap Value Equity Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class R6 (STRAX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$47,637,274
  Number of Portfolio Holdings103
  Advisory Fee (net of waivers)$179,829
  Portfolio Turnover108%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.5%
Materials	3.4%
Real Estate	3.7%
Utilities	4.3%
Consumer Staples	5.7%
Energy	6.4%
Communication Services	8.0%
Consumer Discretionary	8.2%
Industrials	10.2%
Information Technology	11.4%
Health Care	13.9%
Financials	24.3%
Other Assets in Excess of Liabilities	-%

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	99.5%
Money Market Funds	0.5%

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093025-STRAX

Sterling Capital Behavioral Small Cap Value Equity Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (SPSAX)

This annual shareholder report contains important information about Sterling Capital Behavioral Small Cap Value Equity Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2024, and September 30, 2025, the Fund underperformed its primary benchmark, the Russell 2000® Value Index, and its broader benchmark, the Russell 3000® Index.

The Fund applies principles of behavioral finance to its investment strategy. This process is designed to capitalize on known investor biases and heuristics (mental shortcuts) by accounting for the impact on markets of behavioral factors such as greed, fear, and ego. The Fund’s momentum strategy, which targets upward-trending stocks, contributed significantly to absolute returns. Its value strategy, which targets cheaper stocks, also generated positive absolute returns.

During the fourth quarter of the fiscal year, investors began pursuing riskier assets such as higher beta, more volatile equities. This caused relatively volatile stocks, which the Fund does not target, to outperform, detracting from relative returns. The Fund’s stock selection within the information technology and materials sectors, specifically its lack of digital currency and commodity miners, detracted significantly from relative returns against both benchmarks. The Fund’s momentum exposure and value exposure both contributed to relative returns.

How did the Fund perform in the past 10 years?

For the ten-year period between October 1, 2015, and September 30, 2025, the Fund underperformed its primary benchmark and its broader benchmark.

The Fund’s overweight exposure to both value and momentum stocks was a key driver of absolute and relative returns during the period. The Fund’s value exposure detracted from returns during the bear market that began the period and contributed to returns during the recovery that followed. The Fund’s momentum exposure both helped and hurt returns during the first seven years of the period. During the last three years of the period, however, momentum was a solid contributor to returns. The positive effects of the Fund’s focus on portfolio construction were offset by stock selection, particularly within the information technology and real estate sectors, where the Fund’s holdings underperformed the benchmarks.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$112	1.09%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

40,000
30,000
20,000
10,000
0
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025
Sterling Capital Behavioral Small Cap Value Equity Fund - A - $21,557
Russell 3000® Index - $39,447
Russell 2000® Value Index - $24,167
Bloomberg US 2000 Value Index - $25,813

	Sterling Capital Behavioral Small Cap Value Equity Fund - A	Russell 3000® Index	Russell 2000® Value Index	Bloomberg US 2000 Value Index
Sep-2015	$9,423	$10,000	$10,000	$10,000
Sep-2016	$10,320	$11,496	$11,881	$12,002
Sep-2017	$12,554	$13,647	$14,322	$14,230
Sep-2018	$13,269	$16,046	$15,658	$15,549
Sep-2019	$11,999	$16,514	$14,367	$13,536
Sep-2020	$9,858	$18,992	$12,229	$11,927
Sep-2021	$16,239	$25,045	$20,047	$20,545
Sep-2022	$14,048	$20,630	$16,501	$17,037
Sep-2023	$15,944	$24,852	$17,795	$19,231
Sep-2024	$20,440	$33,598	$22,401	$24,380
Sep-2025	$21,557	$39,447	$24,167	$25,813

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Behavioral Small Cap Value Equity Fund - A
Without Load	5.47%	16.94%	8.63%
With Load	-0.57%	15.57%	7.98%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Value Index	7.88%	14.59%	9.23%
Bloomberg US 2000 Value Index	5.88%	16.70%	9.95%

The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Value Index is constructed to provide a comprehensive and unbiased barometer for the small-cap value segment. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect value characteristics.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market, constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure new and growing equities are included.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Behavioral Small Cap Value Equity Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (SPSAX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$103,718,166
  Number of Portfolio Holdings246
  Advisory Fee (net of waivers)$548,999
  Portfolio Turnover90%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	1.4%
Communication Services	1.4%
Consumer Staples	2.0%
Communications	2.6%
Information Technology	3.3%
Materials	4.7%
Technology	5.1%
Energy	5.9%
Utilities	6.1%
Health Care	8.8%
Real Estate	9.8%
Industrials	11.3%
Consumer Discretionary	11.4%
Financials	26.1%
Other Assets in Excess of Liabilities	0.1%

Asset Weighting (as a % of Total Investments)

1.4%
98.6%
Common Stocks 98.6%
Money Market Funds 1.4%

Value	Value
Common Stocks	98.6%
Money Market Funds	1.4%

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093025-SPSAX

Sterling Capital Behavioral Small Cap Value Equity Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (SPSDX)

This annual shareholder report contains important information about Sterling Capital Behavioral Small Cap Value Equity Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2024, and September 30, 2025, the Fund underperformed its primary benchmark, the Russell 2000® Value Index, and its broader benchmark, the Russell 3000® Index.

The Fund applies principles of behavioral finance to its investment strategy. This process is designed to capitalize on known investor biases and heuristics (mental shortcuts) by accounting for the impact on markets of behavioral factors such as greed, fear, and ego. The Fund’s momentum strategy, which targets upward-trending stocks, contributed significantly to absolute returns. Its value strategy, which targets cheaper stocks, also generated positive absolute returns.

During the fourth quarter of the fiscal year, investors began pursuing riskier assets such as higher beta, more volatile equities. This caused relatively volatile stocks, which the Fund does not target, to outperform, detracting from relative returns. The Fund’s stock selection within the information technology and materials sectors, specifically its lack of digital currency and commodity miners, detracted significantly from relative returns against both benchmarks. The Fund’s momentum exposure and value exposure both contributed to relative returns.

How did the Fund perform in the past 10 years?

For the ten-year period between October 1, 2015, and September 30, 2025, the Fund underperformed its primary benchmark and its broader benchmark.

The Fund’s overweight exposure to both value and momentum stocks was a key driver of absolute and relative returns during the period. The Fund’s value exposure detracted from returns during the bear market that began the period and contributed to returns during the recovery that followed. The Fund’s momentum exposure both helped and hurt returns during the first seven years of the period. During the last three years of the period, however, momentum was a solid contributor to returns. The positive effects of the Fund’s focus on portfolio construction were offset by stock selection, particularly within the information technology and real estate sectors, where the Fund’s holdings underperformed the benchmarks.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$188	1.84%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

40,000
30,000
20,000
10,000
0
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025
Sterling Capital Behavioral Small Cap Value Equity Fund - C - $21,218
Russell 3000® Index - $39,447
Russell 2000® Value Index - $24,167
Bloomberg US 2000 Value Index - $25,813

	Sterling Capital Behavioral Small Cap Value Equity Fund - C	Russell 3000® Index	Russell 2000® Value Index	Bloomberg US 2000 Value Index
Sep-2015	$10,000	$10,000	$10,000	$10,000
Sep-2016	$10,868	$11,496	$11,881	$12,002
Sep-2017	$13,121	$13,647	$14,322	$14,230
Sep-2018	$13,762	$16,046	$15,658	$15,549
Sep-2019	$12,348	$16,514	$14,367	$13,536
Sep-2020	$10,067	$18,992	$12,229	$11,927
Sep-2021	$16,474	$25,045	$20,047	$20,545
Sep-2022	$14,137	$20,630	$16,501	$17,037
Sep-2023	$15,933	$24,852	$17,795	$19,231
Sep-2024	$20,276	$33,598	$22,401	$24,380
Sep-2025	$21,218	$39,447	$24,167	$25,813

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Behavioral Small Cap Value Equity Fund - C	4.65%	16.08%	7.81%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Value Index	7.88%	14.59%	9.23%
Bloomberg US 2000 Value Index	5.88%	16.70%	9.95%

The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Value Index is constructed to provide a comprehensive and unbiased barometer for the small-cap value segment. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect value characteristics.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market, constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure new and growing equities are included.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Behavioral Small Cap Value Equity Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (SPSDX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$103,718,166
  Number of Portfolio Holdings246
  Advisory Fee (net of waivers)$548,999
  Portfolio Turnover90%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	1.4%
Communication Services	1.4%
Consumer Staples	2.0%
Communications	2.6%
Information Technology	3.3%
Materials	4.7%
Technology	5.1%
Energy	5.9%
Utilities	6.1%
Health Care	8.8%
Real Estate	9.8%
Industrials	11.3%
Consumer Discretionary	11.4%
Financials	26.1%
Other Assets in Excess of Liabilities	0.1%

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	98.6%
Money Market Funds	1.4%

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093025-SPSDX

Sterling Capital Behavioral Small Cap Value Equity Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class R6 (STRBX)

This annual shareholder report contains important information about Sterling Capital Behavioral Small Cap Value Equity Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2024, and September 30, 2025, the Fund underperformed its primary benchmark, the Russell 2000® Value Index, and its broader benchmark, the Russell 3000® Index.

The Fund applies principles of behavioral finance to its investment strategy. This process is designed to capitalize on known investor biases and heuristics (mental shortcuts) by accounting for the impact on markets of behavioral factors such as greed, fear, and ego. The Fund’s momentum strategy, which targets upward-trending stocks, contributed significantly to absolute returns. Its value strategy, which targets cheaper stocks, also generated positive absolute returns.

During the fourth quarter of the fiscal year, investors began pursuing riskier assets such as higher beta, more volatile equities. This caused relatively volatile stocks, which the Fund does not target, to outperform, detracting from relative returns. The Fund’s stock selection within the information technology and materials sectors, specifically its lack of digital currency and commodity miners, detracted significantly from relative returns against both benchmarks. The Fund’s momentum exposure and value exposure both contributed to relative returns.

How did the Fund perform in the past 10 years?

For the ten-year period between October 1, 2015, and September 30, 2025, the Fund underperformed its primary benchmark and its broader benchmark.

The Fund’s overweight exposure to both value and momentum stocks was a key driver of absolute and relative returns during the period. The Fund’s value exposure detracted from returns during the bear market that began the period and contributed to returns during the recovery that followed. The Fund’s momentum exposure both helped and hurt returns during the first seven years of the period. During the last three years of the period, however, momentum was a solid contributor to returns. The positive effects of the Fund’s focus on portfolio construction were offset by stock selection, particularly within the information technology and real estate sectors, where the Fund’s holdings underperformed the benchmarks.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$80	0.78%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

30,000
25,000
20,000
15,000
10,000
5,000
0
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025
Sterling Capital Behavioral Small Cap Value Equity Fund - R6 - $17,612
Russell 3000® Index - $28,905
Russell 2000® Value Index - $16,874
Bloomberg US 2000 Value Index - $18,141

	Sterling Capital Behavioral Small Cap Value Equity Fund - R6	Russell 3000® Index	Russell 2000® Value Index	Bloomberg US 2000 Value Index
Sep-2017	$10,000	$10,000	$10,000	$10,000
Sep-2018	$10,607	$11,758	$10,933	$10,927
Sep-2019	$9,622	$12,101	$10,031	$9,513
Sep-2020	$7,926	$13,916	$8,539	$8,382
Sep-2021	$13,106	$18,352	$13,997	$14,438
Sep-2022	$11,364	$15,117	$11,521	$11,973
Sep-2023	$12,948	$18,210	$12,425	$13,515
Sep-2024	$16,653	$24,619	$15,640	$17,133
Sep-2025	$17,612	$28,905	$16,874	$18,141

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	Since Inception (January 31, 2018)
Sterling Capital Behavioral Small Cap Value Equity Fund - R6	5.76%	17.31%	7.03%
Russell 3000® Index	17.41%	15.74%	13.18%
Russell 2000® Value Index	7.88%	14.59%	6.61%
Bloomberg US 2000 Value Index	5.88%	16.70%	7.48%

The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Value Index is constructed to provide a comprehensive and unbiased barometer for the small-cap value segment. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect value characteristics.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market, constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure new and growing equities are included.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Behavioral Small Cap Value Equity Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class R6 (STRBX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$103,718,166
  Number of Portfolio Holdings246
  Advisory Fee (net of waivers)$548,999
  Portfolio Turnover90%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	1.4%
Communication Services	1.4%
Consumer Staples	2.0%
Communications	2.6%
Information Technology	3.3%
Materials	4.7%
Technology	5.1%
Energy	5.9%
Utilities	6.1%
Health Care	8.8%
Real Estate	9.8%
Industrials	11.3%
Consumer Discretionary	11.4%
Financials	26.1%
Other Assets in Excess of Liabilities	0.1%

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	98.6%
Money Market Funds	1.4%

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093025-STRBX

Sterling Capital Behavioral Small Cap Value Equity Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (SPSCX)

This annual shareholder report contains important information about Sterling Capital Behavioral Small Cap Value Equity Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2024, and September 30, 2025, the Fund underperformed its primary benchmark, the Russell 2000® Value Index, and its broader benchmark, the Russell 3000® Index.

The Fund applies principles of behavioral finance to its investment strategy. This process is designed to capitalize on known investor biases and heuristics (mental shortcuts) by accounting for the impact on markets of behavioral factors such as greed, fear, and ego. The Fund’s momentum strategy, which targets upward-trending stocks, contributed significantly to absolute returns. Its value strategy, which targets cheaper stocks, also generated positive absolute returns.

During the fourth quarter of the fiscal year, investors began pursuing riskier assets such as higher beta, more volatile equities. This caused relatively volatile stocks, which the Fund does not target, to outperform, detracting from relative returns. The Fund’s stock selection within the information technology and materials sectors, specifically its lack of digital currency and commodity miners, detracted significantly from relative returns against both benchmarks. The Fund’s momentum exposure and value exposure both contributed to relative returns.

How did the Fund perform in the past 10 years?

For the ten-year period between October 1, 2015, and September 30, 2025, the Fund underperformed its primary benchmark and its broader benchmark.

The Fund’s overweight exposure to both value and momentum stocks was a key driver of absolute and relative returns during the period. The Fund’s value exposure detracted from returns during the bear market that began the period and contributed to returns during the recovery that followed. The Fund’s momentum exposure both helped and hurt returns during the first seven years of the period. During the last three years of the period, however, momentum was a solid contributor to returns. The positive effects of the Fund’s focus on portfolio construction were offset by stock selection, particularly within the information technology and real estate sectors, where the Fund’s holdings underperformed the benchmarks.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$86	0.84%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

40,000
30,000
20,000
10,000
0
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025
Sterling Capital Behavioral Small Cap Value Equity Fund - I - $23,442
Russell 3000® Index - $39,447
Russell 2000® Value Index - $24,167
Bloomberg US 2000 Value Index - $25,813

	Sterling Capital Behavioral Small Cap Value Equity Fund - I	Russell 3000® Index	Russell 2000® Value Index	Bloomberg US 2000 Value Index
Sep-2015	$10,000	$10,000	$10,000	$10,000
Sep-2016	$10,980	$11,496	$11,881	$12,002
Sep-2017	$13,384	$13,647	$14,322	$14,230
Sep-2018	$14,182	$16,046	$15,658	$15,549
Sep-2019	$12,860	$16,514	$14,367	$13,536
Sep-2020	$10,591	$18,992	$12,229	$11,927
Sep-2021	$17,498	$25,045	$20,047	$20,545
Sep-2022	$15,162	$20,630	$16,501	$17,037
Sep-2023	$17,264	$24,852	$17,795	$19,231
Sep-2024	$22,181	$33,598	$22,401	$24,380
Sep-2025	$23,442	$39,447	$24,167	$25,813

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Behavioral Small Cap Value Equity Fund - I	5.68%	17.22%	8.89%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Value Index	7.88%	14.59%	9.23%
Bloomberg US 2000 Value Index	5.88%	16.70%	9.95%

The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000® companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Value Index is constructed to provide a comprehensive and unbiased barometer for the small-cap value segment. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true small-cap opportunity set and that the represented companies continue to reflect value characteristics.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market, constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure new and growing equities are included.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Behavioral Small Cap Value Equity Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (SPSCX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$103,718,166
  Number of Portfolio Holdings246
  Advisory Fee (net of waivers)$548,999
  Portfolio Turnover90%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	1.4%
Communication Services	1.4%
Consumer Staples	2.0%
Communications	2.6%
Information Technology	3.3%
Materials	4.7%
Technology	5.1%
Energy	5.9%
Utilities	6.1%
Health Care	8.8%
Real Estate	9.8%
Industrials	11.3%
Consumer Discretionary	11.4%
Financials	26.1%
Other Assets in Excess of Liabilities	0.1%

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	98.6%
Money Market Funds	1.4%

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093025-SPSCX

Sterling Capital Equity Income Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (BAEIX)

This annual shareholder report contains important information about Sterling Capital Equity Income Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2024, and September 30, 2025, the Fund underperformed its benchmark, the Russell 1000 Value Index and its broad-based benchmark, the Russell 3000 Index. U.S. equities experienced gains across the period as the Federal Reserve cut interest rates three times for a total reduction of 75 basis points. On an absolute basis, the Fund benefited from its exposure to the financials sector as those holdings gained on higher activity in capital markets, improved performance of their wealth management operations, and improved capital positions.

The Fund’s underperformance relative to its benchmark was largely due to stock selection, particularly within the technology, industrials, and health care sectors. Policy shifts by the new administration related to the Medicare Advantage and Medicaid markets negatively impacted the Fund’s holdings in the health care sector, particularly with two health insurance companies. Policy changes around government services consulting contracts also weighed on the Fund’s holdings of a government services consulting company which dragged on relative performance.

The Fund’s above-benchmark exposure to the financials sector added to relative performance as that sector outperformed. The Fund’s lack of exposure to the utility sector also modestly benefited the Fund’s returns on a relative basis as that sector underperformed based on valuation changes and shifts in government policy, including tax policy related to renewable energy production.

How did the Fund perform in the past 10 years?

For the ten-year period under review, the Fund outperformed its benchmark. The Fund’s focus on value companies that maintain a dominant market position and exhibit efficient operations contributed to absolute performance. The Fund’s exposure to enterprise software, business consulting, and analog semiconductor companies also contributed on an absolute basis over the ten-year period under review. Demand from an aging population helped drive gains in pharmaceutical and medical devices companies which also added to absolute returns. Conversely, exposure to the energy and industrials sectors weighed on the Fund’s absolute returns.

The Fund’s relative outperformance for the ten-year period benefited from both stock selection and an above-benchmark exposure to the outperforming information technology and health care sectors. Underweight exposures to the underperforming energy and industrials sectors also added on a relative basis.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$106	1.07%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

40,000
30,000
20,000
10,000
0
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025
Sterling Capital Equity Income Fund - A - $26,881
Russell 3000® Index - $39,447
Russell 1000® Value Index - $27,692
Bloomberg US 1000 Value Index - $29,017

	Sterling Capital Equity Income Fund - A	Russell 3000® Index	Russell 1000® Value Index	Bloomberg US 1000 Value Index
Sep-2015	$9,424	$10,000	$10,000	$10,000
Sep-2016	$10,790	$11,496	$11,619	$11,588
Sep-2017	$12,537	$13,647	$13,377	$13,615
Sep-2018	$14,454	$16,046	$14,641	$15,035
Sep-2019	$15,679	$16,514	$15,227	$15,348
Sep-2020	$15,663	$18,992	$14,461	$14,193
Sep-2021	$21,006	$25,045	$19,525	$19,817
Sep-2022	$19,776	$20,630	$17,306	$18,185
Sep-2023	$22,259	$24,852	$19,805	$20,912
Sep-2024	$27,562	$33,598	$25,303	$26,473
Sep-2025	$26,881	$39,447	$27,692	$29,017

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Equity Income Fund - A
Without Load	-2.47%	11.41%	11.05%
With Load	-8.08%	10.10%	10.39%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 1000® Value Index	9.44%	13.87%	10.72%
Bloomberg US 1000 Value Index	9.61%	15.38%	11.24%

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values. The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market, constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure new and growing equities are included.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Equity Income Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (BAEIX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$1,070,709,486
  Number of Portfolio Holdings34
  Advisory Fee (net of waivers)$7,787,545
  Portfolio Turnover51%

SECTOR WEIGHTING (as a % of Net Assets)

Real Estate	1.4%
Money Market Funds	2.1%
Energy	3.3%
Consumer Staples	4.4%
Materials	5.4%
Consumer Discretionary	9.5%
Health Care	10.0%
Information Technology	12.8%
Industrials	24.8%
Financials	26.5%
Liabilities in Excess of Other Assets	-0.2%

Asset Weighting (as a % of Total Investments)

2.1%
97.9%
Common Stocks 97.9%
Money Market Funds 2.1%

Value	Value
Common Stocks	97.9%
Money Market Funds	2.1%

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093025-BAEIX

Sterling Capital Equity Income Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (BCEGX)

This annual shareholder report contains important information about Sterling Capital Equity Income Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2024, and September 30, 2025, the Fund underperformed its benchmark, the Russell 1000 Value Index and its broad-based benchmark, the Russell 3000 Index. U.S. equities experienced gains across the period as the Federal Reserve cut interest rates three times for a total reduction of 75 basis points. On an absolute basis, the Fund benefited from its exposure to the financials sector as those holdings gained on higher activity in capital markets, improved performance of their wealth management operations, and improved capital positions.

The Fund’s underperformance relative to its benchmark was largely due to stock selection, particularly within the technology, industrials, and health care sectors. Policy shifts by the new administration related to the Medicare Advantage and Medicaid markets negatively impacted the Fund’s holdings in the health care sector, particularly with two health insurance companies. Policy changes around government services consulting contracts also weighed on the Fund’s holdings of a government services consulting company which dragged on relative performance.

The Fund’s above-benchmark exposure to the financials sector added to relative performance as that sector outperformed. The Fund’s lack of exposure to the utility sector also modestly benefited the Fund’s returns on a relative basis as that sector underperformed based on valuation changes and shifts in government policy, including tax policy related to renewable energy production.

How did the Fund perform in the past 10 years?

For the ten-year period under review, the Fund outperformed its benchmark. The Fund’s focus on value companies that maintain a dominant market position and exhibit efficient operations contributed to absolute performance. The Fund’s exposure to enterprise software, business consulting, and analog semiconductor companies also contributed on an absolute basis over the ten-year period under review. Demand from an aging population helped drive gains in pharmaceutical and medical devices companies which also added to absolute returns. Conversely, exposure to the energy and industrials sectors weighed on the Fund’s absolute returns.

The Fund’s relative outperformance for the ten-year period benefited from both stock selection and an above-benchmark exposure to the outperforming information technology and health care sectors. Underweight exposures to the underperforming energy and industrials sectors also added on a relative basis.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$179	1.82%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

40,000
30,000
20,000
10,000
0
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025
Sterling Capital Equity Income Fund - C - $26,472
Russell 3000® Index - $39,447
Russell 1000® Value Index - $27,692
Bloomberg US 1000 Value Index - $29,017

	Sterling Capital Equity Income Fund - C	Russell 3000® Index	Russell 1000® Value Index	Bloomberg US 1000 Value Index
Sep-2015	$10,000	$10,000	$10,000	$10,000
Sep-2016	$11,365	$11,496	$11,619	$11,588
Sep-2017	$13,110	$13,647	$13,377	$13,615
Sep-2018	$14,999	$16,046	$14,641	$15,035
Sep-2019	$16,149	$16,514	$15,227	$15,348
Sep-2020	$16,011	$18,992	$14,461	$14,193
Sep-2021	$21,318	$25,045	$19,525	$19,817
Sep-2022	$19,917	$20,630	$17,306	$18,185
Sep-2023	$22,249	$24,852	$19,805	$20,912
Sep-2024	$27,347	$33,598	$25,303	$26,473
Sep-2025	$26,472	$39,447	$27,692	$29,017

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Equity Income Fund - C	-3.20%	10.58%	10.22%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 1000® Value Index	9.44%	13.87%	10.72%
Bloomberg US 1000 Value Index	9.61%	15.38%	11.24%

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values. The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market, constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure new and growing equities are included.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Equity Income Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (BCEGX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$1,070,709,486
  Number of Portfolio Holdings34
  Advisory Fee (net of waivers)$7,787,545
  Portfolio Turnover51%

SECTOR WEIGHTING (as a % of Net Assets)

Real Estate	1.4%
Money Market Funds	2.1%
Energy	3.3%
Consumer Staples	4.4%
Materials	5.4%
Consumer Discretionary	9.5%
Health Care	10.0%
Information Technology	12.8%
Industrials	24.8%
Financials	26.5%
Liabilities in Excess of Other Assets	-0.2%

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	97.9%
Money Market Funds	2.1%

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093025-BCEGX

Sterling Capital Equity Income Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class R6 (STREX)

This annual shareholder report contains important information about Sterling Capital Equity Income Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2024, and September 30, 2025, the Fund underperformed its benchmark, the Russell 1000 Value Index and its broad-based benchmark, the Russell 3000 Index. U.S. equities experienced gains across the period as the Federal Reserve cut interest rates three times for a total reduction of 75 basis points. On an absolute basis, the Fund benefited from its exposure to the financials sector as those holdings gained on higher activity in capital markets, improved performance of their wealth management operations, and improved capital positions.

The Fund’s underperformance relative to its benchmark was largely due to stock selection, particularly within the technology, industrials, and health care sectors. Policy shifts by the new administration related to the Medicare Advantage and Medicaid markets negatively impacted the Fund’s holdings in the health care sector, particularly with two health insurance companies. Policy changes around government services consulting contracts also weighed on the Fund’s holdings of a government services consulting company which dragged on relative performance.

The Fund’s above-benchmark exposure to the financials sector added to relative performance as that sector outperformed. The Fund’s lack of exposure to the utility sector also modestly benefited the Fund’s returns on a relative basis as that sector underperformed based on valuation changes and shifts in government policy, including tax policy related to renewable energy production.

How did the Fund perform in the past 10 years?

For the ten-year period under review, the Fund outperformed its benchmark. The Fund’s focus on value companies that maintain a dominant market position and exhibit efficient operations contributed to absolute performance. The Fund’s exposure to enterprise software, business consulting, and analog semiconductor companies also contributed on an absolute basis over the ten-year period under review. Demand from an aging population helped drive gains in pharmaceutical and medical devices companies which also added to absolute returns. Conversely, exposure to the energy and industrials sectors weighed on the Fund’s absolute returns.

The Fund’s relative outperformance for the ten-year period benefited from both stock selection and an above-benchmark exposure to the outperforming information technology and health care sectors. Underweight exposures to the underperforming energy and industrials sectors also added on a relative basis.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$71	0.71%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

30,000
25,000
20,000
15,000
10,000
5,000
0
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025
Sterling Capital Equity Income Fund - R6 - $22,051
Russell 3000® Index - $28,905
Russell 1000® Value Index - $20,702
Bloomberg US 1000 Value Index - $21,313

	Sterling Capital Equity Income Fund - R6	Russell 3000® Index	Russell 1000® Value Index	Bloomberg US 1000 Value Index
Sep-2017	$10,000	$10,000	$10,000	$10,000
Sep-2018	$11,564	$11,758	$10,945	$11,043
Sep-2019	$12,592	$12,101	$11,383	$11,273
Sep-2020	$12,619	$13,916	$10,811	$10,425
Sep-2021	$16,988	$18,352	$14,596	$14,556
Sep-2022	$16,047	$15,117	$12,937	$13,357
Sep-2023	$18,123	$18,210	$14,805	$15,360
Sep-2024	$22,525	$24,619	$18,916	$19,444
Sep-2025	$22,051	$28,905	$20,702	$21,313

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	Since Inception (January 31, 2018)
Sterling Capital Equity Income Fund - R6	-2.10%	11.81%	9.07%
Russell 3000® Index	17.41%	15.74%	13.18%
Russell 1000® Value Index	9.44%	13.87%	8.68%
Bloomberg US 1000 Value Index	9.61%	15.38%	8.92%

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values. The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market, constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure new and growing equities are included.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Equity Income Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class R6 (STREX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$1,070,709,486
  Number of Portfolio Holdings34
  Advisory Fee (net of waivers)$7,787,545
  Portfolio Turnover51%

SECTOR WEIGHTING (as a % of Net Assets)

Real Estate	1.4%
Money Market Funds	2.1%
Energy	3.3%
Consumer Staples	4.4%
Materials	5.4%
Consumer Discretionary	9.5%
Health Care	10.0%
Information Technology	12.8%
Industrials	24.8%
Financials	26.5%
Liabilities in Excess of Other Assets	-0.2%

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	97.9%
Money Market Funds	2.1%

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093025-STREX

Sterling Capital Equity Income Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (BEGIX)

This annual shareholder report contains important information about Sterling Capital Equity Income Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2024, and September 30, 2025, the Fund underperformed its benchmark, the Russell 1000 Value Index and its broad-based benchmark, the Russell 3000 Index. U.S. equities experienced gains across the period as the Federal Reserve cut interest rates three times for a total reduction of 75 basis points. On an absolute basis, the Fund benefited from its exposure to the financials sector as those holdings gained on higher activity in capital markets, improved performance of their wealth management operations, and improved capital positions.

The Fund’s underperformance relative to its benchmark was largely due to stock selection, particularly within the technology, industrials, and health care sectors. Policy shifts by the new administration related to the Medicare Advantage and Medicaid markets negatively impacted the Fund’s holdings in the health care sector, particularly with two health insurance companies. Policy changes around government services consulting contracts also weighed on the Fund’s holdings of a government services consulting company which dragged on relative performance.

The Fund’s above-benchmark exposure to the financials sector added to relative performance as that sector outperformed. The Fund’s lack of exposure to the utility sector also modestly benefited the Fund’s returns on a relative basis as that sector underperformed based on valuation changes and shifts in government policy, including tax policy related to renewable energy production.

How did the Fund perform in the past 10 years?

For the ten-year period under review, the Fund outperformed its benchmark. The Fund’s focus on value companies that maintain a dominant market position and exhibit efficient operations contributed to absolute performance. The Fund’s exposure to enterprise software, business consulting, and analog semiconductor companies also contributed on an absolute basis over the ten-year period under review. Demand from an aging population helped drive gains in pharmaceutical and medical devices companies which also added to absolute returns. Conversely, exposure to the energy and industrials sectors weighed on the Fund’s absolute returns.

The Fund’s relative outperformance for the ten-year period benefited from both stock selection and an above-benchmark exposure to the outperforming information technology and health care sectors. Underweight exposures to the underperforming energy and industrials sectors also added on a relative basis.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$81	0.82%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

40,000
30,000
20,000
10,000
0
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025
Sterling Capital Equity Income Fund - I - $29,250
Russell 3000® Index - $39,447
Russell 1000® Value Index - $27,692
Bloomberg US 1000 Value Index - $29,017

	Sterling Capital Equity Income Fund - I	Russell 3000® Index	Russell 1000® Value Index	Bloomberg US 1000 Value Index
Sep-2015	$10,000	$10,000	$10,000	$10,000
Sep-2016	$11,475	$11,496	$11,619	$11,588
Sep-2017	$13,369	$13,647	$13,377	$13,615
Sep-2018	$15,453	$16,046	$14,641	$15,035
Sep-2019	$16,800	$16,514	$15,227	$15,348
Sep-2020	$16,826	$18,992	$14,461	$14,193
Sep-2021	$22,626	$25,045	$19,525	$19,817
Sep-2022	$21,352	$20,630	$17,306	$18,185
Sep-2023	$24,092	$24,852	$19,805	$20,912
Sep-2024	$29,912	$33,598	$25,303	$26,473
Sep-2025	$29,250	$39,447	$27,692	$29,017

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Equity Income Fund - I	-2.21%	11.69%	11.33%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 1000® Value Index	9.44%	13.87%	10.72%
Bloomberg US 1000 Value Index	9.61%	15.38%	11.24%

The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® companies with lower price-to-book ratios and lower expected growth values. The Russell 1000® Value Index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market, constructed to provide a comprehensive, unbiased and stable barometer of the broad market, and is completely reconstituted annually to ensure new and growing equities are included.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Equity Income Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (BEGIX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$1,070,709,486
  Number of Portfolio Holdings34
  Advisory Fee (net of waivers)$7,787,545
  Portfolio Turnover51%

SECTOR WEIGHTING (as a % of Net Assets)

Real Estate	1.4%
Money Market Funds	2.1%
Energy	3.3%
Consumer Staples	4.4%
Materials	5.4%
Consumer Discretionary	9.5%
Health Care	10.0%
Information Technology	12.8%
Industrials	24.8%
Financials	26.5%
Liabilities in Excess of Other Assets	-0.2%

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	97.9%
Money Market Funds	2.1%

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093025-BEGIX

Sterling Capital Intermediate U.S. Government Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (BGVAX)

This annual shareholder report contains important information about Sterling Capital Intermediate U.S. Government Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2024, and September 30, 2025, the Fund outperformed its primary benchmark, the Bloomberg Intermediate U.S. Government Bond Index, and its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index. The Federal Reserve (Fed) cut the fed funds rate by a total of 75 basis points during the period. The yield curve steepened as interest rates dropped for maturities of two years or shorter and increased for maturities of three years or longer. While the net impact was a slight drag on absolute returns, performance remained positive thanks to elevated starting yields. The Fund’s outperformance relative to both benchmarks over the 12-month period was driven primarily by its overweight position in securitized assets. The Fund’s exposure to agency mortgage-backed securities (MBS) and agency commercial mortgage-backed securities (CMBS), both of which outperformed Treasuries, was particularly helpful. The Fund’s holdings in non-agency asset-backed securities (ABS) and non-agency CMBS also contributed to its relative performance. Detracting from the Fund’s relative performance were its longer average duration than the benchmark and its higher exposure to the short and long ends of the yield curve rather than the middle.

How did the Fund perform in the past 10 years?

For the ten-year period between October 1, 2015, and September 30, 2025, the Fund underperformed both benchmarks. The Fund’s absolute performance fluctuated throughout the period in response to changes in interest rates, the shape of the yield curve, and absolute returns of risk assets and Treasuries. The Fed's actions in the MBS market, of which it owned a large portion during the period, also had varying impacts on absolute returns. The Fund’s longer-average duration compared to its primary benchmark drove its underperformance. Longer-duration securities are more sensitive to rate changes, and rates increased over the period. Overall, the Fund’s overweight position in agency securitized sectors, which outperformed Treasuries, was a positive contributor to relative performance. The Fund’s holdings in non-agency CMBS and ABS, which also outperformed Treasuries, made minor contributions to relative performance. The Fund underperformed its broader benchmark in the period largely due to a lack of corporate holdings, which generally outperformed Treasuries, during the period. The Fund’s shorter-average duration than the broad benchmark, making it less sensitive to negative effects of rising rates over the period, contributed positively to relative performance. The Fund’s overweight position in both non-agency securitized collateralized mortgage obligations (CMO) and agency CMO also boosted relative performance.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$81	0.80%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

14,000
12,000
10,000
8,000
6,000
4,000
2,000
0
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025
Sterling Capital Intermediate U.S. Government Fund - A - $10,907
Bloomberg U.S. Aggregate Bond Index - $11,998
Bloomberg U.S. Government: Intermediate Index - $11,667

	Sterling Capital Intermediate U.S. Government Fund - A	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government: Intermediate Index
Sep-2015	$9,798	$10,000	$10,000
Sep-2016	$10,030	$10,519	$10,244
Sep-2017	$9,910	$10,527	$10,176
Sep-2018	$9,739	$10,399	$10,056
Sep-2019	$10,447	$11,470	$10,812
Sep-2020	$10,934	$12,271	$11,459
Sep-2021	$10,800	$12,161	$11,306
Sep-2022	$9,599	$10,385	$10,268
Sep-2023	$9,640	$10,452	$10,405
Sep-2024	$10,577	$11,662	$11,271
Sep-2025	$10,907	$11,998	$11,667

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Intermediate U.S. Government Fund - A
Without Load	3.12%	-0.05%	1.08%
With Load	1.07%	-0.46%	0.87%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Bloomberg U.S. Government: Intermediate Index	3.51%	0.36%	1.55%

The Bloomberg U.S. Intermediate Government Index is a component of the Bloomberg Government Index with sectors including Treasuries and Agencies. Securities must have a maturity from 1 year up to (but not including) 10 years. Securities must have at least one year to final maturity regardless of call features; must be rated investment grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. It is not possible to invest in the Bloomberg U.S. Aggregate Bond Index, which is unmanaged and does not incur fees and charges.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Intermediate U.S. Government Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (BGVAX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$19,892,393
  Number of Portfolio Holdings104
  Advisory Fee (net of waivers)$19,958
  Portfolio Turnover28%

SECTOR WEIGHTING (as a % of Net Assets)

Municipal Bonds	0.2%
Money Market Funds	0.7%
Asset Backed Securities	3.6%
Commercial Mortgage-Backed Securities	12.2%
Collateralized Mortgage Obligations	21.8%
U.S. Treasury Bonds & Notes	25.8%
Mortgage-Backed Securities	35.4%
Other Assets in Excess of Liabilities	0.3%

Asset Weighting (as a % of Total Investments)

3.6%
21.9%
25.8%
0.2%
12.3%
0.7%
35.5%
Asset Backed Securities 3.6%
Municipal Bonds 0.2%
Collateralized Mortgage Obligations 21.9%
U.S. Treasury Bonds & Notes 25.8%
Commercial Mortgage-Backed Securities 12.3%
Money Market Funds 0.7%
Mortgage-Backed Securities 35.5%

Value	Value
Asset Backed Securities	3.6%
Collateralized Mortgage Obligations	21.9%
Commercial Mortgage-Backed Securities	12.3%
Money Market Funds	0.7%
Mortgage-Backed Securities	35.5%
Municipal Bonds	0.2%
U.S. Treasury Bonds & Notes	25.8%

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093025-BGVAX

Sterling Capital Intermediate U.S. Government Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (BIUCX)

This annual shareholder report contains important information about Sterling Capital Intermediate U.S. Government Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2024, and September 30, 2025, the Fund outperformed its primary benchmark, the Bloomberg Intermediate U.S. Government Bond Index, and its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index. The Federal Reserve (Fed) cut the fed funds rate by a total of 75 basis points during the period. The yield curve steepened as interest rates dropped for maturities of two years or shorter and increased for maturities of three years or longer. While the net impact was a slight drag on absolute returns, performance remained positive thanks to elevated starting yields. The Fund’s outperformance relative to both benchmarks over the 12-month period was driven primarily by its overweight position in securitized assets. The Fund’s exposure to agency mortgage-backed securities (MBS) and agency commercial mortgage-backed securities (CMBS), both of which outperformed Treasuries, was particularly helpful. The Fund’s holdings in non-agency asset-backed securities (ABS) and non-agency CMBS also contributed to its relative performance. Detracting from the Fund’s relative performance were its longer average duration than the benchmark and its higher exposure to the short and long ends of the yield curve rather than the middle.

How did the Fund perform in the past 10 years?

For the ten-year period between October 1, 2015, and September 30, 2025, the Fund underperformed both benchmarks. The Fund’s absolute performance fluctuated throughout the period in response to changes in interest rates, the shape of the yield curve, and absolute returns of risk assets and Treasuries. The Fed's actions in the MBS market, of which it owned a large portion during the period, also had varying impacts on absolute returns. The Fund’s longer-average duration compared to its primary benchmark drove its underperformance. Longer-duration securities are more sensitive to rate changes, and rates increased over the period. Overall, the Fund’s overweight position in agency securitized sectors, which outperformed Treasuries, was a positive contributor to relative performance. The Fund’s holdings in non-agency CMBS and ABS, which also outperformed Treasuries, made minor contributions to relative performance. The Fund underperformed its broader benchmark in the period largely due to a lack of corporate holdings, which generally outperformed Treasuries, during the period. The Fund’s shorter-average duration than the broad benchmark, making it less sensitive to negative effects of rising rates over the period, contributed positively to relative performance. The Fund’s overweight position in both non-agency securitized collateralized mortgage obligations (CMO) and agency CMO also boosted relative performance.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$157	1.55%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

14,000
12,000
10,000
8,000
6,000
4,000
2,000
0
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025
Sterling Capital Intermediate U.S. Government Fund - C - $10,316
Bloomberg U.S. Aggregate Bond Index - $11,998
Bloomberg U.S. Government: Intermediate Index - $11,667

	Sterling Capital Intermediate U.S. Government Fund - C	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government: Intermediate Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$10,150	$10,519	$10,244
Sep-2017	$9,953	$10,527	$10,176
Sep-2018	$9,718	$10,399	$10,056
Sep-2019	$10,348	$11,470	$10,812
Sep-2020	$10,739	$12,271	$11,459
Sep-2021	$10,527	$12,161	$11,306
Sep-2022	$9,283	$10,385	$10,268
Sep-2023	$9,254	$10,452	$10,405
Sep-2024	$10,079	$11,662	$11,271
Sep-2025	$10,316	$11,998	$11,667

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Intermediate U.S. Government Fund - C	2.36%	-0.80%	0.31%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Bloomberg U.S. Government: Intermediate Index	3.51%	0.36%	1.55%

The Bloomberg U.S. Intermediate Government Index is a component of the Bloomberg Government Index with sectors including Treasuries and Agencies. Securities must have a maturity from 1 year up to (but not including) 10 years. Securities must have at least one year to final maturity regardless of call features; must be rated investment grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. It is not possible to invest in the Bloomberg U.S. Aggregate Bond Index, which is unmanaged and does not incur fees and charges.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Intermediate U.S. Government Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (BIUCX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$19,892,393
  Number of Portfolio Holdings104
  Advisory Fee (net of waivers)$19,958
  Portfolio Turnover28%

SECTOR WEIGHTING (as a % of Net Assets)

Municipal Bonds	0.2%
Money Market Funds	0.7%
Asset Backed Securities	3.6%
Commercial Mortgage-Backed Securities	12.2%
Collateralized Mortgage Obligations	21.8%
U.S. Treasury Bonds & Notes	25.8%
Mortgage-Backed Securities	35.4%
Other Assets in Excess of Liabilities	0.3%

Asset Weighting (as a % of Total Investments)

Value	Value
Asset Backed Securities	3.6%
Collateralized Mortgage Obligations	21.9%
Commercial Mortgage-Backed Securities	12.3%
Money Market Funds	0.7%
Mortgage-Backed Securities	35.5%
Municipal Bonds	0.2%
U.S. Treasury Bonds & Notes	25.8%

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093025-BIUCX

Sterling Capital Intermediate U.S. Government Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (BBGVX)

This annual shareholder report contains important information about Sterling Capital Intermediate U.S. Government Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2024, and September 30, 2025, the Fund outperformed its primary benchmark, the Bloomberg Intermediate U.S. Government Bond Index, and its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index. The Federal Reserve (Fed) cut the fed funds rate by a total of 75 basis points during the period. The yield curve steepened as interest rates dropped for maturities of two years or shorter and increased for maturities of three years or longer. While the net impact was a slight drag on absolute returns, performance remained positive thanks to elevated starting yields. The Fund’s outperformance relative to both benchmarks over the 12-month period was driven primarily by its overweight position in securitized assets. The Fund’s exposure to agency mortgage-backed securities (MBS) and agency commercial mortgage-backed securities (CMBS), both of which outperformed Treasuries, was particularly helpful. The Fund’s holdings in non-agency asset-backed securities (ABS) and non-agency CMBS also contributed to its relative performance. Detracting from the Fund’s relative performance were its longer average duration than the benchmark and its higher exposure to the short and long ends of the yield curve rather than the middle.

How did the Fund perform in the past 10 years?

For the ten-year period between October 1, 2015, and September 30, 2025, the Fund underperformed both benchmarks. The Fund’s absolute performance fluctuated throughout the period in response to changes in interest rates, the shape of the yield curve, and absolute returns of risk assets and Treasuries. The Fed's actions in the MBS market, of which it owned a large portion during the period, also had varying impacts on absolute returns. The Fund’s longer-average duration compared to its primary benchmark drove its underperformance. Longer-duration securities are more sensitive to rate changes, and rates increased over the period. Overall, the Fund’s overweight position in agency securitized sectors, which outperformed Treasuries, was a positive contributor to relative performance. The Fund’s holdings in non-agency CMBS and ABS, which also outperformed Treasuries, made minor contributions to relative performance. The Fund underperformed its broader benchmark in the period largely due to a lack of corporate holdings, which generally outperformed Treasuries, during the period. The Fund’s shorter-average duration than the broad benchmark, making it less sensitive to negative effects of rising rates over the period, contributed positively to relative performance. The Fund’s overweight position in both non-agency securitized collateralized mortgage obligations (CMO) and agency CMO also boosted relative performance.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$56	0.55%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

14,000
12,000
10,000
8,000
6,000
4,000
2,000
0
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025
Sterling Capital Intermediate U.S. Government Fund - I - $11,402
Bloomberg U.S. Aggregate Bond Index - $11,998
Bloomberg U.S. Government: Intermediate Index - $11,667

	Sterling Capital Intermediate U.S. Government Fund - I	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Government: Intermediate Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$10,262	$10,519	$10,244
Sep-2017	$10,165	$10,527	$10,176
Sep-2018	$10,015	$10,399	$10,056
Sep-2019	$10,770	$11,470	$10,812
Sep-2020	$11,300	$12,271	$11,459
Sep-2021	$11,178	$12,161	$11,306
Sep-2022	$9,960	$10,385	$10,268
Sep-2023	$10,040	$10,452	$10,405
Sep-2024	$11,030	$11,662	$11,271
Sep-2025	$11,402	$11,998	$11,667

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Intermediate U.S. Government Fund - I	3.38%	0.18%	1.32%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Bloomberg U.S. Government: Intermediate Index	3.51%	0.36%	1.55%

The Bloomberg U.S. Intermediate Government Index is a component of the Bloomberg Government Index with sectors including Treasuries and Agencies. Securities must have a maturity from 1 year up to (but not including) 10 years. Securities must have at least one year to final maturity regardless of call features; must be rated investment grade (Baa3/BBB- or higher) by at least two of the following ratings agencies: Moody’s, S&P, Fitch.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. It is not possible to invest in the Bloomberg U.S. Aggregate Bond Index, which is unmanaged and does not incur fees and charges.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Intermediate U.S. Government Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (BBGVX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$19,892,393
  Number of Portfolio Holdings104
  Advisory Fee (net of waivers)$19,958
  Portfolio Turnover28%

SECTOR WEIGHTING (as a % of Net Assets)

Municipal Bonds	0.2%
Money Market Funds	0.7%
Asset Backed Securities	3.6%
Commercial Mortgage-Backed Securities	12.2%
Collateralized Mortgage Obligations	21.8%
U.S. Treasury Bonds & Notes	25.8%
Mortgage-Backed Securities	35.4%
Other Assets in Excess of Liabilities	0.3%

Asset Weighting (as a % of Total Investments)

Value	Value
Asset Backed Securities	3.6%
Collateralized Mortgage Obligations	21.9%
Commercial Mortgage-Backed Securities	12.3%
Money Market Funds	0.7%
Mortgage-Backed Securities	35.5%
Municipal Bonds	0.2%
U.S. Treasury Bonds & Notes	25.8%

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093025-BBGVX

Sterling Capital Long Duration Corporate Bond Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (SCCMX)

This annual shareholder report contains important information about Sterling Capital Long Duration Corporate Bond Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2024, and September 30, 2025, the Fund underperformed both its targeted benchmark, the Bloomberg Long Corporate Index, and its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index. Higher yields above the ten-year portion of the yield curve dragged on the Fund’s absolute returns as longer-term interest rates rose during the period. Meanwhile, the Fund’s total returns were boosted by risk premia finishing the fiscal year lower than they began.

The Fund held an above-benchmark position in Treasury securities during the period to enhance Fund liquidity and reduce risk in anticipation of volatility surrounding shifts in trade policy. While Treasuries outperformed early in the year, particularly in the wake of the “Liberation Day” tariff announcements, they generally underperformed corporate bonds during the rest of the period, hurting relative returns.

The Fund’s underperformance relative to its broad-based benchmark was largely due to the Fund’s concentration in securities with maturities beyond ten years. The steepening of the Treasury yield curve caused these securities to underperform the shorter maturity bonds held in the Bloomberg U.S. Aggregate Bond Index.

How did the Fund perform over the past 10 years?

The Fund outperformed its targeted benchmark over the past ten years but underperformed its broad-based benchmark. The Fund’s positive performance relative to its targeted benchmark over the past ten years was largely due to strategic decisions regarding duration, yield curve positioning, sector allocation, and security selection. The Fund’s underperformance relative to its broad-based benchmark during this period can largely be attributed to its shift from a focus on intermediate duration bonds to a focus on bonds maturing beyond ten years.

In general, fixed income returns during this period were hurt by higher interest rates.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$70	0.70%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

16,000
14,000
12,000
10,000
8,000
6,000
4,000
2,000
0
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025
Sterling Capital Long Duration Corporate Bond Fund - A - $10,869
Bloomberg U.S. Aggregate Bond Index - $11,998
Bloomberg U.S. Long Corporate Index - $13,877

	Sterling Capital Long Duration Corporate Bond Fund - A	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Long Corporate Index
Sep-2015	$9,796	$10,000	$10,000
Sep-2016	$10,340	$10,519	$11,570
Sep-2017	$10,554	$10,527	$11,919
Sep-2018	$10,469	$10,399	$11,636
Sep-2019	$11,412	$11,470	$13,970
Sep-2020	$12,161	$12,271	$15,340
Sep-2021	$12,485	$12,161	$15,717
Sep-2022	$9,016	$10,385	$11,254
Sep-2023	$9,141	$10,452	$11,541
Sep-2024	$10,813	$11,662	$13,755
Sep-2025	$10,869	$11,998	$13,877

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Long Duration Corporate Bond Fund - A
Without Load	0.52%	-2.22%	1.04%
With Load	-1.51%	-2.61%	0.84%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Bloomberg U.S. Long Corporate Index	0.89%	-1.98%	3.33%

The Bloomberg U.S. Long Corporate Bond Index measures the investment grade, fixed-rate, taxable corporate bond market. It includes USD-denominated securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers that have a remaining maturity of ten years or more.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. It is not possible to invest in the Bloomberg U.S. Aggregate Bond Index, which is unmanaged and does not incur fees and charges.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Long Duration Corporate Bond Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (SCCMX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$50,134,686
  Number of Portfolio Holdings364
  Advisory Fee (net of waivers)$32,147
  Portfolio Turnover53%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	1.4%
Technology	1.7%
Real Estate	2.3%
Materials	3.3%
U.S. Treasury Bonds & Notes	3.9%
Consumer Discretionary	4.3%
Communications	5.0%
Communication Services	5.7%
Information Technology	6.1%
Industrials	6.7%
Consumer Staples	7.3%
Energy	8.3%
Health Care	10.1%
Utilities	16.2%
Financials	16.8%
Other Assets in Excess of Liabilities	0.9%

Asset Weighting (as a % of Total Investments)

4.0%
1.4%
94.6%
Corporate Bonds 94.6%
Money Market Funds 1.4%
U.S. Treasury Bonds & Notes 4.0%

Value	Value
Corporate Bonds	94.6%
Money Market Funds	1.4%
U.S. Treasury Bonds & Notes	4.0%

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093025-SCCMX

Sterling Capital Long Duration Corporate Bond Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (SCCNX)

This annual shareholder report contains important information about Sterling Capital Long Duration Corporate Bond Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2024, and September 30, 2025, the Fund underperformed both its targeted benchmark, the Bloomberg Long Corporate Index, and its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index. Higher yields above the ten-year portion of the yield curve dragged on the Fund’s absolute returns as longer-term interest rates rose during the period. Meanwhile, the Fund’s total returns were boosted by risk premia finishing the fiscal year lower than they began.

The Fund held an above-benchmark position in Treasury securities during the period to enhance Fund liquidity and reduce risk in anticipation of volatility surrounding shifts in trade policy. While Treasuries outperformed early in the year, particularly in the wake of the “Liberation Day” tariff announcements, they generally underperformed corporate bonds during the rest of the period, hurting relative returns.

The Fund’s underperformance relative to its broad-based benchmark was largely due to the Fund’s concentration in securities with maturities beyond ten years. The steepening of the Treasury yield curve caused these securities to underperform the shorter maturity bonds held in the Bloomberg U.S. Aggregate Bond Index.

How did the Fund perform over the past 10 years?

The Fund outperformed its targeted benchmark over the past ten years but underperformed its broad-based benchmark. The Fund’s positive performance relative to its targeted benchmark over the past ten years was largely due to strategic decisions regarding duration, yield curve positioning, sector allocation, and security selection. The Fund’s underperformance relative to its broad-based benchmark during this period can largely be attributed to its shift from a focus on intermediate duration bonds to a focus on bonds maturing beyond ten years.

In general, fixed income returns during this period were hurt by higher interest rates.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$145	1.45%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

16,000
14,000
12,000
10,000
8,000
6,000
4,000
2,000
0
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025
Sterling Capital Long Duration Corporate Bond Fund - C - $10,315
Bloomberg U.S. Aggregate Bond Index - $11,998
Bloomberg U.S. Long Corporate Index - $13,877

	Sterling Capital Long Duration Corporate Bond Fund - C	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Long Corporate Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$10,469	$10,519	$11,570
Sep-2017	$10,605	$10,527	$11,919
Sep-2018	$10,452	$10,399	$11,636
Sep-2019	$11,306	$11,470	$13,970
Sep-2020	$11,963	$12,271	$15,340
Sep-2021	$12,199	$12,161	$15,717
Sep-2022	$8,738	$10,385	$11,254
Sep-2023	$8,806	$10,452	$11,541
Sep-2024	$10,326	$11,662	$13,755
Sep-2025	$10,315	$11,998	$13,877

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Long Duration Corporate Bond Fund - C	-0.11%	-2.92%	0.31%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Bloomberg U.S. Long Corporate Index	0.89%	-1.98%	3.33%

The Bloomberg U.S. Long Corporate Bond Index measures the investment grade, fixed-rate, taxable corporate bond market. It includes USD-denominated securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers that have a remaining maturity of ten years or more.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. It is not possible to invest in the Bloomberg U.S. Aggregate Bond Index, which is unmanaged and does not incur fees and charges.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Long Duration Corporate Bond Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (SCCNX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$50,134,686
  Number of Portfolio Holdings364
  Advisory Fee (net of waivers)$32,147
  Portfolio Turnover53%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	1.4%
Technology	1.7%
Real Estate	2.3%
Materials	3.3%
U.S. Treasury Bonds & Notes	3.9%
Consumer Discretionary	4.3%
Communications	5.0%
Communication Services	5.7%
Information Technology	6.1%
Industrials	6.7%
Consumer Staples	7.3%
Energy	8.3%
Health Care	10.1%
Utilities	16.2%
Financials	16.8%
Other Assets in Excess of Liabilities	0.9%

Asset Weighting (as a % of Total Investments)

Value	Value
Corporate Bonds	94.6%
Money Market Funds	1.4%
U.S. Treasury Bonds & Notes	4.0%

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093025-SCCNX

Sterling Capital Long Duration Corporate Bond Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class R6 (STRFX)

This annual shareholder report contains important information about Sterling Capital Long Duration Corporate Bond Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2024, and September 30, 2025, the Fund underperformed both its targeted benchmark, the Bloomberg Long Corporate Index, and its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index. Higher yields above the ten-year portion of the yield curve dragged on the Fund’s absolute returns as longer-term interest rates rose during the period. Meanwhile, the Fund’s total returns were boosted by risk premia finishing the fiscal year lower than they began.

The Fund held an above-benchmark position in Treasury securities during the period to enhance Fund liquidity and reduce risk in anticipation of volatility surrounding shifts in trade policy. While Treasuries outperformed early in the year, particularly in the wake of the “Liberation Day” tariff announcements, they generally underperformed corporate bonds during the rest of the period, hurting relative returns.

The Fund’s underperformance relative to its broad-based benchmark was largely due to the Fund’s concentration in securities with maturities beyond ten years. The steepening of the Treasury yield curve caused these securities to underperform the shorter maturity bonds held in the Bloomberg U.S. Aggregate Bond Index.

How did the Fund perform over the past 10 years?

The Fund outperformed its targeted benchmark over the past ten years but underperformed its broad-based benchmark. The Fund’s positive performance relative to its targeted benchmark over the past ten years was largely due to strategic decisions regarding duration, yield curve positioning, sector allocation, and security selection. The Fund’s underperformance relative to its broad-based benchmark during this period can largely be attributed to its shift from a focus on intermediate duration bonds to a focus on bonds maturing beyond ten years.

In general, fixed income returns during this period were hurt by higher interest rates.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$37	0.37%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

10,000
8,000
6,000
4,000
2,000
0
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025
Sterling Capital Long Duration Corporate Bond Fund - R6 - $8,831
Bloomberg U.S. Aggregate Bond Index - $9,866
Bloomberg U.S. Long Corporate Index - $8,830

	Sterling Capital Long Duration Corporate Bond Fund - R6	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Long Corporate Index
Sep-2021	$10,000	$10,000	$10,000
Sep-2022	$7,252	$8,540	$7,160
Sep-2023	$7,377	$8,595	$7,343
Sep-2024	$8,757	$9,589	$8,752
Sep-2025	$8,831	$9,866	$8,830

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	Since Inception (January 31, 2022)
Sterling Capital Long Duration Corporate Bond Fund - R6	0.85%	-2.71%
Bloomberg U.S. Aggregate Bond Index	2.88%	0.22%
Bloomberg U.S. Long Corporate Index	0.89%	-2.19%

The Bloomberg U.S. Long Corporate Bond Index measures the investment grade, fixed-rate, taxable corporate bond market. It includes USD-denominated securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers that have a remaining maturity of ten years or more.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. It is not possible to invest in the Bloomberg U.S. Aggregate Bond Index, which is unmanaged and does not incur fees and charges.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Long Duration Corporate Bond Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class R6 (STRFX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$50,134,686
  Number of Portfolio Holdings364
  Advisory Fee (net of waivers)$32,147
  Portfolio Turnover53%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	1.4%
Technology	1.7%
Real Estate	2.3%
Materials	3.3%
U.S. Treasury Bonds & Notes	3.9%
Consumer Discretionary	4.3%
Communications	5.0%
Communication Services	5.7%
Information Technology	6.1%
Industrials	6.7%
Consumer Staples	7.3%
Energy	8.3%
Health Care	10.1%
Utilities	16.2%
Financials	16.8%
Other Assets in Excess of Liabilities	0.9%

Asset Weighting (as a % of Total Investments)

Value	Value
Corporate Bonds	94.6%
Money Market Funds	1.4%
U.S. Treasury Bonds & Notes	4.0%

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093025-STRFX

Sterling Capital Long Duration Corporate Bond Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (SCCPX)

This annual shareholder report contains important information about Sterling Capital Long Duration Corporate Bond Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2024, and September 30, 2025, the Fund underperformed both its targeted benchmark, the Bloomberg Long Corporate Index, and its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index. Higher yields above the ten-year portion of the yield curve dragged on the Fund’s absolute returns as longer-term interest rates rose during the period. Meanwhile, the Fund’s total returns were boosted by risk premia finishing the fiscal year lower than they began.

The Fund held an above-benchmark position in Treasury securities during the period to enhance Fund liquidity and reduce risk in anticipation of volatility surrounding shifts in trade policy. While Treasuries outperformed early in the year, particularly in the wake of the “Liberation Day” tariff announcements, they generally underperformed corporate bonds during the rest of the period, hurting relative returns.

The Fund’s underperformance relative to its broad-based benchmark was largely due to the Fund’s concentration in securities with maturities beyond ten years. The steepening of the Treasury yield curve caused these securities to underperform the shorter maturity bonds held in the Bloomberg U.S. Aggregate Bond Index.

How did the Fund perform over the past 10 years?

The Fund outperformed its targeted benchmark over the past ten years but underperformed its broad-based benchmark. The Fund’s positive performance relative to its targeted benchmark over the past ten years was largely due to strategic decisions regarding duration, yield curve positioning, sector allocation, and security selection. The Fund’s underperformance relative to its broad-based benchmark during this period can largely be attributed to its shift from a focus on intermediate duration bonds to a focus on bonds maturing beyond ten years.

In general, fixed income returns during this period were hurt by higher interest rates.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$45	0.45%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

16,000
14,000
12,000
10,000
8,000
6,000
4,000
2,000
0
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025
Sterling Capital Long Duration Corporate Bond Fund - I - $11,360
Bloomberg U.S. Aggregate Bond Index - $11,998
Bloomberg U.S. Long Corporate Index - $13,877

	Sterling Capital Long Duration Corporate Bond Fund - I	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Long Corporate Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$10,571	$10,519	$11,570
Sep-2017	$10,816	$10,527	$11,919
Sep-2018	$10,767	$10,399	$11,636
Sep-2019	$11,766	$11,470	$13,970
Sep-2020	$12,557	$12,271	$15,340
Sep-2021	$12,923	$12,161	$15,717
Sep-2022	$9,366	$10,385	$11,254
Sep-2023	$9,520	$10,452	$11,541
Sep-2024	$11,274	$11,662	$13,755
Sep-2025	$11,360	$11,998	$13,877

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Long Duration Corporate Bond Fund - I	0.76%	-1.98%	1.28%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Bloomberg U.S. Long Corporate Index	0.89%	-1.98%	3.33%

The Bloomberg U.S. Long Corporate Bond Index measures the investment grade, fixed-rate, taxable corporate bond market. It includes USD-denominated securities publicly issued by U.S. and non-U.S. industrial, utility and financial issuers that have a remaining maturity of ten years or more.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. It is not possible to invest in the Bloomberg U.S. Aggregate Bond Index, which is unmanaged and does not incur fees and charges.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Long Duration Corporate Bond Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (SCCPX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$50,134,686
  Number of Portfolio Holdings364
  Advisory Fee (net of waivers)$32,147
  Portfolio Turnover53%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	1.4%
Technology	1.7%
Real Estate	2.3%
Materials	3.3%
U.S. Treasury Bonds & Notes	3.9%
Consumer Discretionary	4.3%
Communications	5.0%
Communication Services	5.7%
Information Technology	6.1%
Industrials	6.7%
Consumer Staples	7.3%
Energy	8.3%
Health Care	10.1%
Utilities	16.2%
Financials	16.8%
Other Assets in Excess of Liabilities	0.9%

Asset Weighting (as a % of Total Investments)

Value	Value
Corporate Bonds	94.6%
Money Market Funds	1.4%
U.S. Treasury Bonds & Notes	4.0%

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093025-SCCPX

Sterling Capital Mid Cap Relative Value Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (STRLX)

This annual shareholder report contains important information about Sterling Capital Mid Cap Relative Value Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2024, and September 30, 2025, the Fund underperformed both its broad-based benchmark, the Russell 3000 Index, and its targeted benchmark, the Russell Mid Cap Value Index. U.S. equities recorded strong gains throughout the year, and the Fund’s absolute returns benefited from its holdings in the industrials and consumer staples sectors. Within the industrials sector, companies with exposure to either infrastructure construction or national defense drove portfolio returns on an absolute basis. Investments in the consumer staples sector also benefited the Fund on an absolute basis as strong demand in the prepared food markets of restaurants, fast food chains, and convenience stores helped drive gains for shares of a food distributor and a convenience store held by the Fund.

The Fund’s underperformance relative to its broad-based benchmark over the 12-month period was due to its below-benchmark exposure to large-cap stocks in the information technology sector, which outperformed the Fund’s holdings of mid-cap stocks in the same sector. The Fund’s underperformance relative to its targeted benchmark was driven by stock selection within the financials and information technology sectors, where a payments processor company and a consulting company with a focus on IT products both lagged their respective sectors. Stock selection within the industrials and consumer staples sectors added to the Fund’s performance relative to both benchmarks. Within industrials, holdings of a specialty contractor that builds and maintains utility and communications infrastructure outperformed, while a midwestern convenience store operator outperformed in the consumer staples sector.

How did the Fund perform over the past 10 years?

The Fund underperformed both of its benchmarks over the past ten years. The Fund’s performance on an absolute basis was driven primarily by a broad-based bull market in U.S. equities which was supported by a broad economic expansion and increases in company earnings. The Fund’s underperformance relative to its broad-based benchmark was due to its below-benchmark exposure to large-cap stocks, most notably in the information technology sector, which outperformed the Fund’s holdings of mid-cap stocks in the same sector over the past decade. Stock selection within the energy sector weighed on the Fund’s results relative to its targeted benchmark while stock selection in the industrials sector added on a relative basis.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$122	1.19%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

40,000
30,000
20,000
10,000
0
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025
Sterling Capital Mid Cap Relative Value Fund - A - $22,273
Russell 3000® Index - $39,447
Russell Midcap® Value Index - $25,848
Bloomberg US Mid Cap Value Index - $28,187

	Sterling Capital Mid Cap Relative Value Fund - A	Russell 3000® Index	Russell Midcap® Value Index	Bloomberg US Mid Cap Value Index
Sep-2015	$9,425	$10,000	$10,000	$10,000
Sep-2016	$10,380	$11,496	$11,726	$11,738
Sep-2017	$12,369	$13,647	$13,294	$13,711
Sep-2018	$13,302	$16,046	$14,465	$15,102
Sep-2019	$13,531	$16,514	$14,696	$15,313
Sep-2020	$12,770	$18,992	$13,624	$14,095
Sep-2021	$17,196	$25,045	$19,400	$20,408
Sep-2022	$14,807	$20,630	$16,770	$18,339
Sep-2023	$16,990	$24,852	$18,622	$20,448
Sep-2024	$21,081	$33,598	$24,025	$26,626
Sep-2025	$22,273	$39,447	$25,848	$28,187

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	Since Inception (November 13, 2015)
Sterling Capital Mid Cap Relative Value Fund - A
Without Load	5.66%	11.77%	8.81%
With Load	-0.43%	10.45%	8.16%
Russell 3000® Index	17.41%	15.74%	14.31%
Russell Midcap® Value Index	7.58%	13.66%	9.76%
Bloomberg US Mid Cap Value Index	5.86%	14.87%	10.71%

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included.

The Russell Midcap® Value Indexmeasures the performance of the midcap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap® Value Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap value market. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true midcap value market..

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Mid Cap Relative Value Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (STRLX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$57,566,614
  Number of Portfolio Holdings46
  Advisory Fee (net of waivers)$267,192
  Portfolio Turnover40%

SECTOR WEIGHTING (as a % of Net Assets)

Technology	1.5%
Money Market Funds	1.7%
Communication Services	3.0%
Materials	3.1%
Energy	4.8%
Consumer Discretionary	5.2%
Health Care	5.9%
Utilities	6.1%
Information Technology	7.8%
Real Estate	9.2%
Consumer Staples	10.4%
Financials	17.4%
Industrials	24.0%
Liabilities in Excess of Other Assets	-0.1%

Asset Weighting (as a % of Total Investments)

1.7%
98.3%
Common Stocks 98.3%
Money Market Funds 1.7%

Value	Value
Common Stocks	98.3%
Money Market Funds	1.7%

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093025-STRLX

Sterling Capital Mid Cap Relative Value Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (STRNX)

This annual shareholder report contains important information about Sterling Capital Mid Cap Relative Value Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2024, and September 30, 2025, the Fund underperformed both its broad-based benchmark, the Russell 3000 Index, and its targeted benchmark, the Russell Mid Cap Value Index. U.S. equities recorded strong gains throughout the year, and the Fund’s absolute returns benefited from its holdings in the industrials and consumer staples sectors. Within the industrials sector, companies with exposure to either infrastructure construction or national defense drove portfolio returns on an absolute basis. Investments in the consumer staples sector also benefited the Fund on an absolute basis as strong demand in the prepared food markets of restaurants, fast food chains, and convenience stores helped drive gains for shares of a food distributor and a convenience store held by the Fund.

The Fund’s underperformance relative to its broad-based benchmark over the 12-month period was due to its below-benchmark exposure to large-cap stocks in the information technology sector, which outperformed the Fund’s holdings of mid-cap stocks in the same sector. The Fund’s underperformance relative to its targeted benchmark was driven by stock selection within the financials and information technology sectors, where a payments processor company and a consulting company with a focus on IT products both lagged their respective sectors. Stock selection within the industrials and consumer staples sectors added to the Fund’s performance relative to both benchmarks. Within industrials, holdings of a specialty contractor that builds and maintains utility and communications infrastructure outperformed, while a midwestern convenience store operator outperformed in the consumer staples sector.

How did the Fund perform over the past 10 years?

The Fund underperformed both of its benchmarks over the past ten years. The Fund’s performance on an absolute basis was driven primarily by a broad-based bull market in U.S. equities which was supported by a broad economic expansion and increases in company earnings. The Fund’s underperformance relative to its broad-based benchmark was due to its below-benchmark exposure to large-cap stocks, most notably in the information technology sector, which outperformed the Fund’s holdings of mid-cap stocks in the same sector over the past decade. Stock selection within the energy sector weighed on the Fund’s results relative to its targeted benchmark while stock selection in the industrials sector added on a relative basis.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$199	1.94%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

40,000
30,000
20,000
10,000
0
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025
Sterling Capital Mid Cap Relative Value Fund - C - $22,081
Russell 3000® Index - $39,447
Russell Midcap® Value Index - $25,848
Bloomberg US Mid Cap Value Index - $28,187

	Sterling Capital Mid Cap Relative Value Fund - C	Russell 3000® Index	Russell Midcap® Value Index	Bloomberg US Mid Cap Value Index
Sep-2015	$10,000	$10,000	$10,000	$10,000
Sep-2016	$10,944	$11,496	$11,726	$11,738
Sep-2017	$12,943	$13,647	$13,294	$13,711
Sep-2018	$13,810	$16,046	$14,465	$15,102
Sep-2019	$13,952	$16,514	$14,696	$15,313
Sep-2020	$13,086	$18,992	$13,624	$14,095
Sep-2021	$17,510	$25,045	$19,400	$20,408
Sep-2022	$14,980	$20,630	$16,770	$18,339
Sep-2023	$17,078	$24,852	$18,622	$20,448
Sep-2024	$21,055	$33,598	$24,025	$26,626
Sep-2025	$22,081	$39,447	$25,848	$28,187

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	Since Inception (November 13, 2015)
Sterling Capital Mid Cap Relative Value Fund - C	4.87%	11.03%	8.07%
Russell 3000® Index	17.41%	15.74%	14.31%
Russell Midcap® Value Index	7.58%	13.66%	9.76%
Bloomberg US Mid Cap Value Index	5.86%	14.87%	10.71%

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included.

The Russell Midcap® Value Indexmeasures the performance of the midcap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap® Value Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap value market. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true midcap value market..

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Mid Cap Relative Value Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (STRNX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$57,566,614
  Number of Portfolio Holdings46
  Advisory Fee (net of waivers)$267,192
  Portfolio Turnover40%

SECTOR WEIGHTING (as a % of Net Assets)

Technology	1.5%
Money Market Funds	1.7%
Communication Services	3.0%
Materials	3.1%
Energy	4.8%
Consumer Discretionary	5.2%
Health Care	5.9%
Utilities	6.1%
Information Technology	7.8%
Real Estate	9.2%
Consumer Staples	10.4%
Financials	17.4%
Industrials	24.0%
Liabilities in Excess of Other Assets	-0.1%

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	98.3%
Money Market Funds	1.7%

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093025-STRNX

Sterling Capital Mid Cap Relative Value Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class R6 (SCMCX)

This annual shareholder report contains important information about Sterling Capital Mid Cap Relative Value Fund for the period of May 12, 2025 to September 30, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the period since inception, between May 12, 2025, and September 30, 2025, the Fund underperformed both its broad-based benchmark, the Russell 3000 Index, and its targeted benchmark, the Russell Mid Cap Value Index. U.S. equities recorded strong gains throughout the year, and the Fund’s absolute returns benefited from its holdings in the industrials and consumer staples sectors. Within the industrials sector, companies with exposure to either infrastructure construction or national defense drove portfolio returns on an absolute basis. Investments in the consumer staples sector also benefited the Fund on an absolute basis as strong demand in the prepared food markets of restaurants, fast food chains, and convenience stores helped drive gains for shares of a food distributor and a convenience store held by the Fund.

The Fund’s underperformance relative to its broad-based benchmark over the 12-month period was due to its below-benchmark exposure to large-cap stocks in the information technology sector, which outperformed the Fund’s holdings of mid-cap stocks in the same sector. The Fund’s underperformance relative to its targeted benchmark was driven by stock selection within the financials and information technology sectors, where a payments processor company and a consulting company with a focus on IT products both lagged their respective sectors. Stock selection within the industrials and consumer staples sectors added to the Fund’s performance relative to both benchmarks. Within industrials, holdings of a specialty contractor that builds and maintains utility and communications infrastructure outperformed, while a midwestern convenience store operator outperformed in the consumer staples sector.

How did the Fund perform over the past 10 years?

The Fund underperformed both of its benchmarks over the past ten years. The Fund’s performance on an absolute basis was driven primarily by a broad-based bull market in U.S. equities which was supported by a broad economic expansion and increases in company earnings. The Fund’s underperformance relative to its broad-based benchmark was due to its below-benchmark exposure to large-cap stocks, most notably in the information technology sector, which outperformed the Fund’s holdings of mid-cap stocks in the same sector over the past decade. Stock selection within the energy sector weighed on the Fund’s results relative to its targeted benchmark while stock selection in the industrials sector added on a relative basis.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE PERIOD?*

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$71	0.68%Footnote Reference*
Footnote	Description
Footnote*	The expenses reflect the period of May 12, 2025 (commencement of operations) to September 30, 2025 such expenses would be higher for the full reporting period.

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

12,000
10,000
8,000
6,000
4,000
2,000
0
May-2025
Sep-2025
Sterling Capital Mid Cap Relative Value Fund - R6 - $10,797
Bloomberg US Mid Cap Value Index - $10,883
Russell 3000® Index - $11,487
Russell Midcap® Value Index - $10,909

	Sterling Capital Mid Cap Relative Value Fund - R6	Bloomberg US Mid Cap Value Index	Russell 3000® Index	Russell Midcap® Value Index
May-2025	$10,000	$10,000	$10,000	$10,000
Sep-2025	$10,797	$10,883	$11,487	$10,909

AVERAGE ANNUAL TOTAL RETURNS

Since Inception (May 12, 2025)
Sterling Capital Mid Cap Relative Value Fund - R6	8.97%
Russell 3000® Index	14.87%
Russell Midcap® Value Index	9.09%
Bloomberg US Mid Cap Value Index	8.83%

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included.

The Russell Midcap® Value Indexmeasures the performance of the midcap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap® Value Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap value market. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true midcap value market..

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Mid Cap Relative Value Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class R6 (SCMCX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$57,566,614
  Number of Portfolio Holdings46
  Advisory Fee (net of waivers)$267,192
  Portfolio Turnover40%

SECTOR WEIGHTING (as a % of Net Assets)

Technology	1.5%
Money Market Funds	1.7%
Communication Services	3.0%
Materials	3.1%
Energy	4.8%
Consumer Discretionary	5.2%
Health Care	5.9%
Utilities	6.1%
Information Technology	7.8%
Real Estate	9.2%
Consumer Staples	10.4%
Financials	17.4%
Industrials	24.0%
Liabilities in Excess of Other Assets	-0.1%

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	98.3%
Money Market Funds	1.7%

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093025-SCMCX

Sterling Capital Mid Cap Relative Value Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (STRGX)

This annual shareholder report contains important information about Sterling Capital Mid Cap Relative Value Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2024, and September 30, 2025, the Fund underperformed both its broad-based benchmark, the Russell 3000 Index, and its targeted benchmark, the Russell Mid Cap Value Index. U.S. equities recorded strong gains throughout the year, and the Fund’s absolute returns benefited from its holdings in the industrials and consumer staples sectors. Within the industrials sector, companies with exposure to either infrastructure construction or national defense drove portfolio returns on an absolute basis. Investments in the consumer staples sector also benefited the Fund on an absolute basis as strong demand in the prepared food markets of restaurants, fast food chains, and convenience stores helped drive gains for shares of a food distributor and a convenience store held by the Fund.

The Fund’s underperformance relative to its broad-based benchmark over the 12-month period was due to its below-benchmark exposure to large-cap stocks in the information technology sector, which outperformed the Fund’s holdings of mid-cap stocks in the same sector. The Fund’s underperformance relative to its targeted benchmark was driven by stock selection within the financials and information technology sectors, where a payments processor company and a consulting company with a focus on IT products both lagged their respective sectors. Stock selection within the industrials and consumer staples sectors added to the Fund’s performance relative to both benchmarks. Within industrials, holdings of a specialty contractor that builds and maintains utility and communications infrastructure outperformed, while a midwestern convenience store operator outperformed in the consumer staples sector.

How did the Fund perform over the past 10 years?

The Fund underperformed both of its benchmarks over the past ten years. The Fund’s performance on an absolute basis was driven primarily by a broad-based bull market in U.S. equities which was supported by a broad economic expansion and increases in company earnings. The Fund’s underperformance relative to its broad-based benchmark was due to its below-benchmark exposure to large-cap stocks, most notably in the information technology sector, which outperformed the Fund’s holdings of mid-cap stocks in the same sector over the past decade. Stock selection within the energy sector weighed on the Fund’s results relative to its targeted benchmark while stock selection in the industrials sector added on a relative basis.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$95	0.92%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

40,000
30,000
20,000
10,000
0
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025
Sterling Capital Mid Cap Relative Value Fund - I - $24,226
Russell 3000® Index - $39,447
Russell Midcap® Value Index - $25,848
Bloomberg US Mid Cap Value Index - $28,187

	Sterling Capital Mid Cap Relative Value Fund - I	Russell 3000® Index	Russell Midcap® Value Index	Bloomberg US Mid Cap Value Index
Sep-2015	$10,000	$10,000	$10,000	$10,000
Sep-2016	$11,037	$11,496	$11,726	$11,738
Sep-2017	$13,185	$13,647	$13,294	$13,711
Sep-2018	$14,215	$16,046	$14,465	$15,102
Sep-2019	$14,494	$16,514	$14,696	$15,313
Sep-2020	$13,713	$18,992	$13,624	$14,095
Sep-2021	$18,515	$25,045	$19,400	$20,408
Sep-2022	$15,982	$20,630	$16,770	$18,339
Sep-2023	$18,384	$24,852	$18,622	$20,448
Sep-2024	$22,870	$33,598	$24,025	$26,626
Sep-2025	$24,226	$39,447	$25,848	$28,187

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Mid Cap Relative Value Fund - I	5.93%	12.05%	9.25%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell Midcap® Value Index	7.58%	13.66%	9.96%
Bloomberg US Mid Cap Value Index	5.86%	14.87%	10.92%

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The Russell 3000® Index is constructed to provide a comprehensive, unbiased and stable barometer of the broad market and is completely reconstituted annually to ensure new and growing equities are included.

The Russell Midcap® Value Indexmeasures the performance of the midcap value segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with lower price-to-book ratios and lower forecasted growth values. The Russell Midcap® Value Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap value market. The index is completely reconstituted annually to ensure larger stocks do not distort the performance and characteristics of the true midcap value market..

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Mid Cap Relative Value Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (STRGX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$57,566,614
  Number of Portfolio Holdings46
  Advisory Fee (net of waivers)$267,192
  Portfolio Turnover40%

SECTOR WEIGHTING (as a % of Net Assets)

Technology	1.5%
Money Market Funds	1.7%
Communication Services	3.0%
Materials	3.1%
Energy	4.8%
Consumer Discretionary	5.2%
Health Care	5.9%
Utilities	6.1%
Information Technology	7.8%
Real Estate	9.2%
Consumer Staples	10.4%
Financials	17.4%
Industrials	24.0%
Liabilities in Excess of Other Assets	-0.1%

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	98.3%
Money Market Funds	1.7%

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093025-STRGX

Sterling Capital North Carolina Intermediate Tax-Free Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (BNCAX)

This annual shareholder report contains important information about Sterling Capital North Carolina Intermediate Tax-Free Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2024, and September 30, 2025, the Fund underperformed its benchmark, the ICE BofA 2-17 Year Municipal Bond Index. The Federal Reserve cut the federal funds rate three times during the period, for a cumulative cut of 75 basis points (bps). Falling rates decreased yields, boosting the price of short-term bonds. Long-term bond prices fell during the period as interest rates on that part of the yield curve rose, detracting from absolute returns.

The Fund’s underperformance relative to its benchmark over the 12-month period was largely due to its state-specific focus, which is designed to achieve tax savings for shareholders. The Fund’s underweight position in three- to five-year bonds detracted from relative performance as yields fell and the benchmark benefited more than the Fund from the resulting rise in bond prices. Likewise, the Fund’s slightly overweight position in five- to ten-year bonds hurt relative performance, as rising yields reduced bond prices in that part of the portfolio. The Fund’s higher average credit quality than the index also hurt relative returns, as A-rated bonds outperformed AAA-rated bonds by 87 bps.

How did the Fund perform in the past 10 years?

For the 10-year period between October 1, 2015, and September 30, 2025, the Fund underperformed its benchmark. Interest rates rose across the ten-year period, which dragged on the Fund’s absolute returns.

The Fund’s underperformance relative to its benchmark over the ten-year period was largely due to its state-specific focus, which is designed to achieve tax savings for shareholders. Over the last decade, the underlying financial health of municipalities improved. As a result, quality spreads shrank, and lower-quality credits outperformed higher-quality credits. Accordingly, the Fund’s higher average credit quality compared to the index dragged on relative returns. Annualized quality returns over the last decade for the ICE BofA 2-17 Year U.S. Municipal Securities Index were: AAA 1.9%, AA 2.1%, A 2.8%, BBB 3.5%.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$84	0.83%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

14,000
12,000
10,000
8,000
6,000
4,000
2,000
0
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025
Sterling Capital North Carolina Intermediate Tax-Free Fund - A - $11,116
Bloomberg Municipal Bond Index - $12,601
ICE BofA 2-17 Year US Municipal Securities Index - $12,567

	Sterling Capital North Carolina Intermediate Tax-Free Fund - A	Bloomberg Municipal Bond Index	ICE BofA 2-17 Year US Municipal Securities Index
Sep-2015	$9,803	$10,000	$10,000
Sep-2016	$10,165	$10,558	$10,477
Sep-2017	$10,133	$10,650	$10,588
Sep-2018	$10,026	$10,687	$10,565
Sep-2019	$10,711	$11,601	$11,401
Sep-2020	$11,101	$12,076	$11,853
Sep-2021	$11,099	$12,393	$12,098
Sep-2022	$10,109	$10,968	$10,957
Sep-2023	$10,218	$11,260	$11,254
Sep-2024	$10,947	$12,428	$12,238
Sep-2025	$11,116	$12,601	$12,567

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital North Carolina Intermediate Tax-Free Fund - A
Without Load	1.55%	0.03%	1.26%
With Load	-0.50%	-0.38%	1.06%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
ICE BofA 2-17 Year US Municipal Securities Index	2.69%	1.18%	2.31%

The ICE BofA 2-17 Year Municipal Bond Index is an unmanaged index composed of securities that are SEC-registered, tax-exempt, and USD-denominated. The index covers the intermediate U.S. investment grade fixed rate municipal bond market, with index components for municipal securities..

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital North Carolina Intermediate Tax-Free Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (BNCAX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$117,344,476
  Number of Portfolio Holdings77
  Advisory Fee $434,513
  Portfolio Turnover30%

HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)

North Carolina	98.8%
Other Assets in Excess of Liabilities	1.2%

Asset Weighting (as a % of Total Investments)

0.1%
99.9%
Money Market Funds 0.1%
Municipal Bonds 99.9%

Value	Value
Money Market Funds	0.1%
Municipal Bonds	99.9%

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093025-BNCAX

Sterling Capital North Carolina Intermediate Tax-Free Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (BBNCX)

This annual shareholder report contains important information about Sterling Capital North Carolina Intermediate Tax-Free Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2024, and September 30, 2025, the Fund underperformed its benchmark, the ICE BofA 2-17 Year Municipal Bond Index. The Federal Reserve cut the federal funds rate three times during the period, for a cumulative cut of 75 basis points (bps). Falling rates decreased yields, boosting the price of short-term bonds. Long-term bond prices fell during the period as interest rates on that part of the yield curve rose, detracting from absolute returns.

The Fund’s underperformance relative to its benchmark over the 12-month period was largely due to its state-specific focus, which is designed to achieve tax savings for shareholders. The Fund’s underweight position in three- to five-year bonds detracted from relative performance as yields fell and the benchmark benefited more than the Fund from the resulting rise in bond prices. Likewise, the Fund’s slightly overweight position in five- to ten-year bonds hurt relative performance, as rising yields reduced bond prices in that part of the portfolio. The Fund’s higher average credit quality than the index also hurt relative returns, as A-rated bonds outperformed AAA-rated bonds by 87 bps.

How did the Fund perform in the past 10 years?

For the 10-year period between October 1, 2015, and September 30, 2025, the Fund underperformed its benchmark. Interest rates rose across the ten-year period, which dragged on the Fund’s absolute returns.

The Fund’s underperformance relative to its benchmark over the ten-year period was largely due to its state-specific focus, which is designed to achieve tax savings for shareholders. Over the last decade, the underlying financial health of municipalities improved. As a result, quality spreads shrank, and lower-quality credits outperformed higher-quality credits. Accordingly, the Fund’s higher average credit quality compared to the index dragged on relative returns. Annualized quality returns over the last decade for the ICE BofA 2-17 Year U.S. Municipal Securities Index were: AAA 1.9%, AA 2.1%, A 2.8%, BBB 3.5%.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$159	1.58%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

14,000
12,000
10,000
8,000
6,000
4,000
2,000
0
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025
Sterling Capital North Carolina Intermediate Tax-Free Fund - C - $10,530
Bloomberg Municipal Bond Index - $12,601
ICE BofA 2-17 Year US Municipal Securities Index - $12,567

	Sterling Capital North Carolina Intermediate Tax-Free Fund - C	Bloomberg Municipal Bond Index	ICE BofA 2-17 Year US Municipal Securities Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$10,291	$10,558	$10,477
Sep-2017	$10,182	$10,650	$10,588
Sep-2018	$9,999	$10,687	$10,565
Sep-2019	$10,604	$11,601	$11,401
Sep-2020	$10,918	$12,076	$11,853
Sep-2021	$10,825	$12,393	$12,098
Sep-2022	$9,784	$10,968	$10,957
Sep-2023	$9,816	$11,260	$11,254
Sep-2024	$10,437	$12,428	$12,238
Sep-2025	$10,530	$12,601	$12,567

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital North Carolina Intermediate Tax-Free Fund - C	0.89%	-0.72%	0.52%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
ICE BofA 2-17 Year US Municipal Securities Index	2.69%	1.18%	2.31%

The ICE BofA 2-17 Year Municipal Bond Index is an unmanaged index composed of securities that are SEC-registered, tax-exempt, and USD-denominated. The index covers the intermediate U.S. investment grade fixed rate municipal bond market, with index components for municipal securities..

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital North Carolina Intermediate Tax-Free Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (BBNCX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$117,344,476
  Number of Portfolio Holdings77
  Advisory Fee $434,513
  Portfolio Turnover30%

HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)

North Carolina	98.8%
Other Assets in Excess of Liabilities	1.2%

Asset Weighting (as a % of Total Investments)

Value	Value
Money Market Funds	0.1%
Municipal Bonds	99.9%

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093025-BBNCX

Sterling Capital North Carolina Intermediate Tax-Free Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (BBNTX)

This annual shareholder report contains important information about Sterling Capital North Carolina Intermediate Tax-Free Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2024, and September 30, 2025, the Fund underperformed its benchmark, the ICE BofA 2-17 Year Municipal Bond Index. The Federal Reserve cut the federal funds rate three times during the period, for a cumulative cut of 75 basis points (bps). Falling rates decreased yields, boosting the price of short-term bonds. Long-term bond prices fell during the period as interest rates on that part of the yield curve rose, detracting from absolute returns.

The Fund’s underperformance relative to its benchmark over the 12-month period was largely due to its state-specific focus, which is designed to achieve tax savings for shareholders. The Fund’s underweight position in three- to five-year bonds detracted from relative performance as yields fell and the benchmark benefited more than the Fund from the resulting rise in bond prices. Likewise, the Fund’s slightly overweight position in five- to ten-year bonds hurt relative performance, as rising yields reduced bond prices in that part of the portfolio. The Fund’s higher average credit quality than the index also hurt relative returns, as A-rated bonds outperformed AAA-rated bonds by 87 bps.

How did the Fund perform in the past 10 years?

For the 10-year period between October 1, 2015, and September 30, 2025, the Fund underperformed its benchmark. Interest rates rose across the ten-year period, which dragged on the Fund’s absolute returns.

The Fund’s underperformance relative to its benchmark over the ten-year period was largely due to its state-specific focus, which is designed to achieve tax savings for shareholders. Over the last decade, the underlying financial health of municipalities improved. As a result, quality spreads shrank, and lower-quality credits outperformed higher-quality credits. Accordingly, the Fund’s higher average credit quality compared to the index dragged on relative returns. Annualized quality returns over the last decade for the ICE BofA 2-17 Year U.S. Municipal Securities Index were: AAA 1.9%, AA 2.1%, A 2.8%, BBB 3.5%.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$59	0.58%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

14,000
12,000
10,000
8,000
6,000
4,000
2,000
0
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025
Sterling Capital North Carolina Intermediate Tax-Free Fund - I - $11,625
Bloomberg Municipal Bond Index - $12,601
ICE BofA 2-17 Year US Municipal Securities Index - $12,567

	Sterling Capital North Carolina Intermediate Tax-Free Fund - I	Bloomberg Municipal Bond Index	ICE BofA 2-17 Year US Municipal Securities Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$10,394	$10,558	$10,477
Sep-2017	$10,388	$10,650	$10,588
Sep-2018	$10,304	$10,687	$10,565
Sep-2019	$11,036	$11,601	$11,401
Sep-2020	$11,466	$12,076	$11,853
Sep-2021	$11,493	$12,393	$12,098
Sep-2022	$10,483	$10,968	$10,957
Sep-2023	$10,634	$11,260	$11,254
Sep-2024	$11,420	$12,428	$12,238
Sep-2025	$11,625	$12,601	$12,567

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital North Carolina Intermediate Tax-Free Fund - I	1.80%	0.28%	1.52%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
ICE BofA 2-17 Year US Municipal Securities Index	2.69%	1.18%	2.31%

The ICE BofA 2-17 Year Municipal Bond Index is an unmanaged index composed of securities that are SEC-registered, tax-exempt, and USD-denominated. The index covers the intermediate U.S. investment grade fixed rate municipal bond market, with index components for municipal securities..

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital North Carolina Intermediate Tax-Free Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (BBNTX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$117,344,476
  Number of Portfolio Holdings77
  Advisory Fee $434,513
  Portfolio Turnover30%

HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)

North Carolina	98.8%
Other Assets in Excess of Liabilities	1.2%

Asset Weighting (as a % of Total Investments)

Value	Value
Money Market Funds	0.1%
Municipal Bonds	99.9%

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093025-BBNTX

Sterling Capital Quality Income Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (SCSSX)

This annual shareholder report contains important information about Sterling Capital Quality Income Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2024, and September 30, 2025, the Fund outperformed both its primary benchmark, the Bloomberg U.S. Mortgage-Backed Securities (MBS) Index, and its broader benchmark, the Bloomberg U.S. Aggregate Bond Index. The Federal Reserve (the Fed) cut the federal funds rate by a total of 75 basis points (bps) during the period. The yield curve steepened as interest rates dropped for maturities of two years or shorter and increased for maturities of three years or longer. While the net impact was a slight drag on absolute returns, performance remained positive thanks to elevated starting yields. Detracting from absolute returns was the Fund’s position in longer-duration Treasuries, the only sector exposure to post-negative absolute returns, as rates rose and prices dropped among those securities.

The Fund’s overweight position versus both benchmarks in consumer asset-backed securities (ABS) and non-agency commercial mortgage-backed securities (CMBS) drove its relative outperformance. Both asset classes outperformed agency MBS during the period. Within agency MBS, the Fund’s overweight position in higher-coupon MBS also contributed to relative performance, as these outperformed lower-coupon MBS. The Fund’s overweight position in collateralized loan obligations (CLO) detracted from relative performance, as CLO underperformed agency MBS.

How did the Fund perform in the past 10 years?

For the ten-year period between October 1, 2015, and September 30, 2025, the Fund outperformed both benchmarks. The Fund’s absolute performance fluctuated throughout the period in response to changes in interest rates, the shape of the yield curve and absolute returns of risk assets and Treasuries. The Fed’s actions in the MBS market, a large portion of which it owned during the period, also had varying impacts on absolute returns.

The Fund’s shorter average duration helped it outperform its primary benchmark, as shorter-duration securities benefited from rising rates earlier than longer-duration securities. The Fund’s overweight exposure to non-agency securitized sectors also contributed to relative returns, as those sectors generally outperformed agency MBS during the period. Security selection within agency MBS was another contributor, as the Fund’s coupon exposure outperformed the sector as a whole.

The Fund outperformed its broader benchmark in the past ten years largely due to its shorter average duration and overweight exposure to non-agency securitized sectors. The Fund’s security selection within agency passthroughs also contributed, as the Fund’s exposure outperformed the sector during the period. The Fund’s lack of corporate holdings detracted from performance relative to the broader benchmark, as corporates generally outperformed Treasuries during the period.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$86	0.85%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

14,000
12,000
10,000
8,000
6,000
4,000
2,000
0
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025
Sterling Capital Quality Income Fund - A - $11,681
Bloomberg U.S. Aggregate Bond Index - $11,998
Bloomberg U.S. Mortgage Backed Securities Index - $11,501

	Sterling Capital Quality Income Fund - A	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Mortgage Backed Securities Index
Sep-2015	$9,804	$10,000	$10,000
Sep-2016	$10,156	$10,519	$10,361
Sep-2017	$10,246	$10,527	$10,393
Sep-2018	$10,181	$10,399	$10,297
Sep-2019	$11,008	$11,470	$11,100
Sep-2020	$11,456	$12,271	$11,583
Sep-2021	$11,430	$12,161	$11,534
Sep-2022	$10,181	$10,385	$9,921
Sep-2023	$10,200	$10,452	$9,904
Sep-2024	$11,299	$11,662	$11,124
Sep-2025	$11,681	$11,998	$11,501

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Quality Income Fund - A
Without Load	3.38%	0.39%	1.77%
With Load	1.28%	-0.02%	1.57%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Bloomberg U.S. Mortgage Backed Securities Index	3.39%	-0.14%	1.41%

The Bloomberg U.S. MBS Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Quality Income Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (SCSSX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$164,485,924
  Number of Portfolio Holdings241
  Advisory Fee (net of waivers)$404,679
  Portfolio Turnover35%

SECTOR WEIGHTING (as a % of Net Assets)

Real Estate	0.1%
Money Market Funds	2.4%
U.S. Treasury Bonds & Notes	3.3%
Commercial Mortgage-Backed Securities	8.3%
Asset Backed Securities	16.0%
Collateralized Mortgage Obligations	30.2%
Mortgage-Backed Securities	40.8%
Liabilities in Excess of Other Assets	-1.1%

Asset Weighting (as a % of Total Investments)

3.3%
15.8%
40.3%
29.9%
2.4%
0.1%
8.2%
Asset Backed Securities 15.8%
Mortgage-Backed Securities 40.3%
Collateralized Mortgage Obligations 29.9%
U.S. Treasury Bonds & Notes 3.3%
Commercial Mortgage-Backed Securities 8.2%
Corporate Bonds 0.1%
Money Market Funds 2.4%

Value	Value
Asset Backed Securities	15.8%
Collateralized Mortgage Obligations	29.9%
Commercial Mortgage-Backed Securities	8.2%
Corporate Bonds	0.1%
Money Market Funds	2.4%
Mortgage-Backed Securities	40.3%
U.S. Treasury Bonds & Notes	3.3%

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093025-SCSSX

Sterling Capital Quality Income Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (SCSTX)

This annual shareholder report contains important information about Sterling Capital Quality Income Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2024, and September 30, 2025, the Fund outperformed both its primary benchmark, the Bloomberg U.S. Mortgage-Backed Securities (MBS) Index, and its broader benchmark, the Bloomberg U.S. Aggregate Bond Index. The Federal Reserve (the Fed) cut the federal funds rate by a total of 75 basis points (bps) during the period. The yield curve steepened as interest rates dropped for maturities of two years or shorter and increased for maturities of three years or longer. While the net impact was a slight drag on absolute returns, performance remained positive thanks to elevated starting yields. Detracting from absolute returns was the Fund’s position in longer-duration Treasuries, the only sector exposure to post-negative absolute returns, as rates rose and prices dropped among those securities.

The Fund’s overweight position versus both benchmarks in consumer asset-backed securities (ABS) and non-agency commercial mortgage-backed securities (CMBS) drove its relative outperformance. Both asset classes outperformed agency MBS during the period. Within agency MBS, the Fund’s overweight position in higher-coupon MBS also contributed to relative performance, as these outperformed lower-coupon MBS. The Fund’s overweight position in collateralized loan obligations (CLO) detracted from relative performance, as CLO underperformed agency MBS.

How did the Fund perform in the past 10 years?

For the ten-year period between October 1, 2015, and September 30, 2025, the Fund outperformed both benchmarks. The Fund’s absolute performance fluctuated throughout the period in response to changes in interest rates, the shape of the yield curve and absolute returns of risk assets and Treasuries. The Fed’s actions in the MBS market, a large portion of which it owned during the period, also had varying impacts on absolute returns.

The Fund’s shorter average duration helped it outperform its primary benchmark, as shorter-duration securities benefited from rising rates earlier than longer-duration securities. The Fund’s overweight exposure to non-agency securitized sectors also contributed to relative returns, as those sectors generally outperformed agency MBS during the period. Security selection within agency MBS was another contributor, as the Fund’s coupon exposure outperformed the sector as a whole.

The Fund outperformed its broader benchmark in the past ten years largely due to its shorter average duration and overweight exposure to non-agency securitized sectors. The Fund’s security selection within agency passthroughs also contributed, as the Fund’s exposure outperformed the sector during the period. The Fund’s lack of corporate holdings detracted from performance relative to the broader benchmark, as corporates generally outperformed Treasuries during the period.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$163	1.61%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

14,000
12,000
10,000
8,000
6,000
4,000
2,000
0
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025
Sterling Capital Quality Income Fund - C - $11,105
Bloomberg U.S. Aggregate Bond Index - $11,998
Bloomberg U.S. Mortgage Backed Securities Index - $11,501

	Sterling Capital Quality Income Fund - C	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Mortgage Backed Securities Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$10,283	$10,519	$10,361
Sep-2017	$10,296	$10,527	$10,393
Sep-2018	$10,164	$10,399	$10,297
Sep-2019	$10,897	$11,470	$11,100
Sep-2020	$11,261	$12,271	$11,583
Sep-2021	$11,158	$12,161	$11,534
Sep-2022	$9,880	$10,385	$9,921
Sep-2023	$9,828	$10,452	$9,904
Sep-2024	$10,815	$11,662	$11,124
Sep-2025	$11,105	$11,998	$11,501

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Quality Income Fund - C	2.68%	-0.28%	1.05%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Bloomberg U.S. Mortgage Backed Securities Index	3.39%	-0.14%	1.41%

The Bloomberg U.S. MBS Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Quality Income Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (SCSTX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$164,485,924
  Number of Portfolio Holdings241
  Advisory Fee (net of waivers)$404,679
  Portfolio Turnover35%

SECTOR WEIGHTING (as a % of Net Assets)

Real Estate	0.1%
Money Market Funds	2.4%
U.S. Treasury Bonds & Notes	3.3%
Commercial Mortgage-Backed Securities	8.3%
Asset Backed Securities	16.0%
Collateralized Mortgage Obligations	30.2%
Mortgage-Backed Securities	40.8%
Liabilities in Excess of Other Assets	-1.1%

Asset Weighting (as a % of Total Investments)

Value	Value
Asset Backed Securities	15.8%
Collateralized Mortgage Obligations	29.9%
Commercial Mortgage-Backed Securities	8.2%
Corporate Bonds	0.1%
Money Market Funds	2.4%
Mortgage-Backed Securities	40.3%
U.S. Treasury Bonds & Notes	3.3%

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093025-SCSTX

Sterling Capital Quality Income Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (SCSPX)

This annual shareholder report contains important information about Sterling Capital Quality Income Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2024, and September 30, 2025, the Fund outperformed both its primary benchmark, the Bloomberg U.S. Mortgage-Backed Securities (MBS) Index, and its broader benchmark, the Bloomberg U.S. Aggregate Bond Index. The Federal Reserve (the Fed) cut the federal funds rate by a total of 75 basis points (bps) during the period. The yield curve steepened as interest rates dropped for maturities of two years or shorter and increased for maturities of three years or longer. While the net impact was a slight drag on absolute returns, performance remained positive thanks to elevated starting yields. Detracting from absolute returns was the Fund’s position in longer-duration Treasuries, the only sector exposure to post-negative absolute returns, as rates rose and prices dropped among those securities.

The Fund’s overweight position versus both benchmarks in consumer asset-backed securities (ABS) and non-agency commercial mortgage-backed securities (CMBS) drove its relative outperformance. Both asset classes outperformed agency MBS during the period. Within agency MBS, the Fund’s overweight position in higher-coupon MBS also contributed to relative performance, as these outperformed lower-coupon MBS. The Fund’s overweight position in collateralized loan obligations (CLO) detracted from relative performance, as CLO underperformed agency MBS.

How did the Fund perform in the past 10 years?

For the ten-year period between October 1, 2015, and September 30, 2025, the Fund outperformed both benchmarks. The Fund’s absolute performance fluctuated throughout the period in response to changes in interest rates, the shape of the yield curve and absolute returns of risk assets and Treasuries. The Fed’s actions in the MBS market, a large portion of which it owned during the period, also had varying impacts on absolute returns.

The Fund’s shorter average duration helped it outperform its primary benchmark, as shorter-duration securities benefited from rising rates earlier than longer-duration securities. The Fund’s overweight exposure to non-agency securitized sectors also contributed to relative returns, as those sectors generally outperformed agency MBS during the period. Security selection within agency MBS was another contributor, as the Fund’s coupon exposure outperformed the sector as a whole.

The Fund outperformed its broader benchmark in the past ten years largely due to its shorter average duration and overweight exposure to non-agency securitized sectors. The Fund’s security selection within agency passthroughs also contributed, as the Fund’s exposure outperformed the sector during the period. The Fund’s lack of corporate holdings detracted from performance relative to the broader benchmark, as corporates generally outperformed Treasuries during the period.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$59	0.58%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

14,000
12,000
10,000
8,000
6,000
4,000
2,000
0
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025
Sterling Capital Quality Income Fund - I - $12,240
Bloomberg U.S. Aggregate Bond Index - $11,998
Bloomberg U.S. Mortgage Backed Securities Index - $11,501

	Sterling Capital Quality Income Fund - I	Bloomberg U.S. Aggregate Bond Index	Bloomberg U.S. Mortgage Backed Securities Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$10,386	$10,519	$10,361
Sep-2017	$10,513	$10,527	$10,393
Sep-2018	$10,484	$10,399	$10,297
Sep-2019	$11,351	$11,470	$11,100
Sep-2020	$11,842	$12,271	$11,583
Sep-2021	$11,845	$12,161	$11,534
Sep-2022	$10,578	$10,385	$9,921
Sep-2023	$10,625	$10,452	$9,904
Sep-2024	$11,798	$11,662	$11,124
Sep-2025	$12,240	$11,998	$11,501

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Quality Income Fund - I	3.75%	0.66%	2.04%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
Bloomberg U.S. Mortgage Backed Securities Index	3.39%	-0.14%	1.41%

The Bloomberg U.S. MBS Index covers the mortgage-backed pass-through securities of Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FHLMC).

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Quality Income Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (SCSPX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$164,485,924
  Number of Portfolio Holdings241
  Advisory Fee (net of waivers)$404,679
  Portfolio Turnover35%

SECTOR WEIGHTING (as a % of Net Assets)

Real Estate	0.1%
Money Market Funds	2.4%
U.S. Treasury Bonds & Notes	3.3%
Commercial Mortgage-Backed Securities	8.3%
Asset Backed Securities	16.0%
Collateralized Mortgage Obligations	30.2%
Mortgage-Backed Securities	40.8%
Liabilities in Excess of Other Assets	-1.1%

Asset Weighting (as a % of Total Investments)

Value	Value
Asset Backed Securities	15.8%
Collateralized Mortgage Obligations	29.9%
Commercial Mortgage-Backed Securities	8.2%
Corporate Bonds	0.1%
Money Market Funds	2.4%
Mortgage-Backed Securities	40.3%
U.S. Treasury Bonds & Notes	3.3%

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093025-SCSPX

Sterling Capital Real Estate Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (STMMX)

This annual shareholder report contains important information about Sterling Capital Real Estate Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2024, and September 30, 2025, the Fund underperformed both its primary benchmark, the Russell 3000 Index, and its secondary benchmark, the Bloomberg U.S. 3000 Real Estate Investment Trust (REIT) Index. REITs in the Health Care subsector helped drive the Fund’s returns on an absolute basis due to improved occupancy rates and higher rental rates that helped boost cash flow for landlords. The Fund’s holdings within the for-rent Residential subsector weighed on absolute returns as record high supply of new rental apartments helped diminish pricing power for landlords.

The Fund’s underperformance relative to its primary benchmark was due to the outperformance of non-real estate benchmark holdings relative to real estate, namely in the Communication Services and Information Technology sectors. The Fund’s underperformance relative to its secondary benchmark was driven by stock selection within the Residential and Retail subsectors.

The Fund’s returns relative to its primary benchmark benefited from the relative outperformance of the Real Estate sector to the benchmark’s Health Care holdings. Stock selection within the Industrial REIT subsector and an above-benchmark exposure to Data Center REITs added to the Fund’s results relative to its secondary benchmark.

How did the Fund perform over the past 10 years?

The Fund underperformed its primary benchmark and outperformed its secondary benchmark over the past ten years. Absolute performance was driven by holdings within the Data Center and Health Care subsectors, where higher demand for space and power, and rising demand for senior living, boosted gains in the respective sectors. Rising long-term interest rates have weighed on the Fund’s absolute returns over the past decade as the price of REIT stocks tend to move in the opposite direction from interest rates.

The Fund’s underperformance relative to its primary benchmark was due to the relative underperformance of the Real Estate sector to non-real estate holdings in the benchmark, including the Information Technology sector. Stock selection within the Health Care and Lodging subsectors added to the Fund’s performance relative to its secondary benchmark. Stock selection within the Specialty and Diversified subsectors weighed returns on a relative basis.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$111	1.13%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

50,000
40,000
30,000
20,000
10,000
0
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025
Sterling Capital Real Estate Fund - A - $17,833
Russell 3000® Index - $39,447
Bloomberg US 3000 REIT Index - $19,239
S&P 500® Index - $41,530

	Sterling Capital Real Estate Fund - A	Russell 3000® Index	Bloomberg US 3000 REIT Index	S&P 500® Index
Sep-2015	$9,425	$10,000	$10,000	$10,000
Sep-2016	$11,297	$11,496	$12,092	$11,543
Sep-2017	$11,400	$13,647	$12,360	$13,691
Sep-2018	$12,103	$16,046	$12,903	$16,143
Sep-2019	$14,373	$16,514	$15,601	$16,830
Sep-2020	$13,176	$18,992	$13,781	$19,380
Sep-2021	$17,139	$25,045	$18,128	$25,194
Sep-2022	$13,952	$20,630	$15,127	$21,296
Sep-2023	$14,049	$24,852	$14,872	$25,900
Sep-2024	$18,658	$33,598	$20,043	$35,315
Sep-2025	$17,833	$39,447	$19,239	$41,530

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	Since Inception (November 13, 2015)
Sterling Capital Real Estate Fund - A
Without Load	-4.42%	6.24%	6.36%
With Load	-9.92%	4.99%	5.73%
Russell 3000® Index	17.41%	15.74%	14.31%
Bloomberg US 3000 REIT Index	-4.01%	6.90%	6.62%
S&P 500® Index	17.60%	16.47%	14.86%

The Bloomberg U.S. REIT Index is a float market-capitalization-weighted index that provides exposure to companies classified as per the Bloomberg Industry Classification System (BICS) with a level 3 sub-industry of REIT.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Real Estate Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (STMMX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$67,336,434
  Number of Portfolio Holdings31
  Advisory Fee (net of waivers)$402,359
  Portfolio Turnover8%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	2.0%
Real Estate	97.8%
Other Assets in Excess of Liabilities	0.2%

Asset Weighting (as a % of Total Investments)

5.8%
2.0%
92.2%
Common Stocks 92.2%
Money Market Funds 2.0%
REITs 5.8%

Value	Value
Common Stocks	92.2%
Money Market Funds	2.0%
REITs	5.8%

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093025-STMMX

Sterling Capital Real Estate Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (STMOX)

This annual shareholder report contains important information about Sterling Capital Real Estate Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2024, and September 30, 2025, the Fund underperformed both its primary benchmark, the Russell 3000 Index, and its secondary benchmark, the Bloomberg U.S. 3000 Real Estate Investment Trust (REIT) Index. REITs in the Health Care subsector helped drive the Fund’s returns on an absolute basis due to improved occupancy rates and higher rental rates that helped boost cash flow for landlords. The Fund’s holdings within the for-rent Residential subsector weighed on absolute returns as record high supply of new rental apartments helped diminish pricing power for landlords.

The Fund’s underperformance relative to its primary benchmark was due to the outperformance of non-real estate benchmark holdings relative to real estate, namely in the Communication Services and Information Technology sectors. The Fund’s underperformance relative to its secondary benchmark was driven by stock selection within the Residential and Retail subsectors.

The Fund’s returns relative to its primary benchmark benefited from the relative outperformance of the Real Estate sector to the benchmark’s Health Care holdings. Stock selection within the Industrial REIT subsector and an above-benchmark exposure to Data Center REITs added to the Fund’s results relative to its secondary benchmark.

How did the Fund perform over the past 10 years?

The Fund underperformed its primary benchmark and outperformed its secondary benchmark over the past ten years. Absolute performance was driven by holdings within the Data Center and Health Care subsectors, where higher demand for space and power, and rising demand for senior living, boosted gains in the respective sectors. Rising long-term interest rates have weighed on the Fund’s absolute returns over the past decade as the price of REIT stocks tend to move in the opposite direction from interest rates.

The Fund’s underperformance relative to its primary benchmark was due to the relative underperformance of the Real Estate sector to non-real estate holdings in the benchmark, including the Information Technology sector. Stock selection within the Health Care and Lodging subsectors added to the Fund’s performance relative to its secondary benchmark. Stock selection within the Specialty and Diversified subsectors weighed returns on a relative basis.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$184	1.89%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

50,000
40,000
30,000
20,000
10,000
0
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025
Sterling Capital Real Estate Fund - C - $17,582
Russell 3000® Index - $39,447
Bloomberg US 3000 REIT Index - $19,239
S&P 500® Index - $41,530

	Sterling Capital Real Estate Fund - C	Russell 3000® Index	Bloomberg US 3000 REIT Index	S&P 500® Index
Sep-2015	$10,000	$10,000	$10,000	$10,000
Sep-2016	$11,911	$11,496	$12,092	$11,543
Sep-2017	$11,931	$13,647	$12,360	$13,691
Sep-2018	$12,573	$16,046	$12,903	$16,143
Sep-2019	$14,821	$16,514	$15,601	$16,830
Sep-2020	$13,484	$18,992	$13,781	$19,380
Sep-2021	$17,415	$25,045	$18,128	$25,194
Sep-2022	$14,073	$20,630	$15,127	$21,296
Sep-2023	$14,064	$24,852	$14,872	$25,900
Sep-2024	$18,538	$33,598	$20,043	$35,315
Sep-2025	$17,582	$39,447	$19,239	$41,530

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	Since Inception (November 13, 2015)
Sterling Capital Real Estate Fund - C	-5.16%	5.45%	5.58%
Russell 3000® Index	17.41%	15.74%	14.31%
Bloomberg US 3000 REIT Index	-4.01%	6.90%	6.62%
S&P 500® Index	17.60%	16.47%	14.86%

The Bloomberg U.S. REIT Index is a float market-capitalization-weighted index that provides exposure to companies classified as per the Bloomberg Industry Classification System (BICS) with a level 3 sub-industry of REIT.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Real Estate Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (STMOX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$67,336,434
  Number of Portfolio Holdings31
  Advisory Fee (net of waivers)$402,359
  Portfolio Turnover8%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	2.0%
Real Estate	97.8%
Other Assets in Excess of Liabilities	0.2%

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	92.2%
Money Market Funds	2.0%
REITs	5.8%

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093025-STMOX

Sterling Capital Real Estate Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class R6 (SCREX)

This annual shareholder report contains important information about Sterling Capital Real Estate Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2024, and September 30, 2025, the Fund underperformed both its primary benchmark, the Russell 3000 Index, and its secondary benchmark, the Bloomberg U.S. 3000 Real Estate Investment Trust (REIT) Index. REITs in the Health Care subsector helped drive the Fund’s returns on an absolute basis due to improved occupancy rates and higher rental rates that helped boost cash flow for landlords. The Fund’s holdings within the for-rent Residential subsector weighed on absolute returns as record high supply of new rental apartments helped diminish pricing power for landlords.

The Fund’s underperformance relative to its primary benchmark was due to the outperformance of non-real estate benchmark holdings relative to real estate, namely in the Communication Services and Information Technology sectors. The Fund’s underperformance relative to its secondary benchmark was driven by stock selection within the Residential and Retail subsectors.

The Fund’s returns relative to its primary benchmark benefited from the relative outperformance of the Real Estate sector to the benchmark’s Health Care holdings. Stock selection within the Industrial REIT subsector and an above-benchmark exposure to Data Center REITs added to the Fund’s results relative to its secondary benchmark.

How did the Fund perform over the past 10 years?

The Fund underperformed its primary benchmark and outperformed its secondary benchmark over the past ten years. Absolute performance was driven by holdings within the Data Center and Health Care subsectors, where higher demand for space and power, and rising demand for senior living, boosted gains in the respective sectors. Rising long-term interest rates have weighed on the Fund’s absolute returns over the past decade as the price of REIT stocks tend to move in the opposite direction from interest rates.

The Fund’s underperformance relative to its primary benchmark was due to the relative underperformance of the Real Estate sector to non-real estate holdings in the benchmark, including the Information Technology sector. Stock selection within the Health Care and Lodging subsectors added to the Fund’s performance relative to its secondary benchmark. Stock selection within the Specialty and Diversified subsectors weighed returns on a relative basis.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$76	0.78%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

25,000
20,000
15,000
10,000
5,000
0
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025
Sterling Capital Real Estate Fund - R6 - $12,679
Russell 3000® Index - $23,887
Bloomberg US 3000 REIT Index - $12,332
S&P 500® Index - $24,676

	Sterling Capital Real Estate Fund - R6	Russell 3000® Index	Bloomberg US 3000 REIT Index	S&P 500® Index
Sep-2019	$10,000	$10,000	$10,000	$10,000
Sep-2020	$9,199	$11,500	$8,833	$11,515
Sep-2021	$12,020	$15,166	$11,619	$14,970
Sep-2022	$9,820	$12,493	$9,696	$12,654
Sep-2023	$9,919	$15,049	$9,533	$15,389
Sep-2024	$13,217	$20,345	$12,847	$20,983
Sep-2025	$12,679	$23,887	$12,332	$24,676

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	Since Inception (January 31, 2020)
Sterling Capital Real Estate Fund - R6	-4.07%	6.63%	4.02%
Russell 3000® Index	17.41%	15.74%	14.86%
Bloomberg US 3000 REIT Index	-4.01%	6.90%	3.49%
S&P 500® Index	17.60%	16.47%	15.51%

The Bloomberg U.S. REIT Index is a float market-capitalization-weighted index that provides exposure to companies classified as per the Bloomberg Industry Classification System (BICS) with a level 3 sub-industry of REIT.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Real Estate Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class R6 (SCREX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$67,336,434
  Number of Portfolio Holdings31
  Advisory Fee (net of waivers)$402,359
  Portfolio Turnover8%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	2.0%
Real Estate	97.8%
Other Assets in Excess of Liabilities	0.2%

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	92.2%
Money Market Funds	2.0%
REITs	5.8%

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093025-SCREX

Sterling Capital Real Estate Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (STMDX)

This annual shareholder report contains important information about Sterling Capital Real Estate Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2024, and September 30, 2025, the Fund underperformed both its primary benchmark, the Russell 3000 Index, and its secondary benchmark, the Bloomberg U.S. 3000 Real Estate Investment Trust (REIT) Index. REITs in the Health Care subsector helped drive the Fund’s returns on an absolute basis due to improved occupancy rates and higher rental rates that helped boost cash flow for landlords. The Fund’s holdings within the for-rent Residential subsector weighed on absolute returns as record high supply of new rental apartments helped diminish pricing power for landlords.

The Fund’s underperformance relative to its primary benchmark was due to the outperformance of non-real estate benchmark holdings relative to real estate, namely in the Communication Services and Information Technology sectors. The Fund’s underperformance relative to its secondary benchmark was driven by stock selection within the Residential and Retail subsectors.

The Fund’s returns relative to its primary benchmark benefited from the relative outperformance of the Real Estate sector to the benchmark’s Health Care holdings. Stock selection within the Industrial REIT subsector and an above-benchmark exposure to Data Center REITs added to the Fund’s results relative to its secondary benchmark.

How did the Fund perform over the past 10 years?

The Fund underperformed its primary benchmark and outperformed its secondary benchmark over the past ten years. Absolute performance was driven by holdings within the Data Center and Health Care subsectors, where higher demand for space and power, and rising demand for senior living, boosted gains in the respective sectors. Rising long-term interest rates have weighed on the Fund’s absolute returns over the past decade as the price of REIT stocks tend to move in the opposite direction from interest rates.

The Fund’s underperformance relative to its primary benchmark was due to the relative underperformance of the Real Estate sector to non-real estate holdings in the benchmark, including the Information Technology sector. Stock selection within the Health Care and Lodging subsectors added to the Fund’s performance relative to its secondary benchmark. Stock selection within the Specialty and Diversified subsectors weighed returns on a relative basis.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$87	0.89%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

50,000
40,000
30,000
20,000
10,000
0
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025
Sterling Capital Real Estate Fund - I - $19,396
Russell 3000® Index - $39,447
Bloomberg US 3000 REIT Index - $19,239
S&P 500® Index - $41,530

	Sterling Capital Real Estate Fund - I	Russell 3000® Index	Bloomberg US 3000 REIT Index	S&P 500® Index
Sep-2015	$10,000	$10,000	$10,000	$10,000
Sep-2016	$12,014	$11,496	$12,092	$11,543
Sep-2017	$12,152	$13,647	$12,360	$13,691
Sep-2018	$12,932	$16,046	$12,903	$16,143
Sep-2019	$15,396	$16,514	$15,601	$16,830
Sep-2020	$14,151	$18,992	$13,781	$19,380
Sep-2021	$18,453	$25,045	$18,128	$25,194
Sep-2022	$15,060	$20,630	$15,127	$21,296
Sep-2023	$15,203	$24,852	$14,872	$25,900
Sep-2024	$20,243	$33,598	$20,043	$35,315
Sep-2025	$19,396	$39,447	$19,239	$41,530

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Real Estate Fund - I	-4.18%	6.51%	6.85%
Russell 3000® Index	17.41%	15.74%	14.71%
Bloomberg US 3000 REIT Index	-4.01%	6.90%	6.76%
S&P 500® Index	17.60%	16.47%	15.30%

The Bloomberg U.S. REIT Index is a float market-capitalization-weighted index that provides exposure to companies classified as per the Bloomberg Industry Classification System (BICS) with a level 3 sub-industry of REIT.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Real Estate Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (STMDX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$67,336,434
  Number of Portfolio Holdings31
  Advisory Fee (net of waivers)$402,359
  Portfolio Turnover8%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	2.0%
Real Estate	97.8%
Other Assets in Excess of Liabilities	0.2%

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	92.2%
Money Market Funds	2.0%
REITs	5.8%

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093025-STMDX

Sterling Capital Short Duration Bond Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (BSGAX)

This annual shareholder report contains important information about Sterling Capital Short Duration Bond Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2024, and September 30, 2025, the Fund outperformed its targeted benchmark, the ICE BofA U.S. 1-3 Year Corporate/Government Bond Index, and outperformed its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index. Risk assets came under significant pressure in April following the U.S. administration’s “Liberation Day” tariff announcements. However, risk premium for various Fund asset classes tightened in the subsequent months to finish the fiscal year lower than they began, contributing to the Fund’s absolute returns.

The Fund’s overweight position in securitized assets, including asset-backed securities (ABS), mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and collateralized loan obligations (CLO) boosted its performance relative to its targeted benchmark. A drop in interest rate volatility in 2025 also contributed positively to relative performance, particularly for agency MBS.

The Fund’s outperformance relative to its broad-based benchmark was driven by the steepening of the Treasury yield curve, which caused shorter duration bonds to outperform longer duration securities held in the Bloomberg U.S. Aggregate Bond Index.

How did the Fund perform over the past 10 years?

The Fund outperformed both its primary and secondary benchmarks over the past ten years. In general, fixed income returns during this period were hurt by higher interest rates, particularly the dramatic rise in rates in the years following the global pandemic.

The Fund’s outperformance relative to its targeted benchmark over the past ten years was largely due to strategic decisions regarding duration, yield curve positioning, sector allocation and security selection. The Fund’s strong performance relative to its broad-based benchmark during this period was largely due to its focus on shorter-duration bonds, which outperformed longer-duration bonds favored by this benchmark over the past ten years.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$82	0.80%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

14,000
12,000
10,000
8,000
6,000
4,000
2,000
0
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025
Sterling Capital Short Duration Bond Fund - A - $12,338
Bloomberg U.S. Aggregate Bond Index - $11,998
ICE BofA U.S. Corporate & Government, 1-3 Years Index - $12,144

	Sterling Capital Short Duration Bond Fund - A	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Corporate & Government, 1-3 Years Index
Sep-2015	$9,801	$10,000	$10,000
Sep-2016	$9,995	$10,519	$10,132
Sep-2017	$10,097	$10,527	$10,198
Sep-2018	$10,153	$10,399	$10,226
Sep-2019	$10,588	$11,470	$10,702
Sep-2020	$10,997	$12,271	$11,101
Sep-2021	$11,099	$12,161	$11,140
Sep-2022	$10,542	$10,385	$10,568
Sep-2023	$10,923	$10,452	$10,873
Sep-2024	$11,795	$11,662	$11,658
Sep-2025	$12,338	$11,998	$12,144

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Short Duration Bond Fund - A
Without Load	4.60%	2.33%	2.33%
With Load	2.53%	1.91%	2.12%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
ICE BofA U.S. Corporate & Government, 1-3 Years Index	4.17%	1.81%	1.96%

The ICE BofA 1-3 Year U.S. Corporate/Government Bond Index includes fixed rate debt issues rated investment grade or higher by Moody’s and S&P. All issues have at least one year to three years to maturity and an outstanding par value of at least $300MM.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Short Duration Bond Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (BSGAX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$40,621,221
  Number of Portfolio Holdings137
  Advisory Fee (net of waivers)$70,864
  Portfolio Turnover66%

SECTOR WEIGHTING (as a % of Net Assets)

Municipal Bonds	0.2%
Materials	0.4%
Information Technology	0.6%
Money Market Funds	1.2%
Health Care	1.3%
Real Estate	1.4%
Communications	1.4%
Consumer Staples	1.6%
U.S. Treasury Obligations	1.9%
Consumer Discretionary	3.1%
Technology	3.7%
Energy	4.4%
Industrials	5.0%
Utilities	5.1%
Collateralized Mortgage Obligations	5.2%
Commercial Mortgage-Backed Securities	6.7%
Financials	28.4%
Asset Backed Securities	28.9%
Liabilities in Excess of Other Assets	-6.1%

Asset Weighting (as a % of Total Investments)

1.9%
0.5%
0.2%
1.2%
28.7%
55.6%
5.2%
6.7%
Asset Backed Securities 28.7%
Municipal Bonds 0.2%
Collateralized Mortgage Obligations 5.2%
Preferred Stocks 0.5%
Commercial Mortgage-Backed Securities 6.7%
U.S. Government & Agencies 1.9%
Corporate Bonds 55.6%
Money Market Funds 1.2%

Value	Value
Asset Backed Securities	28.7%
Collateralized Mortgage Obligations	5.2%
Commercial Mortgage-Backed Securities	6.7%
Corporate Bonds	55.6%
Money Market Funds	1.2%
Municipal Bonds	0.2%
Preferred Stocks	0.5%
U.S. Government & Agencies	1.9%

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

At a meeting held on August 27, 2025, the Board of Sterling Capital Funds Trust approved the reorganization of the Sterling Capital Short Duration Bond Fund into a newly created exchange-traded fund, Sterling Capital Short Duration Bond ETF, a series in the Sterling Capital Funds Trust. Sterling Capital Short Duration Bond ETF will have the same investment adviser, investment objective and substantially similar fundamental investment policies and investment strategies as the Sterling Capital Short Duration Bond Fund. The reorganization is anticipated to be completed in the first half of 2026.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093025-BSGAX

Sterling Capital Short Duration Bond Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (BBSCX)

This annual shareholder report contains important information about Sterling Capital Short Duration Bond Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2024, and September 30, 2025, the Fund outperformed its targeted benchmark, the ICE BofA U.S. 1-3 Year Corporate/Government Bond Index, and outperformed its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index. Risk assets came under significant pressure in April following the U.S. administration’s “Liberation Day” tariff announcements. However, risk premium for various Fund asset classes tightened in the subsequent months to finish the fiscal year lower than they began, contributing to the Fund’s absolute returns.

The Fund’s overweight position in securitized assets, including asset-backed securities (ABS), mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and collateralized loan obligations (CLO) boosted its performance relative to its targeted benchmark. A drop in interest rate volatility in 2025 also contributed positively to relative performance, particularly for agency MBS.

The Fund’s outperformance relative to its broad-based benchmark was driven by the steepening of the Treasury yield curve, which caused shorter duration bonds to outperform longer duration securities held in the Bloomberg U.S. Aggregate Bond Index.

How did the Fund perform over the past 10 years?

The Fund outperformed both its primary and secondary benchmarks over the past ten years. In general, fixed income returns during this period were hurt by higher interest rates, particularly the dramatic rise in rates in the years following the global pandemic.

The Fund’s outperformance relative to its targeted benchmark over the past ten years was largely due to strategic decisions regarding duration, yield curve positioning, sector allocation and security selection. The Fund’s strong performance relative to its broad-based benchmark during this period was largely due to its focus on shorter-duration bonds, which outperformed longer-duration bonds favored by this benchmark over the past ten years.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$158	1.55%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

14,000
12,000
10,000
8,000
6,000
4,000
2,000
0
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025
Sterling Capital Short Duration Bond Fund - C - $11,692
Bloomberg U.S. Aggregate Bond Index - $11,998
ICE BofA U.S. Corporate & Government, 1-3 Years Index - $12,144

	Sterling Capital Short Duration Bond Fund - C	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Corporate & Government, 1-3 Years Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$10,122	$10,519	$10,132
Sep-2017	$10,161	$10,527	$10,198
Sep-2018	$10,129	$10,399	$10,226
Sep-2019	$10,485	$11,470	$10,702
Sep-2020	$10,808	$12,271	$11,101
Sep-2021	$10,840	$12,161	$11,140
Sep-2022	$10,218	$10,385	$10,568
Sep-2023	$10,508	$10,452	$10,873
Sep-2024	$11,262	$11,662	$11,658
Sep-2025	$11,692	$11,998	$12,144

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Short Duration Bond Fund - C	3.82%	1.58%	1.58%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
ICE BofA U.S. Corporate & Government, 1-3 Years Index	4.17%	1.81%	1.96%

The ICE BofA 1-3 Year U.S. Corporate/Government Bond Index includes fixed rate debt issues rated investment grade or higher by Moody’s and S&P. All issues have at least one year to three years to maturity and an outstanding par value of at least $300MM.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Short Duration Bond Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (BBSCX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$40,621,221
  Number of Portfolio Holdings137
  Advisory Fee (net of waivers)$70,864
  Portfolio Turnover66%

SECTOR WEIGHTING (as a % of Net Assets)

Municipal Bonds	0.2%
Materials	0.4%
Information Technology	0.6%
Money Market Funds	1.2%
Health Care	1.3%
Real Estate	1.4%
Communications	1.4%
Consumer Staples	1.6%
U.S. Treasury Obligations	1.9%
Consumer Discretionary	3.1%
Technology	3.7%
Energy	4.4%
Industrials	5.0%
Utilities	5.1%
Collateralized Mortgage Obligations	5.2%
Commercial Mortgage-Backed Securities	6.7%
Financials	28.4%
Asset Backed Securities	28.9%
Liabilities in Excess of Other Assets	-6.1%

Asset Weighting (as a % of Total Investments)

Value	Value
Asset Backed Securities	28.7%
Collateralized Mortgage Obligations	5.2%
Commercial Mortgage-Backed Securities	6.7%
Corporate Bonds	55.6%
Money Market Funds	1.2%
Municipal Bonds	0.2%
Preferred Stocks	0.5%
U.S. Government & Agencies	1.9%

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

At a meeting held on August 27, 2025, the Board of Sterling Capital Funds Trust approved the reorganization of the Sterling Capital Short Duration Bond Fund into a newly created exchange-traded fund, Sterling Capital Short Duration Bond ETF, a series in the Sterling Capital Funds Trust. Sterling Capital Short Duration Bond ETF will have the same investment adviser, investment objective and substantially similar fundamental investment policies and investment strategies as the Sterling Capital Short Duration Bond Fund. The reorganization is anticipated to be completed in the first half of 2026.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093025-BBSCX

Sterling Capital Short Duration Bond Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class R6 (SHTRX)

This annual shareholder report contains important information about Sterling Capital Short Duration Bond Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2024, and September 30, 2025, the Fund outperformed its targeted benchmark, the ICE BofA U.S. 1-3 Year Corporate/Government Bond Index, and outperformed its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index. Risk assets came under significant pressure in April following the U.S. administration’s “Liberation Day” tariff announcements. However, risk premium for various Fund asset classes tightened in the subsequent months to finish the fiscal year lower than they began, contributing to the Fund’s absolute returns.

The Fund’s overweight position in securitized assets, including asset-backed securities (ABS), mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and collateralized loan obligations (CLO) boosted its performance relative to its targeted benchmark. A drop in interest rate volatility in 2025 also contributed positively to relative performance, particularly for agency MBS.

The Fund’s outperformance relative to its broad-based benchmark was driven by the steepening of the Treasury yield curve, which caused shorter duration bonds to outperform longer duration securities held in the Bloomberg U.S. Aggregate Bond Index.

How did the Fund perform over the past 10 years?

The Fund outperformed both its primary and secondary benchmarks over the past ten years. In general, fixed income returns during this period were hurt by higher interest rates, particularly the dramatic rise in rates in the years following the global pandemic.

The Fund’s outperformance relative to its targeted benchmark over the past ten years was largely due to strategic decisions regarding duration, yield curve positioning, sector allocation and security selection. The Fund’s strong performance relative to its broad-based benchmark during this period was largely due to its focus on shorter-duration bonds, which outperformed longer-duration bonds favored by this benchmark over the past ten years.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$45	0.44%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

12,000
10,000
8,000
6,000
4,000
2,000
0
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025
Sterling Capital Short Duration Bond Fund - R6 - $11,405
Bloomberg U.S. Aggregate Bond Index - $9,778
ICE BofA U.S. Corporate & Government, 1-3 Years Index - $10,939

	Sterling Capital Short Duration Bond Fund - R6	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Corporate & Government, 1-3 Years Index
Sep-2020	$10,000	$10,000	$10,000
Sep-2021	$10,120	$9,910	$10,035
Sep-2022	$9,645	$8,464	$9,519
Sep-2023	$10,040	$8,518	$9,794
Sep-2024	$10,865	$9,504	$10,501
Sep-2025	$11,405	$9,778	$10,939

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	Since Inception (January 29, 2021)
Sterling Capital Short Duration Bond Fund - R6	4.97%	2.69%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.47%
ICE BofA U.S. Corporate & Government, 1-3 Years Index	4.17%	1.89%

The ICE BofA 1-3 Year U.S. Corporate/Government Bond Index includes fixed rate debt issues rated investment grade or higher by Moody’s and S&P. All issues have at least one year to three years to maturity and an outstanding par value of at least $300MM.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Short Duration Bond Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class R6 (SHTRX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$40,621,221
  Number of Portfolio Holdings137
  Advisory Fee (net of waivers)$70,864
  Portfolio Turnover66%

SECTOR WEIGHTING (as a % of Net Assets)

Municipal Bonds	0.2%
Materials	0.4%
Information Technology	0.6%
Money Market Funds	1.2%
Health Care	1.3%
Real Estate	1.4%
Communications	1.4%
Consumer Staples	1.6%
U.S. Treasury Obligations	1.9%
Consumer Discretionary	3.1%
Technology	3.7%
Energy	4.4%
Industrials	5.0%
Utilities	5.1%
Collateralized Mortgage Obligations	5.2%
Commercial Mortgage-Backed Securities	6.7%
Financials	28.4%
Asset Backed Securities	28.9%
Liabilities in Excess of Other Assets	-6.1%

Asset Weighting (as a % of Total Investments)

Value	Value
Asset Backed Securities	28.7%
Collateralized Mortgage Obligations	5.2%
Commercial Mortgage-Backed Securities	6.7%
Corporate Bonds	55.6%
Money Market Funds	1.2%
Municipal Bonds	0.2%
Preferred Stocks	0.5%
U.S. Government & Agencies	1.9%

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

At a meeting held on August 27, 2025, the Board of Sterling Capital Funds Trust approved the reorganization of the Sterling Capital Short Duration Bond Fund into a newly created exchange-traded fund, Sterling Capital Short Duration Bond ETF, a series in the Sterling Capital Funds Trust. Sterling Capital Short Duration Bond ETF will have the same investment adviser, investment objective and substantially similar fundamental investment policies and investment strategies as the Sterling Capital Short Duration Bond Fund. The reorganization is anticipated to be completed in the first half of 2026.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093025-SHTRX

Sterling Capital Short Duration Bond Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (BBSGX)

This annual shareholder report contains important information about Sterling Capital Short Duration Bond Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2024, and September 30, 2025, the Fund outperformed its targeted benchmark, the ICE BofA U.S. 1-3 Year Corporate/Government Bond Index, and outperformed its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index. Risk assets came under significant pressure in April following the U.S. administration’s “Liberation Day” tariff announcements. However, risk premium for various Fund asset classes tightened in the subsequent months to finish the fiscal year lower than they began, contributing to the Fund’s absolute returns.

The Fund’s overweight position in securitized assets, including asset-backed securities (ABS), mortgage-backed securities (MBS), commercial mortgage-backed securities (CMBS), and collateralized loan obligations (CLO) boosted its performance relative to its targeted benchmark. A drop in interest rate volatility in 2025 also contributed positively to relative performance, particularly for agency MBS.

The Fund’s outperformance relative to its broad-based benchmark was driven by the steepening of the Treasury yield curve, which caused shorter duration bonds to outperform longer duration securities held in the Bloomberg U.S. Aggregate Bond Index.

How did the Fund perform over the past 10 years?

The Fund outperformed both its primary and secondary benchmarks over the past ten years. In general, fixed income returns during this period were hurt by higher interest rates, particularly the dramatic rise in rates in the years following the global pandemic.

The Fund’s outperformance relative to its targeted benchmark over the past ten years was largely due to strategic decisions regarding duration, yield curve positioning, sector allocation and security selection. The Fund’s strong performance relative to its broad-based benchmark during this period was largely due to its focus on shorter-duration bonds, which outperformed longer-duration bonds favored by this benchmark over the past ten years.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$56	0.55%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

14,000
12,000
10,000
8,000
6,000
4,000
2,000
0
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025
Sterling Capital Short Duration Bond Fund - I - $12,905
Bloomberg U.S. Aggregate Bond Index - $11,998
ICE BofA U.S. Corporate & Government, 1-3 Years Index - $12,144

	Sterling Capital Short Duration Bond Fund - I	Bloomberg U.S. Aggregate Bond Index	ICE BofA U.S. Corporate & Government, 1-3 Years Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$10,224	$10,519	$10,132
Sep-2017	$10,354	$10,527	$10,198
Sep-2018	$10,437	$10,399	$10,226
Sep-2019	$10,912	$11,470	$10,702
Sep-2020	$11,361	$12,271	$11,101
Sep-2021	$11,496	$12,161	$11,140
Sep-2022	$10,946	$10,385	$10,568
Sep-2023	$11,370	$10,452	$10,873
Sep-2024	$12,307	$11,662	$11,658
Sep-2025	$12,905	$11,998	$12,144

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Short Duration Bond Fund - I	4.86%	2.58%	2.58%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
ICE BofA U.S. Corporate & Government, 1-3 Years Index	4.17%	1.81%	1.96%

The ICE BofA 1-3 Year U.S. Corporate/Government Bond Index includes fixed rate debt issues rated investment grade or higher by Moody’s and S&P. All issues have at least one year to three years to maturity and an outstanding par value of at least $300MM.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Short Duration Bond Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (BBSGX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$40,621,221
  Number of Portfolio Holdings137
  Advisory Fee (net of waivers)$70,864
  Portfolio Turnover66%

SECTOR WEIGHTING (as a % of Net Assets)

Municipal Bonds	0.2%
Materials	0.4%
Information Technology	0.6%
Money Market Funds	1.2%
Health Care	1.3%
Real Estate	1.4%
Communications	1.4%
Consumer Staples	1.6%
U.S. Treasury Obligations	1.9%
Consumer Discretionary	3.1%
Technology	3.7%
Energy	4.4%
Industrials	5.0%
Utilities	5.1%
Collateralized Mortgage Obligations	5.2%
Commercial Mortgage-Backed Securities	6.7%
Financials	28.4%
Asset Backed Securities	28.9%
Liabilities in Excess of Other Assets	-6.1%

Asset Weighting (as a % of Total Investments)

Value	Value
Asset Backed Securities	28.7%
Collateralized Mortgage Obligations	5.2%
Commercial Mortgage-Backed Securities	6.7%
Corporate Bonds	55.6%
Money Market Funds	1.2%
Municipal Bonds	0.2%
Preferred Stocks	0.5%
U.S. Government & Agencies	1.9%

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

At a meeting held on August 27, 2025, the Board of Sterling Capital Funds Trust approved the reorganization of the Sterling Capital Short Duration Bond Fund into a newly created exchange-traded fund, Sterling Capital Short Duration Bond ETF, a series in the Sterling Capital Funds Trust. Sterling Capital Short Duration Bond ETF will have the same investment adviser, investment objective and substantially similar fundamental investment policies and investment strategies as the Sterling Capital Short Duration Bond Fund. The reorganization is anticipated to be completed in the first half of 2026.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093025-BBSGX

Sterling Capital Small Cap Value Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (STSNX)

This annual shareholder report contains important information about Sterling Capital Small Cap Value Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2024, and September 30, 2025, the Fund underperformed its broad-based benchmark, the Russell 3000 Index, and outperformed its targeted benchmark, the Russell 2000 Value Index. U.S. equities recorded strong gains throughout the year as artificial intelligence continued to drive the investment cycle, spurring meaningful capital investments across a variety of large-scale projects, including data centers, chip manufacturing sites, and expansion of power generation capacity. Tempering inflation expectations and interest rate cuts by the Federal Reserve (three cuts totaling a 0.75 percentage point decrease) helped boost equity returns in general.

The Fund’s outperformance relative to its targeted benchmark over the 12-month period was due to stock selection, particularly within the Consumer Staples and Industrials sectors. Stock selection within the Information Technology and Materials sectors weighed on the Fund’s returns on a relative basis.

The Fund’s underperformance relative to its broad-based benchmark was driven by outsized returns of large-cap stocks held in the benchmark relative to the small-cap stocks held by the Fund, most notably within the Information Technology sector. Stock selection, particularly within the Consumer Staples sector, along with an underweight exposure to the Health Care sector helped offset some of the underperformance.

How did the Fund perform over the past 10 years?

Over the past ten years, the Fund underperformed its broad-based benchmark but outperformed its targeted benchmark. The Fund’s performance on an absolute basis was driven by a broad-based bull market in U.S. equities, although these gains were somewhat muted as small-cap value stocks generally underperformed their large-cap growth counterparts during the period.

The Fund’s outperformance relative to its targeted benchmark was driven in large part by stock selection, notably within the Industrials, Health Care, and Consumer Staples sectors. Below-benchmark exposures to the Health Care and Energy sectors also helped. The Fund’s underperformance relative to its broad-based benchmark was due to its below-benchmark exposure to large-cap stocks, which outperformed the Fund’s small-cap stocks over the past decade.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$133	1.28%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

40,000
30,000
20,000
10,000
0
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025
Sterling Capital Small Cap Value Fund - A - $24,708
Russell 3000® Index - $39,447
Russell 2000® Value Index - $24,167
Bloomberg US 2000 Value Index - $25,813

	Sterling Capital Small Cap Value Fund - A	Russell 3000® Index	Russell 2000® Value Index	Bloomberg US 2000 Value Index
Sep-2015	$9,425	$10,000	$10,000	$10,000
Sep-2016	$10,997	$11,496	$11,881	$12,002
Sep-2017	$13,244	$13,647	$14,322	$14,230
Sep-2018	$14,265	$16,046	$15,658	$15,549
Sep-2019	$13,583	$16,514	$14,367	$13,536
Sep-2020	$11,842	$18,992	$12,229	$11,927
Sep-2021	$18,050	$25,045	$20,047	$20,545
Sep-2022	$15,497	$20,630	$16,501	$17,037
Sep-2023	$17,829	$24,852	$17,795	$19,231
Sep-2024	$22,912	$33,598	$22,401	$24,380
Sep-2025	$24,708	$39,447	$24,167	$25,813

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	Since Inception (November 13, 2015)
Sterling Capital Small Cap Value Fund - A
Without Load	7.83%	15.85%	9.68%
With Load	1.63%	14.48%	9.03%
Russell 3000® Index	17.41%	15.74%	14.31%
Russell 2000® Value Index	7.88%	14.59%	8.90%
Bloomberg US 2000 Value Index	5.88%	16.70%	9.58%

The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Small Cap Value Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (STSNX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$175,078,108
  Number of Portfolio Holdings46
  Advisory Fee (net of waivers)$1,300,446
  Portfolio Turnover6%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.7%
Materials	2.1%
Health Care	2.1%
Communication Services	2.4%
Energy	4.4%
Utilities	4.5%
Real Estate	5.9%
Consumer Discretionary	6.3%
Consumer Staples	9.9%
Information Technology	11.7%
Financials	24.2%
Industrials	25.8%
Other Assets in Excess of Liabilities	-%

Asset Weighting (as a % of Total Investments)

0.7%
99.3%
Common Stocks 99.3%
Money Market Funds 0.7%

Value	Value
Common Stocks	99.3%
Money Market Funds	0.7%

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093025-STSNX

Sterling Capital Small Cap Value Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (STSOX)

This annual shareholder report contains important information about Sterling Capital Small Cap Value Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2024, and September 30, 2025, the Fund underperformed its broad-based benchmark, the Russell 3000 Index, and outperformed its targeted benchmark, the Russell 2000 Value Index. U.S. equities recorded strong gains throughout the year as artificial intelligence continued to drive the investment cycle, spurring meaningful capital investments across a variety of large-scale projects, including data centers, chip manufacturing sites, and expansion of power generation capacity. Tempering inflation expectations and interest rate cuts by the Federal Reserve (three cuts totaling a 0.75 percentage point decrease) helped boost equity returns in general.

The Fund’s outperformance relative to its targeted benchmark over the 12-month period was due to stock selection, particularly within the Consumer Staples and Industrials sectors. Stock selection within the Information Technology and Materials sectors weighed on the Fund’s returns on a relative basis.

The Fund’s underperformance relative to its broad-based benchmark was driven by outsized returns of large-cap stocks held in the benchmark relative to the small-cap stocks held by the Fund, most notably within the Information Technology sector. Stock selection, particularly within the Consumer Staples sector, along with an underweight exposure to the Health Care sector helped offset some of the underperformance.

How did the Fund perform over the past 10 years?

Over the past ten years, the Fund underperformed its broad-based benchmark but outperformed its targeted benchmark. The Fund’s performance on an absolute basis was driven by a broad-based bull market in U.S. equities, although these gains were somewhat muted as small-cap value stocks generally underperformed their large-cap growth counterparts during the period.

The Fund’s outperformance relative to its targeted benchmark was driven in large part by stock selection, notably within the Industrials, Health Care, and Consumer Staples sectors. Below-benchmark exposures to the Health Care and Energy sectors also helped. The Fund’s underperformance relative to its broad-based benchmark was due to its below-benchmark exposure to large-cap stocks, which outperformed the Fund’s small-cap stocks over the past decade.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$209	2.02%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

40,000
30,000
20,000
10,000
0
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025
Sterling Capital Small Cap Value Fund - C - $24,347
Russell 3000® Index - $39,447
Russell 2000® Value Index - $24,167
Bloomberg US 2000 Value Index - $25,813

	Sterling Capital Small Cap Value Fund - C	Russell 3000® Index	Russell 2000® Value Index	Bloomberg US 2000 Value Index
Sep-2015	$10,000	$10,000	$10,000	$10,000
Sep-2016	$11,592	$11,496	$11,881	$12,002
Sep-2017	$13,858	$13,647	$14,322	$14,230
Sep-2018	$14,815	$16,046	$15,658	$15,549
Sep-2019	$14,001	$16,514	$14,367	$13,536
Sep-2020	$12,118	$18,992	$12,229	$11,927
Sep-2021	$18,332	$25,045	$20,047	$20,545
Sep-2022	$15,620	$20,630	$16,501	$17,037
Sep-2023	$17,835	$24,852	$17,795	$19,231
Sep-2024	$22,750	$33,598	$22,401	$24,380
Sep-2025	$24,347	$39,447	$24,167	$25,813

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	Since Inception (November 13, 2015)
Sterling Capital Small Cap Value Fund - C	7.02%	14.98%	8.86%
Russell 3000® Index	17.41%	15.74%	14.31%
Russell 2000® Value Index	7.88%	14.59%	8.90%
Bloomberg US 2000 Value Index	5.88%	16.70%	9.58%

The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Small Cap Value Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (STSOX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$175,078,108
  Number of Portfolio Holdings46
  Advisory Fee (net of waivers)$1,300,446
  Portfolio Turnover6%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.7%
Materials	2.1%
Health Care	2.1%
Communication Services	2.4%
Energy	4.4%
Utilities	4.5%
Real Estate	5.9%
Consumer Discretionary	6.3%
Consumer Staples	9.9%
Information Technology	11.7%
Financials	24.2%
Industrials	25.8%
Other Assets in Excess of Liabilities	-%

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	99.3%
Money Market Funds	0.7%

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093025-STSOX

Sterling Capital Small Cap Value Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class R6 (SCSIX)

This annual shareholder report contains important information about Sterling Capital Small Cap Value Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2024, and September 30, 2025, the Fund underperformed its broad-based benchmark, the Russell 3000 Index, and outperformed its targeted benchmark, the Russell 2000 Value Index. U.S. equities recorded strong gains throughout the year as artificial intelligence continued to drive the investment cycle, spurring meaningful capital investments across a variety of large-scale projects, including data centers, chip manufacturing sites, and expansion of power generation capacity. Tempering inflation expectations and interest rate cuts by the Federal Reserve (three cuts totaling a 0.75 percentage point decrease) helped boost equity returns in general.

The Fund’s outperformance relative to its targeted benchmark over the 12-month period was due to stock selection, particularly within the Consumer Staples and Industrials sectors. Stock selection within the Information Technology and Materials sectors weighed on the Fund’s returns on a relative basis.

The Fund’s underperformance relative to its broad-based benchmark was driven by outsized returns of large-cap stocks held in the benchmark relative to the small-cap stocks held by the Fund, most notably within the Information Technology sector. Stock selection, particularly within the Consumer Staples sector, along with an underweight exposure to the Health Care sector helped offset some of the underperformance.

How did the Fund perform over the past 10 years?

Over the past ten years, the Fund underperformed its broad-based benchmark but outperformed its targeted benchmark. The Fund’s performance on an absolute basis was driven by a broad-based bull market in U.S. equities, although these gains were somewhat muted as small-cap value stocks generally underperformed their large-cap growth counterparts during the period.

The Fund’s outperformance relative to its targeted benchmark was driven in large part by stock selection, notably within the Industrials, Health Care, and Consumer Staples sectors. Below-benchmark exposures to the Health Care and Energy sectors also helped. The Fund’s underperformance relative to its broad-based benchmark was due to its below-benchmark exposure to large-cap stocks, which outperformed the Fund’s small-cap stocks over the past decade.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$94	0.90%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

25,000
20,000
15,000
10,000
5,000
0
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025
Sterling Capital Small Cap Value Fund - R6 - $18,583
Russell 3000® Index - $23,887
Russell 2000® Value Index - $16,821
Bloomberg US 2000 Value Index - $19,070

	Sterling Capital Small Cap Value Fund - R6	Russell 3000® Index	Russell 2000® Value Index	Bloomberg US 2000 Value Index
Sep-2019	$10,000	$10,000	$10,000	$10,000
Sep-2020	$8,746	$11,500	$8,512	$8,811
Sep-2021	$13,380	$15,166	$13,953	$15,178
Sep-2022	$11,527	$12,493	$11,485	$12,586
Sep-2023	$13,308	$15,049	$12,386	$14,207
Sep-2024	$17,168	$20,345	$15,591	$18,011
Sep-2025	$18,583	$23,887	$16,821	$19,070

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	Since Inception (January 31, 2020)
Sterling Capital Small Cap Value Fund - R6	8.24%	16.27%	10.55%
Russell 3000® Index	17.41%	15.74%	14.86%
Russell 2000® Value Index	7.88%	14.59%	9.11%
Bloomberg US 2000 Value Index	5.88%	16.70%	11.50%

The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Small Cap Value Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class R6 (SCSIX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$175,078,108
  Number of Portfolio Holdings46
  Advisory Fee (net of waivers)$1,300,446
  Portfolio Turnover6%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.7%
Materials	2.1%
Health Care	2.1%
Communication Services	2.4%
Energy	4.4%
Utilities	4.5%
Real Estate	5.9%
Consumer Discretionary	6.3%
Consumer Staples	9.9%
Information Technology	11.7%
Financials	24.2%
Industrials	25.8%
Other Assets in Excess of Liabilities	-%

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	99.3%
Money Market Funds	0.7%

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093025-SCSIX

Sterling Capital Small Cap Value Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (STSCX)

This annual shareholder report contains important information about Sterling Capital Small Cap Value Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2024, and September 30, 2025, the Fund underperformed its broad-based benchmark, the Russell 3000 Index, and outperformed its targeted benchmark, the Russell 2000 Value Index. U.S. equities recorded strong gains throughout the year as artificial intelligence continued to drive the investment cycle, spurring meaningful capital investments across a variety of large-scale projects, including data centers, chip manufacturing sites, and expansion of power generation capacity. Tempering inflation expectations and interest rate cuts by the Federal Reserve (three cuts totaling a 0.75 percentage point decrease) helped boost equity returns in general.

The Fund’s outperformance relative to its targeted benchmark over the 12-month period was due to stock selection, particularly within the Consumer Staples and Industrials sectors. Stock selection within the Information Technology and Materials sectors weighed on the Fund’s returns on a relative basis.

The Fund’s underperformance relative to its broad-based benchmark was driven by outsized returns of large-cap stocks held in the benchmark relative to the small-cap stocks held by the Fund, most notably within the Information Technology sector. Stock selection, particularly within the Consumer Staples sector, along with an underweight exposure to the Health Care sector helped offset some of the underperformance.

How did the Fund perform over the past 10 years?

Over the past ten years, the Fund underperformed its broad-based benchmark but outperformed its targeted benchmark. The Fund’s performance on an absolute basis was driven by a broad-based bull market in U.S. equities, although these gains were somewhat muted as small-cap value stocks generally underperformed their large-cap growth counterparts during the period.

The Fund’s outperformance relative to its targeted benchmark was driven in large part by stock selection, notably within the Industrials, Health Care, and Consumer Staples sectors. Below-benchmark exposures to the Health Care and Energy sectors also helped. The Fund’s underperformance relative to its broad-based benchmark was due to its below-benchmark exposure to large-cap stocks, which outperformed the Fund’s small-cap stocks over the past decade.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$107	1.03%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

40,000
30,000
20,000
10,000
0
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025
Sterling Capital Small Cap Value Fund - I - $26,859
Russell 3000® Index - $39,447
Russell 2000® Value Index - $24,167
Bloomberg US 2000 Value Index - $25,813

	Sterling Capital Small Cap Value Fund - I	Russell 3000® Index	Russell 2000® Value Index	Bloomberg US 2000 Value Index
Sep-2015	$10,000	$10,000	$10,000	$10,000
Sep-2016	$11,690	$11,496	$11,881	$12,002
Sep-2017	$14,113	$13,647	$14,322	$14,230
Sep-2018	$15,239	$16,046	$15,658	$15,549
Sep-2019	$14,547	$16,514	$14,367	$13,536
Sep-2020	$12,717	$18,992	$12,229	$11,927
Sep-2021	$19,429	$25,045	$20,047	$20,545
Sep-2022	$16,722	$20,630	$16,501	$17,037
Sep-2023	$19,283	$24,852	$17,795	$19,231
Sep-2024	$24,846	$33,598	$22,401	$24,380
Sep-2025	$26,859	$39,447	$24,167	$25,813

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Small Cap Value Fund - I	8.10%	16.13%	10.38%
Russell 3000® Index	17.41%	15.74%	14.71%
Russell 2000® Value Index	7.88%	14.59%	9.23%
Bloomberg US 2000 Value Index	5.88%	16.70%	9.95%

The Russell 2000® Value Index measures the performance of small-cap value segment of the U.S. equity universe.

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Small Cap Value Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (STSCX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$175,078,108
  Number of Portfolio Holdings46
  Advisory Fee (net of waivers)$1,300,446
  Portfolio Turnover6%

SECTOR WEIGHTING (as a % of Net Assets)

Money Market Funds	0.7%
Materials	2.1%
Health Care	2.1%
Communication Services	2.4%
Energy	4.4%
Utilities	4.5%
Real Estate	5.9%
Consumer Discretionary	6.3%
Consumer Staples	9.9%
Information Technology	11.7%
Financials	24.2%
Industrials	25.8%
Other Assets in Excess of Liabilities	-%

Asset Weighting (as a % of Total Investments)

Value	Value
Common Stocks	99.3%
Money Market Funds	0.7%

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093025-STSCX

Sterling Capital South Carolina Intermediate Tax-Free Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (BASCX)

This annual shareholder report contains important information about Sterling Capital South Carolina Intermediate Tax-Free Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2024, and September 30, 2025, the Fund underperformed its benchmark, the ICE BofA 2-17 Year Municipal Bond Index. The Federal Reserve (Fed) cut the federal funds rate three times during the period, for a cumulative cut of 75 basis points (bps). Falling rates decreased yields, boosting the price of short-term bonds. Long-term bond prices fell during the period as interest rates on that part of the yield curve rose, detracting from absolute returns.

The Fund’s underperformance relative to its benchmark over the 12-month period was largely due to its state-specific focus, which is designed to achieve tax savings for shareholders. The Fund’s underweight position in three- to five-year bonds detracted from relative performance as yields fell and the benchmark benefited more than the Fund from the resulting rise in bond prices. Likewise, the Fund’s slightly overweight position in five- to ten-year bonds hurt relative performance, as rising yields reduced bond prices in that part of the portfolio. The Fund’s higher average credit quality than the index also hurt relative returns, as A-rated bonds outperformed AAA-rated bonds by 87 bps.

How did the Fund perform in the past 10 years?

For the ten-year period between October 1, 2015, and September 30, 2025, the Fund underperformed its benchmark. Interest rates rose across the ten-year period, which dragged on the Fund’s absolute returns.

The Fund’s underperformance relative to its benchmark over the ten-year period was largely due to its state-specific focus, which is designed to achieve tax savings for shareholders. Over the last decade, the underlying financial health of municipalities improved. As a result, quality spreads shrank, and lower-quality credits outperformed higher-quality credits. Accordingly, the Fund’s higher average credit quality compared to the index dragged on relative returns. Annualized quality returns over the last decade for the ICE BofA 2-17 Year U.S. Municipal Securities Index were: AAA 1.9%, AA 2.1%, A 2.8%, BBB 3.5%.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$92	0.91%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

14,000
12,000
10,000
8,000
6,000
4,000
2,000
0
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025
Sterling Capital South Carolina Intermediate Tax-Free Fund - A - $11,212
Bloomberg Municipal Bond Index - $12,601
ICE BofA 2-17 Year US Municipal Securities Index - $12,567

	Sterling Capital South Carolina Intermediate Tax-Free Fund - A	Bloomberg Municipal Bond Index	ICE BofA 2-17 Year US Municipal Securities Index
Sep-2015	$9,798	$10,000	$10,000
Sep-2016	$10,150	$10,558	$10,477
Sep-2017	$10,150	$10,650	$10,588
Sep-2018	$10,033	$10,687	$10,565
Sep-2019	$10,698	$11,601	$11,401
Sep-2020	$11,081	$12,076	$11,853
Sep-2021	$11,175	$12,393	$12,098
Sep-2022	$10,207	$10,968	$10,957
Sep-2023	$10,325	$11,260	$11,254
Sep-2024	$11,057	$12,428	$12,238
Sep-2025	$11,212	$12,601	$12,567

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital South Carolina Intermediate Tax-Free Fund - A
Without Load	1.40%	0.23%	1.36%
With Load	-0.66%	-0.16%	1.15%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
ICE BofA 2-17 Year US Municipal Securities Index	2.69%	1.18%	2.31%

The ICE BofA 2-17 Year Municipal Bond Index covers the intermediate U.S. investment grade fixed rate municipal bond market, with index components for municipal securities.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital South Carolina Intermediate Tax-Free Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (BASCX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$21,196,409
  Number of Portfolio Holdings35
  Advisory Fee $83,342
  Portfolio Turnover16%

HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)

South Carolina	98.0%
Other Assets in Excess of Liabilities	2.0%

Asset Weighting (as a % of Total Investments)

1.1%
98.9%
Money Market Funds 1.1%
Municipal Bonds 98.9%

Value	Value
Money Market Funds	1.1%
Municipal Bonds	98.9%

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093025-BASCX

Sterling Capital South Carolina Intermediate Tax-Free Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (BSCCX)

This annual shareholder report contains important information about Sterling Capital South Carolina Intermediate Tax-Free Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2024, and September 30, 2025, the Fund underperformed its benchmark, the ICE BofA 2-17 Year Municipal Bond Index. The Federal Reserve (Fed) cut the federal funds rate three times during the period, for a cumulative cut of 75 basis points (bps). Falling rates decreased yields, boosting the price of short-term bonds. Long-term bond prices fell during the period as interest rates on that part of the yield curve rose, detracting from absolute returns.

The Fund’s underperformance relative to its benchmark over the 12-month period was largely due to its state-specific focus, which is designed to achieve tax savings for shareholders. The Fund’s underweight position in three- to five-year bonds detracted from relative performance as yields fell and the benchmark benefited more than the Fund from the resulting rise in bond prices. Likewise, the Fund’s slightly overweight position in five- to ten-year bonds hurt relative performance, as rising yields reduced bond prices in that part of the portfolio. The Fund’s higher average credit quality than the index also hurt relative returns, as A-rated bonds outperformed AAA-rated bonds by 87 bps.

How did the Fund perform in the past 10 years?

For the ten-year period between October 1, 2015, and September 30, 2025, the Fund underperformed its benchmark. Interest rates rose across the ten-year period, which dragged on the Fund’s absolute returns.

The Fund’s underperformance relative to its benchmark over the ten-year period was largely due to its state-specific focus, which is designed to achieve tax savings for shareholders. Over the last decade, the underlying financial health of municipalities improved. As a result, quality spreads shrank, and lower-quality credits outperformed higher-quality credits. Accordingly, the Fund’s higher average credit quality compared to the index dragged on relative returns. Annualized quality returns over the last decade for the ICE BofA 2-17 Year U.S. Municipal Securities Index were: AAA 1.9%, AA 2.1%, A 2.8%, BBB 3.5%.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$166	1.66%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

14,000
12,000
10,000
8,000
6,000
4,000
2,000
0
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025
Sterling Capital South Carolina Intermediate Tax-Free Fund - C - $10,607
Bloomberg Municipal Bond Index - $12,601
ICE BofA 2-17 Year US Municipal Securities Index - $12,567

	Sterling Capital South Carolina Intermediate Tax-Free Fund - C	Bloomberg Municipal Bond Index	ICE BofA 2-17 Year US Municipal Securities Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$10,282	$10,558	$10,477
Sep-2017	$10,206	$10,650	$10,588
Sep-2018	$10,003	$10,687	$10,565
Sep-2019	$10,596	$11,601	$11,401
Sep-2020	$10,885	$12,076	$11,853
Sep-2021	$10,896	$12,393	$12,098
Sep-2022	$9,886	$10,968	$10,957
Sep-2023	$9,915	$11,260	$11,254
Sep-2024	$10,549	$12,428	$12,238
Sep-2025	$10,607	$12,601	$12,567

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital South Carolina Intermediate Tax-Free Fund - C	0.55%	-0.52%	0.59%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
ICE BofA 2-17 Year US Municipal Securities Index	2.69%	1.18%	2.31%

The ICE BofA 2-17 Year Municipal Bond Index covers the intermediate U.S. investment grade fixed rate municipal bond market, with index components for municipal securities.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital South Carolina Intermediate Tax-Free Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (BSCCX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$21,196,409
  Number of Portfolio Holdings35
  Advisory Fee $83,342
  Portfolio Turnover16%

HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)

South Carolina	98.0%
Other Assets in Excess of Liabilities	2.0%

Asset Weighting (as a % of Total Investments)

Value	Value
Money Market Funds	1.1%
Municipal Bonds	98.9%

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093025-BSCCX

Sterling Capital South Carolina Intermediate Tax-Free Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (BSCIX)

This annual shareholder report contains important information about Sterling Capital South Carolina Intermediate Tax-Free Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2024, and September 30, 2025, the Fund underperformed its benchmark, the ICE BofA 2-17 Year Municipal Bond Index. The Federal Reserve (Fed) cut the federal funds rate three times during the period, for a cumulative cut of 75 basis points (bps). Falling rates decreased yields, boosting the price of short-term bonds. Long-term bond prices fell during the period as interest rates on that part of the yield curve rose, detracting from absolute returns.

The Fund’s underperformance relative to its benchmark over the 12-month period was largely due to its state-specific focus, which is designed to achieve tax savings for shareholders. The Fund’s underweight position in three- to five-year bonds detracted from relative performance as yields fell and the benchmark benefited more than the Fund from the resulting rise in bond prices. Likewise, the Fund’s slightly overweight position in five- to ten-year bonds hurt relative performance, as rising yields reduced bond prices in that part of the portfolio. The Fund’s higher average credit quality than the index also hurt relative returns, as A-rated bonds outperformed AAA-rated bonds by 87 bps.

How did the Fund perform in the past 10 years?

For the ten-year period between October 1, 2015, and September 30, 2025, the Fund underperformed its benchmark. Interest rates rose across the ten-year period, which dragged on the Fund’s absolute returns.

The Fund’s underperformance relative to its benchmark over the ten-year period was largely due to its state-specific focus, which is designed to achieve tax savings for shareholders. Over the last decade, the underlying financial health of municipalities improved. As a result, quality spreads shrank, and lower-quality credits outperformed higher-quality credits. Accordingly, the Fund’s higher average credit quality compared to the index dragged on relative returns. Annualized quality returns over the last decade for the ICE BofA 2-17 Year U.S. Municipal Securities Index were: AAA 1.9%, AA 2.1%, A 2.8%, BBB 3.5%.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$67	0.66%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

14,000
12,000
10,000
8,000
6,000
4,000
2,000
0
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025
Sterling Capital South Carolina Intermediate Tax-Free Fund - I - $11,728
Bloomberg Municipal Bond Index - $12,601
ICE BofA 2-17 Year US Municipal Securities Index - $12,567

	Sterling Capital South Carolina Intermediate Tax-Free Fund - I	Bloomberg Municipal Bond Index	ICE BofA 2-17 Year US Municipal Securities Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$10,386	$10,558	$10,477
Sep-2017	$10,421	$10,650	$10,588
Sep-2018	$10,315	$10,687	$10,565
Sep-2019	$11,039	$11,601	$11,401
Sep-2020	$11,454	$12,076	$11,853
Sep-2021	$11,580	$12,393	$12,098
Sep-2022	$10,606	$10,968	$10,957
Sep-2023	$10,754	$11,260	$11,254
Sep-2024	$11,548	$12,428	$12,238
Sep-2025	$11,728	$12,601	$12,567

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital South Carolina Intermediate Tax-Free Fund - I	1.55%	0.47%	1.61%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
ICE BofA 2-17 Year US Municipal Securities Index	2.69%	1.18%	2.31%

The ICE BofA 2-17 Year Municipal Bond Index covers the intermediate U.S. investment grade fixed rate municipal bond market, with index components for municipal securities.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital South Carolina Intermediate Tax-Free Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (BSCIX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$21,196,409
  Number of Portfolio Holdings35
  Advisory Fee $83,342
  Portfolio Turnover16%

HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)

South Carolina	98.0%
Other Assets in Excess of Liabilities	2.0%

Asset Weighting (as a % of Total Investments)

Value	Value
Money Market Funds	1.1%
Municipal Bonds	98.9%

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093025-BSCIX

Sterling Capital Special Opportunities Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (BOPAX)

This annual shareholder report contains important information about Sterling Capital Special Opportunities Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2024, and September 30, 2025, the Fund underperformed its benchmark, the Russell 3000 Index. U.S. equities performed well during the period, rebounding from a slight dip in October 2024. Strong gains in Information Technology, driven by continued enthusiasm for AI chip stocks, boosted the Fund’s performance on an absolute basis.

The Fund’s underperformance relative to its benchmark over the 12-month period was largely due to its above-benchmark exposure to the Healthcare, Financials and Industrials sectors. Below-benchmark exposure to the benchmark’s most heavily weighted names, particularly in the Information Technology sector, also dragged on relative results.

The Fund’s above-benchmark investments in certain Information Technology stocks added to performance on a relative basis. In particular, investments in a major software company, a semiconductor company, and a video game holding company all contributed to the Fund’s performance relative to its benchmark.

How did the Fund perform in the past 10 years?

The Fund underperformed its benchmark over the past ten years. Holdings within the Energy sector, particularly an investment in a multinational energy services company, were main detractors from the Fund’s performance on an absolute basis. The Fund’s investments in a cruise line and an airline also weighed on absolute results given the impact of the COVID-19 pandemic on the travel industry.

The Fund’s relative underperformance over the past decade was driven largely by its below-benchmark exposure to the Information Technology and Communications Services sectors. The Fund’s underexposure to growth stocks also dragged on relative performance. The Fund’s stock selection within the Health Care and Communication Services sectors added on a relative basis.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$122	1.13%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

40,000
30,000
20,000
10,000
0
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025
Sterling Capital Special Opportunities Fund - A - $28,706
Russell 3000® Index - $39,447
Bloomberg US 3000 Index - $39,414

	Sterling Capital Special Opportunities Fund - A	Russell 3000® Index	Bloomberg US 3000 Index
Sep-2015	$9,425	$10,000	$10,000
Sep-2016	$10,233	$11,496	$11,509
Sep-2017	$11,868	$13,647	$13,654
Sep-2018	$13,904	$16,046	$16,046
Sep-2019	$14,072	$16,514	$16,520
Sep-2020	$14,852	$18,992	$19,009
Sep-2021	$20,374	$25,045	$25,180
Sep-2022	$16,521	$20,630	$20,628
Sep-2023	$19,488	$24,852	$24,839
Sep-2024	$24,759	$33,598	$33,565
Sep-2025	$28,706	$39,447	$39,414

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Special Opportunities Fund - A
Without Load	15.94%	14.09%	11.78%
With Load	9.29%	12.74%	11.12%
Russell 3000® Index	17.41%	15.74%	14.71%
Bloomberg US 3000 Index	17.43%	15.70%	14.70%

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Special Opportunities Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (BOPAX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$391,750,553
  Number of Portfolio Holdings33
  Advisory Fee (net of waivers)$2,464,436
  Portfolio Turnover39%

Asset Weighting (as a % of Total Investments)

1.5%
1.6%
1.9%
2.2%
4.1%
4.7%
6.3%
6.9%
7.6%
9.6%
-0.4%
38.3%
15.7%

- Energy 1.5%
- Industrials 6.9%
- Money Market Funds 1.6%
- Consumer Discretionary 7.6%
- Communication Services 1.9%
- Financials 9.6%
- Real Estate 2.2%
- Health Care 15.7%
- Information Technology 4.1%
- Technology 38.3%
- Materials 4.7%
- Liabilities in Excess of Other Assets -0.4%
- Communications 6.3%

Value	Value
Energy	1.5%
Money Market Funds	1.6%
Communication Services	1.9%
Real Estate	2.2%
Information Technology	4.1%
Materials	4.7%
Communications	6.3%
Industrials	6.9%
Consumer Discretionary	7.6%
Financials	9.6%
Health Care	15.7%
Technology	38.3%
Liabilities in Excess of Other Assets	-0.4%

SECTOR WEIGHTING (as a % of Net Assets)

Energy	1.5%
Money Market Funds	1.6%
Communication Services	1.9%
Real Estate	2.2%
Information Technology	4.1%
Materials	4.7%
Communications	6.3%
Industrials	6.9%
Consumer Discretionary	7.6%
Financials	9.6%
Health Care	15.7%
Technology	38.3%
Liabilities in Excess of Other Assets	-0.4%

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093025-BOPAX

Sterling Capital Special Opportunities Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (BOPCX)

This annual shareholder report contains important information about Sterling Capital Special Opportunities Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2024, and September 30, 2025, the Fund underperformed its benchmark, the Russell 3000 Index. U.S. equities performed well during the period, rebounding from a slight dip in October 2024. Strong gains in Information Technology, driven by continued enthusiasm for AI chip stocks, boosted the Fund’s performance on an absolute basis.

The Fund’s underperformance relative to its benchmark over the 12-month period was largely due to its above-benchmark exposure to the Healthcare, Financials and Industrials sectors. Below-benchmark exposure to the benchmark’s most heavily weighted names, particularly in the Information Technology sector, also dragged on relative results.

The Fund’s above-benchmark investments in certain Information Technology stocks added to performance on a relative basis. In particular, investments in a major software company, a semiconductor company, and a video game holding company all contributed to the Fund’s performance relative to its benchmark.

How did the Fund perform in the past 10 years?

The Fund underperformed its benchmark over the past ten years. Holdings within the Energy sector, particularly an investment in a multinational energy services company, were main detractors from the Fund’s performance on an absolute basis. The Fund’s investments in a cruise line and an airline also weighed on absolute results given the impact of the COVID-19 pandemic on the travel industry.

The Fund’s relative underperformance over the past decade was driven largely by its below-benchmark exposure to the Information Technology and Communications Services sectors. The Fund’s underexposure to growth stocks also dragged on relative performance. The Fund’s stock selection within the Health Care and Communication Services sectors added on a relative basis.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$202	1.88%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

40,000
30,000
20,000
10,000
0
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025
Sterling Capital Special Opportunities Fund - C - $28,247
Russell 3000® Index - $39,447
Bloomberg US 3000 Index - $39,414

	Sterling Capital Special Opportunities Fund - C	Russell 3000® Index	Bloomberg US 3000 Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$10,776	$11,496	$11,509
Sep-2017	$12,401	$13,647	$13,654
Sep-2018	$14,418	$16,046	$16,046
Sep-2019	$14,488	$16,514	$16,520
Sep-2020	$15,173	$18,992	$19,009
Sep-2021	$20,664	$25,045	$25,180
Sep-2022	$16,629	$20,630	$20,628
Sep-2023	$19,466	$24,852	$24,839
Sep-2024	$24,557	$33,598	$33,565
Sep-2025	$28,247	$39,447	$39,414

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Special Opportunities Fund - C	15.03%	13.24%	10.94%
Russell 3000® Index	17.41%	15.74%	14.71%
Bloomberg US 3000 Index	17.43%	15.70%	14.70%

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Special Opportunities Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (BOPCX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$391,750,553
  Number of Portfolio Holdings33
  Advisory Fee (net of waivers)$2,464,436
  Portfolio Turnover39%

Asset Weighting (as a % of Total Investments)

Value	Value
Energy	1.5%
Money Market Funds	1.6%
Communication Services	1.9%
Real Estate	2.2%
Information Technology	4.1%
Materials	4.7%
Communications	6.3%
Industrials	6.9%
Consumer Discretionary	7.6%
Financials	9.6%
Health Care	15.7%
Technology	38.3%
Liabilities in Excess of Other Assets	-0.4%

SECTOR WEIGHTING (as a % of Net Assets)

Energy	1.5%
Money Market Funds	1.6%
Communication Services	1.9%
Real Estate	2.2%
Information Technology	4.1%
Materials	4.7%
Communications	6.3%
Industrials	6.9%
Consumer Discretionary	7.6%
Financials	9.6%
Health Care	15.7%
Technology	38.3%
Liabilities in Excess of Other Assets	-0.4%

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093025-BOPCX

Sterling Capital Special Opportunities Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class R6 (STRSX)

This annual shareholder report contains important information about Sterling Capital Special Opportunities Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2024, and September 30, 2025, the Fund underperformed its benchmark, the Russell 3000 Index. U.S. equities performed well during the period, rebounding from a slight dip in October 2024. Strong gains in Information Technology, driven by continued enthusiasm for AI chip stocks, boosted the Fund’s performance on an absolute basis.

The Fund’s underperformance relative to its benchmark over the 12-month period was largely due to its above-benchmark exposure to the Healthcare, Financials and Industrials sectors. Below-benchmark exposure to the benchmark’s most heavily weighted names, particularly in the Information Technology sector, also dragged on relative results.

The Fund’s above-benchmark investments in certain Information Technology stocks added to performance on a relative basis. In particular, investments in a major software company, a semiconductor company, and a video game holding company all contributed to the Fund’s performance relative to its benchmark.

How did the Fund perform in the past 10 years?

The Fund underperformed its benchmark over the past ten years. Holdings within the Energy sector, particularly an investment in a multinational energy services company, were main detractors from the Fund’s performance on an absolute basis. The Fund’s investments in a cruise line and an airline also weighed on absolute results given the impact of the COVID-19 pandemic on the travel industry.

The Fund’s relative underperformance over the past decade was driven largely by its below-benchmark exposure to the Information Technology and Communications Services sectors. The Fund’s underexposure to growth stocks also dragged on relative performance. The Fund’s stock selection within the Health Care and Communication Services sectors added on a relative basis.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$83	0.77%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

30,000
25,000
20,000
15,000
10,000
5,000
0
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025
Sterling Capital Special Opportunities Fund - R6 - $24,844
Russell 3000® Index - $28,905
Bloomberg US 3000 Index - $28,867

	Sterling Capital Special Opportunities Fund - R6	Russell 3000® Index	Bloomberg US 3000 Index
Sep-2017	$10,000	$10,000	$10,000
Sep-2018	$11,755	$11,758	$11,752
Sep-2019	$11,935	$12,101	$12,099
Sep-2020	$12,635	$13,916	$13,922
Sep-2021	$17,395	$18,352	$18,442
Sep-2022	$14,149	$15,117	$15,108
Sep-2023	$16,751	$18,210	$18,192
Sep-2024	$21,358	$24,619	$24,583
Sep-2025	$24,844	$28,905	$28,867

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	Since Inception (January 31, 2018)
Sterling Capital Special Opportunities Fund - R6	16.32%	14.48%	11.05%
Russell 3000® Index	17.41%	15.74%	13.18%
Bloomberg US 3000 Index	17.43%	15.70%	13.16%

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Special Opportunities Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class R6 (STRSX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$391,750,553
  Number of Portfolio Holdings33
  Advisory Fee (net of waivers)$2,464,436
  Portfolio Turnover39%

Asset Weighting (as a % of Total Investments)

Value	Value
Energy	1.5%
Money Market Funds	1.6%
Communication Services	1.9%
Real Estate	2.2%
Information Technology	4.1%
Materials	4.7%
Communications	6.3%
Industrials	6.9%
Consumer Discretionary	7.6%
Financials	9.6%
Health Care	15.7%
Technology	38.3%
Liabilities in Excess of Other Assets	-0.4%

SECTOR WEIGHTING (as a % of Net Assets)

Energy	1.5%
Money Market Funds	1.6%
Communication Services	1.9%
Real Estate	2.2%
Information Technology	4.1%
Materials	4.7%
Communications	6.3%
Industrials	6.9%
Consumer Discretionary	7.6%
Financials	9.6%
Health Care	15.7%
Technology	38.3%
Liabilities in Excess of Other Assets	-0.4%

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093025-STRSX

Sterling Capital Special Opportunities Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (BOPIX)

This annual shareholder report contains important information about Sterling Capital Special Opportunities Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2024, and September 30, 2025, the Fund underperformed its benchmark, the Russell 3000 Index. U.S. equities performed well during the period, rebounding from a slight dip in October 2024. Strong gains in Information Technology, driven by continued enthusiasm for AI chip stocks, boosted the Fund’s performance on an absolute basis.

The Fund’s underperformance relative to its benchmark over the 12-month period was largely due to its above-benchmark exposure to the Healthcare, Financials and Industrials sectors. Below-benchmark exposure to the benchmark’s most heavily weighted names, particularly in the Information Technology sector, also dragged on relative results.

The Fund’s above-benchmark investments in certain Information Technology stocks added to performance on a relative basis. In particular, investments in a major software company, a semiconductor company, and a video game holding company all contributed to the Fund’s performance relative to its benchmark.

How did the Fund perform in the past 10 years?

The Fund underperformed its benchmark over the past ten years. Holdings within the Energy sector, particularly an investment in a multinational energy services company, were main detractors from the Fund’s performance on an absolute basis. The Fund’s investments in a cruise line and an airline also weighed on absolute results given the impact of the COVID-19 pandemic on the travel industry.

The Fund’s relative underperformance over the past decade was driven largely by its below-benchmark exposure to the Information Technology and Communications Services sectors. The Fund’s underexposure to growth stocks also dragged on relative performance. The Fund’s stock selection within the Health Care and Communication Services sectors added on a relative basis.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$95	0.88%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

40,000
30,000
20,000
10,000
0
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025
Sterling Capital Special Opportunities Fund - I - $31,216
Russell 3000® Index - $39,447
Bloomberg US 3000 Index - $39,414

	Sterling Capital Special Opportunities Fund - I	Russell 3000® Index	Bloomberg US 3000 Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$10,886	$11,496	$11,509
Sep-2017	$12,652	$13,647	$13,654
Sep-2018	$14,861	$16,046	$16,046
Sep-2019	$15,080	$16,514	$16,520
Sep-2020	$15,954	$18,992	$19,009
Sep-2021	$21,944	$25,045	$25,180
Sep-2022	$17,833	$20,630	$20,628
Sep-2023	$21,092	$24,852	$24,839
Sep-2024	$26,862	$33,598	$33,565
Sep-2025	$31,216	$39,447	$39,414

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Special Opportunities Fund - I	16.21%	14.37%	12.06%
Russell 3000® Index	17.41%	15.74%	14.71%
Bloomberg US 3000 Index	17.43%	15.70%	14.70%

The Russell 3000® Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Special Opportunities Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (BOPIX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$391,750,553
  Number of Portfolio Holdings33
  Advisory Fee (net of waivers)$2,464,436
  Portfolio Turnover39%

Asset Weighting (as a % of Total Investments)

Value	Value
Energy	1.5%
Money Market Funds	1.6%
Communication Services	1.9%
Real Estate	2.2%
Information Technology	4.1%
Materials	4.7%
Communications	6.3%
Industrials	6.9%
Consumer Discretionary	7.6%
Financials	9.6%
Health Care	15.7%
Technology	38.3%
Liabilities in Excess of Other Assets	-0.4%

SECTOR WEIGHTING (as a % of Net Assets)

Energy	1.5%
Money Market Funds	1.6%
Communication Services	1.9%
Real Estate	2.2%
Information Technology	4.1%
Materials	4.7%
Communications	6.3%
Industrials	6.9%
Consumer Discretionary	7.6%
Financials	9.6%
Health Care	15.7%
Technology	38.3%
Liabilities in Excess of Other Assets	-0.4%

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093025-BOPIX

Sterling Capital Total Return Bond Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (BICAX)

This annual shareholder report contains important information about Sterling Capital Total Return Bond Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2024, and September 30, 2025, the Fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index. Risk assets came under significant pressure in April following the current administration’s “Liberation Day” tariff announcements. However, risk premia for various Fund asset classes tightened in the subsequent months to finish the fiscal year lower than they began, adding to the Fund’s total returns.

The Fund’s above-benchmark position in non-government bond assets, particularly commercial mortgage-backed securities, agency mortgage-backed securities, asset-backed securities, and collateralized loan obligations boosted its performance on a relative basis. Attractive yields available on these and other fixed income instruments drew significant demand from investors, leading to tighter spreads versus Treasuries. Strong economic growth also helped to maintain fundamentals in the types of collateral backing these instruments.

The Fund’s relative lack of exposure to securities with maturities of less than three years dragged on relative returns, as did the Fund’s underweight to the sovereign sub-sector.

How did the Fund perform over the past 10 years?

The Fund outperformed its benchmark over the past ten years. The Fund’s positive relative performance relative to its benchmark was largely due to strategic decisions regarding duration, yield curve positioning, sector allocation, and security selection. The Fund’s exposure to non-government bond assets also boosted relative returns during this period.

In general, fixed income returns during this period were hurt by higher interest rates, particularly the dramatic rise in rates in the years following the global pandemic.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71	0.70%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

14,000
12,000
10,000
8,000
6,000
4,000
2,000
0
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025
Sterling Capital Total Return Bond Fund - A - $12,042
Bloomberg U.S. Aggregate Bond Index - $11,998

	Sterling Capital Total Return Bond Fund - A	Bloomberg U.S. Aggregate Bond Index
Sep-2015	$9,804	$10,000
Sep-2016	$10,377	$10,519
Sep-2017	$10,455	$10,527
Sep-2018	$10,361	$10,399
Sep-2019	$11,386	$11,470
Sep-2020	$12,221	$12,271
Sep-2021	$12,274	$12,161
Sep-2022	$10,440	$10,385
Sep-2023	$10,483	$10,452
Sep-2024	$11,707	$11,662
Sep-2025	$12,042	$11,998

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Total Return Bond Fund - A
Without Load	2.86%	-0.29%	2.08%
With Load	0.85%	-0.69%	1.88%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Total Return Bond Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (BICAX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$1,542,599,851
  Number of Portfolio Holdings351
  Advisory Fee (net of waivers)$2,659,423
  Portfolio Turnover79%

SECTOR WEIGHTING (as a % of Net Assets)

Communication Services	0.4%
Information Technology	0.4%
Materials	0.7%
Consumer Staples	0.9%
Communications	0.9%
Consumer Discretionary	1.0%
Municipal Bonds	1.1%
Real Estate	1.2%
Energy	1.3%
Industrials	1.3%
Health Care	1.5%
Technology	1.7%
Utilities	2.5%
Money Market Funds	4.0%
Collateralized Mortgage Obligations	6.2%
Financials	7.9%
Commercial Mortgage-Backed Securities	9.6%
Asset Backed Securities	12.8%
U.S. Treasury Bonds & Notes	17.0%
Mortgage-Backed Securities	29.4%
Liabilities in Excess of Other Assets	-10.4%

Asset Weighting (as a % of Total Investments)

12.6%
6.1%
9.5%
21.3%
3.9%
28.9%
1.0%
16.7%
Asset Backed Securities 12.6%
Collateralized Mortgage Obligations 6.1%
Commercial Mortgage-Backed Securities 9.5%
Corporate Bonds 21.3%
Money Market Funds 3.9%
Mortgage-Backed Securities 28.9%
Municipal Bonds 1.0%
U.S. Treasury Bonds & Notes 16.7%

Value	Value
Asset Backed Securities	12.6%
Collateralized Mortgage Obligations	6.1%
Commercial Mortgage-Backed Securities	9.5%
Corporate Bonds	21.3%
Money Market Funds	3.9%
Mortgage-Backed Securities	28.9%
Municipal Bonds	1.0%
U.S. Treasury Bonds & Notes	16.7%

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093025-BICAX

Sterling Capital Total Return Bond Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (BICCX)

This annual shareholder report contains important information about Sterling Capital Total Return Bond Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2024, and September 30, 2025, the Fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index. Risk assets came under significant pressure in April following the current administration’s “Liberation Day” tariff announcements. However, risk premia for various Fund asset classes tightened in the subsequent months to finish the fiscal year lower than they began, adding to the Fund’s total returns.

The Fund’s above-benchmark position in non-government bond assets, particularly commercial mortgage-backed securities, agency mortgage-backed securities, asset-backed securities, and collateralized loan obligations boosted its performance on a relative basis. Attractive yields available on these and other fixed income instruments drew significant demand from investors, leading to tighter spreads versus Treasuries. Strong economic growth also helped to maintain fundamentals in the types of collateral backing these instruments.

The Fund’s relative lack of exposure to securities with maturities of less than three years dragged on relative returns, as did the Fund’s underweight to the sovereign sub-sector.

How did the Fund perform over the past 10 years?

The Fund outperformed its benchmark over the past ten years. The Fund’s positive relative performance relative to its benchmark was largely due to strategic decisions regarding duration, yield curve positioning, sector allocation, and security selection. The Fund’s exposure to non-government bond assets also boosted relative returns during this period.

In general, fixed income returns during this period were hurt by higher interest rates, particularly the dramatic rise in rates in the years following the global pandemic.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$146	1.45%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

14,000
12,000
10,000
8,000
6,000
4,000
2,000
0
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025
Sterling Capital Total Return Bond Fund - C - $11,386
Bloomberg U.S. Aggregate Bond Index - $11,998

	Sterling Capital Total Return Bond Fund - C	Bloomberg U.S. Aggregate Bond Index
Sep-2015	$10,000	$10,000
Sep-2016	$10,505	$10,519
Sep-2017	$10,505	$10,527
Sep-2018	$10,323	$10,399
Sep-2019	$11,270	$11,470
Sep-2020	$12,005	$12,271
Sep-2021	$11,968	$12,161
Sep-2022	$10,096	$10,385
Sep-2023	$10,073	$10,452
Sep-2024	$11,164	$11,662
Sep-2025	$11,386	$11,998

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Total Return Bond Fund - C	1.99%	-1.05%	1.31%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Total Return Bond Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (BICCX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$1,542,599,851
  Number of Portfolio Holdings351
  Advisory Fee (net of waivers)$2,659,423
  Portfolio Turnover79%

SECTOR WEIGHTING (as a % of Net Assets)

Communication Services	0.4%
Information Technology	0.4%
Materials	0.7%
Consumer Staples	0.9%
Communications	0.9%
Consumer Discretionary	1.0%
Municipal Bonds	1.1%
Real Estate	1.2%
Energy	1.3%
Industrials	1.3%
Health Care	1.5%
Technology	1.7%
Utilities	2.5%
Money Market Funds	4.0%
Collateralized Mortgage Obligations	6.2%
Financials	7.9%
Commercial Mortgage-Backed Securities	9.6%
Asset Backed Securities	12.8%
U.S. Treasury Bonds & Notes	17.0%
Mortgage-Backed Securities	29.4%
Liabilities in Excess of Other Assets	-10.4%

Asset Weighting (as a % of Total Investments)

Value	Value
Asset Backed Securities	12.6%
Collateralized Mortgage Obligations	6.1%
Commercial Mortgage-Backed Securities	9.5%
Corporate Bonds	21.3%
Money Market Funds	3.9%
Mortgage-Backed Securities	28.9%
Municipal Bonds	1.0%
U.S. Treasury Bonds & Notes	16.7%

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093025-BICCX

Sterling Capital Total Return Bond Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class R6 (STRDX)

This annual shareholder report contains important information about Sterling Capital Total Return Bond Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2024, and September 30, 2025, the Fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index. Risk assets came under significant pressure in April following the current administration’s “Liberation Day” tariff announcements. However, risk premia for various Fund asset classes tightened in the subsequent months to finish the fiscal year lower than they began, adding to the Fund’s total returns.

The Fund’s above-benchmark position in non-government bond assets, particularly commercial mortgage-backed securities, agency mortgage-backed securities, asset-backed securities, and collateralized loan obligations boosted its performance on a relative basis. Attractive yields available on these and other fixed income instruments drew significant demand from investors, leading to tighter spreads versus Treasuries. Strong economic growth also helped to maintain fundamentals in the types of collateral backing these instruments.

The Fund’s relative lack of exposure to securities with maturities of less than three years dragged on relative returns, as did the Fund’s underweight to the sovereign sub-sector.

How did the Fund perform over the past 10 years?

The Fund outperformed its benchmark over the past ten years. The Fund’s positive relative performance relative to its benchmark was largely due to strategic decisions regarding duration, yield curve positioning, sector allocation, and security selection. The Fund’s exposure to non-government bond assets also boosted relative returns during this period.

In general, fixed income returns during this period were hurt by higher interest rates, particularly the dramatic rise in rates in the years following the global pandemic.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$36	0.35%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

12,000
10,000
8,000
6,000
4,000
2,000
0
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025
Sterling Capital Total Return Bond Fund - R6 - $11,830
Bloomberg U.S. Aggregate Bond Index - $11,397

	Sterling Capital Total Return Bond Fund - R6	Bloomberg U.S. Aggregate Bond Index
Sep-2017	$10,000	$10,000
Sep-2018	$9,933	$9,878
Sep-2019	$10,964	$10,895
Sep-2020	$11,808	$11,656
Sep-2021	$11,901	$11,552
Sep-2022	$10,149	$9,866
Sep-2023	$10,238	$9,929
Sep-2024	$11,461	$11,078
Sep-2025	$11,830	$11,397

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	Since Inception (January 31, 2018)
Sterling Capital Total Return Bond Fund - R6	3.22%	0.04%	2.24%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.82%

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Total Return Bond Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class R6 (STRDX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$1,542,599,851
  Number of Portfolio Holdings351
  Advisory Fee (net of waivers)$2,659,423
  Portfolio Turnover79%

SECTOR WEIGHTING (as a % of Net Assets)

Communication Services	0.4%
Information Technology	0.4%
Materials	0.7%
Consumer Staples	0.9%
Communications	0.9%
Consumer Discretionary	1.0%
Municipal Bonds	1.1%
Real Estate	1.2%
Energy	1.3%
Industrials	1.3%
Health Care	1.5%
Technology	1.7%
Utilities	2.5%
Money Market Funds	4.0%
Collateralized Mortgage Obligations	6.2%
Financials	7.9%
Commercial Mortgage-Backed Securities	9.6%
Asset Backed Securities	12.8%
U.S. Treasury Bonds & Notes	17.0%
Mortgage-Backed Securities	29.4%
Liabilities in Excess of Other Assets	-10.4%

Asset Weighting (as a % of Total Investments)

Value	Value
Asset Backed Securities	12.6%
Collateralized Mortgage Obligations	6.1%
Commercial Mortgage-Backed Securities	9.5%
Corporate Bonds	21.3%
Money Market Funds	3.9%
Mortgage-Backed Securities	28.9%
Municipal Bonds	1.0%
U.S. Treasury Bonds & Notes	16.7%

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093025-STRDX

Sterling Capital Total Return Bond Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (BIBTX)

This annual shareholder report contains important information about Sterling Capital Total Return Bond Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2024, and September 30, 2025, the Fund outperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index. Risk assets came under significant pressure in April following the current administration’s “Liberation Day” tariff announcements. However, risk premia for various Fund asset classes tightened in the subsequent months to finish the fiscal year lower than they began, adding to the Fund’s total returns.

The Fund’s above-benchmark position in non-government bond assets, particularly commercial mortgage-backed securities, agency mortgage-backed securities, asset-backed securities, and collateralized loan obligations boosted its performance on a relative basis. Attractive yields available on these and other fixed income instruments drew significant demand from investors, leading to tighter spreads versus Treasuries. Strong economic growth also helped to maintain fundamentals in the types of collateral backing these instruments.

The Fund’s relative lack of exposure to securities with maturities of less than three years dragged on relative returns, as did the Fund’s underweight to the sovereign sub-sector.

How did the Fund perform over the past 10 years?

The Fund outperformed its benchmark over the past ten years. The Fund’s positive relative performance relative to its benchmark was largely due to strategic decisions regarding duration, yield curve positioning, sector allocation, and security selection. The Fund’s exposure to non-government bond assets also boosted relative returns during this period.

In general, fixed income returns during this period were hurt by higher interest rates, particularly the dramatic rise in rates in the years following the global pandemic.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$46	0.45%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

14,000
12,000
10,000
8,000
6,000
4,000
2,000
0
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025
Sterling Capital Total Return Bond Fund - I - $12,579
Bloomberg U.S. Aggregate Bond Index - $11,998

	Sterling Capital Total Return Bond Fund - I	Bloomberg U.S. Aggregate Bond Index
Sep-2015	$10,000	$10,000
Sep-2016	$10,610	$10,519
Sep-2017	$10,717	$10,527
Sep-2018	$10,637	$10,399
Sep-2019	$11,729	$11,470
Sep-2020	$12,619	$12,271
Sep-2021	$12,707	$12,161
Sep-2022	$10,825	$10,385
Sep-2023	$10,909	$10,452
Sep-2024	$12,212	$11,662
Sep-2025	$12,579	$11,998

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Total Return Bond Fund - I	3.01%	-0.06%	2.32%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Total Return Bond Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (BIBTX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$1,542,599,851
  Number of Portfolio Holdings351
  Advisory Fee (net of waivers)$2,659,423
  Portfolio Turnover79%

SECTOR WEIGHTING (as a % of Net Assets)

Communication Services	0.4%
Information Technology	0.4%
Materials	0.7%
Consumer Staples	0.9%
Communications	0.9%
Consumer Discretionary	1.0%
Municipal Bonds	1.1%
Real Estate	1.2%
Energy	1.3%
Industrials	1.3%
Health Care	1.5%
Technology	1.7%
Utilities	2.5%
Money Market Funds	4.0%
Collateralized Mortgage Obligations	6.2%
Financials	7.9%
Commercial Mortgage-Backed Securities	9.6%
Asset Backed Securities	12.8%
U.S. Treasury Bonds & Notes	17.0%
Mortgage-Backed Securities	29.4%
Liabilities in Excess of Other Assets	-10.4%

Asset Weighting (as a % of Total Investments)

Value	Value
Asset Backed Securities	12.6%
Collateralized Mortgage Obligations	6.1%
Commercial Mortgage-Backed Securities	9.5%
Corporate Bonds	21.3%
Money Market Funds	3.9%
Mortgage-Backed Securities	28.9%
Municipal Bonds	1.0%
U.S. Treasury Bonds & Notes	16.7%

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093025-BIBTX

Sterling Capital Ultra Short Bond Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (BUSRX)

This annual shareholder report contains important information about Sterling Capital Ultra Short Bond Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2024, and September 30, 2025, the Fund outperformed both its targeted benchmark, the ICE BofA 0-1 Year U.S. Treasury Index, and its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index. All sectors produced positive absolute returns during the period as front-end interest rates moved lower in anticipation of September’s Federal Reserve rate cuts.

The Fund’s outperformance relative to its targeted benchmark was driven by its allocation to risk products, including corporate bonds, commercial mortgage-backed securities, collateralized loan obligations, and asset-backed securities, as these outperformed Treasuries for the period.

The Fund’s outperformance relative to its broad-based benchmark was largely due to its lack of exposure to back-end interest rates, which moved higher over the period as the curve steepened.

How did the Fund perform over the past 10 years?

Over the past ten years, the Fund outperformed both its targeted and broad-based benchmarks. The Fund’s absolute return benefited from the strong performance of risk assets and Treasuries, with most securities maturing over the ten-year period.

The outperformance of risk assets relative to Treasuries helped drive the Fund’s performance relative to both benchmarks over the last ten years. Above-benchmark exposures to corporate bonds, commercial mortgage-backed securities, asset-backed securities, collateralized mortgage-backed securities, and taxable municipals contributed to relative returns for the Fund. Duration contributed to the Fund’s outperformance relative to its broad-based benchmark, as rates generally rose during this period. Meanwhile, both duration and curve position were modest drags on the Fund’s performance relative to its targeted benchmark.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$71	0.69%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

14,000
12,000
10,000
8,000
6,000
4,000
2,000
0
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025
Sterling Capital Ultra Short Bond Fund - A - $12,575
Bloomberg U.S. Aggregate Bond Index - $11,998
ICE BofA 0-1 Year US Treasury - $12,320

	Sterling Capital Ultra Short Bond Fund - A	Bloomberg U.S. Aggregate Bond Index	ICE BofA 0-1 Year US Treasury
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$10,099	$10,519	$10,048
Sep-2017	$10,201	$10,527	$10,118
Sep-2018	$10,323	$10,399	$10,270
Sep-2019	$10,602	$11,470	$10,545
Sep-2020	$10,835	$12,271	$10,717
Sep-2021	$10,890	$12,161	$10,731
Sep-2022	$10,773	$10,385	$10,708
Sep-2023	$11,309	$10,452	$11,174
Sep-2024	$12,001	$11,662	$11,806
Sep-2025	$12,575	$11,998	$12,320

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Ultra Short Bond Fund - A	4.78%	3.02%	2.32%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
ICE BofA 0-1 Year US Treasury	4.36%	2.83%	2.11%

The ICE BofA 0-1 Year U.S. Treasury Index tracks the performance of USD-denominated sovereign debt publicly issued by the U.S. government in its domestic market with maturities less than one year. Qualifying securities must have at least one month and less than one year remaining to final maturity, a fixed coupon schedule and a minimum amount outstanding of $1B.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Ultra Short Bond Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (BUSRX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$28,819,668
  Number of Portfolio Holdings133
  Advisory Fee (net of waivers)$13,651
  Portfolio Turnover62%

SECTOR WEIGHTING (as a % of Net Assets)

Utilities	0.3%
Consumer Staples	0.8%
Communications	0.8%
Technology	0.9%
U.S. Treasury Obligations	1.2%
Money Market Funds	1.8%
Health Care	1.8%
Consumer Discretionary	2.9%
Real Estate	2.9%
Industrials	5.1%
Collateralized Mortgage Obligations	5.1%
Energy	6.3%
Commercial Mortgage-Backed Securities	11.1%
Financials	20.4%
Asset Backed Securities	37.9%
Other Assets in Excess of Liabilities	0.7%

Asset Weighting (as a % of Total Investments)

1.2%
1.8%
38.2%
42.5%
5.1%
11.2%
Asset Backed Securities 38.2%
U.S. Government & Agencies 1.2%
Collateralized Mortgage Obligations 5.1%
Commercial Mortgage-Backed Securities 11.2%
Corporate Bonds 42.5%
Money Market Funds 1.8%

Value	Value
Asset Backed Securities	38.2%
Collateralized Mortgage Obligations	5.1%
Commercial Mortgage-Backed Securities	11.2%
Corporate Bonds	42.5%
Money Market Funds	1.8%
U.S. Government & Agencies	1.2%

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

At a meeting held on August 27, 2025, the Board of Sterling Capital Funds Trust approved the reorganization of the Sterling Capital Ultra Short Ultra Short Bond ETF, a series in the Sterling Capital Funds Trust. Sterling Capital Ultra Short Bond ETF will have the same investment adviser, investment objective and substantially similar fundamental investment policies and investment strategies as the Sterling Capital Ultra Short Bond Fund. The reorganization is anticipated to be completed in the first half of 2026.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093025-BUSRX

Sterling Capital Ultra Short Bond Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (BUSIX)

This annual shareholder report contains important information about Sterling Capital Ultra Short Bond Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2024, and September 30, 2025, the Fund outperformed both its targeted benchmark, the ICE BofA 0-1 Year U.S. Treasury Index, and its broad-based benchmark, the Bloomberg U.S. Aggregate Bond Index. All sectors produced positive absolute returns during the period as front-end interest rates moved lower in anticipation of September’s Federal Reserve rate cuts.

The Fund’s outperformance relative to its targeted benchmark was driven by its allocation to risk products, including corporate bonds, commercial mortgage-backed securities, collateralized loan obligations, and asset-backed securities, as these outperformed Treasuries for the period.

The Fund’s outperformance relative to its broad-based benchmark was largely due to its lack of exposure to back-end interest rates, which moved higher over the period as the curve steepened.

How did the Fund perform over the past 10 years?

Over the past ten years, the Fund outperformed both its targeted and broad-based benchmarks. The Fund’s absolute return benefited from the strong performance of risk assets and Treasuries, with most securities maturing over the ten-year period.

The outperformance of risk assets relative to Treasuries helped drive the Fund’s performance relative to both benchmarks over the last ten years. Above-benchmark exposures to corporate bonds, commercial mortgage-backed securities, asset-backed securities, collateralized mortgage-backed securities, and taxable municipals contributed to relative returns for the Fund. Duration contributed to the Fund’s outperformance relative to its broad-based benchmark, as rates generally rose during this period. Meanwhile, both duration and curve position were modest drags on the Fund’s performance relative to its targeted benchmark.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$45	0.44%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

14,000
12,000
10,000
8,000
6,000
4,000
2,000
0
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025
Sterling Capital Ultra Short Bond Fund - I - $12,903
Bloomberg U.S. Aggregate Bond Index - $11,998
ICE BofA 0-1 Year US Treasury - $12,320

	Sterling Capital Ultra Short Bond Fund - I	Bloomberg U.S. Aggregate Bond Index	ICE BofA 0-1 Year US Treasury
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$10,124	$10,519	$10,048
Sep-2017	$10,261	$10,527	$10,118
Sep-2018	$10,411	$10,399	$10,270
Sep-2019	$10,730	$11,470	$10,545
Sep-2020	$10,991	$12,271	$10,717
Sep-2021	$11,074	$12,161	$10,731
Sep-2022	$10,983	$10,385	$10,708
Sep-2023	$11,545	$10,452	$11,174
Sep-2024	$12,283	$11,662	$11,806
Sep-2025	$12,903	$11,998	$12,320

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Ultra Short Bond Fund - I	5.04%	3.26%	2.58%
Bloomberg U.S. Aggregate Bond Index	2.88%	-0.45%	1.84%
ICE BofA 0-1 Year US Treasury	4.36%	2.83%	2.11%

The ICE BofA 0-1 Year U.S. Treasury Index tracks the performance of USD-denominated sovereign debt publicly issued by the U.S. government in its domestic market with maturities less than one year. Qualifying securities must have at least one month and less than one year remaining to final maturity, a fixed coupon schedule and a minimum amount outstanding of $1B.

The Bloomberg U.S. Aggregate Bond Index is an unmanaged index composed of securities that are SEC-registered, taxable, and USD-denominated. The index covers the U.S. investment grade fixed rate bond market.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Ultra Short Bond Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (BUSIX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$28,819,668
  Number of Portfolio Holdings133
  Advisory Fee (net of waivers)$13,651
  Portfolio Turnover62%

SECTOR WEIGHTING (as a % of Net Assets)

Utilities	0.3%
Consumer Staples	0.8%
Communications	0.8%
Technology	0.9%
U.S. Treasury Obligations	1.2%
Money Market Funds	1.8%
Health Care	1.8%
Consumer Discretionary	2.9%
Real Estate	2.9%
Industrials	5.1%
Collateralized Mortgage Obligations	5.1%
Energy	6.3%
Commercial Mortgage-Backed Securities	11.1%
Financials	20.4%
Asset Backed Securities	37.9%
Other Assets in Excess of Liabilities	0.7%

Asset Weighting (as a % of Total Investments)

Value	Value
Asset Backed Securities	38.2%
Collateralized Mortgage Obligations	5.1%
Commercial Mortgage-Backed Securities	11.2%
Corporate Bonds	42.5%
Money Market Funds	1.8%
U.S. Government & Agencies	1.2%

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

At a meeting held on August 27, 2025, the Board of Sterling Capital Funds Trust approved the reorganization of the Sterling Capital Ultra Short Ultra Short Bond ETF, a series in the Sterling Capital Funds Trust. Sterling Capital Ultra Short Bond ETF will have the same investment adviser, investment objective and substantially similar fundamental investment policies and investment strategies as the Sterling Capital Ultra Short Bond Fund. The reorganization is anticipated to be completed in the first half of 2026.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093025-BUSIX

Sterling Capital Virginia Intermediate Tax-Free Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (BVAAX)

This annual shareholder report contains important information about Sterling Capital Virginia Intermediate Tax-Free Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2024, and September 30, 2025, the Fund underperformed its benchmark, the ICE BofA 2-17 Year Municipal Bond Index. The Federal Reserve (the Fed) cut the federal funds rate three times during the period, for a cumulative cut of 75 basis points. Falling rates decreased yields, boosting the price of short-term bonds. Long-term bond prices fell during the period as interest rates on that part of the yield curve rose, detracting from absolute returns.

The Fund’s underperformance relative to its benchmark over the 12-month period was largely due to its state-specific focus, which is designed to achieve tax savings for shareholders. The Fund’s underweight position in three- to five-year bonds detracted from relative performance as yields fell and the benchmark benefited more than the Fund from the resulting rise in bond prices. Likewise, the Fund’s slightly overweight position in five- to 10-year bonds hurt relative performance, as rising yields reduced bond prices in that part of the portfolio. The Fund’s higher average credit quality than the index also hurt relative returns, as A-rated bonds outperformed AAA-rated bonds by 87 basis points.

How did the Fund perform in the past 10 years?

For the ten-year period between October 1, 2015, and September 30, 2025, the Fund underperformed its benchmark. Interest rates rose across the ten-year period, which dragged on the Fund’s absolute returns.

The Fund’s underperformance relative to its benchmark over the ten-year period was largely due to its state-specific focus, which is designed to achieve tax savings for shareholders. Over the last decade, the underlying financial health of municipalities improved. As a result, quality spreads shrank and lower-quality credits outperformed higher-quality credits. Accordingly, the Fund’s higher average credit quality compared to the index dragged on relative returns. Annualized quality returns over the last decade for the ICE BofA 2-17 Year Municipal Bond Index were: AAA 1.9%, AA 2.1%, A 2.8%, BBB 3.5%.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$88	0.87%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

14,000
12,000
10,000
8,000
6,000
4,000
2,000
0
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025
Sterling Capital Virginia Intermediate Tax-Free Fund - A - $11,053
Bloomberg Municipal Bond Index - $12,601
ICE BofA 2-17 Year US Municipal Securities Index - $12,567

	Sterling Capital Virginia Intermediate Tax-Free Fund - A	Bloomberg Municipal Bond Index	ICE BofA 2-17 Year US Municipal Securities Index
Sep-2015	$9,804	$10,000	$10,000
Sep-2016	$10,162	$10,558	$10,477
Sep-2017	$10,122	$10,650	$10,588
Sep-2018	$10,007	$10,687	$10,565
Sep-2019	$10,721	$11,601	$11,401
Sep-2020	$11,128	$12,076	$11,853
Sep-2021	$11,070	$12,393	$12,098
Sep-2022	$10,106	$10,968	$10,957
Sep-2023	$10,212	$11,260	$11,254
Sep-2024	$10,919	$12,428	$12,238
Sep-2025	$11,053	$12,601	$12,567

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Virginia Intermediate Tax-Free Fund - A
Without Load	1.23%	-0.13%	1.21%
With Load	-0.81%	-0.54%	1.01%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
ICE BofA 2-17 Year US Municipal Securities Index	2.69%	1.18%	2.31%

The ICE BofA 2-17 Year Municipal Bond Index covers the intermediate U.S. investment grade fixed rate municipal bond market, with index components for municipal securities.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Virginia Intermediate Tax-Free Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (BVAAX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$31,941,768
  Number of Portfolio Holdings37
  Advisory Fee $140,997
  Portfolio Turnover17%

HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)

Virginia	98.8%
Other Assets in Excess of Liabilities	1.2%

Asset Weighting (as a % of Total Investments)

0.2%
99.8%
Money Market Funds 0.2%
Municipal Bonds 99.8%

Value	Value
Money Market Funds	0.2%
Municipal Bonds	99.8%

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093025-BVAAX

Sterling Capital Virginia Intermediate Tax-Free Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (BVACX)

This annual shareholder report contains important information about Sterling Capital Virginia Intermediate Tax-Free Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2024, and September 30, 2025, the Fund underperformed its benchmark, the ICE BofA 2-17 Year Municipal Bond Index. The Federal Reserve (the Fed) cut the federal funds rate three times during the period, for a cumulative cut of 75 basis points. Falling rates decreased yields, boosting the price of short-term bonds. Long-term bond prices fell during the period as interest rates on that part of the yield curve rose, detracting from absolute returns.

The Fund’s underperformance relative to its benchmark over the 12-month period was largely due to its state-specific focus, which is designed to achieve tax savings for shareholders. The Fund’s underweight position in three- to five-year bonds detracted from relative performance as yields fell and the benchmark benefited more than the Fund from the resulting rise in bond prices. Likewise, the Fund’s slightly overweight position in five- to 10-year bonds hurt relative performance, as rising yields reduced bond prices in that part of the portfolio. The Fund’s higher average credit quality than the index also hurt relative returns, as A-rated bonds outperformed AAA-rated bonds by 87 basis points.

How did the Fund perform in the past 10 years?

For the ten-year period between October 1, 2015, and September 30, 2025, the Fund underperformed its benchmark. Interest rates rose across the ten-year period, which dragged on the Fund’s absolute returns.

The Fund’s underperformance relative to its benchmark over the ten-year period was largely due to its state-specific focus, which is designed to achieve tax savings for shareholders. Over the last decade, the underlying financial health of municipalities improved. As a result, quality spreads shrank and lower-quality credits outperformed higher-quality credits. Accordingly, the Fund’s higher average credit quality compared to the index dragged on relative returns. Annualized quality returns over the last decade for the ICE BofA 2-17 Year Municipal Bond Index were: AAA 1.9%, AA 2.1%, A 2.8%, BBB 3.5%.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$159	1.59%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

14,000
12,000
10,000
8,000
6,000
4,000
2,000
0
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025
Sterling Capital Virginia Intermediate Tax-Free Fund - C - $10,461
Bloomberg Municipal Bond Index - $12,601
ICE BofA 2-17 Year US Municipal Securities Index - $12,567

	Sterling Capital Virginia Intermediate Tax-Free Fund - C	Bloomberg Municipal Bond Index	ICE BofA 2-17 Year US Municipal Securities Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$10,288	$10,558	$10,477
Sep-2017	$10,171	$10,650	$10,588
Sep-2018	$9,981	$10,687	$10,565
Sep-2019	$10,604	$11,601	$11,401
Sep-2020	$10,925	$12,076	$11,853
Sep-2021	$10,787	$12,393	$12,098
Sep-2022	$9,781	$10,968	$10,957
Sep-2023	$9,795	$11,260	$11,254
Sep-2024	$10,408	$12,428	$12,238
Sep-2025	$10,461	$12,601	$12,567

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Virginia Intermediate Tax-Free Fund - C	0.51%	-0.86%	0.45%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
ICE BofA 2-17 Year US Municipal Securities Index	2.69%	1.18%	2.31%

The ICE BofA 2-17 Year Municipal Bond Index covers the intermediate U.S. investment grade fixed rate municipal bond market, with index components for municipal securities.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Virginia Intermediate Tax-Free Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (BVACX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$31,941,768
  Number of Portfolio Holdings37
  Advisory Fee $140,997
  Portfolio Turnover17%

HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)

Virginia	98.8%
Other Assets in Excess of Liabilities	1.2%

Asset Weighting (as a % of Total Investments)

Value	Value
Money Market Funds	0.2%
Municipal Bonds	99.8%

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093025-BVACX

Sterling Capital Virginia Intermediate Tax-Free Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (BVATX)

This annual shareholder report contains important information about Sterling Capital Virginia Intermediate Tax-Free Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2024, and September 30, 2025, the Fund underperformed its benchmark, the ICE BofA 2-17 Year Municipal Bond Index. The Federal Reserve (the Fed) cut the federal funds rate three times during the period, for a cumulative cut of 75 basis points. Falling rates decreased yields, boosting the price of short-term bonds. Long-term bond prices fell during the period as interest rates on that part of the yield curve rose, detracting from absolute returns.

The Fund’s underperformance relative to its benchmark over the 12-month period was largely due to its state-specific focus, which is designed to achieve tax savings for shareholders. The Fund’s underweight position in three- to five-year bonds detracted from relative performance as yields fell and the benchmark benefited more than the Fund from the resulting rise in bond prices. Likewise, the Fund’s slightly overweight position in five- to 10-year bonds hurt relative performance, as rising yields reduced bond prices in that part of the portfolio. The Fund’s higher average credit quality than the index also hurt relative returns, as A-rated bonds outperformed AAA-rated bonds by 87 basis points.

How did the Fund perform in the past 10 years?

For the ten-year period between October 1, 2015, and September 30, 2025, the Fund underperformed its benchmark. Interest rates rose across the ten-year period, which dragged on the Fund’s absolute returns.

The Fund’s underperformance relative to its benchmark over the ten-year period was largely due to its state-specific focus, which is designed to achieve tax savings for shareholders. Over the last decade, the underlying financial health of municipalities improved. As a result, quality spreads shrank and lower-quality credits outperformed higher-quality credits. Accordingly, the Fund’s higher average credit quality compared to the index dragged on relative returns. Annualized quality returns over the last decade for the ICE BofA 2-17 Year Municipal Bond Index were: AAA 1.9%, AA 2.1%, A 2.8%, BBB 3.5%.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$62	0.62%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

14,000
12,000
10,000
8,000
6,000
4,000
2,000
0
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025
Sterling Capital Virginia Intermediate Tax-Free Fund - I - $11,560
Bloomberg Municipal Bond Index - $12,601
ICE BofA 2-17 Year US Municipal Securities Index - $12,567

	Sterling Capital Virginia Intermediate Tax-Free Fund - I	Bloomberg Municipal Bond Index	ICE BofA 2-17 Year US Municipal Securities Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$10,391	$10,558	$10,477
Sep-2017	$10,376	$10,650	$10,588
Sep-2018	$10,284	$10,687	$10,565
Sep-2019	$11,036	$11,601	$11,401
Sep-2020	$11,484	$12,076	$11,853
Sep-2021	$11,453	$12,393	$12,098
Sep-2022	$10,490	$10,968	$10,957
Sep-2023	$10,627	$11,260	$11,254
Sep-2024	$11,391	$12,428	$12,238
Sep-2025	$11,560	$12,601	$12,567

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital Virginia Intermediate Tax-Free Fund - I	1.48%	0.13%	1.46%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
ICE BofA 2-17 Year US Municipal Securities Index	2.69%	1.18%	2.31%

The ICE BofA 2-17 Year Municipal Bond Index covers the intermediate U.S. investment grade fixed rate municipal bond market, with index components for municipal securities.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital Virginia Intermediate Tax-Free Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (BVATX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$31,941,768
  Number of Portfolio Holdings37
  Advisory Fee $140,997
  Portfolio Turnover17%

HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)

Virginia	98.8%
Other Assets in Excess of Liabilities	1.2%

Asset Weighting (as a % of Total Investments)

Value	Value
Money Market Funds	0.2%
Municipal Bonds	99.8%

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093025-BVATX

Sterling Capital West Virginia Intermediate Tax-Free Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (BWVAX)

This annual shareholder report contains important information about Sterling Capital West Virginia Intermediate Tax-Free Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2024, and September 30, 2025, the Fund underperformed its benchmark, the ICE BofA 2-17 Year Municipal Bond Index. The Federal Reserve (the Fed) cut the federal funds rate three times during the period, for a cumulative cut of 75 basis points. Falling rates decreased yields, boosting the price of short-term bonds. Long-term bond prices fell during the period as interest rates on that part of the yield curve rose, detracting from absolute returns.

The Fund’s underperformance relative to its benchmark over the 12-month period was largely due to its state-specific focus, which is designed to achieve tax savings for shareholders. The Fund’s underweight position in three- to five-year bonds detracted from relative performance as yields fell and the benchmark benefited more than the Fund from the resulting rise in bond prices. Likewise, the Fund’s slightly overweight position in five- to 10-year bonds hurt relative performance, as rising yields reduced bond prices in that part of the portfolio. The Fund’s higher average credit quality than the index also hurt relative returns, as A-rated bonds outperformed AAA-rated bonds by 87 basis points.

How did the Fund perform in the past ten years?

For the 10-year period between October 1, 2015, and September 30, 2025, the Fund underperformed its benchmark. Interest rates rose across the ten-year period, which dragged on the Fund’s absolute returns.

The Fund’s underperformance relative to its benchmark over the ten-year period was largely due to its state-specific focus, which is designed to achieve tax savings for shareholders. Over the last decade, the underlying financial health of municipalities improved. As a result, quality spreads shrank and lower-quality credits outperformed higher-quality credits. Accordingly, the Fund’s higher average credit quality compared to the index dragged on relative returns. Annualized quality returns over the last decade for the ICE BofA 2-17 Year U.S. Municipal Securities Index were: AAA 1.9%, AA 2.1%, A 2.8%, BBB 3.5%.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$87	0.86%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

14,000
12,000
10,000
8,000
6,000
4,000
2,000
0
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025
Sterling Capital West Virginia Intermediate Tax-Free Fund - A - $11,427
Bloomberg Municipal Bond Index - $12,601
ICE BofA 2-17 Year US Municipal Securities Index - $12,567

	Sterling Capital West Virginia Intermediate Tax-Free Fund - A	Bloomberg Municipal Bond Index	ICE BofA 2-17 Year US Municipal Securities Index
Sep-2015	$9,797	$10,000	$10,000
Sep-2016	$10,181	$10,558	$10,477
Sep-2017	$10,209	$10,650	$10,588
Sep-2018	$10,110	$10,687	$10,565
Sep-2019	$10,776	$11,601	$11,401
Sep-2020	$11,170	$12,076	$11,853
Sep-2021	$11,251	$12,393	$12,098
Sep-2022	$10,331	$10,968	$10,957
Sep-2023	$10,441	$11,260	$11,254
Sep-2024	$11,226	$12,428	$12,238
Sep-2025	$11,427	$12,601	$12,567

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital West Virginia Intermediate Tax-Free Fund - A
Without Load	1.79%	0.46%	1.55%
With Load	-0.29%	0.05%	1.34%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
ICE BofA 2-17 Year US Municipal Securities Index	2.69%	1.18%	2.31%

The ICE BofA 2-17 Year Municipal Bond Index covers the intermediate U.S. investment grade fixed rate municipal bond market, with index components for municipal securities.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital West Virginia Intermediate Tax-Free Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class A (BWVAX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$49,842,346
  Number of Portfolio Holdings44
  Advisory Fee $181,958
  Portfolio Turnover16%

HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)

West Virginia	98.3%
Other Assets in Excess of Liabilities	1.7%

Asset Weighting (as a % of Total Investments)

0.5%
99.5%
Money Market Funds 0.5%
Municipal Bonds 99.5%

Value	Value
Money Market Funds	0.5%
Municipal Bonds	99.5%

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093025-BWVAX

Sterling Capital West Virginia Intermediate Tax-Free Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (BWVCX)

This annual shareholder report contains important information about Sterling Capital West Virginia Intermediate Tax-Free Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2024, and September 30, 2025, the Fund underperformed its benchmark, the ICE BofA 2-17 Year Municipal Bond Index. The Federal Reserve (the Fed) cut the federal funds rate three times during the period, for a cumulative cut of 75 basis points. Falling rates decreased yields, boosting the price of short-term bonds. Long-term bond prices fell during the period as interest rates on that part of the yield curve rose, detracting from absolute returns.

The Fund’s underperformance relative to its benchmark over the 12-month period was largely due to its state-specific focus, which is designed to achieve tax savings for shareholders. The Fund’s underweight position in three- to five-year bonds detracted from relative performance as yields fell and the benchmark benefited more than the Fund from the resulting rise in bond prices. Likewise, the Fund’s slightly overweight position in five- to 10-year bonds hurt relative performance, as rising yields reduced bond prices in that part of the portfolio. The Fund’s higher average credit quality than the index also hurt relative returns, as A-rated bonds outperformed AAA-rated bonds by 87 basis points.

How did the Fund perform in the past ten years?

For the 10-year period between October 1, 2015, and September 30, 2025, the Fund underperformed its benchmark. Interest rates rose across the ten-year period, which dragged on the Fund’s absolute returns.

The Fund’s underperformance relative to its benchmark over the ten-year period was largely due to its state-specific focus, which is designed to achieve tax savings for shareholders. Over the last decade, the underlying financial health of municipalities improved. As a result, quality spreads shrank and lower-quality credits outperformed higher-quality credits. Accordingly, the Fund’s higher average credit quality compared to the index dragged on relative returns. Annualized quality returns over the last decade for the ICE BofA 2-17 Year U.S. Municipal Securities Index were: AAA 1.9%, AA 2.1%, A 2.8%, BBB 3.5%.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$160	1.59%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

14,000
12,000
10,000
8,000
6,000
4,000
2,000
0
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025
Sterling Capital West Virginia Intermediate Tax-Free Fund - C - $10,872
Bloomberg Municipal Bond Index - $12,601
ICE BofA 2-17 Year US Municipal Securities Index - $12,567

	Sterling Capital West Virginia Intermediate Tax-Free Fund - C	Bloomberg Municipal Bond Index	ICE BofA 2-17 Year US Municipal Securities Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$10,315	$10,558	$10,477
Sep-2017	$10,276	$10,650	$10,588
Sep-2018	$10,089	$10,687	$10,565
Sep-2019	$10,685	$11,601	$11,401
Sep-2020	$10,993	$12,076	$11,853
Sep-2021	$10,979	$12,393	$12,098
Sep-2022	$10,007	$10,968	$10,957
Sep-2023	$10,069	$11,260	$11,254
Sep-2024	$10,751	$12,428	$12,238
Sep-2025	$10,872	$12,601	$12,567

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital West Virginia Intermediate Tax-Free Fund - C	1.13%	-0.22%	0.84%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
ICE BofA 2-17 Year US Municipal Securities Index	2.69%	1.18%	2.31%

The ICE BofA 2-17 Year Municipal Bond Index covers the intermediate U.S. investment grade fixed rate municipal bond market, with index components for municipal securities.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital West Virginia Intermediate Tax-Free Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class C (BWVCX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$49,842,346
  Number of Portfolio Holdings44
  Advisory Fee $181,958
  Portfolio Turnover16%

HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)

West Virginia	98.3%
Other Assets in Excess of Liabilities	1.7%

Asset Weighting (as a % of Total Investments)

Value	Value
Money Market Funds	0.5%
Municipal Bonds	99.5%

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093025-BWVCX

Sterling Capital West Virginia Intermediate Tax-Free Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (OWVAX)

This annual shareholder report contains important information about Sterling Capital West Virginia Intermediate Tax-Free Fund for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at https://sterlingcapitalfunds.com/funds/. You can also request this information by contacting us at (888) 228-1872. This report describes material fund changes to the Fund that occurred during the year in the MATERIAL FUND CHANGES section of this report

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

For the 12-month period between October 1, 2024, and September 30, 2025, the Fund underperformed its benchmark, the ICE BofA 2-17 Year Municipal Bond Index. The Federal Reserve (the Fed) cut the federal funds rate three times during the period, for a cumulative cut of 75 basis points. Falling rates decreased yields, boosting the price of short-term bonds. Long-term bond prices fell during the period as interest rates on that part of the yield curve rose, detracting from absolute returns.

The Fund’s underperformance relative to its benchmark over the 12-month period was largely due to its state-specific focus, which is designed to achieve tax savings for shareholders. The Fund’s underweight position in three- to five-year bonds detracted from relative performance as yields fell and the benchmark benefited more than the Fund from the resulting rise in bond prices. Likewise, the Fund’s slightly overweight position in five- to 10-year bonds hurt relative performance, as rising yields reduced bond prices in that part of the portfolio. The Fund’s higher average credit quality than the index also hurt relative returns, as A-rated bonds outperformed AAA-rated bonds by 87 basis points.

How did the Fund perform in the past ten years?

For the 10-year period between October 1, 2015, and September 30, 2025, the Fund underperformed its benchmark. Interest rates rose across the ten-year period, which dragged on the Fund’s absolute returns.

The Fund’s underperformance relative to its benchmark over the ten-year period was largely due to its state-specific focus, which is designed to achieve tax savings for shareholders. Over the last decade, the underlying financial health of municipalities improved. As a result, quality spreads shrank and lower-quality credits outperformed higher-quality credits. Accordingly, the Fund’s higher average credit quality compared to the index dragged on relative returns. Annualized quality returns over the last decade for the ICE BofA 2-17 Year U.S. Municipal Securities Index were: AAA 1.9%, AA 2.1%, A 2.8%, BBB 3.5%.

The volatility of an index varies greatly. All indices are unmanaged and investments cannot be made directly in an index.

WHAT WERE THE FUND COSTS FOR THE YEAR?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Institutional	$62	0.61%

PERFORMANCE OF HYPOTHETICAL

$10,000 INVESTMENT

Growth of $10,000

14,000
12,000
10,000
8,000
6,000
4,000
2,000
0
Sep-2015
Sep-2016
Sep-2017
Sep-2018
Sep-2019
Sep-2020
Sep-2021
Sep-2022
Sep-2023
Sep-2024
Sep-2025
Sterling Capital West Virginia Intermediate Tax-Free Fund - I - $11,959
Bloomberg Municipal Bond Index - $12,601
ICE BofA 2-17 Year US Municipal Securities Index - $12,567

	Sterling Capital West Virginia Intermediate Tax-Free Fund - I	Bloomberg Municipal Bond Index	ICE BofA 2-17 Year US Municipal Securities Index
Sep-2015	$10,000	$10,000	$10,000
Sep-2016	$10,418	$10,558	$10,477
Sep-2017	$10,473	$10,650	$10,588
Sep-2018	$10,397	$10,687	$10,565
Sep-2019	$11,109	$11,601	$11,401
Sep-2020	$11,555	$12,076	$11,853
Sep-2021	$11,657	$12,393	$12,098
Sep-2022	$10,732	$10,968	$10,957
Sep-2023	$10,886	$11,260	$11,254
Sep-2024	$11,719	$12,428	$12,238
Sep-2025	$11,959	$12,601	$12,567

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	10 Years
Sterling Capital West Virginia Intermediate Tax-Free Fund - I	2.05%	0.69%	1.81%
Bloomberg Municipal Bond Index	1.39%	0.86%	2.34%
ICE BofA 2-17 Year US Municipal Securities Index	2.69%	1.18%	2.31%

The ICE BofA 2-17 Year Municipal Bond Index covers the intermediate U.S. investment grade fixed rate municipal bond market, with index components for municipal securities.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Sterling Capital West Virginia Intermediate Tax-Free Fund

September 30, 2025

ANNUAL SHAREHOLDER REPORT

https://sterlingcapitalfunds.com/funds/

Class Institutional (OWVAX)

KEY FUND STATISTICS (as of Period End)

  Net Assets$49,842,346
  Number of Portfolio Holdings44
  Advisory Fee $181,958
  Portfolio Turnover16%

HOLDINGS BY STATE OF ISSUANCE (as a % of Net Assets)

West Virginia	98.3%
Other Assets in Excess of Liabilities	1.7%

Asset Weighting (as a % of Total Investments)

Value	Value
Money Market Funds	0.5%
Municipal Bonds	99.5%

MATERIAL FUND CHANGES

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, and holdings, visit https://sterlingcapitalfunds.com/funds/.

Information about the Fund’s proxy voting records is available by calling (888) 228-1872.

TSR-AR 093025-OWVAX

Item 2.	Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).
(c)	There have been no amendments, during the period covered by this report, to a provision of the Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in Item 2(b) of Form N-CSR.
(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in Item 2(b) of Form N-CSR.

Item 3.	Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of trustees has determined that David Wedding is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4.	Principal Accountant Fees and Services.

●	Registrant may incorporate the following information by reference, if this information has been disclosed in the registrant’s definitive proxy statement or definitive information statement. The proxy statement or information statement must be filed no later than 120 days after the end of the fiscal year covered by the Annual Report.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $303,825 for 2025 and $331,825 for 2024.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2025 and $0 for 2024. These audit-related services include issuance of consents to use the name of the auditor in new Fund filings.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $73,235 for 2025 and $86,100 for 2024. Fees for both 2024 and 2025 relate to the preparation of the registrant’s federal income and excise tax returns and review of the registrant’s capital gains distribution calculations.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2025 and $0 for 2024.

(e)(1)	Except as permitted by Rule 2-01(c)(7)(i)(C) of Regulation S-X, the Trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent accountants relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or nonaudit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation SX are as follows:

(b) N/A

(c) 100%

(d) N/A

(f)	The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2025 and $0 for 2024.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7 of this form.

(b)	Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

STERLING
CAPITAL FUNDS

# 2025 September 30 Annual Financial Statements & Other Information

STERLING CAPITAL FUNDS

FINANCIAL STATEMENTS

Schedules of Investments	Page 2
Statements of Assets and Liabilities	Page 43
Statements of Operations	Page 46
Statements of Changes in Net Assets	Page 49
Financial Highlights	Page 59
Notes to Financial Statements	Page 87
Independent Auditor’s Report	Page 110
Supplemental Information (Unaudited)	Page 112

Sterling Capital Behavioral Large Cap Value Fund

Schedule of Investments

September 30, 2025

Shares		Fair Value
COMMON STOCKS — 99.47%
	Aerospace & Defense — 1.58%
2,211	General Dynamics Corp.	$753,951

	Automobiles — 1.63%
12,717	General Motors Co.	775,355

	Banks — 8.40%
6,150	Citigroup, Inc.	624,225
6,556	JPMorgan Chase & Co.	2,067,959
2,614	PNC Financial Services Group, Inc.	525,231
9,358	Wells Fargo & Co.	784,388
		4,001,803
	Biotechnology — 3.41%
1,560	AbbVie, Inc.	361,202
1,820	Amgen, Inc.	513,604
6,751	Gilead Sciences, Inc.	749,361
		1,624,167
	Broadline Retail — 1.56%
488	Dillard's, Inc., Class A	299,865
2,509	eBay, Inc.	228,194
12,090	Macy's, Inc.	216,774
		744,833
	Building Products — 1.56%
6,771	Johnson Controls International PLC	744,471

	Capital Markets — 9.24%
6,998	Bank of New York Mellon Corp. (The)	762,502
8,183	Charles Schwab Corp. (The)	781,231
8,725	Franklin Resources, Inc.	201,809
1,249	Goldman Sachs Group, Inc. (The)	994,642
6,072	Morgan Stanley	965,205
2,028	Northern Trust Corp.	272,969
1,933	State Street Corp.	224,247
5,484	Virtu Financial, Inc., Class A	194,682
		4,397,287
	Chemicals — 0.70%
2,236	CF Industries Holdings, Inc.	200,570
3,827	Mosaic Co. (The)	132,720
		333,290
	Communications Equipment — 2.22%
15,490	Cisco Systems, Inc.	1,059,826

	Construction & Engineering — 1.29%
406	EMCOR Group, Inc.	263,713
1,435	MasTec, Inc.(a)	305,383
114	Valmont Industries, Inc.	44,201
		613,297
	Consumer Finance — 2.11%
3,567	Capital One Financial Corp.	758,272
3,470	Synchrony Financial	246,544
		1,004,816
	Consumer Staples Distribution & Retail — 1.28%
3,828	Kroger Co. (The)	258,045
3,964	Maplebear Inc.(a)	145,717
2,705	US Foods Holding Corp.(a)	207,257
		611,019
	Containers & Packaging — 0.42%
2,053	Crown Holdings, Inc.	198,299

	Diversified Consumer Services — 0.44%
24,034	ADT, Inc.	209,336

	Diversified Telecommunication Services — 2.69%
32,006	AT&T, Inc.	903,849
8,660	Verizon Communications, Inc.	380,607
		1,284,456
	Electric Utilities — 4.33%
6,218	American Electric Power Co., Inc.	699,526
5,459	Duke Energy Corp.	675,551

Shares		Fair Value
COMMON STOCKS — (continued)
	Electric Utilities — (continued)
5,938	Exelon Corp.	$267,269
4,451	Southern Co. (The)	421,821
		2,064,167
	Electrical Equipment — 2.46%
5,251	Emerson Electric Co.	688,827
467	GE Vernova LLC	287,158
6,405	Sensata Technologies Holding PLC	195,673
		1,171,658
	Energy Equipment & Services — 0.60%
7,255	TechnipFMC PLC	286,210

	Entertainment — 1.93%
8,026	Walt Disney Co. (The)	918,977

	Financial Services — 0.52%
8,742	MGIC Investment Corp.	248,011

	Ground Transportation — 0.79%
3,846	Uber Technologies, Inc.(a)	376,793

	Health Care Equipment & Supplies — 1.39%
6,930	Medtronic PLC	660,013

	Health Care Providers & Services — 5.44%
1,468	Cigna Group (The)	423,151
11,084	CVS Health Corp.	835,623
1,660	HCA Healthcare, Inc.	707,492
814	McKesson Corp.	628,848
		2,595,114
	Health Care REITs — 0.38%
4,333	Omega Healthcare Investors, Inc.	182,939

	Hotels, Restaurants & Leisure — 2.05%
31	Booking Holdings, Inc.	167,377
1,109	Expedia, Inc.	237,049
1,779	Royal Caribbean Cruises Ltd.	575,650
		980,076
	Household Products — 0.75%
1,071	Colgate-Palmolive Co.	85,616
2,189	Kimberly-Clark Corp.	272,180
		357,796
	Insurance — 3.70%
3,039	Allstate Corp.	652,321
1,064	Hanover Insurance Group, Inc. (The)	193,254
4,900	Lincoln National Corp.	197,617
2,579	Travelers Cos., Inc. (The)	720,109
		1,763,301
	Interactive Media & Services — 2.21%
3,286	Alphabet, Inc., Class C	800,305
219	Alphabet, Inc., Class A	53,239
5,625	Match Group, Inc.	198,675
		1,052,219
	It Services — 2.31%
3,900	International Business Machines Corp.	1,100,424

	Machinery — 1.85%
1,920	AGCO Corp.	205,574
9,483	Gates Industrial Corp. PLC(a)	235,368
2,361	Mueller Industries, Inc.	238,721
1,550	Oshkosh Corp.	201,035
		880,698
	Media — 1.20%
2,985	Comcast Corp., Class A	93,789
4,301	Fox Corporation, Class B	246,404
3,661	Fox Corporation, Class A	230,863
		571,056
	Metals & Mining — 2.28%
3,744	Anglogold Ashanti PLC	263,316

2	See accompanying notes to financial statements.

Sterling Capital Behavioral Large Cap Value Fund

Schedule of Investments (continued)

September 30, 2025

Shares		Fair Value
COMMON STOCKS — (continued)
	Metals & Mining — (continued)
9,802	Newmont Goldcorp Corp.	$826,406
		1,089,722
	Mortgage Real Estate Investment Trusts (REITs) — 0.35%
14,526	Rithm Capital Corp.	165,451

	Oil, Gas & Consumable Fuels — 5.82%
2,650	Cheniere Energy, Inc.	622,697
5,626	EOG Resources, Inc.	630,787
7,140	Exxon Mobil Corp.	805,035
3,692	Marathon Petroleum Corp.	711,596
		2,770,115
	Passenger Airlines — 0.50%
2,444	United Continental Holdings, Inc.(a)	235,846

	Personal Care Products — 0.12%
14,269	Coty, Inc., Class A(a)	57,647

	Pharmaceuticals — 3.59%
4,000	Johnson & Johnson	741,680
33,634	Pfizer, Inc.	856,994
3,172	Royalty Pharma PLC, Class A	111,908
		1,710,582
	Professional Services — 0.18%
1,882	Concentrix Corp.	86,854

	Retail REITs — 2.89%
11,054	Realty Income Corp.	671,973
3,760	Simon Property Group, Inc.	705,639
		1,377,612
	Semiconductors & Semiconductor Equipment — 4.92%
4,220	Lam Research Corp.	565,058
5,820	Micron Technology, Inc.	973,802
4,830	QUALCOMM, Inc.	803,519
		2,342,379
	Software — 0.41%
6,886	Gen Digital, Inc.	195,494

	Specialized REITs — 0.42%
3,421	EPR Properties	198,452

	Specialty Retail — 1.92%
961	AutoNation, Inc.(a)	210,238
2,830	Best Buy Co., Inc.	214,005
2,489	Gap, Inc. (The)	53,240
1,175	Penske Automotive Group, Inc.	204,344
426	Ulta Beauty, Inc.(a)	232,915
		914,742
	Technology Hardware, Storage & Peripherals — 1.51%
5,068	Dell Technologies, Inc., Class C	718,490

	Textiles, Apparel & Luxury Goods — 0.54%
814	Ralph Lauren Corp.	255,238

	Tobacco — 3.58%
11,935	Altria Group, Inc.	788,426
5,644	Philip Morris International, Inc.	915,457
		1,703,883
	Total Common Stocks
	(Cost $38,255,602)	47,388,165

Shares		Fair Value
MONEY MARKET FUNDS — 0.50%
236,483	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.00%(b)	$236,483
	Total Money Market Funds
	(Cost $236,483)	236,483

Total Investments— 99.97%
(Cost $38,492,085)		47,624,648

Other Assets in Excess of Liabilities— 0.03%		12,626
NET ASSETS — 100.00%		$47,637,274

(a)	Non-income producing security.
(b)	Represents the current yield as of report date.

See accompanying notes to financial statements.	3

Sterling Capital Behavioral Small Cap Value Fund

Schedule of Investments

September 30, 2025

Shares		Fair Value
COMMON STOCKS — 98.55%
Asset Management — 0.34%
15,130	Vitesse Energy Inc.	$351,470
	Automobile Components — 0.54%
28,190	Dana, Inc.	564,928
	Automotive — 3.16%
19,310	Adient PLC	464,985
70,290	American Axle & Manufacturing Holdings, Inc.(a)	422,443
4,230	Aptiv Holdings Ltd.(a)	364,711
7,220	BorgWarner, Inc.	317,391
10,840	Harley-Davidson, Inc.	302,436
3,080	Lear Corp.	309,879
9,220	Phinia, Inc.	529,965
4,660	Visteon Corp.(a)	558,547
		3,270,357
	Banking — 3.53%
7,950	Capital City Bank Group, Inc.(a)	332,231
58,620	Capitol Federal Financial, Inc.	372,237
14,480	CNB Financial Corp.	350,416
9,630	First Mid-Illinois Bancshares, Inc.(a)	364,784
5,500	Great Southern Bancorp, Inc.	336,875
9,160	HomeTrust Bancshares, Inc.	375,010
4,730	Metropolitan Bank Holding Corp.	353,899
24,550	Provident Financial Services, Inc.	473,324
22,210	Shore Bancshares, Inc.	364,466
8,920	Third Coast Bancshares Inc.(a)	338,692
		3,661,934
	Banks — 12.32%
6,350	1st Source Corp.	390,906
24,040	Associated Banc-Corp.	618,068
9,524	Axos Financial, Inc.(a)	806,207
11,710	Bank of NT Butterfield & Son Ltd. (The)	502,593
6,558	Bank OZK	334,327
15,631	BankUnited, Inc.	596,479
13,640	Byline Bancorp, Inc.	378,237
2,124	Cathay General Bancorp	101,973
14,720	Columbia Banking System, Inc.	378,893
7,260	Community Trust Bancorp, Inc.	406,197
7,520	Customers Bancorp, Inc.(a)	491,582
3,740	East West Bancorp, Inc.	398,123
6,052	First Financial Corp.(a)	341,575
30,620	Fulton Financial Corp.	570,451
11,640	Hancock Whitney Corp.	728,780
14,560	Hanmi Financial Corp.	359,486
7,999	Mercantile Bank Corp.	359,955
5,862	Northeast Bank	587,138
15,243	OFG Bancorp	662,918
21,820	Old Second Bancorp, Inc.	377,159
2,460	Popular, Inc.	312,445
4,432	Preferred Bank	400,608
15,370	Renasant Corp.	566,999
9,123	South Plains Financial, Inc.	352,604
12,150	Trustmark Corp.	481,140
15,780	Univest Financial Corp.	473,716
3,189	Wintrust Financial Corp.	422,351
6,760	Zions Bancorp.	382,481
		12,783,391
	Biotech & Pharma — 1.26%
33,320	Amneal Pharmaceuticals, Inc.(a)	333,533
21,300	Innoviva, Inc.(a)	388,725
4,030	PTC Therapeutics, Inc.(a)	247,321
23,030	Theravance Biopharma Inc.(a)	336,238
		1,305,817
	Biotechnology — 0.11%
2,680	Exelixis, Inc.(a)	110,684

Shares		Fair Value
COMMON STOCKS — (continued)
	Broadline Retail — 0.31%
18,020	Macy's, Inc.	$323,099

	Chemicals — 1.58%
3,380	Cabot Corp.	257,049
3,850	CF Industries Holdings, Inc.	345,345
49,300	Ecovyst, Inc.(a)	431,868
10,730	Intrepid Potash, Inc.(a)	328,123
8,020	Mosaic Co. (The)	278,134
		1,640,519

	Commercial Services & Supplies — 1.66%
23,790	CoreCivic, Inc.(a)	484,127
27,578	Interface, Inc.	798,107
38,110	Pitney Bowes Inc.	434,835
		1,717,069
	Commercial Support Services — 0.82%
22,910	Healthcare Services Group, Inc.(a)	385,575
9,410	Heidrick & Struggles International, Inc.	468,336
		853,911
	Communications Equipment — 0.41%
13,070	NETGEAR, Inc.(a)	423,337

	Construction & Engineering — 1.48%
4,240	Granite Construction, Inc.	464,916
16,100	Tutor Perini Corp.(a)	1,055,999
		1,520,915
	Consumer Finance — 1.16%
11,428	Bread Financial Holdings, Inc.	637,340
7,999	Synchrony Financial	568,329
		1,205,669
	Consumer Staples Distribution & Retail — 0.53%
14,570	United Natural Foods, Inc.(a)	548,123

	Containers & Packaging — 0.68%
87,870	Ardagh Metal Packaging SA	350,601
21,210	Myers Industries, Inc.	359,298
		709,899
	Diversified Consumer Services — 1.85%
42,070	ADT, Inc.	366,430
630	Graham Holdings Co., Class B	741,705
21,660	Perdoceo Education Corp.	815,716
		1,923,851
	Diversified Telecommunication Services — 0.38%
64,550	Lumen Technologies, Inc.	395,046

	Electric Utilities — 2.85%
22,300	AES Corp.	293,468
10,780	Black Hills Corp.	663,940
5,740	Edison International	317,307
4,650	Eversource Energy	330,801
8,059	Otter Tail Corp.	660,596
15,747	Portland General Electric Co.	692,868
		2,958,980
	Electrical Equipment — 0.48%
16,820	Kimball Electronics, Inc.(a)	502,245

	Electronic Equipment, Instruments & Components — 0.69%
2,590	Arrow Electronics, Inc.(a)	313,390
9,030	ScanSource, Inc.(a)	397,230
		710,620
	Energy Equipment & Services — 0.32%
8,370	TechnipFMC PLC	330,197

	Engineering & Construction — 0.64%
4,870	Primoris Services Corp.	668,797

	Entertainment Content — 0.33%
83,370	fuboTV, Inc.(a)	345,986

4	See accompanying notes to financial statements.

Sterling Capital Behavioral Small Cap Value Fund

Schedule of Investments (continued)

September 30, 2025

Shares		Fair Value
COMMON STOCKS — (continued)
	Equity Real Estate -Investment Trusts -(Reits) — 1.05%
19,460	American Assets Trust, Inc.	$395,427
23,446	Essential Properties Realty Trust, Inc.	697,753
		1,093,180
	Financial Services — 3.49%
12,440	Banco Latinoamericano de Comercio Exterior SA, Class E	571,867
11,774	Enact Holdings, Inc.	451,415
12,100	Jackson Financial Corp., Class A	1,224,883
12,857	MGIC Investment Corp.	364,753
34,350	Pagseguro Digital Ltd., Class A	343,500
18,188	Radian Group, Inc.	658,769
		3,615,187
	Food — 0.10%
11,940	Herbalife Ltd.(a)	100,774

	Food Products — 1.04%
5,600	Cal-Maine Foods, Inc.	526,960
21,975	Dole PLC	295,344
6,440	Pilgrim's Pride Corp.	262,237
		1,084,541
	Gas Utilities — 2.37%
18,370	MDU Resources Group, Inc.	327,170
5,055	National Fuel Gas Co.	466,930
14,320	New Jersey Resources Corp.	689,508
8,520	ONE Gas, Inc.	689,609
8,430	UGI Corp.	280,382
		2,453,599
	Health Care Equipment & Supplies — 0.32%
7,170	Inmode Ltd.(a)	106,833
4,452	Lantheus Holdings, Inc.(a)	228,343
		335,176
	Health Care Facilities & Services — 0.84%
34,750	Pediatrix Medical Group, Inc.(a)	582,063
13,410	Progyny, Inc.(a)	288,583
		870,646
	Health Care Providers & Services — 2.37%
40,140	AdaptHealth Corp.(a)	359,253
2,448	DaVita, Inc.(a)	325,266
4,430	Encompass Health Corp.	562,699
10,133	Select Medical Holdings Corp.	130,108
3,023	Tenet Healthcare Corp.(a)	613,789
2,267	Universal Health Services, Inc., Class B	463,465
		2,454,580
	Health Care REITs — 1.63%
16,260	CareTrust REIT, Inc.	563,897
12,360	LTC Properties, Inc.	455,590
36,060	Sabra Health Care REIT, Inc.	672,158
		1,691,645
	Health Care Technology — 0.38%
13,950	HealthStream, Inc.	393,948

	Hotel & Resort Reits — 1.31%
49,646	DiamondRock Hospitality Co.	395,182
18,030	Host Hotels & Resorts, Inc.	306,871
24,705	Park Hotels & Resorts, Inc.	273,731
28,290	Xenia Hotels & Resorts, Inc.	388,139
		1,363,923
	Hotels, Restaurants & Leisure — 0.33%
5,810	Travel + Leisure Co.	345,637

	Household Products — 0.34%
11,980	Central Garden & Pet Co., Class A(a)	353,769

	Industrial Intermediate Prod — 1.25%
2,810	AZZ, Inc.	306,655
10,690	Insteel Industries, Inc.	409,855
37,470	Janus International Group, Inc.(a)	369,829

Shares		Fair Value
COMMON STOCKS — (continued)
	Industrial Intermediate Prod — (continued)
15,480	Mayville Engineering Co., Inc.(a)	$213,005
		1,299,344
	Industrial Support Services — 0.32%
20,070	Titan Machinery, Inc.(a)	335,972

	Insurance — 3.84%
5,295	Axis Capital Holdings Ltd.	507,261
16,630	CNO Financial Group, Inc.	657,717
16,210	Donegal Group Inc., Class A	314,312
2,190	Globe Life, Inc.	313,104
25,670	Heritage Insurance Holdings, Inc.(a)	646,371
7,680	Lincoln National Corp.	309,734
12,860	NMI Holdings, Inc., Class A(a)	493,052
12,520	United Fire Group, Inc.	380,858
14,080	Universal Insurance Holdings, Inc.	370,304
		3,992,713
	Internet Media & Services — 1.47%
22,020	Angi Inc(a)	358,045
11,840	EverQuote, Inc.(a)	270,781
22,700	Lyft, Inc., Class A(a)	499,627
21,390	Upwork, Inc.(a)	397,212
		1,525,665
	Leisure Facilities & Services — 0.39%
3,870	Monarch Casino & Resort, Inc.	409,601

	Machinery — 1.57%
2,920	AGCO Corp.	312,644
1,880	Alamo Group, Inc.	358,892
6,287	Mueller Industries, Inc.	635,678
2,430	Oshkosh Corp.	315,171
		1,622,385
	Marine Transportation — 0.50%
5,216	Matson, Inc.	514,245

	Media — 0.99%
6,430	Fox Corporation, Class B	368,375
6,050	Fox Corporation, Class A	381,513
1,370	Nexstar Media Group, Inc.	270,904
		1,020,792
	Metals & Mining — 1.03%
16,980	Compass Minerals International, Inc.	326,016
30,800	Metals Acquisition Ltd(a)	376,068
44,994	SunCoke Energy, Inc.	367,151
		1,069,235
	Mortgage Real Estate Investment Trusts (REITs) — 0.32%
28,784	Rithm Capital Corp.	327,850

	Multi-Utilities — 0.51%
14,030	Avista Corp.	530,474

	Office REITs — 0.67%
11,298	Cousins Properties, Inc.	326,964
8,708	Kilroy Realty Corp.	367,913
		694,877
	Oil & Gas Producers — 0.85%
10,790	California Resources Corp.	573,812
5,890	HF Sinclair Corporation	308,283
		882,095
	Oil & Gas Services & Equipment — 1.13%
20,640	Innovex International, Inc.(a)	382,666
56,380	Oil States International, Inc.(a)	341,663
143,380	Transocean Ltd.	447,345
		1,171,674
	Oil, Gas & Consumable Fuels — 3.60%
12,824	APA Corp.	311,367
31,780	Ardmore Shipping Corp.	377,229
35,830	DHT Holdings, Inc.	428,168

See accompanying notes to financial statements.	5

Sterling Capital Behavioral Small Cap Value Fund

Schedule of Investments (continued)

September 30, 2025

Shares		Fair Value
COMMON STOCKS — (continued)
	Oil, Gas & Consumable Fuels — (continued)
13,250	Dorian LPT Ltd.	$394,850
10,670	International Seaways, Inc.	491,673
13,350	Magnolia Oil & Gas Corp., Class A	318,665
6,840	Ovintiv, Inc.	276,199
19,410	Permian Resources Corp.	248,448
8,810	Scorpio Tankers, Inc.	493,800
7,780	Teekay Tankers Ltd., Class A	393,279
		3,733,678
	Paper & Forest Products — 0.26%
6,040	Sylvamo Corp.	267,089

	Passenger Airlines — 1.52%
2,903	Copa Holdings SA, Class A	344,934
8,704	SkyWest, Inc.(a)	875,797
3,610	United Continental Holdings, Inc.(a)	348,365
		1,569,096
	Pharmaceuticals — 3.57%
9,279	Amphastar Pharmaceuticals, Inc.(a)	247,285
8,910	Collegium Pharmaceutical, Inc.(a)	311,761
8,070	Harmony Biosciences Holdings, Inc.(a)	222,409
2,736	Jazz Pharmaceuticals PLC(a)	360,605
30,080	Organon & Co.	321,254
14,820	Pacira Pharmaceuticals, Inc./DE(a)	381,911
16,830	Phibro Animal Health Corp., Class A	680,943
10,330	Royalty Pharma PLC, Class A	364,442
11,970	Supernus Pharmaceuticals, Inc.(a)	572,047
24,822	Viatris, Inc.	245,738
		3,708,395
	Professional Services — 0.45%
11,580	IBEX Holdings Ltd(a)	469,222

	Real Estate Management & Development — 0.97%
15,130	Forestar Group, Inc.(a)	402,307
4,170	Howard Hughes Holdings, Inc.(a)	342,649
16,659	RMR Group, Inc. (The), Class A	262,046
		1,007,002
	Real Estate Owners & Developers — 0.11%
950	McGrath RentCorp	111,435

	Real Estate Services — 0.58%
37,660	Cushman & Wakefield PLC(a)	599,547

	Reit — 0.93%
7,460	National Retail Properties, Inc.	317,572
21,730	Postal Realty Trust, Inc., Class A	340,943
7,650	Vornado Realty Trust	310,055
		968,570
	REIT — 0.40%
22,780	Alexander & Baldwin, Inc.	414,368

	Retail - Discretionary — 1.25%
26,830	Kohl's Corp.	412,377
9,680	Rush Enterprises, Inc., Class A	517,590
4,780	Sonic Automotive, Inc., Class A	363,710
		1,293,677
	Retail Reits — 0.41%
23,260	NETSTREIT Corp.	420,076

	Retail REITs — 0.52%
24,608	Kimco Realty Corp.	537,685

	Semiconductors — 0.39%
15,410	Penguin Solutions, Inc.(a)	404,975

	Semiconductors & Semiconductor Equipment — 1.40%
13,776	Amkor Technology, Inc.	391,238
20,140	Photronics, Inc.(a)	462,213
3,360	Qorvo, Inc.(a)	306,029

Shares		Fair Value
COMMON STOCKS — (continued)
	Semiconductors & Semiconductor Equipment — (continued)
3,880	Skyworks Solutions, Inc.	$298,682
		1,458,162
	Software — 2.60%
25,233	Adeia, Inc.	423,914
12,370	Computer Programs & Systems, Inc.(a)	249,503
14,500	Consensus Cloud Solutions, Inc.(a)	425,865
12,270	GigaCloud Technology Inc, Class A(a)	348,468
33,800	Mitek Systems, Inc.(a)	330,226
20,430	OneSpan, Inc.	324,633
10,090	RingCentral, Inc., Class A(a)	285,951
3,730	Zoom Video Communications, Inc.(a)	307,725
		2,696,285
	Specialized REITs — 1.20%
6,275	EPR Properties	364,013
24,090	Safehold, Inc.	373,154
15,550	VICI Properties, Inc.	507,085
		1,244,252
	Specialty Finance — 1.09%
7,460	Ally Financial, Inc.	292,432
1,610	Essent Group Ltd.	102,332
48,820	Invesco Mortgage Capital, Inc.	369,079
40,020	MFA Financial Inc	367,784
		1,131,627
	Specialty Retail — 2.75%
6,650	Buckle, Inc.	390,089
35,610	Sally Beauty Holdings, Inc.(a)	579,731
12,620	Signet Jewelers Ltd.	1,210,510
9,280	Urban Outfitters, Inc.(a)	662,870
		2,843,200
	Steel — 1.14%
14,270	Commercial Metals Co.	817,386
15,840	Ryerson Holding Corp.	362,102
		1,179,488
	Technology Hardware — 2.37%
39,820	Corsair Gaming Inc(a)	355,194
44,270	Cricut, Inc., Class A	278,458
21,520	Daktronics, Inc.(a)	450,198
5,950	Flex Ltd.(a)	344,922
17,130	NetScout Systems, Inc.(a)	442,468
20,140	ViaSat, Inc.(a)	590,102
		2,461,342
	Technology Hardware, Storage & Peripherals — 0.09%
23,960	Xerox Holdings Corp.	90,090

	Technology Services — 0.44%
22,460	DXC Technology Co.(a)	306,130
5,580	LiveRamp Holdings, Inc.(a)	151,441
		457,571
	Telecommunications — 0.75%
12,480	Globalstar, Inc.(a)	454,147
6,630	Millicom International Cellular S.A.	321,820
		775,967
	Trading Companies & Distributors — 0.39%
26,710	DNOW, Inc.(a)	407,328

	Transportation & Logistics — 0.32%
21,650	Navigator Holdings Ltd.	335,359

	Water Utilities — 0.34%
9,870	Consolidated Water Co. Ltd.	348,214

	Wholesale - Discretionary — 0.87%
34,760	Hudson Technologies, Inc.(a)	345,167
19,190	KAR Auction Services, Inc.(a)	552,288
		897,455

6	See accompanying notes to financial statements.

Sterling Capital Behavioral Small Cap Value Fund

Schedule of Investments (continued)

September 30, 2025

Shares		Fair Value
COMMON STOCKS — (continued)
	Wholesale - Discretionary — (continued)
	Total Common Stocks
	(Cost $85,202,316)	$102,211,526

Shares		Fair Value
MONEY MARKET FUNDS — 1.39%
1,440,198	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.00%(b)	1,440,198

	Total Money Market Funds
	(Cost $1,440,198)	1,440,198

Total Investments— 99.94%
(Cost $86,642,514)		103,651,724

Other Assets in Excess of Liabilities— 0.06%		66,442
NET ASSETS — 100.00%		$103,718,166

(a)	Non-income producing security.
(b)	Represents the current yield as of report date.

See accompanying notes to financial statements.	7

Sterling Capital Special Opportunities Fund

Schedule of Investments

September 30, 2025

Shares		Fair Value
COMMON STOCKS — 98.78%
	Asset Management — 2.97%
87,419	Apollo Global Management, Inc.	$11,650,330

	Capital Markets — 5.03%
131,161	Charles Schwab Corp. (The)	12,521,941
14,746	S&P Global, Inc.	7,177,026
		19,698,967
	Commercial Services & Supplies — 2.96%
258,078	Copart, Inc.(a)	11,605,768

	Communications Equipment — 2.04%
24,760	F5, Inc.(a)	8,002,184

	Construction Materials — 4.63%
151,274	CRH PLC	18,137,753

	Entertainment — 1.91%
28,992	Take-Two Interactive Software, Inc.(a)	7,490,373

	Health Care Equipment & Supplies — 6.20%
52,239	Danaher Corp.	10,356,904
207,122	DexCom, Inc.(a)	13,937,239
		24,294,143
	Health Care Facilities & Services — 3.00%
34,070	UnitedHealth Group, Inc.	11,764,371

	Health Care Providers & Services — 2.16%
19,825	HCA Healthcare, Inc.	8,449,415

	Household Durables — 3.20%
99,437	Lennar Corporation, Class A	12,533,039

	Insurance — 1.61%
67,204	Brown & Brown, Inc.	6,303,063

	Interactive Media & Services — 4.03%
64,900	Alphabet, Inc., Class C	15,806,395

	Internet & Direct Marketing Retail — 4.42%
78,892	Amazon.com, Inc.(a)	17,322,317

	IT Services — 5.20%
104,731	Akamai Technologies, Inc.(a)	7,934,421
24,904	CACI International, Inc., Class A(a)	12,421,617
		20,356,038
	Machinery — 3.96%
14,478	Deere & Co.	6,620,210
87,855	Mueller Industries, Inc.	8,883,019
		15,503,229
	Oil & Gas Producers — 1.53%
81,929	ONEOK, Inc.	5,978,359

	Pharmaceuticals — 4.37%
846,634	Teva Pharmaceutical Industries Ltd. - ADR(a)	17,102,007

	Real Estate Management & Development — 2.15%
53,347	CBRE Group, Inc., Class A(a)	8,405,353

	Semiconductors — 7.50%
109,884	Coherent Corp.(a)	11,836,704
208,777	Marvell Technology, Inc.	17,551,883
		29,388,587
	Semiconductors & Semiconductor Equipment — 10.53%
139,046	NVIDIA Corp.	25,943,202
50,723	NXP Semiconductors N.V.	11,551,149
26,248	Universal Display Corporation	3,770,000
		41,264,351
	Software — 13.59%
18,738	Intuit, Inc.	12,796,368
42,003	Microsoft Corp.	21,755,453
66,509	Oracle Corp.	18,704,991
		53,256,812

Shares		Fair Value
COMMON STOCKS — (continued)
	Technology Services — 3.53%
40,489	Visa, Inc., Class A	$13,822,135

	Wireless Telecommunication Services — 2.26%
36,933	T-Mobile US, Inc.	8,841,022
	Total Common Stocks
	(Cost $214,076,500)	386,976,011

Shares		Fair Value
MONEY MARKET FUNDS — 1.58%
6,201,274	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.00%(b)	6,201,274
	Total Money Market Funds
	(Cost $6,201,274)	6,201,274

Total Investments— 100.36%
(Cost $220,277,774)		393,177,285

Liabilities in Excess of Other Assets — (0.36)%		(1,426,732)
NET ASSETS — 100.00%		$391,750,553

(a)	Non-income producing security.
(b)	Represents the current yield as of report date.

8	See accompanying notes to financial statements.

Sterling Capital Equity Income Fund

Schedule of Investments

September 30, 2025

Shares		Fair Value
COMMON STOCKS — 98.12%
	Beverages — 3.26%
248,655	PepsiCo, Inc.	$34,921,108

	Biotechnology — 3.50%
162,077	AbbVie, Inc.	37,527,309

	Capital Markets — 14.31%
90,400	Ameriprise Financial, Inc.	44,409,000
469,049	Charles Schwab Corp. (The)	44,780,109
24,368	Goldman Sachs Group, Inc. (The)	19,405,457
192,292	Nasdaq, Inc.	17,008,227
160,832	Raymond James Financial, Inc.	27,759,603
		153,362,396
	Chemicals — 4.53%
101,992	New Linde PLC	48,446,200

	Commercial Support Services — 3.45%
167,195	Waste Management, Inc.	36,921,672

	Containers & Packaging — 0.91%
60,235	Avery Dennison Corp.	9,768,310

	Electrical Equipment — 3.66%
112,035	Rockwell Automation, Inc.	39,159,594

	Health Care Equipment & Supplies — 2.10%
168,244	Abbott Laboratories	22,534,601

	Health Care Providers & Services — 4.12%
86,242	Elevance Health, Inc.	27,866,514
46,749	UnitedHealth Group, Inc.	16,142,430
		44,008,944
	Hotels, Restaurants & Leisure — 3.42%
84,780	Domino's Pizza, Inc.	36,600,374

	Household Durables — 2.54%
160,721	DR Horton, Inc.	27,237,388

	Industrial Conglomerates — 3.01%
152,963	Honeywell International, Inc.	32,198,712

	Insurance — 12.15%
313,177	Aflac, Inc.	34,981,871
111,239	Everest Group, Ltd.	38,959,236
166,246	Marsh & McLennan Cos., Inc.	33,503,556
274,339	MetLife, Inc.	22,597,303
		130,041,966
	It Services — 2.80%
121,487	Accenture PLC, Class A - ADR	29,958,694

	Machinery — 2.57%
60,264	Deere & Co.	27,556,317

	Oil, Gas & Consumable Fuels — 3.28%
1,483,723	Coterra Energy, Inc.	35,090,049

	Pharmaceuticals — 0.31%
17,823	Johnson & Johnson	3,304,741

	Professional Services — 7.77%
155,882	Automatic Data Processing, Inc.	45,751,366
375,546	Booz Allen Hamilton Corp.	37,535,823
		83,287,189
	Semiconductors & Semiconductor Equipment — 5.07%
220,885	Analog Devices, Inc.	54,271,445

	Software — 4.92%
101,791	Microsoft Corp.	52,722,648

	Specialized REITs — 1.37%
359,847	CubeSmart	14,631,379

	Specialty Retail — 3.57%
94,389	Home Depot, Inc. (The)	38,245,479

Shares		Fair Value
COMMON STOCKS — (continued)
	Tobacco — 1.12%
181,130	Altria Group, Inc.	$11,965,448

	Trading Companies & Distributors — 4.38%
208,667	Exagen, Inc.	46,862,434
	Total Common Stocks
	(Cost $736,104,451)	1,050,624,397

Shares		Fair Value
MONEY MARKET FUNDS — 2.09%
22,381,632	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.00%(a)	22,381,632
	Total Money Market Funds
	(Cost $22,381,632)	22,381,632

Total Investments— 100.21%
(Cost $758,486,083)		1,073,006,029

Liabilities in Excess of Other Assets — (0.21)%		(2,296,543)
NET ASSETS — 100.00%		$1,070,709,486

(a)	Represents the current yield as of report date.

See accompanying notes to financial statements.	9

Sterling Capital Mid Cap Relative Value Fund

Schedule of Investments

September 30, 2025

Shares		Fair Value
COMMON STOCKS — 98.48%
	Aerospace & Defense — 2.97%
3,146	Curtiss-Wright Corp.	$1,708,089

	Automobile Components — 1.76%
6,499	Dorman Products, Inc.	1,013,064

	Banks — 6.98%
9,806	East West Bancorp, Inc.	1,043,849
47,983	Huntington Bancshares, Inc.	828,666
7,466	UMB Financial Corp.	883,601
9,526	Wintrust Financial Corp.	1,261,623
		4,017,739
	Building Products — 2.16%
3,782	Carlisle Cos., Inc.	1,244,127

	Capital Markets — 2.21%
2,589	Ameriprise Financial, Inc.	1,271,846

	Chemicals — 0.97%
16,925	Avient Corp.	557,679

	Construction & Engineering — 5.51%
14,925	MasTec, Inc.(a)	3,176,189

	Consumer Staples Distribution & Retail — 10.37%
14,640	BJ's Wholesale Club Holdings, Inc.(a)	1,365,180
4,873	Casey's General Stores, Inc.	2,754,805
17,786	Performance Food Group Co.(a)	1,850,455
		5,970,440
	Containers & Packaging — 2.13%
7,571	Avery Dennison Corp.	1,227,789

	Electrical Equipment — 1.93%
3,636	Powell Industries, Inc.	1,108,289

	Electronic Equipment, Instruments & Components — 3.03%
8,191	Arrow Electronics, Inc.(a)	991,111
4,730	CDW Corp.	753,394
		1,744,505
	Entertainment — 3.02%
6,722	Take-Two Interactive Software, Inc.(a)	1,736,696

	Financial Services — 2.13%
9,491	Fiserv, Inc.(a)	1,223,675

	Gas Utilities — 2.73%
20,041	Southwest Gas Corp.	1,570,012

	Health Care Equipment & Supplies — 1.01%
3,120	Becton Dickinson and Co.	583,970

	Health Care REITs — 1.82%
56,356	Sabra Health Care REIT, Inc.	1,050,476

	Household Durables — 1.82%
7,918	PulteGroup, Inc.	1,046,205

	Industrial REITs — 2.15%
7,321	EastGroup Properties, Inc.	1,239,153
	Insurance — 6.13%
7,647	American Financial Group, Inc.	1,114,321
16,030	First American Financial Corp.	1,029,767
7,628	Hanover Insurance Group, Inc. (The)	1,385,474
		3,529,562
	Life Sciences Tools & Services — 4.94%
5,750	ICON PLC(a)	1,006,250
9,279	Revvity, Inc.	813,304
2,109	Thermo Fisher Scientific, Inc.	1,022,908
		2,842,462
	Machinery — 2.67%
11,843	Oshkosh Corp.	1,536,037

Shares		Fair Value
COMMON STOCKS — (continued)
	Multi-Utilities — 3.38%
45,023	Nisource, Inc.	$1,949,496

	Oil, Gas & Consumable Fuels — 4.80%
4,008	Gulport Energy Corp.(a)	725,368
14,015	Matador Resources Co.	629,694
10,349	Phillips 66	1,407,671
		2,762,733
	Professional Services — 4.28%
4,938	CACI International, Inc., Class A(a)	2,462,976

	Residential REITs — 1.75%
7,213	Mid-America Apartment Communities, Inc.	1,007,872

	Retail REITs — 1.54%
31,942	Brixmor Property Group, Inc.	884,155

	Semiconductors & Semiconductor Equipment — 0.72%
5,366	Skyworks Solutions, Inc.	413,075

	Software — 5.58%
4,820	Commvault Systems, Inc.(a)	909,920
7,177	PTC, Inc.(a)	1,457,074
10,239	Zoom Video Communications, Inc.(a)	844,718
		3,211,712
	Specialized REITs — 1.91%
6,346	Digital Realty Trust, Inc.	1,097,096

	Specialty Retail — 1.64%
4,839	Williams-Sonoma, Inc.	945,783

	Trading Companies & Distributors — 4.44%
2,684	United Rentals, Inc.	2,562,307
	Total Common Stocks
	(Cost $33,963,196)	56,695,209

Shares		Fair Value
MONEY MARKET FUNDS — 1.66%
952,885	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.00%(b)	952,885
	Total Money Market Funds
	(Cost $952,885)	952,885

Total Investments— 100.14%
(Cost $34,916,081)		57,648,094

Liabilities in Excess of Other Assets — (0.14)%		(81,480)
NET ASSETS — 100.00%		$57,566,614

(a)	Non-income producing security.
(b)	Represents the current yield as of report date.

10	See accompanying notes to financial statements.

Sterling Capital Real Estate Fund

Schedule of Investments

September 30, 2025

Shares		Fair Value
COMMON STOCKS — 97.78%
	Equity Real Estate Investment Trusts (REITs) — 2.11%
47,669	Essential Properties Realty Trust, Inc.	$1,418,629

	Health Care REITs — 16.32%
93,718	Sabra Health Care REIT, Inc.	1,746,904
45,931	Ventas, Inc.	3,214,711
33,842	Welltower, Inc.	6,028,613
		10,990,228
	Hotel & Resort REITs — 3.04%
52,362	Apple Hospitality REIT, Inc.	628,868
15,856	Ryman Hospitality Properties, Inc.	1,420,539
		2,049,407
	Industrial REITs — 13.35%
11,488	EastGroup Properties, Inc.	1,944,459
31,142	First Industrial Realty Trust, Inc.	1,602,879
31,051	Prologis, Inc.	3,555,960
45,879	Rexford Industrial Realty, Inc.	1,886,086
		8,989,384
	Office REITs — 4.52%
17,863	Boston Properties, Inc.	1,327,935
163,441	Brandywine Realty Trust	681,549
32,449	Highwoods Properties, Inc.	1,032,527
		3,042,011
	Residential REITs — 14.92%
12,565	Camden Property Trust	1,341,691
8,302	Essex Property Trust, Inc.	2,222,113
64,956	Invitation Homes, Inc.	1,905,159
14,656	Mid-America Apartment Communities, Inc.	2,047,883
67,839	UDR, Inc.	2,527,682
		10,044,528
	Retail REITs — 11.95%
72,607	Brixmor Property Group, Inc.	2,009,762
36,261	InvenTrust Properties Corp.	1,037,790
88,247	Kite Realty Group Trust	1,967,908
48,404	NETSTREIT Corp.	874,176
63,700	Tanger Factory Outlet Centers, Inc.	2,155,608
		8,045,244
	Specialized REITs — 31.57%
28,550	American Tower Corp., Class A	5,490,736
34,176	CubeSmart	1,389,596
29,605	Digital Realty Trust, Inc.	5,118,112
3,803	Equinix, Inc.	2,978,662
16,866	Extra Space Storage, Inc.	2,377,094
6,875	SBA Communications Corp., Class A	1,329,281
79,185	VICI Properties, Inc.	2,582,223
		21,265,704
	Total Common Stocks
	(Cost $38,371,559)	65,845,135

Shares		Fair Value
MONEY MARKET FUNDS — 1.98%
1,332,159	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.00%(a)	1,332,159
	Total Money Market Funds
	(Cost $1,332,159)	1,332,159

Total Investments— 99.76%
(Cost $39,703,718)		67,177,294

Other Assets in Excess of Liabilities— 0.24%		159,140
NET ASSETS — 100.00%		$67,336,434

(a)	Represents the current yield as of report date.

See accompanying notes to financial statements.	11

Sterling Capital Small Cap Value Fund

Schedule of Investments

September 30, 2025

Shares		Fair Value
COMMON STOCKS — 99.29%
	Aerospace & Defense — 4.10%
34,546	Moog, Inc., Class A	$7,174,168

	Automobile Components — 3.88%
24,755	Dorman Products, Inc.(a)	3,858,809
215,732	Garret Motion, Inc.	2,938,270
		6,797,079
	Banking — 1.22%
28,540	Metropolitan Bank Holding Corp.	2,135,363

	Banks — 16.95%
83,469	Columbia Banking System, Inc.	2,148,492
67,224	Community Bank System, Inc.	3,942,015
83,104	Glacier Bancorp, Inc.	4,044,672
112,542	Old National Bancorp	2,470,297
28,790	QCR Holdings, Inc.	2,177,676
55,010	Trustmark Corp.	2,178,396
58,950	United Bankshares, Inc.	2,193,530
71,398	Webster Financial Corp.	4,243,897
47,360	Wintrust Financial Corp.	6,272,358
		29,671,333
	Capital Markets — 2.99%
21,984	Affiliated Managers Group, Inc.	5,241,645

	Chemicals — 2.07%
109,866	Avient Corp.	3,620,085

	Construction & Engineering — 4.24%
34,868	MasTec, Inc.(a)	7,420,259

	Consumer Staples Distribution & Retail — 9.94%
48,243	BJ's Wholesale Club Holdings, Inc.(a)	4,498,660
12,376	Casey's General Stores, Inc.	6,996,400
56,735	Performance Food Group Co.(a)	5,902,709
		17,397,769
	Electric Utilities — 2.06%
82,140	Portland General Electric Co.	3,614,160

	Electrical Equipment — 2.98%
46,120	EnerSys	5,209,715

	Electronic Equipment, Instruments & Components — 7.06%
51,692	Belden, Inc.	6,216,996
44,566	Crane NXT Co.	2,989,042
44,300	Eplus, Inc.	3,145,743
		12,351,781
	Energy Equipment & Services — 1.36%
222,950	Select Energy Services, Inc., Class A	2,383,336

	Entertainment — 2.41%
16,312	Take-Two Interactive Software, Inc.(a)	4,214,368

	Gas Utilities — 2.43%
54,250	Southwest Gas Corp.	4,249,945

	Household Durables — 2.38%
57,544	Meritage Homes Corp.	4,167,912

	Industrial REITs — 2.81%
95,638	First Industrial Realty Trust, Inc.	4,922,488

	Insurance — 3.06%
17,061	Hanover Insurance Group, Inc. (The)	3,098,789
27,899	Selective Insurance Group, Inc.	2,261,772
		5,360,561
	Life Sciences Tools & Services — 2.06%
13,772	West Pharmaceutical Services, Inc.	3,612,809

	Machinery — 6.95%
34,826	Crane Co.	6,412,860
44,441	Oshkosh Corp.	5,763,998
		12,176,858

Shares		Fair Value
COMMON STOCKS — (continued)
	Office REITs — 1.47%
80,892	Highwoods Properties, Inc.	$2,573,983

	Oil, Gas & Consumable Fuels — 3.05%
16,549	Chord Energy Corp.	1,644,474
40,311	Matador Resources Co.	1,811,173
75,552	Northern Oil and Gas, Inc.	1,873,689
		5,329,336
	Professional Services — 3.52%
12,356	CACI International, Inc., Class A(a)	6,162,926

	Retail REITs — 1.62%
83,581	Tanger Factory Outlet Centers, Inc.	2,828,381

	Semiconductors & Semiconductor Equipment — 2.65%
55,743	ON Semiconductor Corp.(a)	2,748,688
20,856	Qorvo, Inc.(a)	1,899,564
		4,648,252
	Software — 2.05%
17,652	PTC, Inc.(a)	3,583,709

	Trading Companies & Distributors — 3.98%
10,381	Herc Holdings, Inc.	1,211,047
6,035	United Rentals, Inc.	5,761,374
		6,972,421
	Total Common Stocks
	(Cost $54,509,334)	173,820,642

Shares		Fair Value
MONEY MARKET FUNDS — 0.68%
1,198,736	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.00%(b)	1,198,736
	Total Money Market Funds
	(Cost $1,198,736)	1,198,736

Total Investments— 99.97%
(Cost $55,708,070)		175,019,378

Other Assets in Excess of Liabilities— 0.03%		58,730
NET ASSETS — 100.00%		$175,078,108

(a)	Non-income producing security.
(b)	Represents the current yield as of report date.

12	See accompanying notes to financial statements.

Sterling Capital Ultra Short Bond Fund

Schedule of Investments

September 30, 2025

Principal Amount		Fair Value
CORPORATE BONDS — 42.20%
	AEROSPACE & DEFENSE — 0.87%
$250,000	Boeing Co. (The), 2.60%, 10/30/25	$249,609

	ASSET MANAGEMENT — 3.48%
250,000	Blackstone Secured Lending Fund, 3.63%, 1/15/26	249,371
250,000	Hercules Capital Inc, 2.63%, 9/16/26	245,539
215,000	Blackstone Private Credit Fund, 2.63%, 12/15/26	209,932
300,000	UBS Group AG, 1.31%, 2/02/27 (SOFRINDX + 98 bps)(a)(b)	296,878
		1,001,720
	AUTOMOTIVE — 1.91%
250,000	Ford Motor Credit Co LLC, 6.95%, 3/06/26	251,991
300,000	Hyundai Capital America, 5.50%, 3/30/26(a)	301,520
		553,511
	BANKING — 5.19%
300,000	Barclays PLC, 6.97%, 11/02/26 (H15T1Y + 305 bps)(b)	300,691
300,000	Societe Generale SA, 1.49%, 12/14/26 (H15T1Y + 110 bps)(a)(b)	298,138
250,000	Credit Agricole SA, 1.25%, 1/26/27(a)	247,367
400,000	Bank of America Corp, 1.73%, 7/22/27 (SOFRRATE + 96 bps)(b)	392,012
260,000	JPMorgan Chase & Co., 4.99%, 10/22/28 (O/N SOFR +86 bps)(b)	260,958
		1,499,166
	BANKS — 2.13%
364,000	Lloyds Banking Group PLC, 4.58%, 12/10/25	364,070
250,000	Australia & New Zealand Banking Group Ltd., 4.40%, 5/19/26(a)	250,319
		614,389
	BEVERAGES — 0.86%
250,000	Bacardi Ltd., 2.75%, 7/15/26(a)	246,579

	CAPITAL MARKETS — 1.59%
300,000	Blue Owl Capital Corp., 3.40%, 7/15/26	297,247
161,000	Brightsphere Investment Group, Inc., 4.80%, 7/27/26	160,451
		457,698
	ELECTRIC UTILITIES — 0.27%
78,000	Vistra Operations Co. LLC, 5.05%, 12/30/26(a)	78,448

	HEALTH CARE FACILITIES & SERVICES — 1.79%
300,000	HCA Inc., 5.25%, 6/15/26	300,594
215,000	IQVIA, Inc., 5.00%, 10/15/26(a)	214,738
		515,332
	INSURANCE — 4.31%
250,000	Reliance Standard Life Global Funding II, 5.24%, 2/02/26(a)	250,553
190,000	Brighthouse Financial Global Funding, 1.55%, 5/24/26(a)(c)	186,278
300,000	Athene Global Funding, 5.38%, 8/27/26 (SOFRIX + 103 bps)(a)(b)	301,588
250,000	SBL Holdings, Inc., 5.13%, 11/13/26(a)	252,063
250,000	Marsh & McLennan Cos, Inc., 4.83%, 11/08/27 (O/N SOFR + 70 bps)(b)	251,149
		1,241,631
	LEISURE FACILITIES & SERVICES — 0.25%
71,000	MGM Resorts International, 5.50%, 4/15/27	71,460

	LEISURE PRODUCTS — 0.70%
200,000	Mattel Inc, 5.88%, 12/15/27(a)	200,455

	MACHINERY — 0.87%
250,000	Regal Rexnord Corp., 6.05%, 2/15/26	251,210

	MORTGAGE REAL ESTATE INVESTMENT -TRUSTS (REITS) — 0.77%
225,000	Starwood Property Trust, Inc., 3.63%, 7/15/26(a)	222,422

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	OIL & GAS PRODUCERS — 6.32%
$300,000	MPLX LP, Class B, 1.75%, 3/01/26 $	296,853
200,000	Sabine Pass Liquefaction LLC, 5.88%, 6/30/26	200,658
300,000	ONEOK Inc, 5.55%, 11/01/26	303,799
250,000	Hess Midstream Operations LP, 5.88%, 3/01/28(a)	254,845
200,000	Civitas Resources Inc, 8.38%, 7/01/28(a)	207,310
275,000	Antero Resources Corp, 7.63%, 2/01/29(a)	280,255
275,000	Expand Energy Corp, 6.75%, 4/15/29(a)	277,870
		1,821,590
	REIT — 2.94%
102,000	Vornado Realty LP, 2.15%, 6/01/26	100,131
300,000	Tanger Properties LP, 3.13%, 9/01/26	296,564
250,000	VICI Properties LP / VICI Note Co., Inc., 4.25%, 12/01/26(a)	249,045
207,000	Global Net Lease Operating Partnership LP, 3.75%, 12/15/27(a)	200,915
		846,655
	SOFTWARE — 0.88%
250,000	Concentrix Corp., 6.65%, 8/02/26	253,716

	SPECIALTY FINANCE — 2.89%
250,000	Air Lease Corp., 2.88%, 1/15/26	248,895
300,000	Avolon Holdings Funding Ltd., 5.50%, 1/15/26(a)	300,397
285,000	AerCap Ireland Capital DAC, 1.75%, 1/30/26(c)	282,682
		831,974
	TELECOMMUNICATIONS — 0.86%
250,000	T-Mobile USA Inc., 2.25%, 2/15/26	248,036

	TRANSPORTATION & LOGISTICS — 2.38%
37,500	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.50%, 10/20/25(a)	37,454
250,000	Delta Air Lines, Inc., 7.38%, 1/15/26	251,198
148,000	United Airlines, Inc., 4.38%, 4/15/26(a)(c)	147,773
250,000	American Airlines Inc/AAdvantage Loyalty IP Ltd, 5.50%, 4/20/26(a)	250,110
		686,535
	TRANSPORTATION EQUIPMENT — 0.94%
271,000	Daimler Truck Finance North America LLC, 5.09%, 9/25/27 (O/N SOFR + 96 bps)(a)(b)	271,889
	Total (Cost $12,129,038)	12,164,025

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 37.91%
15,465	Fannie Mae, Series 140, Class BH, 2.50%, 1/25/27	15,369
96,509	Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A2B, 4.79%, 2/16/27 (SOFR30A + 42 bps)(b)	96,549
312,500	Avis Budget Rental Car Funding AESOP LLC, Series 2A, Class A, 2.02%, 2/20/27(a)	310,835
115,000	CarMax Auto Owner Trust 2021-3, Series 3, Class B, 1.00%, 3/15/27	114,831
200,000	Ford Credit Floorplan Master Owner Trust, Series 1, Class A2, 5.12%, 4/15/27 (SOFR30A + 75 bps)(a)(b)	200,446
13,358	GM Financial Consumer Automobile Receivables, Series 3, Class A3, 3.64%, 4/16/27	13,348
150,000	Hertz Vehicle Financing LLC, Series 1A, Class A, 5.49%, 6/25/27(a)	150,885
350,000	Ford Credit Auto Owner Trust, Series 2022-A, Class B, 1.91%, 7/15/27	348,210
18,796	OneMain Direct Auto Receivables Trust, Series 1A, Class A, 3.63%, 9/14/27(a)	18,780
452,000	GreatAmerica Leasing Receivables Funding LLC, Series 2, Class B, 1.31%, 9/15/27(a)	451,349
108,914	Carmax Select Receivables Trust, Series 2024-A, Class A2A, 5.78%, 9/15/27	109,264

See accompanying notes to financial statements.	13

Sterling Capital Ultra Short Bond Fund

Schedule of Investments (continued)

September 30, 2025

Principal Amount		Fair Value
ASSET BACKED SECURITIES — (continued)
$96,030	GM Financial Consumer Automobile Receivables, Series 4, Class A4, 0.99%, 10/18/27	$95,492
2,624	Santander Drive Auto Receivables Trust, Series 2022-4, 4.42%, 11/15/27	2,624
280,000	PFS Financing Corp., Series A, Class A, 5.22%, 1/15/28(a)	280,305
235,465	Bridgecrest Lending Auto Sec. Trust, Series 2025-2, Class A2, 4.84%, 1/18/28	235,628
50,000	Carmax Auto Owner Trust 2022-3, Series 3, Class A4, 4.06%, 2/15/28	49,976
78,794	World Omni Select Auto Trust, Series 2024-A, Class A2A, 5.37%, 2/15/28	78,929
150,929	World Omni Auto Receivables Trust, Series 2022-D, Class A3, 5.61%, 2/15/28	151,543
68,496	AmeriCredit Automobile Receivables Trust, Series 2024-1, Class A2A, 5.75%, 2/18/28	68,586
230,000	Ally Auto Receivables Trust, Series 2022-2, Class A4, 4.87%, 4/17/28	230,988
300,000	PFS Financing Corp., Series C, Class A, 5.17%, 4/17/28(a)(d)	300,383
11,908	OneMain Direct Auto Receivables Trust, Series 1A, Class A, 0.87%, 7/14/28(a)	11,877
160,000	Gracie Point International Funding 2025-1 LLC, Series 1A, Class B, 6.37%, 8/15/28 (SOFR30A + 200 bps)(a)(b)	160,433
115,000	Santander Drive Auto Receivables Trust, Series 2023-4, Class B, 5.77%, 12/15/28	116,361
250,000	Bridgecrest Lending Auto Securitization Trust, Series 3, Class A3, 4.83%, 1/15/29	250,792
188,937	Affirm Asset Securitization Trust, Series 2025-X1, Class A, 5.08%, 4/15/30(a)	189,332
161,469	Chenango Park CLO Ltd., Series 1A, Class A1AR, 5.37%, 4/15/30 (TSFR3M + 105 bps)(a)(b)	161,488
202,018	VOYA CLO, Series 2017-2A, Class A1R, 5.56%, 6/07/30(a)	202,044
250,000	Dryden CLO Ltd., Series 53A, Class BR, 5.60%, 1/15/31(a)(d)	250,258
157,231	KKR CLO Ltd., Series 21, Class A, 5.58%, 4/15/31 (TSFR3M + 126.20 bps)(a)(b)	157,250
37,371	OCP CLO Ltd., Series 2014-5A, Class A1R, 5.66%, 4/26/31 (TSFR3M + 108 bps)(a)(b)	37,381
247,367	Madison Park Funding XXIII Ltd., Series 23A, Class AR, 5.55%, 7/27/31(a)	247,691
210,539	Dryden Senior Loan Fund, Series 40A, Class AR2, 5.36%, 8/15/31(a)	210,653
300,000	Affirm Master Trust, Series 1A, Class A, 4.99%, 2/15/33(a)	302,401
250,000	Neuberger Berman Loan Advisers CLO 41 Ltd., Series 41A, Class AR, 5.35%, 4/15/34 (TSFR3M + 105 bps)(a)(b)(d)	250,268
263,000	ARES XLIV CLO Ltd, Series 44A, Class A1RR, 5.42%, 4/15/34 (TSFR3M + 113 bps)(a)(b)(d)	263,526
179,000	Goldentree Loan Management US Clo Ltd., Series 7A, Class ARR, 5.43%, 4/20/34(a)	179,086
285,000	Fort Greene Park CLO LLC, Series 2A, Class AR, 5.28%, 4/22/34 (TSFR3M + 95 bps)(a)(b)	285,276
185,619	OneMain Financial Issuance Trust, Series 3A, Class A, 5.94%, 5/15/34(a)	186,754
199,367	SoFi Consumer Loan Program Trust, Series 2025-2, Class A, 4.82%, 6/25/34(a)	200,408
292,000	RR 17, Ltd., Series 17A, Class A1AR, 5.13%, 7/15/34(a)	292,286
250,000	Magnetite XXXI Ltd., Class A1, 5.68%, 7/15/34(a)	250,332
275,000	Trinitas CLO XVI Ltd, Series 16A, Class A1R, 5.27%, 7/20/34(a)	275,099

Principal Amount		Fair Value
ASSET BACKED SECURITIES — (continued)
$265,000	LCM 33 Ltd, Series 33A, Class AR, 5.49%, 7/20/34 (TSFR3M + 118.00 bps)(a)(b)(d)	$265,429
250,000	Allegany Park CLO Ltd, Series 1A, Class ARR, 5.38%, 1/20/35 (TSFR3M + 110 bps)(a)(b)	250,113
264,079	Chesapeake Funding II LLC, Series 1A, Class A1, 5.52%, 5/15/36(a)	267,387
100,000	OneMain Financial Issuance Trust, Series 2021-1, Class A2, 5.13%, 6/16/36 (SOFR30A + 76 bps)(a)(b)	100,180
171,119	Fannie Mae, 6.35%, 7/01/36 (H15T1Y + 219.40 bps)(b)	176,182
250,000	OneMain Financial Issuance Trust 2023-2, Series 2A, Class A2, 5.87%, 9/15/36 (SOFR30A + 150 bps)(a)	252,544
225,371	SMB Private Education Loan Trust, Series B, Class A2B, 5.27%, 6/15/37(a)	225,483
150,186	Sierra Timeshare Rec Funding LLC, Series 2021-1, Class A, 0.99%, 11/20/37(a)	148,928
37,300	MVW 2019-2 LLC, Series 2A, Class A, 2.22%, 10/20/38(a)	37,037
248,520	Wheels Fleet Lease Funding 1 LLC, Series 1A, Class A2, 4.97%, 2/18/39 (TSFR1M + 83 bps)(a)(b)	249,192
256,030	MVW 2023-1, LLC., Series 1A, Class A, 4.93%, 10/20/40(a)	258,457
367,103	Tricon Residential Trust, Series 2025-SFR, Class A, 5.46%, 3/17/42 (TSFR1M + 110 bps)(a)(b)	367,805
153,000	Stack Infrastructure Issuer LLC, Series 1A, Class A2, 1.88%, 3/26/46(a)	150,855
116,823	SMB Private Education Loan Trust, Series 2024-C, Class A1B, 5.47%, 6/17/52 (SOFR30A + 110 bps)(a)(b)	116,682
253,736	Nelnet Student Loan Trust, Series 2025-A, Class A1B, 5.47%, 3/15/57(a)	252,734
	Total (Cost $10,872,516)	10,924,324

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 5.08%
178,869	Bridgecrest Lending Auto Sec. Trust, Series 2025-1, Class A2, 5.01%, 9/15/27	178,906
132,249	MMAF Equipment Finance LLC, Series 2022-A, Class A3, 3.20%, 1/13/28(a)	131,821
250,000	Palmer Square Loan Funding 2022-3 Ltd, Series 3A, Class A1BR, 5.72%, 4/15/31(a)	250,463
177,616	SoFi Consumer Loan Program Trust, Series 2025-1, Class A, 4.80%, 2/27/34(a)	178,503
275,000	Madison Park Funding XLV Ltd, Series 45A, Class ARR, 5.40%, 7/15/34(a)	275,404
235,265	Freddie Mac REMICS, Series 4838, Class VA, 4.00%, 3/15/36	234,813
215,292	Freddie Mac REMICS, Series 5216, Class JA, 3.25%, 5/25/38	213,524
	Total (Cost $1,459,575)	1,463,434

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 11.10%
77,878	Freddie Mac Multifamily Structured Pass Through, Series K052, Class A2, 3.15%, 11/25/25	77,623
323,210	BX Trust, Series 2021-BXMF, Class A, 4.90%, 10/15/26 (TSFR1M + 75.00 bps)(a)(b)	322,806
338,132	BX Trust, Series 2021-RISE, Class A, 5.01%, 11/15/36 (TSFR1M + 86.20 bps)(a)(b)	337,709
130,111	Hilton Grand Vacations Trust, Series 2023-1, Class A, 5.72%, 1/25/38(a)	132,938
153,719	ELP Commercial Mortgage Trust, Series 2021-ELP, Class C, 5.59%, 11/15/38(a)	153,527
88,844	BX Commercial Mortgage Trust, Series 2021-CIP, Class B, 5.54%, 12/15/38(a)	88,789

14	See accompanying notes to financial statements.

Sterling Capital Ultra Short Bond Fund

Schedule of Investments (continued)

September 30, 2025

Principal
Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$17,232	Government National Mortgage Association, Series 144, Class GA, 2.50%, 12/20/40	$17,157
3,827	CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, 3.72%, 8/15/48	3,819
202,378	Wells Fargo Commercial Mortgage Trust, Series P2, Class A4, 3.81%, 12/15/48	201,854
309,288	Citigroup Commercial Mortgage Trust, Series P3, Class A3, 3.06%, 4/15/49	307,778
170,000	Citigroup Commercial Mortgage Trust, Series 2016-C1, 3.21%, 5/10/49	168,711
350,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series C29, Class A4, 3.33%, 5/15/49	347,392
340,000	CSAIL Commercial Mortgage Trust, Series 2015-C7, Class A5, 3.50%, 11/15/49	336,694
200,000	JPMCC Commercial Mortgage Securities Trust, Series JP5, Class A5, 3.72%, 3/15/50	198,073
380,000	COMM Mortgage Trust, Series COR2, Class A3, 3.51%, 9/10/50	372,336
133,000	Wells Fargo Commercial Mortgage Trust 2017-C40, Series C40, Class A3, 3.32%, 10/15/50	131,030
	Total (Cost $3,151,114)	3,198,236

Principal Amount		Fair Value
U.S. GOVERNMENT & AGENCIES — 1.21%
350,000	United States Treasury Bill, 0.00%, 10/21/25	349,214

	Total (Cost $349,175)	349,214

Shares		Fair Value
MONEY MARKET FUNDS — 1.84%
529,342	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.00%(e)	529,342
	Total Money Market Funds
	(Cost $529,342)	529,342

Total Investments— 99.34%
(Cost $28,490,760)		28,628,575

Other Assets in Excess of Liabilities— 0.66%		191,093
NET ASSETS — 100.00%		$28,819,668

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of September 30, 2025. The maturity date reflected is the final maturity date.
(c)	All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the year ended September 30, 2025 is $616,733, which represents 2.1% of net assets.
(d)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(e)	Represents the current yield as of report date.

See accompanying notes to financial statements.	15

Sterling Capital Short Duration Bond Fund

Schedule of Investments

September 30, 2025

Shares		Fair Value
PREFERRED STOCKS — 0.47%
	Insurance — 0.47%
7,700	Reinsurance Group of America, Inc., 5.78%(a)	$191,422
	Total Preferred Stocks
	(Cost $192,885)	191,422

Principal
Amount		Fair Value
CORPORATE BONDS — 55.89%
	AEROSPACE & DEFENSE — 2.20%
$365,000	Boeing Co. (The), 6.26%, 5/01/27	375,555
250,000	Howmet Aerospace, Inc., 6.75%, 1/15/28	264,513
253,000	Lockheed Martin Corp, 4.15%, 8/15/28	254,578
		894,646
	ASSET MANAGEMENT — 3.77%
371,000	Blackstone Private Credit Fund, 3.25%, 3/15/27	363,917
268,000	Blue Owl Technology Finance Corp., 6.10%, 3/15/28(b)	271,446
157,000	Golub Capital Private Credit Fund, 5.45%, 8/15/28(b)	157,820
139,000	Ares Strategic Income Fund, 5.45%, 9/09/28(b)	140,084
300,000	Ares Strategic Income Fund, 4.85%, 1/15/29(b)	296,886
300,000	UBS Group AG, 4.25%, 12/23/29(b)(f)	299,289
		1,529,442
	AUTOMOTIVE — 0.56%
225,000	Ford Motor Credit Co. LLC, 5.80%, 3/05/27	227,276

	BANKING — 4.85%
325,000	Nordea Bank Abp, 4.38%, 3/17/28(b)	328,397
325,000	Citigroup Inc., 4.64%, 5/07/28 (SOFRRATE + 114.30 bps)(c)	327,248
250,000	Manufacturers & Traders Trust Co, 4.76%, 7/06/28	252,408
200,000	Standard Chartered PLC, 5.55%, 1/21/29 (H15T1Y + 105 bps)(b)(c)	204,867
450,000	Bank of America Corp., 4.98%, 1/24/29 (SOFRRATE + 83 bps)(c)	458,318
375,000	Wells Fargo & Co, 6.30%, 10/23/29 (SOFRRATE + 179 bps)(c)	397,186
		1,968,424
	BANKS — 5.04%
300,000	Danske Bank A/S, 5.43%, 3/01/28(b)	305,111
528,000	Morgan Stanley, 5.56%, 4/13/28(f)	539,823
497,000	JPMorgan Chase & Co., 5.57%, 4/22/28(f)	507,855
350,000	Bank of Nova Scotia (The), 4.40%, 9/08/28 (SOFR + 100 bps)(c)	351,818
339,000	Barclays PLC, 4.84%, 9/10/28 (SOFR + 134 bps)(c)	342,430
		2,047,037
	BIOTECH & PHARMA — 1.31%
247,000	Eli Lilly & Co., 4.55%, 2/12/28	250,682
281,000	Zoetis, Inc., 4.15%, 8/17/28	281,973
		532,655
	CAPITAL MARKETS — 2.02%
411,000	Brightsphere Investment Group, Inc., 4.80%, 7/27/26(d)	409,598
400,000	Blackstone Secured Lending Fund, 5.88%, 11/15/27	409,873
		819,471
	CHEMICALS — 0.21%
85,000	Ecolab Inc., 4.30%, 6/15/28	85,678

	COMMERCIAL SERVICES & SUPPLIES — 0.85%
339,000	Element Fleet Management Corp., 5.64%, 3/13/27(b)	345,393

	COMMERCIAL SUPPORT SERVICES — 0.19%
76,000	Prime Security Services Borrower LLC, 5.75%, 4/15/26(b)	76,311

	CONSUMER FINANCE — 0.99%
396,000	American Express Co., 5.10%, 2/16/28	401,314

	ELECTRIC UTILITIES — 4.17%
380,000	Duke Energy Corp., 4.85%, 1/05/27(d)	383,690

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	ELECTRIC UTILITIES — (continued)
$400,000	FirstEnergy Corp., 3.90%, 7/15/27	$397,547
184,000	NextEra Energy Capital Holdings Inc, 4.69%, 9/01/27	186,001
350,000	Entergy Louisiana LLC, 3.25%, 4/01/28	344,293
281,000	Dominion Energy Inc., 4.60%, 5/15/28	283,827
100,000	Georgia Power Co, 4.00%, 10/01/28	99,998
		1,695,356
	FOOD — 0.84%
337,000	Mars, Inc., 4.60%, 3/01/28(b)	341,121

	FORESTRY, PAPER & WOOD PRODUCTS — 0.21%
85,000	Georgia-Pacific LLC, 4.40%, 6/30/28(b)	85,726

	HOME CONSTRUCTION — 0.83%
335,000	Meritage Homes Corp., 5.13%, 6/06/27	337,893

	INSTITUTIONAL FINANCIAL SERVICES — 1.04%
70,000	LPL Holdings, Inc., 5.70%, 5/20/27	71,320
350,000	Sumitomo Mitsui Trust Bank Ltd., 4.45%, 9/10/27(b)	352,544
		423,864
	INSURANCE — 6.36%
439,000	SBL Holdings, Inc., 5.13%, 11/13/26(b)	442,621
400,000	F&G Global Funding, 5.88%, 6/10/27(b)	410,301
425,000	Athene Global Funding, 5.35%, 7/09/27(b)	432,952
345,000	GA Global Funding Trust, 4.40%, 9/23/27(b)	345,699
96,000	Sammons Financial Group Global Funding, 5.05%, 1/10/28(b)	97,626
162,000	Corebridge Global Funding, 4.25%, 8/21/28(b)	162,070
415,000	RGA Global Funding, 4.35%, 8/25/28(b)	415,425
280,000	SBL Holdings Inc, 5.90%, 9/26/28(b)	281,168
		2,587,862
	LEISURE FACILITIES & SERVICES — 0.97%
99,000	MGM Resorts International, 5.50%, 4/15/27	99,641
292,000	Starbucks Corp, 4.50%, 5/15/28	294,872
		394,513
	LEISURE PRODUCTS — 0.72%
300,000	Mattel Inc, 3.75%, 4/01/29(b)	291,219

	MACHINERY — 0.61%
246,000	John Deere Capital Corp, 4.25%, 6/05/28	248,031

	MORTGAGE REAL ESTATE INVESTMENT -TRUSTS (REITS) — 1.19%
489,000	Starwood Property Trust, Inc., 3.63%, 7/15/26(b)	483,397

	MULTI-UTILITIES — 0.93%
390,000	Ameren Corp., 1.95%, 3/15/27	377,988

	OIL & GAS PRODUCERS — 4.44%
333,000	Permian Resources Operating LLC, 8.00%, 4/15/27(b)	338,172
340,000	APA Corp, 4.88%, 11/15/27	340,697
275,000	ONEOK Inc., 5.63%, 1/15/28(b)	280,972
327,000	Woodside Finance Ltd., 4.90%, 5/19/28	331,065
198,000	Civitas Resources Inc, 8.38%, 7/01/28(b)	205,237
300,000	Hess Midstream Operations LP, 6.50%, 6/01/29(b)	309,401
		1,805,544
	REIT — 1.42%
256,000	LXP Industrial Trust, 6.75%, 11/15/28	272,122
325,000	CubeSmart LP, 2.25%, 12/15/28	306,044
		578,166
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.55%
220,000	Broadcom, Inc., 5.05%, 7/12/27	223,800

	SOFTWARE — 0.78%
312,000	Synopsys, Inc., 4.65%, 4/01/28	315,492

	SPECIALTY FINANCE — 2.68%
248,000	OneMain Finance Corp., 3.50%, 1/15/27	242,376

16	See accompanying notes to financial statements.

Sterling Capital Short Duration Bond Fund

Schedule of Investments (continued)

September 30, 2025

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	SPECIALTY FINANCE — (continued)
$325,000	Ladder Capital Finance Holdings LLLP, 4.25%, 2/01/27(b)	$322,130
113,000	Avolon Holdings Funding Ltd., 4.95%, 1/15/28(b)	114,134
425,000	AerCap Ireland Capital DAC, 3.00%, 10/29/28	409,569
		1,088,209
	TECHNOLOGY HARDWARE — 2.22%
300,000	Hewlett Packard Enterprise Co, 4.05%, 9/15/27	299,443
300,000	Motorola Solutions Inc., 4.60%, 2/23/28	303,121
300,000	Dell International LLC / EMC Corp, 4.15%, 2/15/29(e)	299,282
		901,846
	TECHNOLOGY SERVICES — 0.73%
292,000	Fiserv, Inc., 5.15%, 3/15/27	295,811

	TELECOMMUNICATIONS — 1.36%
227,500	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC, 5.15%, 3/20/28(b)	228,361
300,000	Sprint Capital Corporation, 6.88%, 11/15/28	322,803
		551,164
	TOBACCO & CANNABIS — 0.73%
295,000	Philip Morris International Inc., 4.13%, 4/28/28	295,529

	TRANSPORTATION & LOGISTICS — 1.12%
150,000	Delta Air Lines Inc., 4.95%, 7/10/28	151,820
300,000	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.75%, 10/20/28(b)	301,687
		453,507
	Total (Cost $22,433,844)	22,703,685

Principal
Amount		Fair Value
ASSET BACKED SECURITIES — 28.87%
75,043	OneMain Direct Auto Receivables Trust, Series 1A, Class A, 3.63%, 9/14/27(b)	74,980
240,000	Americredit Automobile Receivables Trust, Series 1, Class C, 2.98%, 9/20/27	238,240
588,000	Hertz Vehicle Financing III LP, Series 2A, Class A, 1.68%, 12/27/27(b)	573,136
545,000	AmeriCredit Automobile Receivables Trust, Series 2, Class C, 5.32%, 4/18/28	548,840
200,000	BANK5 Trust, Series 2024-5YR5, 6.27%, 2/15/29	208,687
500,000	PFS Financing Corp., Series D, Class A, 5.34%, 4/16/29(b)	509,250
220,000	Avis Budget Rental Car Funding AESOP LLC, Series 1A, Class A, 4.80%, 8/20/29(b)	222,843
392,000	OneMain Direct Auto Receivables Trust, Series 1A, Class A, 5.41%, 11/14/29(b)	395,368
300,000	Avis Budget Rental Car Funding AESOP LLC, Series 3A, Class A, 4.17%, 2/20/30(b)	298,926
270,000	PenFed Auto Receivables Owner Trust 2025-A, Series A, Class A3, 4.03%, 7/15/30(b)	269,755
550,000	Dryden CLO Ltd., Series 53A, Class BR, 5.60%, 1/15/31(b)(f)	550,566
450,000	Santander Drive Auto Receivables Trust, Series 2025-2, 4.87%, 5/15/31	454,251
178,058	ARI Fleet Lease Trust, Series B, Class A2, 6.05%, 7/15/32(b)	179,569
424,000	Affirm Master Trust, Series 1A, Class A, 4.99%, 2/15/33(b)	427,394
414,000	Neuberger Berman Loan Advisers CLO 41 Ltd., Series 41A, Class AR, 5.35%, 4/15/34 (TSFR3M + 105 bps)(b)(c)(f)	414,443
420,000	ARES XLIV CLO Ltd, Series 44A, Class A1RR, 5.42%, 4/15/34 (TSFR3M + 113 bps)(b)(c)	420,840
290,000	Goldentree Loan Management US Clo Ltd., Series 7A, Class ARR, 5.43%, 4/20/34(b)	290,139

Principal Amount		Fair Value
ASSET BACKED SECURITIES — (continued)
$275,000	Magnetite XXXI Ltd., Class A1, 5.68%, 7/15/34(b)	$275,366
417,000	LCM 33 Ltd, Series 33A, Class AR, 5.49%, 7/20/34 (TSFR3M + 118.00 bps)(b)(c)	417,676
369,000	Allegany Park CLO Ltd, Series 1A, Class ARR, 5.38%, 1/20/35 (TSFR3M + 110 bps)(b)(c)	369,166
282,064	Fannie Mae, 6.35%, 7/01/36 (H15T1Y + 219.40 bps)(c)	290,409
364,337	BX Trust, Series 2021-RISE, Class C, 5.71%, 11/15/36(b)	363,881
500,000	Wheels Fleet Lease Funding 1 LLC, Series 2A, Class A1, 4.41%, 5/18/40(b)	502,710
309,213	Hilton Grand Vacations Trust, Series 2024-3A, Class A, 4.98%, 8/27/40(b)	312,245
246,339	Sierra Timeshare Receivables Funding LLC, Series 2024-2A, Class A, 5.14%, 6/20/41(b)	248,757
135,280	Sierra Timeshare Receivables Funding LLC, Series 3A, Class A, 4.83%, 8/20/41(b)	136,031
526,280	Tricon Residential Trust, Series 2025-SFR, Class A, 5.46%, 3/17/42 (TSFR1M + 110 bps)(b)(c)	527,287
425,572	MVW LLC, Series 2024-2, Class A, 4.43%, 3/20/42(b)	425,472
310,089	HINNT LLC, Series 2025-A, Class A, 5.01%, 3/15/44(b)	313,383
357,000	Morgan Stanley Bank of America, Series C31, Class A5, 3.10%, 11/15/49	351,738
401,191	SMB Private Education Loan Trust, Series 2021-B, Class A, 1.31%, 7/17/51(b)(d)	376,999
358,536	Navient Refinance Loan Trust, Series A, Class A, 5.15%, 2/16/55(b)	362,855
423,398	Navient Private Education Refi Loan Trust, Series 2021-F, 1.11%, 2/18/70(b)	377,593
	Total (Cost $11,641,480)	11,728,795

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.73%
391,240	ELP Commercial Mortgage Trust, Series 2021-ELP, Class C, 5.59%, 11/15/38(b)	390,751
78,016	BX Commercial Mortgage Trust, Series 2021-ACNT, Class C, 5.76%, 11/15/38(b)	78,002
287,204	BX Commercial Mortgage Trust, Series 2021-CIP, Class B, 5.54%, 12/15/38(b)	287,025
261,884	SMR Mortgage Trust, Series 2022-IND, Class A, 5.80%, 2/15/39(b),(c)	261,777
938	CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, 3.72%, 8/15/48	936
415,092	CD Mortgage Trust, Series 2016-CD2, Class A4, 3.53%, 11/10/49	403,830
410,000	CD Mortgage Trust, Series 2017-CD3, Class A4, 3.63%, 2/10/50	397,990
225,000	JPMCC Commercial Mortgage Securities Trust, Series JP5, Class A5, 3.72%, 3/15/50	222,832
160,000	COMM Mortgage Trust, Series COR2, Class A3, 3.51%, 9/10/50	156,773
75,000	Benchmark Mortgage Trust, Series 2023-V2, Class A3, 5.81%, 5/15/55(c)	77,522
228,000	BMO Mortgage Trust, Series 2023-5C1, 7.36%, 8/15/56	241,588
100,000	BANK5 Trust, Series 2023-5YR3, Class AS, 7.56%, 9/15/56	107,348
100,000	BANK5 Trust, Series 2023-5YR4, Class AS, 7.27%, 12/15/56	106,918
	Total (Cost $2,697,266)	2,733,292

See accompanying notes to financial statements.	17

Sterling Capital Short Duration Bond Fund

Schedule of Investments (continued)

September 30, 2025

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 5.21%
$420,000	Point Au Roche Park CLO Ltd, Series 1A, Class A, 5.67%, 7/20/34(b),(c)	$420,462
6,881	Fannie Mae, Series 72, Class NA, 2.50%, 8/25/42	6,824
271,154	Fannie Mae, Series 35, Class CB, 2.00%, 2/25/43	263,715
163,871	Fannie Mae, Series 100, Class DA, 3.00%, 2/25/43	160,552
6,599	Fannie Mae, Series 71, Class PD, 2.50%, 3/25/43	6,574
185,729	Freddie Mac, Series 4828, Class QA, 3.50%, 3/15/47	183,646
558,982	Chase Home Lending Mortgage Trust, Series 2019- ATR2, Class A3, 3.50%, 8/25/49(b)	506,960
150,000	CSAIL Commercial Mortgage Trust, Series 2015-C7, Class A5, 3.50%, 11/15/49	148,541
400,000	Benchmark Mortgage Trust, Series 2023-V3, Class A3, 6.36%, 7/15/56	419,330
	Total (Cost $2,187,599)	2,116,604

Principal Amount		Fair Value
MUNICIPAL BONDS — 0.24%
	New York — 0.24%
95,000	City of New York NY, 4.67%, 2/1/28	96,570
	Total (Cost $95,000)	96,570

Principal Amount		Fair Value
U.S. GOVERNMENT & AGENCIES — 1.92%
840,000	United States Treasury Note/Bond, 1.00%, 7/31/28	780,970
	Total (Cost $776,823)	780,970

Shares		Fair Value
MONEY MARKET FUNDS — 1.17%
474,554	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.00%(g)	474,554
	Total Money Market Funds
	(Cost $474,554)	474,554

Total Investments— 100.50%
(Cost $40,499,451)		40,825,892

Liabilities in Excess of Other Assets — (0.50)%		(204,671)
NET ASSETS — 100.00%		$40,621,221

(a)	Non-income producing security.
(b)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(c)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of September 30, 2025. The maturity date reflected is the final maturity date.
(d)	All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the year ended September 30, 2025 is $996,881, which represents 2.5% of net assets.
(e)	This security was purchased on a when-issued or forward commitment basis (Note 3)
(f)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(g)	Represents the current yield as of report date.

18	See accompanying notes to financial statements.

Sterling Capital Short Duration Bond Fund

Schedule of Futures Contracts

September 30, 2025

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
CBOT 2 Year US Treasury Note	11	12/31/2025	$2,294,015	$2,292,383	$(1,632)

See accompanying notes to financial statements.	19

Sterling Capital Intermediate U.S. Government Fund

Schedule of Investments

September 30, 2025

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 3.59%
$100,000	BANK5 Trust, Series 2024-5YR5, 6.27%, 2/15/29	$104,344
183,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-1A, Class A, 5.36%, 6/20/30(a)	189,265
100,000	BANK Trust, Series 2024-BNK48, Class A5, 5.05%, 9/15/34	101,776
57,988	United States Small Business Administration, Series 2015-20G, Class 1, 2.88%, 7/01/35(c)	54,482
150,000	BANK5 Trust, Series 2024-5YR6, Class A3, 6.23%, 5/15/57	158,428
100,000	BANK5 Trust, Series 2024-5YR6, Class AS, 6.79%, 5/15/57	106,229
	Total (Cost $703,696)	714,524

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 12.24%
86,899	Fannie Mae-Aces, Series 2015-M17, Class A2, 3.10%, 11/25/25	86,652
210,000	Freddie Mac Multifamily Structured Pass Through, Series K060, Class A2, 3.30%, 10/25/26	208,505
478,963	Freddie Mac Multifamily Structured Pass Through, Series K061, Class A2, 3.35%, 11/25/26	474,195
358,587	Fannie Mae-Aces, Series 2017-M7, Class A2, 2.96%, 2/25/27	353,887
187,452	Fannie Mae-Aces, Series 2017-M8, Class A2, 3.06%, 5/25/27	184,724
125,000	Freddie Mac Multifamily Structured Pass Through, Series K066, Class A2, 3.12%, 6/25/27 (Special footnote)	123,367
170,858	Freddie Mac Multifamily Structured Pass Through, Series K069, Class A2, 3.19%, 9/25/27	168,419
275,000	Freddie Mac Multifamily Structured Pass Through, Series K079, Class A2, 3.93%, 6/25/28	274,914
377,362	Fannie Mae-Aces, Series 2018-M10, Class A2, 3.47%, 7/25/28	372,098
26,000	BMO Mortgage Trust, Series 2023-5C1, 7.36%, 8/15/56	27,549
150,000	BANK5 Trust, Series 2023-5YR3, Class AS, 7.56%, 9/15/56	161,023
	Total (Cost $2,470,305)	2,435,333

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — 35.44%
	Fannie Mae — 23.24%
127,848	4.00%, 12/01/33, Pool #MA1689	126,729
33,097	4.00%, 12/01/36, Pool #MA2856	32,685
31,825	4.00%, 2/01/37, Pool #MA2914	31,435
323,251	1.50%, 12/01/40, Pool #MA4202	270,380
193,754	5.00%, 8/01/41, Pool #FA2689	198,657
99,231	6.00%, 9/01/43, Pool #MA5158	101,897
29,726	4.00%, 5/01/47, Pool #BE9598	28,304
96,386	3.50%, 12/01/47, Pool #CA0833	89,562
42,932	5.00%, 8/01/48, Pool #CA2219	43,430
41,899	3.50%, 9/01/49, Pool #BJ9608	38,724
49,076	3.50%, 10/01/49, Pool #CA4431	45,279
76,533	3.00%, 3/01/50, Pool #FM2714	68,024
169,145	3.00%, 7/01/50, Pool #CA6421	149,212
173,270	3.00%, 7/01/50, Pool #CA6422	152,824
142,435	2.00%, 8/01/50, Pool #CA6799	116,592

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Fannie Mae — (continued)
158,536	2.50%, 8/01/50, Pool #CA6707	136,508
221,926	2.00%, 9/01/50, Pool #CA7019	181,149
252,192	2.50%, 9/01/50, Pool #BQ2883	213,957
115,575	2.50%, 9/01/50, Pool #BQ0538	98,131
387,842	3.50%, 9/01/50, Pool #FS5284	358,289
312,673	2.00%, 10/01/50, Pool #CA7224	254,964
250,294	2.50%, 10/01/50, Pool #FM4638	213,045
232,587	2.50%, 10/01/50, Pool #FM4530	197,852
159,960	4.00%, 7/01/52, Pool #FS2516	151,206
365,013	4.50%, 11/01/52, Pool #FS6858	357,280
118,903	5.00%, 11/01/52, Pool #CB5278	118,691
169,487	5.50%, 2/01/54, Pool #FA0202	171,847
281,623	6.00%, 5/01/54, Pool #FM2472	290,967
165,609	5.50%, 11/01/54, Pool #FS9801	167,340
221,924	5.00%, 4/01/55, Pool #CC0236	220,454
		$4,625,414
	Federal Farm Credit Banks Funding Corp. — 0.35%
86,000	2.40%, 3/24/36	70,185

	Federal Home Loan Banks — 0.27%
60,000	1.90%, 10/07/31	52,911

	Freddie Mac — 11.05%
77,992	4.00%, 12/01/35, Pool #ZA2401	77,122
47,752	4.00%, 3/01/39, Pool #ZA6403	46,921
165,156	2.00%, 12/01/40, Pool #RB5090	143,084
110,052	3.50%, 1/01/47, Pool #ZT0941	102,233
79,858	3.00%, 12/01/51, Pool #SD8184	70,771
99,307	3.50%, 6/01/52, Pool #SD2670	92,261
147,506	4.50%, 6/01/52, Pool #SD1265	144,553
150,939	4.50%, 8/01/52, Pool #SD1515	147,602
225,507	5.00%, 9/01/52, Pool #RA7936	225,719
156,812	4.00%, 2/01/53, Pool #SD7560	150,318
141,080	5.50%, 2/01/53, Pool #QF8052	143,157
161,424	5.00%, 3/01/53, Pool #SD2390	161,298
79,102	6.00%, 5/01/53, Pool #SD3072	81,474
135,254	6.00%, 7/01/53, Pool #SD3223	138,610
176,993	5.50%, 6/01/54, Pool #SD5479	180,432
280,232	6.00%, 9/01/54, Pool #SD6337	288,263
		2,193,818
	Ginnie Mae II — 0.53%
24,154	5.00%, 11/20/38, Pool #4283	24,185
86,202	4.00%, 7/20/52, Pool #786280	81,339
		105,524
	Total (Cost $7,495,382)	7,047,852

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 21.81%
101,509	Freddie Mac, Series 3787, Class LM, 4.00%, 1/15/31	101,604
53,852	Freddie Mac, Series 4151, Class PA, 2.00%, 1/15/33	51,186

20	See accompanying notes to financial statements.

Sterling Capital Intermediate U.S. Government Fund

Schedule of Investments (continued)

September 30, 2025

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
148,063	Fannie Mae-Aces, Series M1, Class 1A3, 3.55%, 1/25/33	139,727
175,000	Freddie Mac, Series 4172, Class KB, 3.00%, 2/15/33	164,599
209,659	Ginnie Mae, Series 181, Class AV, 5.50%, 2/20/33	213,812
57,773	Fannie Mae, Series 2013-44, Class DJ, 1.85%, 5/25/33	54,166
23,534	Fannie Mae, Series 2003-44, Class Q, 3.50%, 6/25/33	23,077
146,830	Ginnie Mae, Series 2023-79, Class DV, 5.50%, 5/20/34	149,258
85,098	Fannie Mae, Series 2005-31, Class PB, 5.50%, 4/25/35	87,788
30,770	Ginnie Mae, Series 2013-133, Class PL, 3.50%, 2/16/37	30,361
490,025	Fannie Mae-Aces, Series M1, Class 2A1, 4.05%, 12/25/37	479,186
137,584	Freddie Mac, Series 4863, Class AJ, 3.50%, 7/15/38	133,712
50,618	Freddie Mac, Series 4122, Class BC, 3.00%, 5/15/40	48,334
139,960	Ginnie Mae, Series 137, Class WA, 5.59%, 7/20/40	144,862
150,000	Ginnie Mae, Series 81, Class AL, 4.50%, 8/20/40	148,468
99,877	Progress Residential Trust, Series SFR1, Class A, 3.40%, 2/17/42(a)	95,409
160,132	Fannie Mae, Series 2012-87, Class MB, 2.00%, 5/25/42	151,312
12,620	Fannie Mae, Series 2016-49, Class DA, 3.50%, 10/25/42	12,566
112,453	Fannie Mae, Series 2012-150, Class KA, 1.75%, 1/25/43	95,096
135,766	Freddie Mac, Series 4173, Class NB, 3.00%, 3/15/43	125,160
315,000	Freddie Mac, Series 4669, Class QY, 3.50%, 9/15/44	306,309
38,423	Ginnie Mae, Series 2015-162, Class EB, 2.50%, 9/20/44	36,471
498,592	Freddie Mac, Series 4601, Class NJ, 1.90%, 9/15/45	446,996
141,379	Fannie Mae, Series 2016-49, Class PA, 3.00%, 9/25/45	133,923
84,233	Freddie Mac, Series 4656, Class PA, 3.50%, 10/15/45	82,118
121,856	Fannie Mae, Series 2016-24, Class CD, 1.75%, 2/25/46	106,032
181,273	Fannie Mae, Series 2016-88, Class PK, 2.50%, 3/25/46	167,841
77,305	Freddie Mac, Series 5380, Class A, 5.50%, 9/25/47	77,771
216,188	Fannie Mae, Series 2019-25, Class PD, 2.50%, 5/25/48	195,569
183,397	Freddie Mac, Series 4942, Class NC, 2.50%, 10/25/49	162,088
177,293	Ginnie Mae, Series 2022-137, Class PA, 4.00%, 5/20/52	173,652
	Total (Cost $4,420,613)	$4,338,453

Principal Amount		Fair Value
MUNICIPAL BONDS — 0.20%
	Wisconsin — 0.20%
$40,000	State of Wisconsin, TXB, Revenue Bonds, Pension Fundings Series A, (AGM), 5.70%, 5/1/26(c)	40,419
	Total (Cost $40,316)	40,419

Principal Amount		Fair Value
U.S. TREASURY BONDS & NOTES — 25.75%
1,350,000	United States Treasury Strip, 0.00%, 5/15/29	1,179,701
1,100,200	United States Treasury Note, 1.13%, 2/15/31(c)	961,386
2,400,000	United States Treasury Note, 2.75%, 8/15/32(c)	2,231,155
1,000,000	United States Treasury Strip, 0.00%, 11/15/32	749,972
	Total (Cost $5,104,935)	5,122,214

Shares		Fair Value
MONEY MARKET FUNDS — 0.71%
141,542	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.00%(d)	141,542
	Total Money Market Funds
	(Cost $141,542)	$141,542

Total Investments— 99.74%
(Cost $20,376,789)		19,840,337

Other Assets in Excess of Liabilities— 0.26%		52,056
NET ASSETS — 100.00%		$19,892,393

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of September 30, 2025. The maturity date reflected is the final maturity date.
(c)	All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the year ended September 30, 2025 is $535,973, which represents 2.7% of net assets.
(d)	Represents the current yield as of report date.

AGM	Assured Guaranty Municipal Corp.
TXB	Taxable Bond

See accompanying notes to financial statements.	21

Sterling Capital Total Return Bond Fund

Schedule of Investments

September 30, 2025

Principal
Amount		Fair Value
CORPORATE BONDS — 21.68%
	AEROSPACE & DEFENSE — 0.62%
$2,190,000	BAE Systems PLC, 5.13%, 3/26/29(a)	$2,255,320
1,978,000	Boeing Co. (The), 6.30%, 5/01/29	2,099,147
2,483,000	Boeing Co. (The), 5.71%, 5/01/40	2,533,609
3,028,000	RTX Corp., 4.50%, 6/01/42	2,738,188
		9,626,264
	ASSET MANAGEMENT — 0.27%
2,522,000	Apollo Debt Solutions BDC, 6.90%, 4/13/29	2,651,571
1,540,000	Ares Finance Co. III LLC, 4.13%, 6/30/51 (H15T5Y + 323.70 bps)(a)(b)	1,515,291
		4,166,862
	AUTOMOTIVE — 0.04%
670,000	Hyundai Capital America, 5.40%, 6/23/32(a)	689,812

	BANKING — 1.96%
1,959,000	Barclays PLC, 5.09%, 6/20/30(c)	1,985,270
4,065,000	Macquarie Group Ltd, 2.69%, 6/23/32(a)(b)	3,672,430
2,421,000	Mitsubishi UFJ Financial Group Inc., 2.49%, 10/13/32 (H15T1Y + 97 bps)(b)	2,157,493
3,051,000	Fifth Third Bancorp, 4.34%, 4/25/33(b)	2,973,539
5,651,000	Bank of America Corp, 5.02%, 7/22/33(b)	5,774,006
2,992,000	Wells Fargo & Co., 4.90%, 7/25/33 (SOFR + 210 bps)(b)	3,039,658
1,923,000	US Bancorp, 4.84%, 2/01/34(b)	1,931,420
3,008,000	Bank of America Corp., 5.74%, 2/12/36 (SOFRRATE + 169.70 bps)(b)	3,125,218
3,980,000	Wells Fargo & Co., 5.61%, 4/23/36(b)	4,176,815
1,333,000	JPMorgan Chase & Co, 5.58%, 7/23/36 (SOFRRATE + 163.50 bps)(b)	1,381,897
		30,217,746
	BANKS — 2.26%
2,070,000	Huntington Bancshares, Inc., 6.07%, 8/21/29	2,178,546
5,122,000	JPMorgan Chase & Co., 5.01%, 1/23/30	5,247,236
1,546,000	Citizens Financial Group, Inc., 5.84%, 1/23/30	1,611,370
1,604,000	Comerica, Inc., 5.98%, 1/30/30 (SOFR + 215.50 bps)(b)	1,669,197
3,042,000	Sumitomo Mitsui Financial Group, Inc., 2.13%, 7/08/30	2,754,637
3,721,000	Wells Fargo & Co., 2.88%, 10/30/30	3,523,049
6,530,000	Citigroup, Inc., 2.98%, 11/05/30	6,181,568
2,114,000	Toronto-Dominion Bank (The), 3.63%, 9/15/31 (USSW5 + 220.50 bps)(b)	2,096,844
4,120,000	Westpac Banking Corp., GMTN, 4.32%, 11/23/31 (USISOA05 + 224 bps)(b)	4,107,992
3,490,000	JPMorgan Chase & Co., 4.91%, 7/25/33(b)	3,558,777
2,046,000	Bank of America Corp., 5.29%, 4/25/34(c)	2,116,832
		35,046,048
	BEVERAGES — 0.18%
2,760,000	Bacardi Ltd. / Bacardi-Martini BV, 5.40%, 6/15/33(a)	2,788,344

	BIOTECH & PHARMA — 0.47%
2,151,000	Pfizer Investment Enterprises Pte Ltd., 4.65%, 5/19/30	2,191,337
2,445,000	CSL Finance PLC, 4.25%, 4/27/32(a)	2,409,850
1,861,000	Zoetis, Inc., 5.00%, 8/17/35	1,879,574
752,000	Eli Lilly & Co, 5.55%, 10/15/55 (FIXED)	773,626
		7,254,387
	BIOTECHNOLOGY — 0.25%
3,687,000	Amgen, Inc., 5.25%, 3/02/30	3,822,010

	CABLE & SATELLITE — 0.38%
1,653,000	Charter Communications Operating LLC, 6.10%, 6/01/29	1,734,647
1,134,000	Charter Communications Operating LLC, 6.65%, 2/01/34	1,211,789
2,680,000	Charter Communications Operating LLC, 6.55%, 6/01/34	2,856,121
		5,802,557
	CAPITAL MARKETS — 0.60%
1,058,000	Ares Management Corp., 6.38%, 11/10/28	1,118,873

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	CAPITAL MARKETS — (continued)
$3,509,000	BlackRock, Inc., 1.90%, 1/28/31(d)	$3,127,569
4,787,000	Morgan Stanley, MTN, 5.25%, 4/21/34	4,936,468
		9,182,910
	CONSUMER SERVICES — 0.30%
2,317,000	Duke University, 3.30%, 10/01/46	1,687,647
3,898,000	Lehigh University, 3.48%, 11/15/46	2,923,854
		4,611,501
	DIVERSIFIED TELECOMMUNICATION SERVICES — 0.24%
4,555,000	AT&T, Inc., 3.50%, 6/01/41	3,641,163

	E-COMMERCE DISCRETIONARY — 0.13%
2,600,000	Amazon.com Inc, 2.88%, 5/12/41	1,994,999

	ELECTRIC UTILITIES — 1.97%
3,629,000	NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/32	3,206,608
3,659,000	FirstEnergy Transmission LLC, 4.75%, 1/15/33(a)	3,651,847
2,240,000	CenterPoint Energy Houston Electric LLC, 5.15%, 3/01/34	2,294,302
2,976,000	DTE Electric Co, 5.25%, 5/15/35	3,062,021
1,863,000	NRG Energy Inc, 5.41%, 10/15/35(a),(e)	1,869,336
2,421,000	Duke Energy Florida LLC, 6.40%, 6/15/38	2,719,326
3,248,000	Indiana Michigan Power Co., 4.55%, 3/15/46	2,841,068
3,984,000	Duke Energy Progress LLC, 3.60%, 9/15/47	3,022,453
2,644,000	Puget Sound Energy, Inc., 4.22%, 6/15/48	2,167,327
2,755,000	Southwestern Public Service Co., 3.15%, 5/01/50	1,858,508
3,131,000	Entergy Louisiana LLC, 5.70%, 3/15/54	3,159,555
647,000	Nevada Power Co., 6.25%, 5/15/55 (H15T5Y + 193.60 bps)(b)	656,123
		30,508,474
	FINANCIAL SERVICES — 0.10%
1,550,000	KKR Group Finance Co. III LLC, 5.13%, 6/01/44(a)	1,471,566

	FOOD — 0.40%
3,599,000	Mars, Inc., 5.20%, 3/01/35(a)	3,678,670
2,600,000	Kraft Heinz Foods Co., 5.00%, 6/04/42	2,400,207
		6,078,877
	GAS & WATER UTILITIES — 0.19%
2,883,000	Southern Co Gas Capital Corp, 5.10%, 9/15/35	2,890,536

	HEALTH CARE EQUIPMENT & SUPPLIES — 0.19%
2,811,000	GE HealthCare Technologies, Inc., 5.86%, 3/15/30	2,978,254

	HEALTH CARE FACILITIES & SERVICES — 0.46%
1,916,000	IQVIA, Inc., 6.25%, 2/01/29	2,016,849
2,601,000	HCA, Inc., 5.50%, 6/01/33	2,702,281
2,419,000	CVS Health Corp, 6.05%, 6/01/54	2,446,907
		7,166,037
	HOME CONSTRUCTION — 0.24%
1,415,000	DR Horton Inc., 4.85%, 10/15/30	1,443,142
2,201,000	Meritage Homes Corp, 5.65%, 3/15/35	2,234,828
		3,677,970
	HOUSEHOLD DURABLES — 0.10%
1,570,000	Meritage Homes Corp., 3.88%, 4/15/29(a)	1,528,382

	INSTITUTIONAL FINANCIAL SERVICES — 0.27%
4,614,000	Morgan Stanley, 2.51%, 10/20/32(b)	4,116,415

	INSURANCE — 1.65%
2,933,000	SBL Holdings, Inc., 5.13%, 11/13/26(a)	2,957,198
2,297,000	GA Global Funding Trust, 5.50%, 1/08/29(a)	2,376,570
2,192,000	Fortitude Group Holdings LLC, 6.25%, 4/01/30(a)	2,275,951
1,392,000	RGA Global Funding, 5.50%, 1/11/31(a)	1,452,219
1,654,000	Enstar Group Ltd., 3.10%, 9/01/31	1,477,270
3,678,000	Athene Holding Ltd., 5.88%, 1/15/34	3,849,196
1,456,000	SBL Holdings, Inc., 7.20%, 10/30/34(a)	1,459,880
2,090,000	American National Group Inc, 6.00%, 7/15/35(a)	2,133,582
1,712,000	Transatlantic Holdings, Inc., 8.00%, 11/30/39	2,147,477

22	See accompanying notes to financial statements.

Sterling Capital Total Return Bond Fund

Schedule of Investments (continued)

September 30, 2025

Principal
Amount		Fair Value
CORPORATE BONDS — (continued)
	INSURANCE — (continued)
$2,904,000	Meiji Yasuda Life Insurance Co., 5.20%, 10/20/45(a)(b)	$2,902,814
939,000	Global Atlantic Fin Co., 6.75%, 3/15/54(a)	992,773
1,400,000	Athene Holding Ltd., 6.63%, 10/15/54	1,412,579
		25,437,509
	INTERACTIVE MEDIA & SERVICES — 0.16%
2,484,000	Meta Platforms, Inc., 5.40%, 8/15/54	2,454,146

	IT SERVICES — 0.15%
2,300,000	Gartner, Inc., 4.50%, 7/01/28(a)	2,281,219

	MACHINERY — 0.15%
2,190,000	Caterpillar Inc., 5.20%, 5/15/35	2,265,794

	MEDICAL EQUIPMENT & DEVICES — 0.16%
2,791,000	Baxter International Inc, 2.54%, 2/01/32	2,446,846

	METALS & MINING — 0.75%
2,330,000	Steel Dynamics, Inc., 5.38%, 8/15/34	2,408,747
2,904,000	Glencore Funding LLC, 5.67%, 4/01/35(a)	3,018,220
3,929,000	Freeport-McMoRan Inc., 5.45%, 3/15/43	3,784,337
2,249,000	Anglo American Capital PLC, 6.00%, 4/05/54(a)	2,311,159
		11,522,463
	MULTI-UTILITIES — 0.30%
2,870,000	Sempra, 3.80%, 2/01/38	2,453,303
2,449,000	CMS Energy Corp., 4.70%, 3/31/43	2,161,364
		4,614,667
	OIL & GAS PRODUCERS — 0.38%
1,873,000	Energy Transfer LP, 3.75%, 5/15/30	1,818,814
2,320,000	Woodside Finance Ltd., 6.00%, 5/19/35	2,421,655
1,849,000	APA Corp., 5.10%, 9/01/40(a)	1,627,046
		5,867,515
	OIL, GAS & CONSUMABLE FUELS — 0.94%
3,421,000	Aker BP ASA, 3.75%, 1/15/30(a)	3,303,819
2,525,000	Pioneer Natural Resources Co., 1.90%, 8/15/30	2,267,658
2,060,000	Targa Resources Corp., 6.50%, 3/30/34	2,243,077
2,213,000	Diamondback Energy, Inc., 5.40%, 4/18/34	2,259,213
2,393,000	MPLX LP, 4.50%, 4/15/38	2,164,495
1,961,000	ONEOK, Inc., 7.15%, 1/15/51	2,197,153
		14,435,415
	REIT — 1.19%
3,279,000	American Tower Trust, Series 2018-1, Class A, 3.65%, 3/15/28(a)(d)	3,223,222
2,070,000	LXP Industrial Trust, 2.70%, 9/15/30	1,891,387
3,096,000	Store Capital LLC, 2.75%, 11/18/30	2,814,335
2,200,000	Tanger Properties LP, 2.75%, 9/01/31	1,971,183
1,625,000	Invitation Homes Operating Partnership LP, 4.15%, 4/15/32	1,570,941
2,453,000	Extra Space Storage LP, 4.95%, 1/15/33	2,467,467
2,085,000	Prologis Targeted US Logistics Fund LP, 5.50%, 4/01/34(a)	2,165,067
2,260,000	Phillips Edison Grocery Center, 4.95%, 1/15/35	2,225,929
		18,329,531
	RETAIL - DISCRETIONARY — 0.15%
2,586,000	Lowe's Cos Inc., 1.70%, 10/15/30	2,275,828

	SEMICONDUCTORS — 0.45%
1,497,000	Microchip Technology Inc., 5.05%, 2/15/30	1,530,876
1,800,000	Broadcom Inc, 4.20%, 10/15/30	1,796,930
3,362,000	Foundry JV Holdco LLC, 6.15%, 1/25/32(a)	3,593,420
		6,921,226
	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.23%
3,659,000	Broadcom, Inc., 4.93%, 5/15/37(a)	3,649,187

	SOFTWARE — 0.30%
1,830,000	Oracle Corp, 5.88%, 9/26/45	1,834,968
2,727,000	Oracle Corp., 6.13%, 8/03/65	2,737,548
		$4,572,516

Principal
Amount		Fair Value
CORPORATE BONDS — (continued)
	SPECIALTY FINANCE — 0.81%
$2,815,000	Aircastle Ltd / Aircastle Ireland DAC, 5.00%, 9/15/30(a)	2,836,076
1,322,000	AerCap Ireland Capital DAC, 6.15%, 9/30/30	1,416,149
2,787,000	Ally Financial Inc., 5.54%, 1/17/31 (SOFRINDX + 173 bps)(b)	2,839,150
2,481,000	Ladder Capital Finance Holdings LLLP, 7.00%, 7/15/31(a)	2,601,042
2,695,000	American Express Co., 5.44%, 1/30/36 (SOFRINDX + 132 bps)(b)	2,803,002
		12,495,419
	TECHNOLOGY HARDWARE — 0.62%
2,526,000	Motorola Solutions Inc., 4.85%, 8/15/30	2,574,135
2,612,000	Hewlett Packard Enterprise Co, 4.40%, 10/15/30	2,596,142
1,800,000	Dell International LLC / EMC Corp, 4.75%, 10/06/32(e)	1,791,953
2,616,000	Dell International LLC / EMC Corp., 5.50%, 4/01/35	2,702,189
		9,664,419
	TECHNOLOGY SERVICES — 0.31%
2,572,000	Fiserv Inc, 5.15%, 8/12/34	2,602,742
2,176,000	Verisk Analytics, Inc., 5.25%, 3/15/35	2,218,297
		4,821,039
	TELECOMMUNICATIONS — 0.55%
2,409,000	AT&T, Inc., 4.30%, 2/15/30	2,414,245
2,431,000	Sprint Capital Corp., 8.75%, 3/15/32	2,961,648
3,084,000	T-Mobile USA, Inc., 6.00%, 6/15/54	3,193,080
		8,568,973
	TOBACCO & CANNABIS — 0.33%
2,166,000	Philip Morris International, Inc., 5.13%, 2/15/30	2,238,421
2,638,000	BAT Capital Corp., 6.42%, 8/02/33	2,896,075
		5,134,496
	TRANSPORTATION & LOGISTICS — 0.48%
2,642,000	United Airlines Inc, 4.63%, 4/15/29(a)	2,601,548
2,518,000	Delta Air Lines Inc., 5.25%, 7/10/30	2,568,844
2,338,000	Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	2,249,478
		7,419,870
	Total (Cost $330,311,859)	334,439,192

Principal Amount		Fair Value
MUNICIPAL BONDS — 1.05%
	Alabama — 0.17%
2,675,000	Alabama Economic Settlement Authority, Economic Imports, Taxable BP - Settlement Revenue Series B, 4.26%, 9/15/32(d)	2,665,664

	California — 0.09%
1,145,000	State of California, Build America Bonds, School Improvements G.O., 7.63%, 3/1/40(d)	1,388,660

	New York — 0.79%
5,000,000	City of New York NY, 5.68%, 10/1/33	5,399,174
345,000	Metropolitan Transportation Authority, Taxable Green Bonds, Green Purpose Revenue Bonds Series C2, 5.18%, 11/15/49	318,376
7,130,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Public Improvements, Taxable Revenue, Callable 2/1/27 @ 100, 3.00%, 11/1/33	6,405,187
	Total (Cost $16,448,258)	16,177,061

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 12.81%
8,720,000	Carvana Auto Receivables Trust, Series P2, Class B, 1.27%, 3/10/27	8,627,577
5,741,000	BANK5 Trust, Series 2024-5YR5, 6.27%, 2/15/29	5,990,355

See accompanying notes to financial statements.	23

Sterling Capital Total Return Bond Fund

Schedule of Investments (continued)

September 30, 2025

Principal Amount		Fair Value
ASSET BACKED SECURITIES — (continued)
$13,050,000	OneMain Direct Auto Receivables Trust, Series 1A, Class A, 5.41%, 11/14/29(a)	$13,162,136
4,543,000	Avis Budget Rental Car Funding AESOP LLC, Series 8A, Class A, 6.02%, 2/20/30(a)	4,769,587
3,127,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-1A, Class A, 5.36%, 6/20/30(a)	3,234,064
9,600,000	Dryden CLO Ltd., Series 53A, Class BR, 5.60%, 1/15/31(b)(c)	9,609,888
17,494,000	Hertz Vehicle Financing III LLC, Series 2A, Class 5.48%, 1/27/31(a)	17,906,523
232,026	New Century Home Equity Loan Trust, Series 4, Class M1, 5.40%, 10/25/33(d)	232,688
1,816	RAAC Trust, STEP, Series 2004-SP1, Class AI3, 6.12%, 3/25/34	1,807
13,027,000	Neuberger Berman Loan Advisers CLO 41 Ltd., Series 41A, Class AR, 5.35%, 4/15/34 (TSFR3M + 105 bps)(a) (b)(c)	13,040,939
14,967,000	LCM 33 Ltd, Series 33A, Class AR, 5.49%, 7/20/34 (TSFR3M + 118.00 bps)(b)(c)	14,991,246
1,026,433	Saxon Asset Securities Trust, Series 3, Class M1, 5.17%, 12/26/34 (TSFR1M + 101 bps)(b)	998,443
20,805,000	OneMain Financial Issuance Trust, Series 1A, Class A1, 1.55%, 6/16/36(a)	20,109,493
2,863,975	BX Trust, Series 2021-RISE, Class C, 5.71%, 11/15/36(a)	2,860,395
15,000,000	CIFC Funding Ltd., Series 2017-3A, Class AR, 5.87%, 4/20/37 (TSFR3M + 154 bps)(a)(c)	15,059,700
10,500,335	CARLYLE US CLO Ltd., Series 2017-3A, Class A1R2, 5.73%, 10/21/37(b)(c)	10,550,422
13,303,000	Toyota Auto Loan Extended Note Trust, Series 2025-1A, Class A, 4.65%, 5/25/38(a)	13,557,115
3,410,688	MVW LLC, Series 2024-2, Class A, 4.43%, 3/20/42(a)	3,409,891
2,234,000	VDCM Commercial Mortgage Trust 2025-AZ, Series AZ, Class C, 6.03%, 7/13/44(a)(b)	2,263,363
12,760,369	SMB Private Education Loan Trust, Series 2024-E, Class A-1A, 5.09%, 10/16/56(a)	12,921,750
5,192,000	BANK5 Trust, Series 2024-5YR6, Class A3, 6.23%, 5/15/57	5,483,748
9,377,000	BANK5 Trust, Series 2024-5YR6, Class AS, 6.79%, 5/15/57	9,961,068
8,664,000	BANK5 2025-5YR17, Series 5YR17, Class A3, 5.23%, 11/15/58	8,937,487
	Total (Cost $196,456,260)	197,679,685

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 9.64%
4,077,327	FRESB Mortgage Trust, Series SB52, Class A10F, 3.48%, 6/25/28	3,999,084
1,396,000	Benchmark Mortgage Trust, Series V6, Class A3, 5.93%, 3/15/29	1,459,757
5,293,000	Benchmark Mortgage Trust, Series V6, Class AS, 6.38%, 3/15/29	5,542,676
1,400,618	Fannie Mae-Aces, Series 2019-M9, Class A2, 2.94%, 6/25/29	1,355,074
3,386,000	Freddie Mac Multifamily Structured Pass Through, Series K153, Class A3, 3.12%, 10/25/31	3,174,364
8,536,000	Freddie Mac Multifamily Structured Pass Through, Series K155, Class A3, 3.75%, 4/25/33	8,196,870
20,021	CSFB Mortgage-Backed Pass-Through Certificates, Series 1, Class 2A1, 6.50%, 2/25/34	20,059
36,389	CHL Mortgage Pass-Through Trust, Series 3, Class A4, 5.75%, 4/25/34	36,298
8,974	Citigroup Mortgage Loan Trust, Inc., Series NCM2, Class 3CB2, 6.50%, 8/25/34(d)	8,962

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$3,058,516	ELP Commercial Mortgage Trust, Series 2021-ELP, Class C, 5.59%, 11/15/38(a)(b)	$3,054,692
2,665,811	BX Commercial Mortgage Trust, Series 2021-ACNT, Class C, 5.76%, 11/15/38(a)	2,665,338
2,614,305	BX Commercial Mortgage Trust, Series 2021-CIP, Class B, 5.54%, 12/15/38(a)(b)	2,612,671
2,597,776	SMR Mortgage Trust, Series 2022-IND, Class A, 5.80%, 2/15/39(a)	2,596,713
3,108	Freddie Mac, Series 4710, Class GA, 3.00%, 3/15/44	3,102
1,008,283	JP Morgan Chase Commercial Mortgage, Series C3, Class B, 5.01%, 2/15/46(a)	982,010
1,625,960	Wells Fargo Commercial Mortgage Trust, Series P2, Class A4, 3.81%, 12/15/48	1,621,756
4,314,000	CD Mortgage Trust, Series 2016-CD2, Class A4, 3.53%, 11/10/49	4,196,961
2,562,000	Morgan Stanley Capital I Trust, Series BNK2, Class A4, 3.05%, 11/15/49	2,512,731
2,209,000	GS Mortgage Securities Trust, Series 2016-GS4, Class A4, 3.44%, 11/15/49	2,185,808
1,517,000	JP Morgan Chase Commercial Mortgage, Series JP4, Class A4, 3.65%, 12/15/49	1,501,091
5,198,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series C32, Class A4, 3.72%, 12/15/49	5,157,287
723,000	Wells Fargo Commercial Mortgage Trust, Series C37, Class A5, 3.79%, 12/15/49	717,654
530,000	CD Mortgage Trust, Series 2017-CD3, Class A4, 3.63%, 2/10/50	514,476
3,742,000	JPMCC Commercial Mortgage Securities Trust, Series JP5, Class A5, 3.72%, 3/15/50	3,705,948
1,337,000	Citigroup Commercial Mortgage Trust, Series P7, Class A4, 3.71%, 4/14/50	1,319,332
7,241,000	COMM Mortgage Trust, Series COR2, Class A3, 3.51%, 9/10/50	7,094,959
8,591,000	Wells Fargo Commercial Mortgage Trust, Series C40, Class A4, 3.58%, 10/15/50	8,472,408
8,910,000	Morgan Stanley Capital I, Series HR2, Class A4, 3.59%, 12/15/50	8,796,877
9,850,000	Morgan Stanley Capital I Trust, Series H3, Class A5, 4.18%, 7/15/51	9,786,629
3,447,000	CFCRE Commercial Mortgage Trust, Series C7, Class A3, 3.84%, 12/10/54	3,409,736
3,127,000	Benchmark Mortgage Trust, Series V2, Class AS, 6.54%, 5/15/55	3,254,457
8,156,000	Benchmark Mortgage Trust, Series 2024-V7, Class A3, 6.23%, 5/15/56	8,622,922
6,548,000	Benchmark Mortgage Trust, Series 2024-V7, Class AS, 6.53%, 5/15/56	6,902,115
2,002,000	BMO Mortgage Trust, Series 2023-5C1, 7.36%, 8/15/56	2,121,308
3,607,000	BANK5 Trust, Series 2023-5YR3, Class AS, 7.56%, 9/15/56	3,872,050
5,789,000	BANK5 Trust, Series 2023-5YR4, Class AS, 7.27%, 12/15/56	6,189,459
8,434,000	Benchmark Mortgage Trust, Series V5, Class A3, 5.81%, 1/10/57	8,787,358
2,940,000	BBCMS Mortgage Trust, Series 5C25, Class A3, 5.95%, 3/15/57	3,078,099
2,002,000	BBCMS Mortgage Trust, Series 5C25, Class AS, 6.36%, 3/15/57	2,089,350
6,847,000	BMO 2025-5C12 Mortgage Trust, Series 5C12, Class A3, 5.18%, 10/15/58(e)	7,040,730
	Total (Cost $150,902,294)	148,659,171

24	See accompanying notes to financial statements.

Sterling Capital Total Return Bond Fund

Schedule of Investments (continued)

September 30, 2025

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 6.23%
$460,716	Freddie Mac, Series 4136, Class HZ, 3.50%, 11/15/27	$458,467
2,107,000	BANK5, Series 2023-5YR4, Class B, 7.86%, 12/15/28	2,256,436
324,000	Freddie Mac, Series 4160, Class HH, 2.50%, 12/15/32	307,286
7,948,985	Ginnie Mae, Series 132, Class DV, 6.00%, 7/20/34	8,115,029
94,893	Ginnie Mae, Series 2008-51, Class PG, 5.00%, 6/20/38	95,758
139,877	Freddie Mac, Series 3632, Class PK, 5.00%, 2/15/40	142,452
2,262,557	Ginnie Mae, Series 2014-2, Class AG, 2.28%, 3/20/40	2,016,691
282	Freddie Mac, Series 4077, Class PJ, 3.50%, 11/15/40	282
728,312	Freddie Mac, Series 3762, Class LN, 4.00%, 11/15/40	698,881
434,833	Fannie Mae, Series 2011-38, Class D, 4.50%, 5/25/41(d)	437,419
9,343,455	Progress Residential Trust, Series SFR1, Class A, 3.40%, 2/17/42(a)	8,925,543
3,453,221	Freddie Mac, Series 5427, Class HZ, 3.50%, 8/15/42	2,872,285
6,956,976	Freddie Mac, Series 4112, Class PB, 4.00%, 9/15/42	6,708,260
891,000	Fannie Mae, Series 2013-70, Class CY, 3.50%, 7/25/43	778,705
225,122	Freddie Mac, Series 4328, Class KD, 3.00%, 8/15/43	218,016
1,071,917	Freddie Mac, Series 4427, Class KA, 2.25%, 7/15/44	1,013,090
7,803,864	Freddie Mac, Series 5300, Class AB, 5.50%, 1/25/49	7,875,796
10,412,218	Ginnie Mae, Series 154, Class GA, 6.00%, 4/20/50	10,671,954
13,141,383	Freddie Mac, 1.50%, 7/25/50	10,472,125
4,386,722	Freddie Mac, Series 5499, Class A, 5.50%, 10/25/52	4,441,529
7,364,000	Vantage Data Centers LLC, Series 1A, Class A2, 5.13%, 8/15/55(a)	7,401,296
2,854,000	Benchmark 2025-V16 Mortgage Trust, Series V16, Class A3, 5.44%, 8/15/57	2,967,382
4,651,000	Wells Fargo Commercial Mortgage Trust 2025-5C5, Series 5C5, Class A3, 5.59%, 7/15/58	4,863,040
5,728,000	BBCMS Mortgage Trust 2025-5C36, Series 5C36, Class A3, 5.52%, 8/15/58	5,979,164
6,180,000	Wells Fargo Commercial Mortgage Trust 2025-5C6, Series 5C6, Class A3, 5.19%, 10/15/58(e)	6,358,455
	Total (Cost $94,831,063)	96,075,341

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — 29.43%
	Fannie Mae — 17.75%
701,851	4.00%, 12/01/33, Pool #MA1689	695,708
413,532	4.00%, 6/01/34, Pool #MA1922	410,745
375,855	4.00%, 3/01/35, Pool #MA2211	371,974
167,436	5.50%, 8/01/37, Pool #995082	173,794
1,913,913	3.50%, 8/01/38, Pool #FM2472	1,848,057
62,813	4.50%, 10/01/39, Pool #AC2645	62,592
83,085	5.00%, 6/01/40, Pool #AD8718	85,088
77,124	5.00%, 6/01/40, Pool #AD4927	78,984
4,177,504	4.00%, 8/01/40, Pool #FM4673	4,140,657
10,197,834	1.50%, 12/01/40, Pool #MA4202	8,529,883
157,908	4.50%, 12/01/40, Pool #AH1100	158,338
98,324	4.50%, 3/01/41, Pool #AB2467	98,369
174,502	4.50%, 5/01/41, Pool #AI1023	173,286
125,247	4.50%, 11/01/41, Pool #AJ4994	125,317
137,909	4.50%, 12/01/41, Pool #AJ7696	137,930
352,279	3.50%, 6/01/42, Pool #AB5373	332,472
607,202	3.50%, 5/01/43, Pool #AL3605	568,562
309,154	3.50%, 5/01/43, Pool #AB9368	291,450
849,260	3.50%, 8/01/43, Pool #AU0613	799,901
147,983	4.50%, 11/01/44, Pool #MA2100	147,000
525,026	4.50%, 1/01/45, Pool #MA2158	521,105
596,373	4.00%, 3/01/45, Pool #MA2217(d)	574,482
549,094	4.00%, 6/01/46, Pool #MA2653	527,915
486,086	4.50%, 7/01/46, Pool #AS7568	482,056
655,585	4.00%, 11/01/46, Pool #MA2808	630,297
822,486	4.00%, 5/01/47, Pool #BE9598	783,126
1,108,638	4.00%, 8/01/47, Pool #BH5117	1,065,696
2,831,759	4.00%, 4/01/48, Pool #BM3900	2,717,861

Principal Amount	Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Fannie Mae — (continued)
$1,050,970	5.00%, 8/01/48, Pool #CA2219	$1,063,155
2,599,747	3.00%, 11/01/48, Pool #BM5822	2,349,511
8,755,046	4.50%, 11/01/48, Pool #BM7046	8,700,471
3,579,959	3.50%, 10/01/49, Pool #CA4431	3,302,944
5,201,882	3.00%, 3/01/50, Pool #FM2714	4,623,520
10,221,540	3.00%, 3/01/50, Pool #FM2870	9,179,052
5,990,382	2.00%, 7/01/50, Pool #CA6301	4,898,990
7,278,496	2.50%, 9/01/50, Pool #BQ0538	6,179,903
13,293,483	3.50%, 9/01/50, Pool #FS5284	12,280,560
3,056,107	3.00%, 10/01/50, Pool #CA7381	2,695,485
4,273,255	2.50%, 11/01/50, Pool #CA7684	3,650,302
4,074,353	4.00%, 8/01/51, Pool #FS8708	3,900,303
3,721,650	3.00%, 11/01/51, Pool #CB2170	3,282,074
12,645,542	3.50%, 4/01/52, Pool #FS1475	11,701,059
9,854,879	3.50%, 4/01/52, Pool #FS1185	9,031,485
1,590,346	4.00%, 5/01/52, Pool #FS1790	1,500,359
12,894,430	2.50%, 6/01/52, Pool #FA0543	11,078,183
23,990,130	3.00%, 6/01/52, Pool #FS8022(d)	21,335,357
7,483,549	4.50%, 6/01/52, Pool #FS2157	7,370,238
5,743,501	4.50%, 11/01/52, Pool #FS3809	5,615,720
5,624,131	5.00%, 11/01/52, Pool #CB5278	5,614,071
6,348,452	5.50%, 3/01/53, Pool #FS3925	6,475,152
6,976,141	4.50%, 5/01/53, Pool #CB6304	6,815,501
13,941,705	5.00%, 5/01/53, Pool #FS4929(d)	14,045,982
8,491,843	5.50%, 5/01/53, Pool #FS4571	8,635,728
8,245,631	6.00%, 6/01/53, Pool #FS6616	8,448,968
9,897,688	5.50%, 7/01/53, Pool #FS5589	10,056,565
13,646,743	6.00%, 9/01/53, Pool #CB7124(d)	14,190,775
11,360,983	6.00%, 4/01/54, Pool #FA0566	11,684,176
13,267,824	6.00%, 6/01/54, Pool #CB8755	13,617,993
6,739,352	5.50%, 11/01/54, Pool #FS9801	6,809,810
7,081,027	5.00%, 5/01/55, Pool #FA1475	7,040,931
		273,706,968
	Federal Farm Credit Banks Funding Corp. — 0.28%
5,325,000	2.40%, 3/24/36	4,345,759

	Freddie Mac — 11.07%
24,727	2.50%, 1/01/28, Pool #ZK4918	24,349
125,024	3.50%, 7/01/30, Pool #ZS8575	123,786
21,829	5.00%, 3/01/36, Pool #ZS4230	22,359
714,982	4.00%, 4/01/36, Pool #ZA2413	706,817
6,399	5.00%, 7/01/36, Pool #ZS1139	6,557
536,333	3.50%, 8/01/36, Pool #ZA2425	518,581
71,305	6.50%, 9/01/36, Pool #ZS4257	74,989
1,267,007	3.50%, 11/01/36, Pool #ZA2439	1,223,702
27,621	5.00%, 2/01/37, Pool #ZI5759	28,320
1,058,932	4.00%, 5/01/37, Pool #ZA2461	1,042,894
25,858	4.50%, 10/01/39, Pool #ZI9349	25,818
3,682,657	3.00%, 5/01/40, Pool #RB5049	3,436,639
83,344	5.00%, 6/01/40, Pool #ZA1049	85,354
212,442	5.00%, 7/01/40, Pool #ZJ0194	217,566
25,746	5.00%, 9/01/40, Pool #ZA1066	26,367
5,139,657	2.00%, 12/01/40, Pool #RB5090	4,452,777
307,511	4.00%, 12/01/42, Pool #ZS3671	297,561
233,168	3.50%, 5/01/43, Pool #ZL5915	219,840
117,117	4.00%, 5/01/44, Pool #ZA4468	112,891
61,634	4.00%, 7/01/44, Pool #ZS4573	59,486
114,278	4.00%, 9/01/44, Pool #ZL8439	108,929
1,280,407	3.50%, 1/01/45, Pool #ZL8964	1,205,594
1,237,623	3.50%, 5/01/46, Pool #ZS4663	1,158,395
353,726	4.00%, 8/01/46, Pool #ZS4673	340,082
842,900	3.50%, 9/01/46, Pool #ZS4678	791,108
1,862,925	3.50%, 9/01/47, Pool #ZM4305	1,739,799

See accompanying notes to financial statements.	25

Sterling Capital Total Return Bond Fund

Schedule of Investments (continued)

September 30, 2025

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Freddie Mac — (continued)
$529,991	3.50%, 1/01/48, Pool #ZM5375	$493,183
432,358	4.00%, 2/01/48, Pool #ZT1639	415,679
419,573	4.00%, 6/01/48, Pool #ZT0541	403,321
2,108,540	3.00%, 11/01/49, Pool #QA4336	1,877,338
1,854,047	3.50%, 6/01/50, Pool #RA2794	1,711,973
7,832,580	2.50%, 7/01/50, Pool #RA2970	6,668,169
192,537	3.00%, 1/01/51, Pool #SD8123	170,055
1,065,930	3.00%, 12/01/51, Pool #SD8184	944,640
4,365,071	3.50%, 4/01/52, Pool #RA7191	4,008,495
8,579,347	4.00%, 5/01/52, Pool #RA7306	8,127,008
10,246,548	3.50%, 6/01/52, Pool #SD2670	9,519,490
8,702,376	4.00%, 8/01/52, Pool #SD3617	8,341,382
8,139,376	4.50%, 8/01/52, Pool #SD1515	7,959,415
8,291,136	5.00%, 9/01/52, Pool #RA7936	8,298,934
7,973,224	5.00%, 10/01/52, Pool #SD1710	7,946,634
8,122,151	5.50%, 2/01/53, Pool #QF8052	8,241,751
10,301,310	4.00%, 3/01/53, Pool #SD3107	9,758,129
2,621,189	5.00%, 3/01/53, Pool #SD2390	2,619,155
13,869,747	5.50%, 3/01/53, Pool #SD2774(d)	14,121,210
14,334,319	4.50%, 4/01/53, Pool #SL1072(d)	14,031,728
10,463,848	4.50%, 4/01/53, Pool #SD2639	10,253,266
9,466,652	5.00%, 8/01/53, Pool #SD3814	9,428,445
1,477,997	5.00%, 9/01/53, Pool #SD4220	1,481,380
4,079,579	5.50%, 12/01/54, Pool #SD6940	4,163,889
3,936,751	6.00%, 3/01/55, Pool #SL0528	4,028,110
7,757,824	5.50%, 8/01/55, Pool #SL1812	7,918,147
		170,981,486
	Ginnie Mae I — 0.00%
43,206	5.00%, 2/15/40, Pool #737037	44,268

	Ginnie Mae II — 0.33%
5,318,284	4.00%, 7/20/52, Pool #786280	5,018,239

	Total (Cost $463,147,448)	454,096,720

Principal Amount		Fair Value
U.S. TREASURY BONDS & NOTES — 17.03%
40,063,800	United States Treasury Bond, 2.63%, 2/15/29	38,764,856
34,371,900	United States Treasury Bond, 4.00%, 2/28/30	34,770,668
25,742,400	United States Treasury Bond, 4.13%, 11/15/32	26,042,058
38,615,400	United States Treasury Bond, 4.00%, 2/15/34	38,514,336
76,065,800	United States Treasury Bond, 2.50%, 2/15/45	54,485,100
65,822,200	United States Treasury Bond, 1.38%, 8/15/50	33,096,225
40,046,000	United States Treasury Bond, 4.25%, 8/15/54	36,967,464
	Total (Cost $261,534,407)	262,640,707

Shares		Fair Value
MONEY MARKET FUNDS — 3.97%
61,210,780	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.00%(f)	61,210,780
	Total Money Market Funds
	(Cost $61,210,780)	61,210,780

Total Investments— 101.84%
(Cost $1,574,842,369)		1,570,978,657

Liabilities in Excess of Other Assets — (1.84)%		(28,378,806)
NET ASSETS — 100.00%		$1,542,599,851

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of September 30, 2025. The maturity date reflected is the final maturity date.
(c)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(d)	All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the year ended September 30, 2025 is $89,210,563, which represents 5.8% of net assets.
(e)	This security was purchased on a when-issued or forward commitment basis (Note 3).
(f)	Represents the current yield as of report date.

26	See accompanying notes to financial statements.

Sterling Capital Total Return Bond Fund

Schedule of Futures Contracts

September 30, 2025

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
CBOT 2 Year US Treasury Note	375	12/31/2025	$78,205,050	$78,149,414	$(55,636)
CBOT 5 Year US Treasury Note	495	12/31/2025	53,853,865	54,051,680	197,815
Total Futures Contracts			$132,058,915	$132,201,094	$142,179

See accompanying notes to financial statements.	27

Sterling Capital Long Duration Corporation Bond Fund

Schedule of Investments

September 30, 2025

Principal Amount		Fair Value
CORPORATE BONDS — 93.77%
	AEROSPACE & DEFENSE — 3.34%
$268,000	Boeing Co. (The), 5.71%, 5/01/40	$273,462
34,000	L3Harris Technologies Inc, 6.15%, 12/15/40	36,933
320,000	RTX Corp, 4.35%, 4/15/47	274,047
212,000	RTX Corp., 2.82%, 9/01/51	134,341
194,000	Lockheed Martin Corp., 4.15%, 6/15/53	157,645
207,000	L3Harris Technologies, Inc., 5.60%, 7/31/53	208,011
411,000	Boeing Co. (The), 6.86%, 5/01/54	468,830
125,000	Boeing Co. (The), 5.93%, 5/01/60	124,874
		1,678,143
	ASSET MANAGEMENT — 0.69%
95,000	Blue Owl Finance LLC, Series C10, 4.13%, 10/07/51	69,484
148,000	KKR Group Finance Co. X LLC, 3.25%, 12/15/51(a)	99,723
146,000	Ares Management Corp., 5.60%, 10/11/54	141,190
35,000	Brookfield Asset Management Ltd, 6.08%, 9/15/55	36,318
		346,715
	AUTOMOTIVE — 0.56%
173,000	Ford Motor Co., 4.75%, 1/15/43	137,936
134,000	General Motors Co, 6.75%, 4/01/46	143,503
		281,439
	BANKS — 7.52%
143,000	Morgan Stanley, 2.48%, 9/16/36	124,214
114,000	Bank of America Corp., 2.48%, 9/21/36	98,972
96,000	FifthThird Bancorp, 8.25%, 3/01/38	118,776
187,000	Bank of America Corp., 4.24%, 4/24/38	174,364
100,000	HSBC Holdings PLC, 6.80%, 6/01/38	111,486
264,000	Morgan Stanley, 3.97%, 7/22/38	236,131
122,000	JPMorgan Chase & Co., 3.88%, 7/24/38 (TSFR3M + 162 bps)(b)	109,846
81,000	Citigroup, Inc., 3.88%, 1/24/39	71,276
128,000	Westpac Banking Corp., 2.96%, 11/16/40	97,977
66,000	Citigroup, Inc., 5.32%, 3/26/41	65,744
365,000	JPMorgan Chase & Co., 3.11%, 4/22/41 (TSFR3M + 246 bps)(b)	286,841
143,000	Wells Fargo & Co., 3.07%, 4/30/41	111,009
471,000	Bank of America Corp. MTN, 2.68%, 6/19/41	347,087
114,000	Citigroup, Inc., 5.88%, 1/30/42	120,859
315,000	JPMorgan Chase & Co., 3.16%, 4/22/42	245,695
204,000	Barclays PLC, 3.33%, 11/24/42 (H15T1Y + 130 bps)	157,567
363,000	Wells Fargo & Co., 5.38%, 11/02/43	354,670
119,000	JPMorgan Chase & Co., 5.53%, 11/29/45	122,377
200,000	Lloyds Banking Group PLC, 3.37%, 12/14/46	148,168
161,000	JPMorgan Chase & Co., 4.26%, 2/22/48	138,471
136,000	Charles Schwab Corp. (The), Series H, 4.00%, 12/31/49 (H15T10Y + 307.90 bps)(b)(c)	127,617
232,000	Bank of America Corp. MTN, 4.33%, 3/15/50 (TSFR3M + 178 bps)(b)	197,938
117,000	Wells Fargo & Co. MTN, 5.01%, 4/04/51 (TSFR3M + 450 bps)(b)	109,261
126,000	S&P Global, Inc., 3.70%, 3/01/52	97,142
		3,773,488
	BEVERAGES — 2.86%
144,000	Diageo Capital PLC, 3.88%, 4/29/43	119,148
227,000	Anheuser-Busch Cos. LLC, 4.90%, 2/01/46 (FIXED)	212,660
300,000	Bacardi Ltd., 5.30%, 5/15/48(a)	272,352
401,000	Anheuser-Busch InBev Worldwide Inc., 5.55%, 1/23/49	405,438
214,000	Constellation Brands, Inc., 3.75%, 5/01/50	157,502
154,000	PepsiCo, Inc., 2.75%, 10/21/51	98,572
194,000	PepsiCo, Inc., 4.65%, 2/15/53	174,086
		1,439,758
	BIOTECH & PHARMA — 2.02%
110,000	Wyeth LLC, 5.95%, 4/01/37	119,151
187,000	Pfizer Investment Enterprises Pte Ltd., 5.11%, 5/19/43	181,224
200,000	Roche Holdings, Inc., 2.61%, 12/13/51(a)	124,308

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	BIOTECH & PHARMA — (continued)
$233,000	CSL Finance PLC, 4.75%, 4/27/52(a)	$206,047
200,000	Roche Holdings Inc., 5.22%, 3/08/54(a)	196,913
91,000	CSL Finance PLC, 5.42%, 4/03/54(a)	88,584
59,000	AbbVie Inc., 5.60%, 3/15/55	60,368
35,000	Eli Lilly & Co, 5.55%, 10/15/55 (FIXED)	36,007
		1,012,602
	BIOTECHNOLOGY — 3.19%
134,000	AbbVie, Inc., 4.05%, 11/21/39	119,921
213,000	Gilead Sciences, Inc., 2.60%, 10/01/40	156,385
56,000	Amgen, Inc., 5.15%, 11/15/41	54,428
131,000	AbbVie, Inc., 4.40%, 11/06/42	118,144
308,000	Amgen, Inc., 5.60%, 3/02/43	312,081
129,000	Baxalta, Inc., 5.25%, 6/23/45	123,619
202,000	AbbVie, Inc., 4.45%, 5/14/46	178,792
218,000	Amgen, Inc., 5.65%, 3/02/53	217,442
114,000	Amgen, Inc., 2.77%, 9/01/53	69,163
116,000	AbbVie, Inc., 5.40%, 3/15/54	115,343
171,000	Amgen, Inc., 4.40%, 2/22/62	136,884
		1,602,202
	CABLE & SATELLITE — 2.23%
207,000	Time Warner Cable LLC, 6.55%, 5/01/37	215,334
103,000	Time Warner Cable LLC, 5.88%, 11/15/40	98,455
481,000	Charter Communications Operating LLC, 6.48%, 10/23/45	475,184
141,000	Charter Communications Operating LLC, 6.83%, 10/23/55	143,736
269,000	Charter Communications Operating LLC, 4.40%, 12/01/61	186,392
		1,119,101
	CAPITAL MARKETS — 0.98%
146,000	Goldman Sachs Group, Inc. (The), 6.75%, 10/01/37	163,578
135,000	Jefferies Financial Group, Inc., 6.50%, 1/20/43	144,906
215,000	Intercontinental Exchange, Inc., 4.25%, 9/21/48	182,116
		490,600
	CHEMICALS — 0.21%
52,000	Dow Chemical Co. (The), 4.38%, 11/15/42	42,383
88,000	LYB International Finance III LLC, 4.20%, 5/01/50	65,182
		107,565
	COMMERCIAL SERVICES & SUPPLIES — 0.23%
175,000	Republic Services, Inc., 2.95%, 1/15/52	114,544

	COMMUNICATIONS EQUIPMENT — 0.14%
73,000	Cisco Systems, Inc., 5.30%, 2/26/54	72,058

	CONSTRUCTION MATERIALS — 0.33%
106,000	Vulcan Materials Co., 4.50%, 6/15/47	92,347
88,000	Martin Marietta Materials, Inc., 4.25%, 12/15/47	73,837
		166,184
	CONTAINERS & PACKAGING — 0.63%
27,000	Packaging Corp. of America, 4.05%, 12/15/49	21,442
139,000	Packaging Corp. of America, 3.05%, 10/01/51	90,847
200,000	Smurfit Kappa Treasury ULC, 5.78%, 4/03/54(a)	203,943
		316,232
	DIVERSIFIED FINANCIAL SERVICES — 0.47%
140,000	Corebridge Financial, Inc., 4.40%, 4/05/52	115,653
116,000	Apollo Global Management, Inc., 5.80%, 5/21/54	117,553
		233,206
	DIVERSIFIED TELECOMMUNICATION SERVICES — 3.13%
204,000	Verizon Communications, Inc., 5.25%, 3/16/37	206,148
127,000	Verizon Communications, Inc., 2.65%, 11/20/40	91,854
149,000	Verizon Communications, Inc., 3.40%, 3/22/41	117,726
287,000	AT&T, Inc., 3.50%, 6/01/41	229,421
150,000	Deutsche Telekom AG, 3.63%, 1/21/50(a)	111,203
345,000	AT&T, Inc., 3.65%, 9/15/59	235,878

28	See accompanying notes to financial statements.

Sterling Capital Long Duration Corporation Bond Fund

Schedule of Investments (continued)

September 30, 2025

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	DIVERSIFIED TELECOMMUNICATION SERVICES (continued)
$547,000	AT&T, Inc., 3.85%, 6/01/60	$388,932
275,000	Verizon Communications, Inc., 3.70%, 3/22/61	193,708
		1,574,870
	ELECTRIC UTILITIES — 13.98%
74,000	Appalachian Power Co., 5.80%, 10/01/35	76,416
66,000	Commonwealth Edison Co., 5.90%, 3/15/36	70,846
68,000	Florida Power & Light Co., 5.85%, 5/01/37	72,755
124,000	Duke Energy Carolinas LLC, 6.10%, 6/01/37	133,242
74,000	Duke Energy Florida LLC, 6.35%, 9/15/37	82,242
140,000	Public Service Electric & Gas Co. MTN, 5.38%, 11/01/39	143,124
107,000	Massachusetts Electric Co., 5.90%, 11/15/39(a)	111,984
58,000	Alabama Power Co, 5.50%, 3/15/41	58,815
65,000	Puget Sound Energy, Inc., 5.64%, 4/15/41	65,571
100,000	Florida Power & Light Co., 4.13%, 2/01/42	86,997
161,000	Virginia Electric and Power Co., 4.00%, 1/15/43	134,414
110,000	MidAmerican Energy Co., 4.80%, 9/15/43	101,482
184,000	Consolidated Edison Co. of New York, Inc., 4.45%, 3/15/44	162,164
76,000	Exelon Corp., 5.10%, 6/15/45	70,831
125,000	Exelon Corp., 4.45%, 4/15/46	106,436
285,000	Duke Energy Indiana LLC, 3.75%, 5/15/46	224,827
120,000	Duke Energy Ohio, Inc., 3.70%, 6/15/46	92,848
154,000	FirstEnergy Corp., 4.85%, 7/15/47	136,314
118,000	DTE Electric Co., 3.75%, 8/15/47	91,779
100,000	Alabama Power Co., 3.70%, 12/01/47(d)	77,632
113,000	Connecticut Light and Power Co. (The), 4.00%, 4/01/48	91,435
79,000	Consolidated Edison Co. of New York, Inc., 4.65%, 12/01/48	69,950
83,000	CenterPoint Energy Houston Electric LLC, 4.25%, 2/01/49	69,566
106,000	Appalachian Power Co, 4.50%, 3/01/49	88,546
80,000	FirstEnergy Transmission LLC, 4.55%, 4/01/49(a)	68,290
141,000	San Diego Gas & Electric Co., 4.10%, 6/15/49	113,129
245,000	Entergy Texas, Inc., 3.55%, 9/30/49	177,889
137,000	Union Electric Co., 3.25%, 10/01/49	94,186
584,000	Xcel Energy, Inc., 3.50%, 12/01/49	418,896
290,000	Georgia Power Co., 3.70%, 1/30/50	221,371
229,000	AEP Transmission Co. LLC, 3.65%, 4/01/50(d)	172,936
132,000	San Diego Gas & Electric Co., 3.32%, 4/15/50	92,546
161,000	Baltimore Gas and Electric Co., 2.90%, 6/15/50	104,789
235,000	CenterPoint Energy Houston Electric LLC, 2.90%, 7/01/50(d)	153,911
113,000	Berkshire Hathaway Energy Co., 4.25%, 10/15/50	92,347
155,000	Commonwealth Edison Co., 3.13%, 3/15/51	104,449
178,000	Duke Energy Progress LLC, 2.90%, 8/15/51	114,012
159,000	PECO Energy Co., 2.85%, 9/15/51	102,185
133,000	Puget Sound Energy, Inc., 2.89%, 9/15/51	84,200
147,000	DTE Electric Co., 3.65%, 3/01/52	109,927
55,000	Northern States Power Co., 4.50%, 6/01/52	47,627
109,000	MidAmerican Energy Co., 2.70%, 8/01/52	68,522
178,000	Duke Energy Corp., 5.00%, 8/15/52	160,246
109,000	Oncor Electric Delivery Co. LLC, 4.95%, 9/15/52	99,298
93,000	Duke Energy Carolinas LLC, 5.35%, 1/15/53	91,214
70,000	Union Electric Co., 5.45%, 3/15/53	68,569
150,000	Indiana Michigan Power Co., 5.63%, 4/01/53	150,493
123,000	Berkshire Hathaway Energy Co., 4.60%, 5/01/53	105,728
78,000	Public Service Electric and Gas Co., 5.45%, 8/01/53	77,883
81,000	Entergy Texas, Inc., 5.80%, 9/01/53	82,147
92,000	Duke Energy Corp., 6.10%, 9/15/53	96,836
197,000	NextEra Energy Capital Holdings, Inc., 5.55%, 3/15/54	192,811
240,000	Entergy Louisiana LLC, 5.70%, 3/15/54	242,190
91,000	Public Service Electric and Gas Co., 5.50%, 3/01/55	91,400

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	ELECTRIC UTILITIES — (continued)
$184,000	Duke Energy Progress LLC, 5.55%, 3/15/55	$184,736
189,000	Virginia Electric and Power Co., 5.65%, 3/15/55	190,100
35,000	Entergy Mississippi LLC, 5.80%, 4/15/55	35,856
56,000	DTE Electric Co., 5.85%, 5/15/55	58,837
61,000	Virginia Electric and Power Co, 5.60%, 9/15/55	60,760
120,000	Florida Power & Light Co., 5.80%, 3/15/65	125,695
145,000	Dominion Energy South Carolina, Inc., 5.10%, 6/01/65	132,071
		7,008,298
	ENERGY EQUIPMENT & SERVICES — 0.17%
84,000	Halliburton Co., 4.85%, 11/15/35	82,730

	ENTERTAINMENT — 0.15%
113,000	Walt Disney Co. (The), 2.75%, 9/01/49	72,847

	EQUITY REAL ESTATE -INVESTMENT TRUSTS -(REITS) — 0.23%
161,000	NNN REIT, Inc., 3.50%, 4/15/51	113,964

	FINANCIAL SERVICES — 1.10%
101,000	Blackstone Holdings Finance Co. LLC, 6.25%, 8/15/42(a)	106,850
69,000	Carlyle Holdings II Finance LLC, 5.63%, 3/30/43(a)	69,163
70,000	KKR Group Finance Co. III LLC, 5.13%, 6/01/44(a)	66,458
200,000	UBS Group AG, 5.38%, 9/06/45 (USISSO01 + 186 bps)(a)(b)	200,110
37,000	BlackRock Funding, Inc., 5.25%, 3/14/54	36,083
75,000	BlackRock Funding, Inc., 5.35%, 1/08/55	74,292
		552,956
	FOOD — 1.85%
150,000	Nestle Holdings, Inc., 2.50%, 9/14/41(a)	106,250
69,000	Kraft Heinz Foods Co., 5.00%, 6/04/42	63,698
71,000	Cargill, Inc., 4.76%, 11/23/45(a)	65,419
182,000	Kraft Heinz Foods Co., 4.88%, 10/01/49	159,214
118,000	Cargill, Inc., 4.38%, 4/22/52(a)	101,755
424,000	Mars, Inc., 5.70%, 5/01/55(a)	429,490
		925,826
	FOOD & STAPLES RETAILING — 0.23%
157,000	Kenvue, Inc., 2.50%, 9/22/41	113,679

	GAS & WATER UTILITIES — 0.52%
309,000	Southern Co Gas Capital Corp., 3.15%, 9/30/51	201,640
61,000	Atmos Energy Corp, 5.45%, 1/15/56(e)	60,291
		261,931
	GAS UTILITIES — 0.15%
88,000	Atmos Energy Corp., 4.13%, 10/15/44	75,133

	HEALTH CARE EQUIPMENT & SUPPLIES — 0.51%
84,000	Stryker Corp., 4.63%, 3/15/46	75,978
70,000	Abbott Laboratories, 4.90%, 11/30/46(d)	67,183
100,000	GE HealthCare Technologies, Inc., 6.38%, 11/22/52	110,494
		253,655
	HEALTH CARE FACILITIES & SERVICES — 1.29%
218,000	UnitedHealth Group Inc., 2.75%, 5/15/40	162,438
196,000	HCA, Inc., 5.50%, 6/15/47	186,976
162,000	HCA, Inc., 3.50%, 7/15/51	110,827
116,000	HCA, Inc., 6.00%, 4/01/54	116,227
69,000	CVS Health Corp., 6.20%, 9/15/55	71,017
		647,485
	HEALTH CARE PROVIDERS & SERVICES — 1.70%
226,000	UnitedHealth Group, Inc., 3.50%, 8/15/39	188,507
229,000	CVS Health Corp., 5.13%, 7/20/45	207,879
154,000	UnitedHealth Group, Inc., 3.75%, 10/15/47	118,218
194,000	Elevance Health, Inc., 4.38%, 12/01/47	161,791
70,000	CVS Health Corp., 5.88%, 6/01/53	68,782
123,000	UnitedHealth Group, Inc., 4.95%, 5/15/62	108,154
		853,331

See accompanying notes to financial statements.	29

Sterling Capital Long Duration Corporation Bond Fund

Schedule of Investments (continued)

September 30, 2025

Principal
Amount		Fair Value
CORPORATE BONDS — (continued)
	HOTELS, RESTAURANTS & LEISURE — 0.99%
$191,000	McDonald's Corp., 4.88%, 12/09/45	$176,632
196,000	McDonald's Corp., 3.63%, 9/01/49	146,825
242,000	Starbucks Corp., 3.50%, 11/15/50	172,417
		495,874
	HOUSEHOLD PRODUCTS — 0.40%
250,000	Haleon US Capital LLC, 4.00%, 3/24/52	199,755

	INDEPENDENT POWER/RENEWABLE ELECTRICITY PRODUCERS — 0.12%
70,000	Tennessee Valley Authority, 4.25%, 9/15/52	59,793

	INSTITUTIONAL FINANCIAL SERVICES — 0.24%
107,000	Morgan Stanley, 6.38%, 7/24/42	120,191

	INSURANCE — 5.29%
119,000	SBL Holdings, Inc., 7.20%, 10/30/34(a)	119,317
91,000	New York Life Insurance Co., 6.75%, 11/15/39(a)	103,623
57,000	Transatlantic Holdings, Inc., 8.00%, 11/30/39	71,499
116,000	Teachers Insurance & Annuity Ass. of America, 6.85%, 12/16/39(a)	132,855
123,000	Enstar Finance LLC, 5.50%, 1/15/42 (H15T5Y + 400.60 bps)(b)	122,112
76,000	Securian Financial Group, Inc., 4.80%, 4/15/48(a)	67,683
76,000	Berkshire Hathaway Finance Corp., 4.20%, 8/15/48	64,909
154,000	New York Life Insurance Co., 3.75%, 5/15/50(a)	116,278
132,000	Pacific LifeCorp, 3.35%, 9/15/50(a)	91,222
130,000	Prudential Financial, Inc., 3.70%, 10/01/50 (H15T5Y + 303.50 bps)(b)	121,431
162,000	Northwestern Mutual Life Insurance Co. (The), 3.45%, 3/30/51(a)	114,963
122,000	Fidelity National Financial, Inc., 3.20%, 9/17/51	78,146
203,000	Global Atlantic Fin Co., 4.70%, 10/15/51 (H15T5Y + 379.60 bps)(a)(b)	199,974
60,000	Berkshire Hathaway Finance Corp., 3.85%, 3/15/52	47,069
134,000	Athene Holding Ltd., 3.45%, 5/15/52	87,979
121,000	Aon North America, Inc., 5.75%, 3/01/54	121,857
91,000	Global Atlantic Fin Co., 6.75%, 3/15/54(a)	96,211
264,000	Athene Holding Ltd., 6.25%, 4/01/54	269,146
164,000	Corebridge Financial, Inc., 6.38%, 9/15/54 (H15T5Y + 264.60 bps)(b)	168,329
165,000	Athene Holding Ltd., 6.63%, 10/15/54	166,483
36,000	Northwestern Mutual Life Insurance Co. (The), 6.17%, 5/29/55(a)	38,727
150,000	W R Berkley Corp., 3.15%, 9/30/61	94,667
76,000	Guardian Life Insurance Co. of America (The), 4.88%, 6/19/64(a)	66,656
115,000	New York Life Insurance Co., 4.45%, 5/15/69(a)	91,367
		2,652,503
	INTERACTIVE MEDIA & SERVICES — 0.93%
213,000	Meta Platforms, Inc., 4.45%, 8/15/52	182,897
194,000	Meta Platforms, Inc., 5.40%, 8/15/54	191,669
89,000	Meta Platforms, Inc., 5.75%, 5/15/63	91,533
		466,099
	INTERNET & DIRECT MARKETING RETAIL — 0.80%
225,000	Amazon.com, Inc., 2.50%, 6/03/50	138,997
445,000	Amazon.com, Inc., 2.70%, 6/03/60	263,216
		402,213
	IT SERVICES — 0.62%
129,000	Visa, Inc., 4.30%, 12/14/45	113,880
237,000	Fiserv, Inc., 4.40%, 7/01/49	195,406
		309,286
	LEISURE PRODUCTS — 0.34%
185,000	Mattel, Inc., 5.45%, 11/01/41	170,421

	MACHINERY — 0.70%
108,000	Deere & Co., 3.90%, 6/09/42	93,479

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	MACHINERY — (continued)
$111,000	Caterpillar, Inc., 3.80%, 8/15/42	$93,755
87,000	Cummins, Inc., 5.45%, 2/20/54	86,729
73,000	Caterpillar Inc., 5.50%, 5/15/55	74,551
		348,514
	MEDIA — 1.07%
229,000	Comcast Corp., 3.25%, 11/01/39	182,844
182,000	Comcast Corp., 2.80%, 1/15/51	111,110
117,000	Comcast Corp., 2.89%, 11/01/51	72,069
180,000	Comcast Corp., 5.50%, 5/15/64	169,647
		535,670
	METALS & MINING — 2.11%
196,000	Freeport-McMoRan Inc., 5.45%, 3/15/43	188,783
142,000	Southern Copper Corp., 5.88%, 4/23/45	147,625
181,000	Steel Dynamics, Inc., 3.25%, 10/15/50	125,476
242,000	Anglo American Capital PLC, 6.00%, 4/05/54(a)	248,689
267,000	Rio Tinto Finance USA PLC, 5.75%, 3/14/55	274,784
107,000	Nucor Corp., 2.98%, 12/15/55	67,739
		1,053,096
	MULTI-UTILITIES — 1.43%
207,000	Sempra, 3.80%, 2/01/38	176,945
169,000	Dominion Energy, Inc., 3.30%, 4/15/41	128,762
126,000	CMS Energy Corp., 4.70%, 3/31/43	111,201
117,000	NiSource, Inc., 4.80%, 2/15/44	106,459
121,000	CMS Energy Corp., 3.75%, 12/01/50	111,709
93,000	Dominion Energy, Inc., 4.85%, 8/15/52	80,850
		715,926
	OIL & GAS PRODUCERS — 4.42%
40,000	Woodside Finance Ltd., 6.00%, 5/19/35	41,753
89,000	TransCanada PipeLines Ltd., 6.20%, 10/15/37	95,372
110,000	Enterprise Products Operating LLC, 6.13%, 10/15/39	118,922
100,000	Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39	83,875
84,000	Enterprise Products Operating LLC, 6.45%, 9/01/40	93,600
94,000	BP Capital Markets America, Inc., 3.06%, 6/17/41	71,471
132,000	APA Corp., 5.25%, 2/01/42(a)	106,542
105,000	Shell Finance US, Inc., 4.55%, 8/12/43	95,144
80,000	Eastern Gas Transmission & Storage, Inc., 4.80%, 11/01/43	71,962
97,000	DCP Midstream Operating LP, 5.60%, 4/01/44	94,123
109,000	Plains All American Pipeline LP/PAA Finance Corp., 4.70%, 6/15/44	92,463
165,000	APA Corp., 5.35%, 7/01/49(a)	137,894
227,000	Enterprise Products Operating LLC, 3.30%, 2/15/53	154,529
158,000	Woodside Finance Ltd., 5.70%, 9/12/54	151,119
150,000	Aker BP ASA, 5.80%, 10/01/54(a)	139,067
121,000	Williams Cos Inc/The, 6.00%, 3/15/55	124,834
80,000	ConocoPhillips Co., 4.03%, 3/15/62	59,722
200,000	Saudi Arabian Oil Co., 5.88%, 7/17/64(a)	197,000
167,000	TotalEnergies Capital SA, 5.43%, 9/10/64 (FIXED)	160,798
134,000	ONEOK, Inc., 5.85%, 11/01/64	127,905
		2,218,095
	OIL, GAS & CONSUMABLE FUELS — 3.73%
120,000	MPLX LP, 4.50%, 4/15/38	108,541
56,000	Energy Transfer LP, 7.50%, 7/01/38	65,074
290,000	Exxon Mobil Corp., 4.23%, 3/19/40	265,419
73,000	Williams Cos. Inc. (The), 6.30%, 4/15/40	79,055
43,000	Equinor ASA, 5.10%, 8/17/40	43,201
158,000	Kinder Morgan Energy Partners LP, 5.63%, 9/01/41	157,268
211,000	Energy Transfer LP, 5.00%, 5/15/44	186,638
126,000	Energy Transfer LP, 5.35%, 5/15/45	115,576
72,000	Kinder Morgan, Inc., 5.55%, 6/01/45	69,934
93,000	MPLX LP, 5.20%, 12/01/47	83,193
82,000	MPLX LP, 4.70%, 4/15/48	68,659

30	See accompanying notes to financial statements.

Sterling Capital Long Duration Corporation Bond Fund

Schedule of Investments (continued)

September 30, 2025

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	OIL, GAS & CONSUMABLE FUELS — (continued)
$63,000	Energy Transfer LP, 5.00%, 5/15/50	$53,928
80,000	MPLX LP, 4.95%, 3/14/52	68,246
88,000	Diamondback Energy, Inc., 4.25%, 3/15/52	69,053
86,000	Targa Resources Corp., 6.25%, 7/01/52	87,715
88,000	Kinder Morgan, Inc., 5.45%, 8/01/52	83,009
117,000	Ovintiv, Inc., 7.10%, 7/15/53	126,344
70,000	Energy Transfer LP, 5.95%, 5/15/54	67,790
72,000	Diamondback Energy, Inc., 5.90%, 4/18/64	69,313
		1,867,956
	PHARMACEUTICALS — 1.33%
158,000	Bristol-Myers Squibb Co., 2.35%, 11/13/40	110,884
119,000	Zoetis, Inc., 4.70%, 2/01/43	109,832
166,000	Bristol-Myers Squibb Co., 4.25%, 10/26/49	137,627
207,000	Bristol-Myers Squibb Co., 2.55%, 11/13/50	124,345
88,000	Merck & Co., Inc., 2.75%, 12/10/51	55,564
116,000	Bristol-Myers Squibb Co., 6.40%, 11/15/63	128,081
		666,333
	REIT — 2.09%
157,000	American Tower Trust, Series 2018-1, Class A, 3.65%, 3/15/28(a)	154,330
113,000	UDR, Inc., 3.10%, 11/01/34	97,287
135,000	Kimco Realty OP LLC, 4.25%, 4/01/45	114,311
83,000	Kimco Realty OP LLC, 4.45%, 9/01/47	71,352
88,000	Simon Property Group LP, 3.25%, 9/13/49	61,719
95,000	Prologis LP, 3.00%, 4/15/50	63,554
40,000	Mid-America Apartments LP, 2.88%, 9/15/51	25,740
146,000	American Homes 4 Rent LP, 4.30%, 4/15/52	116,996
108,000	Prologis LP, 5.25%, 6/15/53	104,417
70,000	Public Storage Operating Co., 5.35%, 8/01/53	69,180
77,000	VICI Properties LP, 6.13%, 4/01/54	78,027
94,000	Realty Income Corp., 5.38%, 9/01/54	91,934
		1,048,847
	RETAIL - CONSUMER STAPLES — 0.45%
232,000	Kroger Co/The, 5.50%, 9/15/54	226,121

	RETAIL - DISCRETIONARY — 0.38%
143,000	ERAC USA Finance LLC, 5.63%, 3/15/42(a)	146,014
69,000	Lowe's Cos Inc, 3.00%, 10/15/50	44,642
		190,656
	ROAD & RAIL — 1.33%
92,000	CSX Corp., 6.00%, 10/01/36	99,803
105,000	Union Pacific Corp., 3.60%, 9/15/37	93,074
31,000	Union Pacific Corp., 3.38%, 2/14/42	24,569
88,000	Norfolk Southern Corp., 3.95%, 10/01/42	74,127
87,000	CSX Corp., 4.30%, 3/01/48	73,872
56,000	Norfolk Southern Corp., 3.40%, 11/01/49	40,356
212,000	Union Pacific Corp., 2.95%, 3/10/52	138,043
143,000	CSX Corp., 4.50%, 11/15/52	123,400
		667,244
	SEMICONDUCTORS — 0.38%
177,000	Foundry JV Holdco LLC, 6.40%, 1/25/38(a)	191,677

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.30%
373,000	Broadcom, Inc., 3.50%, 2/15/41(a)	306,952
201,000	Lam Research Corp., 2.88%, 6/15/50	133,537
123,000	Broadcom, Inc., 3.75%, 2/15/51(a)	96,261
122,000	KLA Corp., 4.95%, 7/15/52	114,107
		650,857
	SOFTWARE — 3.58%
133,000	Oracle Corp., 3.65%, 3/25/41	106,519
298,000	Oracle Corp., 4.00%, 7/15/46	232,134
171,000	Oracle Corp., 3.60%, 4/01/50	120,377
285,000	Microsoft Corp., 2.53%, 6/01/50	180,426

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	SOFTWARE — (continued)
$162,000	Oracle Corp., 3.95%, 3/25/51	$120,448
173,000	Salesforce, Inc., 2.90%, 7/15/51	113,513
101,000	Oracle Corp., 6.90%, 11/09/52	112,378
114,000	Synopsys, Inc., 5.70%, 4/01/55	115,052
86,000	Oracle Corp., 4.38%, 5/15/55	67,522
129,000	Oracle Corp., 3.85%, 4/01/60	88,709
409,000	Microsoft Corp., 2.68%, 6/01/60	244,614
78,000	Salesforce, Inc., 3.05%, 7/15/61	49,163
65,000	Oracle Corp., 6.13%, 8/03/65	65,251
180,000	Oracle Corp, 6.10%, 9/26/65	179,669
		1,795,775
	SPECIALTY FINANCE — 0.49%
296,000	AerCap Ireland Capital DAC, 3.85%, 10/29/41	243,226

	SPECIALTY RETAIL — 1.23%
152,000	Lowe's Cos, Inc., 5.00%, 4/15/40	148,282
141,000	Home Depot, Inc. (The), 3.13%, 12/15/49	97,755
262,000	Lowe's Cos, Inc., 3.50%, 4/01/51	186,091
291,000	Home Depot, Inc. (The), 2.75%, 9/15/51	183,493
		615,621
	TECHNOLOGY HARDWARE — 0.36%
79,000	Dell International LLC / EMC Corp., 5.40%, 4/15/34	81,569
141,000	Dell International LLC / EMC Corp., 3.45%, 12/15/51	99,077
		180,646
	TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 1.21%
191,000	Apple, Inc., 3.85%, 5/04/43	162,989
203,000	Apple, Inc., 3.85%, 8/04/46	167,992
180,000	Apple, Inc., 2.65%, 5/11/50	115,330
248,000	Apple, Inc., 2.70%, 8/05/51	158,279
		604,590
	TECHNOLOGY SERVICES — 0.19%
120,000	Kyndryl Holdings, Inc., 4.10%, 10/15/41	97,359

	TELECOMMUNICATIONS — 2.77%
339,000	T-Mobile USA, Inc., 4.38%, 4/15/40	306,096
65,000	AT&T Inc, 5.55%, 11/01/45	64,354
350,000	AT&T Inc, 5.15%, 11/15/46	327,540
73,000	Telefonica Emisiones SA, 5.21%, 3/08/47	65,619
216,000	AT&T Inc, 3.65%, 6/01/51	156,195
159,000	T-Mobile USA, Inc., 5.65%, 1/15/53	157,099
169,000	T-Mobile USA, Inc., 3.60%, 11/15/60	114,803
196,000	T-Mobile USA, Inc., 5.80%, 9/15/62	197,148
		1,388,854
	TOBACCO — 0.71%
291,000	Philip Morris International, Inc., 4.38%, 11/15/41	260,642
123,000	Altria Group, Inc., 3.88%, 9/16/46	94,282
		354,924
	TOBACCO & CANNABIS — 0.80%
90,000	BAT Capital Corp., 4.39%, 8/15/37	82,531
58,000	Altria Group Inc, 4.25%, 8/09/42	48,801
141,000	BAT Capital Corp., 4.54%, 8/15/47	118,234
130,000	BAT Capital Corp., 7.08%, 8/02/53	149,007
		398,573
	TRANSPORTATION & LOGISTICS — 1.14%
75,132	Polar Tankers, Inc., 5.95%, 5/10/37(a)	79,983
88,000	Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	84,668
172,000	Burlington Northern Santa Fe LLC, 4.90%, 4/01/44	163,819
252,000	Burlington Northern Santa Fe LLC, 5.20%, 4/15/54	241,839
		570,309
	WIRELESS TELECOMMUNICATION SERVICES — 0.43%
200,000	America Movil SAB de CV, 6.13%, 3/30/40	213,907
	Total (Cost $48,630,569)	47,011,453

See accompanying notes to financial statements.	31

Sterling Capital Long Duration Corporation Bond Fund

Schedule of Investments (continued)

September 30, 2025

Principal
Amount		Fair Value
U.S. TREASURY BONDS & NOTES — 3.93%
$294,800	United States Treasury Bond, 2.00%, 11/15/41	$207,028
2,459,600	United States Treasury Bond, 2.50%, 2/15/45	1,761,784
	Total (Cost $1,911,993)	1,968,812

Shares		Fair Value
MONEY MARKET FUNDS — 1.40%
701,859	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.00%(f)	701,859
	Total Money Market Funds
	(Cost $701,859)	701,859

Total Investments— 99.10%
(Cost $51,244,421)		49,682,124

Other Assets in Excess of Liabilities— 0.90%		452,562
NET ASSETS — 100.00%		$50,134,686

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of September 30, 2025. The maturity date reflected is the final maturity date.
(c)	Security is perpetual in nature and has no stated maturity date.
(d)	All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the year ended September 30, 2025 is $264,173, which represents 0.52% of net assets.
(e)	This security was purchased on a when-issued or forward commitment basis (Note 3).
(f)	Represents the current yield as of report date.

32	See accompanying notes to financial statements.

Sterling Capital Quality Income Fund

Schedule of Investments

September 30, 2025

Principal Amount		Fair Value
ASSET BACKED SECURITIES — 15.97%
$509,000	Carvana Auto Receivables Trust, Series P2, Class B, 1.27%, 3/10/27	$503,605
600,000	Carvana Auto Receivables Trust, Series P3, Class B, 1.42%, 8/10/27	583,539
1,309,000	BANK5 Trust, Series 2024-5YR5, 6.27%, 2/15/29	1,365,855
1,250,000	Avis Budget Rental Car Funding AESOP LLC, Series 4A, Class A, 5.49%, 6/20/29(a)	1,286,050
415,000	OneMain Direct Auto Receivables Trust, Series 1A, Class A, 5.41%, 11/14/29(a)	418,566
1,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 8A, Class A, 6.02%, 2/20/30(a)	1,049,876
1,212,000	Hertz Vehicle Financing III LLC, Series 4A, Class A, 6.15%, 3/25/30(a)	1,266,588
29,296	United States Small Business Administration, Series 20D, Class 1, 4.44%, 4/01/30(b)	29,352
1,009,000	Dryden CLO Ltd., Series 53A, Class BR, 5.60%, 1/15/31(a)(c)	1,010,039
994,000	Hertz Vehicle Financing III LLC, Series 2A, Class A, 5.48%, 1/27/31(a)	1,017,439
1,581,000	Neuberger Berman Loan Advisers CLO 41 Ltd., Series 41A, Class AR, 5.35%, 4/15/34 (TSFR3M + 105 bps)(a)(c)(d)	1,582,692
825,000	ARES XLIV CLO Ltd, Series 44A, Class A1RR, 5.42%, 4/15/34 (TSFR3M + 113 bps)(a)(d)	826,650
1,582,000	LCM 33 Ltd, Series 33A, Class AR, 5.49%, 7/20/34 (TSFR3M + 118.00 bps)(a)(d)	1,584,562
71,090	Saxon Asset Securities Trust, Series 3, Class M1, 5.17%, 12/26/34 (TSFR1M + 101 bps)(d)	69,151
1,466,000	Allegany Park CLO Ltd, Series 1A, Class ARR, 5.38%, 1/20/35 (TSFR3M + 110 bps)(a)(d)	1,466,660
1,500,000	Neuberger Berman Loan Advisers CLO Ltd., Series 47A, Class A, 5.62%, 4/14/35 (TSFR3M + 130 bps)(a)	1,502,730
1,012,000	OneMain Financial Issuance Trust, Series 2A, Class A, 3.14%, 10/14/36(a)(b)	992,743
232,466	BX Trust, Series 2021-RISE, Class C, 5.71%, 11/15/36(a)(d)	232,175
1,168,137	Hilton Grand Vacations Trust, Series 2024-3A, Class A, 4.98%, 8/27/40(a)	1,179,594
396,896	Sierra Timeshare Receivables Funding LLC, Series 3A, Class A, 4.83%, 8/20/41(a)	399,099
1,848,446	Tricon Residential Trust, Series 2025-SFR, Class A, 5.46%, 3/17/42 (TSFR1M + 110 bps)(a)(d)	1,851,984
845,796	MVW LLC, Series 2024-2, Class A, 4.43%, 3/20/42(a)	845,598
242,000	VDCM Commercial Mortgage Trust 2025-AZ, Series AZ, Class C, 6.03%, 7/13/44(a)(d)	245,181
154,851	SoFi Professional Loan Program Trust, Series A, Class A2FX, 2.54%, 5/15/46(a)(b)	149,798
628,215	Government National Mortgage Association, Series 71, Class BZ, 3.50%, 6/20/49	407,238
1,443,040	Government National Mortgage Association, Series 27, Class AW, 5.90%, 2/20/51	1,492,523
1,406,904	SMB Private Education Loan Trust, Series 2024-F, Class A1A, 5.06%, 3/16/54(a)	1,426,022
252,000	BANK5 Trust, Series 2024-5YR6, Class A3, 6.23%, 5/15/57	266,160
240,000	BANK5 Trust, Series 2024-5YR6, Class AS, 6.79%, 5/15/57	254,949
928,000	BANK5 2025-5YR17, Series 5YR17, Class A3, 5.23%, 11/15/58(e)	957,293
	Total (Cost $26,115,025)	26,263,711

Principal Amount		Fair Value
CORPORATE BONDS — 0.15%
	REIT — 0.15%
$250,000	American Tower Trust, Series 2018-1, Class A, 3.65%, 3/15/28(a)(b)	$245,747
	Total (Cost $250,000)	245,747

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — 8.33%
316,140	FRESB Mortgage Trust, Series 2017-SB36, Class A10F, 2.88%, 7/25/27(b)	309,220
85,000	Benchmark Mortgage Trust, Series V6, Class A3, 5.93%, 3/15/29	88,882
553,000	Benchmark Mortgage Trust, Series V6, Class AS, 6.38%, 3/15/29	579,086
140,000	Freddie Mac Multifamily Structured Pass Through, Series K159, Class A2, 3.95%, 11/25/30(c)	138,528
8,693	CSFB Mortgage-Backed Pass-Through Certificates, Series 1, Class 2A1, 6.50%, 2/25/34	8,709
21,834	CHL Mortgage Pass-Through Trust, Series 3, Class A4, 5.75%, 4/25/34	21,779
8,952	Citigroup Mortgage Loan Trust, Inc., Series NCM2, Class 3CB2, 6.50%, 8/25/34	8,940
1,000,000	Freddie Mac Multifamily Structured Pass Through, Series K1522, Class A2, 2.36%, 10/25/36	805,758
248,926	ELP Commercial Mortgage Trust, Series 2021-ELP, Class C, 5.59%, 11/15/38(a)	248,615
216,105	BX Commercial Mortgage Trust, Series 2021-ACNT, Class C, 5.76%, 11/15/38(a)	216,066
232,582	SMR Mortgage Trust, Series 2022-IND, Class A, 5.80%, 2/15/39(a)	232,487
70,727	JP Morgan Chase Commercial Mortgage, Series C3, Class B, 5.01%, 2/15/46(a)	68,884
4,784	CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, 3.72%, 8/15/48(b)	4,773
372,375	Wells Fargo Commercial Mortgage Trust, Series P2, Class A4, 3.81%, 12/15/48	371,412
500,000	GS Mortgage Securities Trust, Series 2016-GS4, Class A4, 3.44%, 11/10/49(b)	494,751
589,000	CD Mortgage Trust, Series 2016-CD2, Class A4, 3.53%, 11/10/49(b)	573,020
185,000	JP Morgan Chase Commercial Mortgage, Series JP4, Class A4, 3.65%, 12/15/49	183,060
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series C32, Class A4, 3.72%, 12/15/49(b)	496,084
50,000	Wells Fargo Commercial Mortgage Trust, Series C37, Class A5, 3.79%, 12/15/49	49,630
700,000	CD Mortgage Trust, Series 2017-CD3, Class A4, 3.63%, 2/10/50	679,497
250,000	COMM Mortgage Trust, Series COR2, Class A3, 3.51%, 9/10/50(b)	244,958
300,000	Wells Fargo Commercial Mortgage Trust, Series C40, Class A4, 3.58%, 10/15/50	295,859
435,000	Morgan Stanley Capital I Trust, Series H3, Class A5, 4.18%, 7/15/51	432,201
325,000	BBCMS Mortgage Trust, Series C7, Class A5, 2.04%, 4/15/53	289,964
64,000	GS Mortgage Securities Trust, Series GC47, Class A5, 2.38%, 5/12/53	58,563
220,800	Wells Fargo Commercial Mortgage Trust, Series C56, Class A5, 2.45%, 6/15/53	203,407
589,492	Benchmark Mortgage Trust, Series B18, Class A5, 1.93%, 7/15/53	519,508
659,333	Morgan Stanley Capital I Trust, Series HR8, Class A4, 2.04%, 7/15/53	590,869

See accompanying notes to financial statements.	33

Sterling Capital Quality Income Fund

Schedule of Investments (continued)

September 30, 2025

Principal Amount		Fair Value
COMMERCIAL MORTGAGE-BACKED SECURITIES — (continued)
$300,000	Wells Fargo Commercial Mortgage Trust, Series C58, Class A4, 2.09%, 7/15/53	$267,226
500,000	Wells Fargo Commercial Mortgage Trust, Series C57, Class A4, 2.12%, 8/15/53	451,904
250,000	BANK Trust, Series 2020-BNK29, Class A4, 2.00%, 11/15/53	218,125
500,000	GS Mortgage Securities Trust, Series GSA2, Class A5, 2.01%, 12/12/53(b)	440,641
1,250,000	Benchmark Mortgage Trust, Series B21, Class A5, 1.98%, 12/17/53(b)	1,099,743
100,000	CFCRE Commercial Mortgage Trust, Series C7, Class A3, 3.84%, 12/10/54	98,919
80,000	Benchmark Mortgage Trust, Series V2, Class AS, 6.54%, 5/15/55	83,261
209,000	Benchmark Mortgage Trust, Series 2024-V7, Class A3, 6.23%, 5/15/56	220,965
167,000	Benchmark Mortgage Trust, Series 2024-V7, Class AS, 6.53%, 5/15/56	176,031
51,000	BMO Mortgage Trust, Series 2023-5C1, 7.36%, 8/15/56	54,039
178,000	BANK5 Trust, Series 2023-5YR3, Class AS, 7.56%, 9/15/56	191,080
1,000,000	BANK5 Trust, Series 2023-5YR4, Class AS, 7.27%, 12/15/56	1,069,176
220,000	Benchmark Mortgage Trust, Series V5, Class A3, 5.81%, 1/10/57	229,217
75,000	BBCMS Mortgage Trust, Series 5C25, Class A3, 5.95%, 3/15/57	78,523
51,000	BBCMS Mortgage Trust, Series 5C25, Class AS, 6.36%, 3/15/57	53,225
737,000	BMO 2025-5C12 Mortgage Trust, Series 5C12, Class A3, 5.18%, 10/15/58(e)	757,853
	Total (Cost $14,465,538)	13,704,438

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 30.21%
110,949	Fannie Mae, Series 2013-91, Class DV, 3.00%, 10/25/26	110,568
215,000	Freddie Mac, Series 4097, Class CU, 1.50%, 8/15/27	209,526
501,114	Freddie Mac, Series 4136, Class HZ, 3.50%, 11/15/27	498,667
208,000	BANK5, Series 2023-5YR4, Class B, 7.86%, 12/15/28(d)	222,752
278,170	Ginnie Mae, Series 79, Class V, 2.80%, 3/16/29	267,860
132,063	Freddie Mac Principal Strips, Series 219, –%, 3/01/32	120,432
42,013	Freddie Mac, Series 2485, Class WG, 6.00%, 8/15/32	43,780
119,000	Freddie Mac, Series 4160, Class HH, 2.50%, 12/15/32(b)	112,861
107,578	Fannie Mae, Series 2003-21, Class OW, 4.00%, 3/25/33	106,562
26,602	Fannie Mae, Series 2003-19, Class AR, 5.50%, 3/25/33	27,335
102,682	Freddie Mac, Series 2768, Class PC, 4.00%, 3/15/34	99,685
39,534	Ginnie Mae, Series 2004-69, Class GC, 5.50%, 4/20/34	39,989
129,131	Freddie Mac, Series 3042, Class PZ, 5.75%, 9/15/35	136,123
317,891	Ginnie Mae, Series 2005-60, Class WZ, 5.50%, 9/20/35	325,643
733,357	Freddie Mac Principal Strips, Series 236, –%, 4/01/36	609,994
552,173	Fannie Mae, Series 59, Class DH, 6.50%, 7/25/36	590,615
141,560	Ginnie Mae, Series 2007-57, Class ZA, 5.75%, 10/20/37	143,716
568,061	Fannie Mae, Series 2008-2, Class PH, 5.50%, 2/25/38	578,498
61,129	Freddie Mac, Series 3440, Class EM, 5.00%, 4/15/38	62,883
521,027	Fannie Mae, Series 2009-28, Class HX, 5.00%, 5/25/39	530,192
82,103	Freddie Mac, Series 3816, Class HM, 4.50%, 5/15/40	82,636
500,000	Freddie Mac, Series 3714, Class PB, 4.75%, 8/15/40(b)	500,029
1,000,000	Ginnie Mae, Series 81, Class AL, 4.50%, 8/20/40	989,787
825,833	Fannie Mae, Series 2010-150, Class YL, 4.00%, 1/25/41	759,159

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$200,000	Freddie Mac, Series 3815, Class TB, 4.50%, 2/15/41	$194,039
34,422	Freddie Mac, Series 4215, Class LD, 2.00%, 7/15/41	33,572
881,862	Freddie Mac, Series 3895, Class PW, 4.50%, 7/15/41	887,590
750,000	Ginnie Mae, Series 2011-135, Class PG, 3.00%, 10/16/41	675,678
23,853	Freddie Mac, Series 4293, Class MH, 3.00%, 12/15/41	23,082
809,034	Fannie Mae, Series 2011-131, Class PB, 4.50%, 12/25/41	813,329
211,850	Freddie Mac, Series 4094, Class ME, 2.50%, 8/15/42	191,745
515,500	Freddie Mac, Series 4088, Class CD, 3.00%, 8/15/42	426,682
2,402,706	Freddie Mac, Series 5427, Class HZ, 3.50%, 8/15/42	1,998,498
628,000	Freddie Mac, Series 4135, Class AY, 2.00%, 11/15/42	523,418
724,000	Freddie Mac, Series 4125, Class JC, 2.50%, 11/15/42	575,501
95,037	Freddie Mac, Series 4173, Class NB, 3.00%, 3/15/43	87,612
1,713,867	Freddie Mac, Series 5419, Class Z, 4.00%, 4/15/44	1,501,951
72,952	Freddie Mac, Series 4352, Class ZX, 4.00%, 4/15/44	70,125
1,000,000	Freddie Mac, Series 4507, Class GB, 3.00%, 9/15/45	892,920
3,129,460	Fannie Mae, Series 2015-65, Class CZ, 3.50%, 9/25/45	2,802,087
92,005	Fannie Mae, Series 2016-85, Class GA, 2.50%, 10/25/45	85,809
475,000	Freddie Mac, Series 4650, Class JE, 3.00%, 7/15/46	423,061
1,134,217	Fannie Mae, Series 73, Class DZ, 3.00%, 10/25/46(b)	1,012,906
474,301	Ginnie Mae, Series 126, Class A, 2.50%, 11/16/46	452,400
712,000	Ginnie Mae, Series 2017-75, Class DL, 3.00%, 3/20/47	604,933
1,495,000	Fannie Mae, Series 2017-42, Class HL, 3.00%, 6/25/47	1,383,298
640,903	Fannie Mae, Series 20, Class KL, 3.50%, 1/25/48	534,620
915,477	Freddie Mac, Series 4795, Class JB, 4.00%, 5/15/48	871,501
2,079,216	Freddie Mac, Series 4841, Class PZ, 4.50%, 9/15/48	2,024,191
863,000	Ginnie Mae, Series 2019-6, Class JK, 3.50%, 1/20/49	773,681
3,702,539	Government National Mortgage Association, Series 90, Class AB, 3.00%, 7/20/49	3,348,750
693,902	Freddie Mac, Series 4941, Class MB, 3.00%, 7/25/49	627,915
280,004	Chase Home Lending Mortgage Trust, Series 2019- ATR2, Class A3, 3.50%, 8/25/49(a)	253,945
662,399	Fannie Mae, Series 2015-65, Class BL, 3.50%, 9/25/49	546,135
3,216,591	Freddie Mac, Series 4938, Class KA, 2.50%, 10/25/49	2,865,957
739,959	Fannie Mae, Series 5, Class MG, 3.50%, 2/25/50	681,131
431,216	Fannie Mae, Series 12, Class LC, 2.00%, 3/25/50	363,706
303,611	Fannie Mae, Series 2020-10, Class Q, 3.00%, 3/25/50	263,929
590,000	Fannie Mae REMICS, Series 22, Class DY, 2.50%, 4/25/50	431,336
1,900,000	Fannie Mae, Series 56, Class AQ, 2.00%, 8/25/50	1,537,510
337,806	Freddie Mac, Series 5115, Class G, 2.50%, 9/25/50	289,833
711,870	Freddie Mac, Series 5067, Class DP, 2.00%, 1/25/51	613,511
785,000	Vantage Data Centers LLC, Series 1A, Class A2, 5.13%, 8/15/55(a)	788,976
1,495,000	Benchmark Mortgage Trust, Series 2023-B39, Class A5, 5.75%, 7/15/56	1,587,792
1,500,000	BANK Trust, Series 2023-BNK46, Class A4, 5.75%, 8/15/56	1,593,047
1,500,000	BMO Mortgage Trust, Series 2023-C7, Class A5, 6.16%, 12/15/56	1,615,949
1,500,000	BANK Trust, Series 2024-BNK47, Class A5, 5.72%, 6/15/57	1,596,423
1,500,000	Wells Fargo Commercial Mortgage Trust, Series 2024- C63, Class A5, 5.31%, 8/15/57	1,553,546
295,000	Benchmark 2025-V16 Mortgage Trust, Series V16, Class A3, 5.44%, 8/15/57	306,720
477,163	Wells Fargo Commercial Mortgage Trust 2025-5C5, Series 5C5, Class A3, 5.59%, 7/15/58	498,917
589,000	BBCMS Mortgage Trust 2025-5C36, Series 5C36, Class A3, 5.52%, 8/15/58	614,827

34	See accompanying notes to financial statements.

Sterling Capital Quality Income Fund

Schedule of Investments (continued)

September 30, 2025

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$665,000	Wells Fargo Commercial Mortgage Trust 2025-5C6, Series 5C6, Class A3, 5.19%, 10/15/58(e)	$684,202
	Total (Cost $49,814,149)	49,697,578

Principal
Amount		Fair Value
MORTGAGE-BACKED SECURITIES — 40.76%
	Fannie Mae — 25.92%
202,880	4.50%, 3/01/34, Pool #CA3294	205,484
42,957	5.50%, 6/01/38, Pool #984277(b)	44,497
24,512	5.50%, 8/01/38, Pool #995072	25,415
31,237	4.50%, 9/01/39, Pool #AC1830	31,399
29,939	4.50%, 10/01/40, Pool #AE4855	29,968
55,120	3.50%, 2/01/41, Pool #AH5646	52,527
86,488	4.00%, 3/01/41, Pool #AH4008	84,653
22,461	4.50%, 6/01/41, Pool #AC9298	22,427
58,936	5.00%, 7/01/41, Pool #AI5595	60,310
106,971	4.00%, 9/01/41, Pool #AJ1717	104,104
1,604,534	6.00%, 10/01/41, Pool #FS4183	1,690,849
1,454,018	2.00%, 12/01/41, Pool #MA4501	1,257,576
444,800	6.00%, 8/01/43, Pool #MA5129	457,845
32,945	4.50%, 10/01/44, Pool #MA2066	32,699
94,669	4.00%, 12/01/44, Pool #MA2127	91,233
97,439	4.50%, 1/01/45, Pool #MA2158	96,712
111,272	3.50%, 3/01/45, Pool #AS4552	104,609
97,517	4.00%, 10/01/45, Pool #AL7487	93,846
705,937	3.00%, 10/01/46, Pool #BC4764	637,404
66,934	4.00%, 11/01/46, Pool #MA2808	64,352
92,308	3.00%, 2/01/47, Pool #BE2329	83,418
46,154	4.00%, 5/01/47, Pool #BE9598	43,946
42,693	4.50%, 11/01/47, Pool #BM3286	42,440
2,839,635	4.00%, 12/01/47, Pool #BM5019	2,747,478
49,536	4.50%, 5/01/48, Pool #CA1711	48,788
1,228,806	3.50%, 6/01/50, Pool #CA6097	1,132,428
173,270	3.00%, 7/01/50, Pool #CA6422	152,824
169,144	3.00%, 7/01/50, Pool #CA6421	149,212
651,483	3.00%, 8/01/50, Pool #FS0973	584,103
791,514	3.50%, 9/01/50, Pool #FS5284	731,203
389,707	2.50%, 3/01/51, Pool #FM6523	331,561
276,734	3.00%, 5/01/51, Pool #FM7346	245,247
886,503	2.50%, 8/01/51, Pool #FM8438	759,050
1,046,594	4.00%, 8/01/51, Pool #FS1976	1,005,926
1,607,288	3.00%, 9/01/51, Pool #FM8821	1,424,399
254,714	3.00%, 11/01/51, Pool #CB2170	224,629
655,884	3.50%, 2/01/52, Pool #MA4550	603,725
738,339	3.00%, 3/01/52, Pool #BV4143	654,530
577,235	3.50%, 4/01/52, Pool #FS1260	532,517
2,884,493	3.50%, 5/01/52, Pool #CB3593	2,652,305
530,930	4.50%, 6/01/52, Pool #FS2157	522,891
3,085,708	4.50%, 10/01/52, Pool #BW9905	3,015,051
412,198	5.00%, 11/01/52, Pool #CB5278	411,461
473,278	5.50%, 3/01/53, Pool #FS3925	482,723
881,849	4.00%, 5/01/53	842,545
1,111,702	6.00%, 6/01/53, Pool #FS6616	1,139,117
3,505,490	4.50%, 9/01/53, Pool #FS8829	3,423,488
1,193,122	5.50%, 2/01/54, Pool #FA0202	1,209,740
1,216,214	6.00%, 4/01/54, Pool #FA0566	1,250,812
2,725,387	6.00%, 5/01/54, Pool #FM2472	2,815,820
3,262,962	5.00%, 10/01/54, Pool #FS9535	3,241,354
3,248,492	5.50%, 11/01/54, Pool #FS9455	3,303,248
1,640,305	5.00%, 4/01/55, Pool #CC0236	1,629,441
		42,625,329
	Federal Home Loan Banks — 0.29%
550,000	1.90%, 10/07/31	485,014

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Freddie Mac — 14.31%
$24,391	4.00%, 11/01/32, Pool #ZS8993	$24,247
114,516	4.00%, 5/01/37, Pool #ZA2461	112,782
15,218	5.50%, 10/01/39, Pool #ZI9359	15,760
25,365	5.00%, 4/01/40, Pool #ZI9910	25,977
43,263	5.50%, 4/01/40, Pool #ZA1042	44,999
140,739	2.00%, 8/01/40, Pool #RB5076	123,809
18,609	5.00%, 8/01/40, Pool #ZA1056	19,058
48,844	4.00%, 11/01/40, Pool #ZJ0654	47,686
52,701	4.00%, 12/01/40, Pool #ZJ0811	51,582
124,396	3.50%, 8/01/42, Pool #ZL3508	117,402
420,399	6.00%, 2/01/43, Pool #RB5221	431,949
158,149	3.50%, 3/01/43, Pool #ZT1107	149,274
94,794	3.50%, 3/01/45, Pool #ZT1164	89,472
74,723	3.00%, 1/01/46, Pool #ZS4646	67,683
80,684	4.00%, 4/01/46, Pool #ZM1015	77,572
76,055	3.50%, 12/01/47, Pool #ZM5123	70,671
1,561,270	4.00%, 6/01/48, Pool #ZT0541	1,500,796
535,196	2.50%, 7/01/51, Pool #QC4230	459,243
842,606	3.00%, 8/01/51, Pool #SD8162	741,073
879,766	3.00%, 2/01/52, Pool #RA6664	777,748
590,024	4.50%, 6/01/52, Pool #SD1265	578,212
943,368	4.50%, 8/01/52, Pool #SD1515	922,510
657,247	5.00%, 10/01/52, Pool #SD1710	655,055
1,352,805	4.00%, 12/01/52, Pool #SD5808	1,288,238
562,065	5.00%, 1/01/53, Pool #RA8382	561,060
3,331,268	5.00%, 2/01/53, Pool #SD2473	3,307,803
806,169	5.50%, 2/01/53, Pool #QF8052	818,040
1,008,186	4.50%, 5/01/53, Pool #SD2952	991,065
858,644	5.00%, 6/01/53, Pool #SD3128	857,978
838,681	5.50%, 6/01/53, Pool #SD3136	851,800
1,074,073	6.00%, 7/01/53, Pool #SD3223	1,100,724
663,725	5.50%, 6/01/54, Pool #SD5479	676,622
2,543,476	6.00%, 9/01/54, Pool #SD6558	2,616,557
3,305,720	5.50%, 11/01/54, Pool #SD6622	3,366,358
		23,540,805
	Ginnie Mae II — 0.24%
6,229	4.00%, 12/20/40, Pool #755678	5,994
416,018	4.00%, 7/20/52, Pool #786280	392,547
		398,541
	Total (Cost $67,405,315)	67,049,689

Principal
Amount		Fair Value
U.S. TREASURY BONDS & NOTES — 3.30%
2,251,000	United States Treasury Note, 4.00%, 2/15/34	2,245,110
2,644,100	United States Treasury Bond, 2.38%, 2/15/42(b)	1,959,319
2,158,200	United States Treasury Bond, 1.88%, 11/15/51(b)	1,220,900
	Total (Cost $5,980,634)	5,425,329

Shares		Fair Value
MONEY MARKET FUNDS — 2.42%
3,979,316	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.00%(f)	3,979,316
	Total Money Market Funds
	(Cost $3,979,316)	3,979,316

Total Investments— 101.14%
(Cost $168,009,977)		166,365,808

Liabilities in Excess of Other Assets — (1.14)%		(1,879,884)
NET ASSETS — 100.00%		$164,485,924

See accompanying notes to financial statements.	35

Sterling Capital Quality Income Fund

Schedule of Investments (continued)

September 30, 2025

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Advisor, using Board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(b)	All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the year ended September 30, 2025 is $8,528,927, which represents 5.2% of net assets.
(c)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Rate shown is the fixed rate.
(d)	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of September 30, 2025. The maturity date reflected is the final maturity date.
(e)	This security was purchased on a when-issued or forward commitment basis (Note 3).
(f)	Represents the current yield as of report date.

36	See accompanying notes to financial statements.

Sterling Capital North Carolina Intermediate Tax-Free Fund

Schedule of Investments

September 30, 2025

Principal Amount		Fair Value
MUNICIPAL BONDS — 98.79%
	North Carolina — 98.79%
$575,000	Brunswick County, NC, Enterprise Systems Revenue, Callable 2/1/33 @ 100, 5.00%,2/1/41	$615,858
500,000	Brunswick County, NC, Enterprise Systems Revenue, Callable 2/1/33 @ 100, 5.00%,2/1/42	531,391
1,100,000	Cabarrus County, NC, Refunding Revenue Bonds Series A, 5.00%,6/1/31	1,248,222
2,000,000	Charlotte, NC, Current Refunding G.O. Series A, Callable 6/1/29 @ 100, 5.00%,6/1/34	2,147,921
2,000,000	Charlotte, NC, Public Facilities, Certification of Participation Series B, Callable 12/1/31 @ 100, 5.00%,12/1/32	2,260,501
2,275,000	Charlotte, NC, Recreational Facilities Improvements Revenue, Callable 12/1/28 @ 100, 5.00%,12/1/33	2,417,752
1,520,000	Charlotte, NC, Recreational Facilities Improvements Revenue, Callable 12/1/28 @ 100, 5.00%,12/1/34	1,609,560
2,650,000	Charlotte, NC, Water & Sewer System Revenue, Refunding Revenue Bonds Series A, Callable 7/1/32 @ 100, 5.00%,7/1/39	2,869,780
1,590,000	Chatham County, NC, Refunding Revenue (County Guaranteed), 5.00%,12/1/28	1,643,198
1,760,000	City of Asheville NC Water System Revenue, 5.00%,8/1/42	1,894,851
1,500,000	City of Charlotte NC Water & Sewer System Revenue, 5.00%,7/1/31	1,709,233
1,720,000	City of Fayetteville NC Public Works Comm. Rev., 5.00%,3/1/40	1,858,752
2,000,000	City of Greensboro NC, 5.00%,4/1/41	2,144,621
2,100,000	Concord, NC, Recreational Facility Improvements G.O., Callable 9/1/33 @ 100, 5.00%,9/1/34	2,424,412
720,000	County of Ashe NC, 5.00%,6/1/38	803,054
500,000	County of Ashe NC, 5.00%,6/1/39	553,064
2,210,000	County of Forsyth, NC, 5.00%,6/1/30	2,466,871
2,060,000	County of Guilford NC, 5.00%,3/1/39	2,304,493
2,000,000	County of Guilford NC, 5.00%,3/1/32	2,293,518
2,000,000	County of Iredell NC, 5.00%,4/1/37	2,293,053
2,000,000	County of Mecklenburg NC, 5.00%,2/1/31	2,264,123
2,185,000	County of Orange NC, 5.00%,10/1/38	2,470,447
1,795,000	County of Transylvania, NC, 5.00%,4/1/30	1,996,929
1,450,000	County of Wake NC, 5.00%,4/1/39	1,631,055
1,150,000	Currituck County, NC, Callable 4/1/33 @ 100, 5.00%,4/1/36	1,289,802
1,150,000	Currituck County, NC, Callable 4/1/33 @ 100, 5.00%,4/1/37	1,280,637
1,000,000	Currituck County, NC, Callable 4/1/33 @ 100, 5.00%,4/1/38	1,103,398
1,000,000	Durham County, NC, Current Refunding G.O., 5.00%,6/1/29	1,094,878
1,000,000	Elizabeth City State University, Board of Governors of NC, Advance Refunding Revenue Bonds, Callable 4/1/29 @ 100 (AGM), 5.00%,4/1/40	1,024,680
1,690,000	Fayetteville, NC, Public Works Commission, Electric Light & Power Improvements Revenue, Callable 3/1/24 @ 100, 5.00%,3/1/29	1,789,078
1,180,000	Fuquay-Varina NC Combined Utilities Revenue, 5.00%,2/1/38	1,314,887
2,000,000	Greensboro, NC, Recreational Facility Improvements G.O. Series B, Callable 4/1/32 @ 100, 5.00%,4/1/40	2,160,541
880,000	Johnston County, NC, Water Utility Improvements Revenue Bonds, Callable 4/1/33 @ 100, 5.00%,4/1/39	964,135
1,000,000	Macon County, NC, 5.00%,10/1/41	1,079,145

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,100,000	Mecklenburg County, NC, Limited Obligations, 5.00%,2/1/38	$1,240,466
500,000	North Carolina Agricultural & Technical State University, Refunding Revenue Series A, 5.00%,10/1/48	520,193
500,000	North Carolina Agricultural & Technical State University, Refunding Revenue Series A, 5.00%,10/1/43	527,736
1,215,000	North Carolina Agricultural & Technical State University, Refunding Revenue Series A, Callable 10/1/25 @ 100, 5.00%,10/1/34	1,216,682
1,000,000	North Carolina Agricultural & Technical State University, Refunding Revenue Series A, Callable 10/1/25 @ 100, 5.00%,10/1/32	1,001,434
1,000,000	North Carolina Agricultural & Technical State University, Refunding Revenue Series A, 5.00%,10/1/52	1,033,042
520,000	North Carolina Capital Facilities Finance Agency, The Arc of North Carolina Project, Refunding Revenue (Housing and Urban Development, Section 8), 5.00%,10/1/25	520,000
2,345,000	North Carolina Capital Facilities Finance Agency, The Arc of North Carolina Project, Refunding Revenue (Housing and Urban Development, Section 8), Callable 10/1/27 @ 100, 5.00%,10/1/34	2,353,277
1,205,000	North Carolina Central University, University & College Improvements, Revenue Bonds, Callable 4/1/29 @ 100, 5.00%,4/1/33	1,276,998
1,000,000	North Carolina Central University, University & College Improvements, Revenue Bonds, Callable 4/1/29 @ 100, 5.00%,4/1/37	1,037,931
1,000,000	North Carolina Housing Finance Agency, 6.25%,1/1/56	1,127,598
1,000,000	North Carolina Medical Care Commission, 5.00%,6/1/55	1,094,033
2,500,000	North Carolina Medical Care Commission, 5.00%,2/1/51	2,517,320
2,000,000	North Carolina Medical Care Commission, Advance Refunding Revenue Bonds, Vidant Health, Callable 6/1/25 @ 100, 5.00%,6/1/40	2,000,819
1,500,000	North Carolina Medical Care Commission, Health, Hospital and Nursing Home Improvements, Revenue Bonds Series A, Callable 1/1/30 @ 100, 5.00%,7/1/32	1,632,391
1,100,000	North Carolina State, Advance Refunding Revenue Bonds Series B, Callable 5/1/27 @ 100, 5.00%,5/1/28	1,144,695
3,000,000	North Carolina State, Advance Refunding Revenue Bonds Series B, Callable 5/1/27 @ 100, 5.00%,5/1/30(a)	3,118,377
2,000,000	North Carolina State, Build North Carolina Bonds, Highway Improvements Revenue Bonds Series A, Callable 5/1/29 @ 100, 5.00%,5/1/31	2,168,225
1,100,000	North Carolina Turnpike Authority, Senior Lien, Advance Refunding Revenue, Callable 1/1/27 @ 100 (AGM), 5.00%,1/1/28	1,130,749
1,060,000	Pitt County, NC, Advance Refunding Revenue Bonds Series B, Callable 10/1/26 @ 100, 5.00%,4/1/30	1,086,002
2,000,000	Raleigh, NC, Combined Enterprise System Revenue, Current Refunding Revenue Bonds, Callable 9/1/33 @ 100, 5.00%,9/1/48	2,102,719
2,200,000	Raleigh, NC, Refunding Notes G.O. Series A, Callable 4/1/33 @ 100, 5.00%,4/1/40	2,392,770
1,025,000	Raleigh, NC, Refunding Notes G.O. Series A, Callable 4/1/33 @ 100, 5.00%,4/1/36	1,156,901
1,985,000	Sampson County, NC, Refunding Revenue, Callable 12/1/25 @ 100, 5.00%,12/1/26(a)	1,992,059

See accompanying notes to financial statements.	37

Sterling Capital North Carolina Intermediate Tax-Free Fund

Schedule of Investments (continued)

September 30, 2025

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,000,000	State of North Carolina, 5.00%,3/1/33	$1,071,016
1,470,000	Town of Apex, NC, Callable 2/1/33 @ 100, 5.00%,2/1/35(a)	1,675,075
1,195,000	Town of Fuquay-Varina NC, Multi-Utility Improvements G.O., 5.00%,8/1/31	1,362,573
1,080,000	Town of Garner NC, Public Improvements G.O., 5.00%,2/1/31	1,221,469
1,080,000	Town of Garner NC, Public Improvements G.O., Callable 2/1/33 @ 100, 5.00%,2/1/34	1,236,491
1,730,000	Town of Holly Springs NC, 5.00%,2/1/33(a)	2,001,243
1,005,000	Town of Huntersville, NC, 5.00%,12/1/28	1,087,948
1,030,000	Union County, NC, Public Improvements Bonds G.O., Callable 3/1/32 @ 100, 5.00%,3/1/34	1,163,516
1,500,000	University of North Carolina at Chapel Hill, Current Refunding Revenue Bonds Series B, Callable 12/1/31 @ 100, 5.00%,12/1/36	1,659,457
1,100,000	University of North Carolina at Wilmington, Current Refunding Revenue Bonds Series B, Callable 10/1/29 @ 100, 5.00%,10/1/34	1,184,652
1,585,000	Wake County, NC, Public Improvements, G.O. Series A, Callable 3/1/28 @ 100, 5.00%,3/1/30	1,681,203
1,725,000	Wake County, NC, Refunding Revenue Bonds Series A, Callable 8/1/28 @ 100, 5.00%,8/1/32	1,833,397
350,000	Watauga Public Facilities Corp., School Improvements Revenue Bonds, Callable 6/1/32 @ 100, 5.25%,6/1/40	382,125
375,000	Watauga Public Facilities Corp., School Improvements Revenue Bonds, Callable 6/1/32 @ 100, 5.00%,6/1/37	412,590
375,000	Watauga Public Facilities Corp., School Improvements Revenue Bonds, Callable 6/1/32 @ 100, 5.00%,6/1/38	409,377
650,000	Watauga Public Facilities Corp., School Improvements Revenue Bonds, Callable 6/1/32 @ 100 Series Callable 6/1/32 @ 100, 5.25%,6/1/42	696,991
2,060,000	Wilmington, NC, Public Improvements G.O. Series A, 5.00%,5/1/31	2,340,666
1,365,000	Winston-Salem, NC, Public Improvements G.O. Series B, Callable 6/1/33 @ 100, 5.00%,6/1/35	1,551,413
	Total (Cost $114,785,619)	115,917,459

Shares		Fair Value
MONEY MARKET FUNDS — 0.11%
134,741	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.00%(b)	134,741
	Total Money Market Funds
	(Cost $134,741)	134,741

Total Investments— 98.90%
(Cost $114,920,360)		116,052,200

Other Assets in Excess of Liabilities— 1.10%		1,292,276
NET ASSETS — 100.00%		$117,344,476

(a)	All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the year ended September 30, 2025 is $8,786,773, which represents 7.5% of net assets.
(b)	Represents the current yield as of report date.

AGM	Assured Guaranty Municipal Corp.
G.O.	General Obligation

38	See accompanying notes to financial statements.

Sterling Capital South Carolina Intermediate Tax-Free Fund

Schedule of Investments

September 30, 2025

Principal Amount		Fair Value
MUNICIPAL BONDS — 97.94%
	South Carolina — 97.94%
$500,000	Aiken County, SC, Consolidated School District, Special Obligation Bonds, School Improvements Revenue, Callable 6/1/29 @ 100, 4.00%,6/1/33	$513,941
500,000	Anderson County School District No 4/SC, 5.00%,3/1/38	562,984
500,000	Charleston, SC, Waterworks & Sewer System Revenue, Water Utility Improvements Revenue Bonds, Callable 1/1/30 @ 100, 5.00%,1/1/38	530,973
750,000	Charleston, SC, Waterworks & Sewer System Revenue, Water Utility Improvements Revenue Bonds, Callable 7/1/32 @ 100, 5.00%,1/1/52	777,920
500,000	Columbia, SC, Waterworks & Sewer System Revenue, Water & Sewer Utility Improvements Revenue, Callable 2/1/28 @ 100, 5.00%, 2/1/48	530,133
500,000	Columbia, SC, Waterworks & Sewer System Revenue, Water & Sewer Utility Improvements Revenue, Callable 2/1/33 @ 100, 5.25%,2/1/52	527,761
700,000	County of Beaufort SC, 5.00%,3/1/31	791,537
500,000	County of Dorchester SC, 5.00%,10/1/36	567,679
780,000	Dorchester County School District No. 4, School Improvements G.O. Series A, Callable 9/1/33 @ 100 (SCSDE), 5.00%,3/1/43	823,755
500,000	Florence, SC, Combined Waterworks & Sewerage System Revenue, Water Utility Improvements Revenue Bonds, Callable 9/1/33 @ 100, 5.00%,9/1/37	556,047
500,000	Greenville Health System, Hospital System Board Series B, Callable 5/1/24 @ 100, 5.00%,5/1/31	501,121
500,000	Greenwood County, SC, 5.00%,10/1/32	548,677
500,000	Lancaster County, SC, School District, School Improvements G.O. Series A, Callable 3/1/27 @ 100 (SCSDE), 4.00%,3/1/30	508,623
635,000	Lexington & Richland Counties, SC, School District No. 5, School Improvements G.O. (SCSDE), 5.00%,3/1/33	732,786
600,000	Lexington County, SC, School District No. 1, School Improvements G.O. Series B, Callable 2/1/29 @ 100 (SCSDE), 5.00%,2/1/31	646,465
500,000	Lexington County, SC, School District No. 2, G.O. Series C, Callable 3/1/27 @ 100 (SCSDE), 5.00%,3/1/31	516,009
585,000	Lugoff-Elgin Water Authority, Refunding Revenue Series B, Callable 7/1/26 @ 100, 5.00%,7/1/30(a)	594,651
500,000	Newberry Investing in Children's Education, 5.00%,12/1/30	551,750
500,000	Oconee County, SC, 5.00%,4/1/41	535,883
500,000	Orangeburg County, SC, Correctional Facilities Improvements, Installment Purchase Revenue Bonds, Callable 12/1/27 @ 100, 5.00%,12/1/29	517,151
715,000	Patriots Energy Group Financing Agency, 5.25%,2/1/54	780,364
500,000	Richland County, DC, School District No. 2, Refunding Bonds G.O. Series B, Callable 3/1/27 @ 100 (SCSDE), 4.00%,3/1/29	508,724
805,000	Richland County, SC, School District No. 2, School Improvements G.O. Series A, Callable 3/1/32 @ 100 (SCSDE), 5.00%,3/1/36(a)	891,622
490,000	SCAGO Educational Facilities Corp. for Sumter County School 17, Refunding Revenue, 5.00%,12/1/25	491,581
415,000	South Carolina Jobs-Economic Development Auth Series 2025-B-2, 5.00%,11/1/49	461,240
645,000	South Carolina Jobs-Economic Development Authority, 5.00%,11/1/34	728,464
400,000	South Carolina Jobs-Economic Development Authority, 5.00%,11/1/33(a)	454,333

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$850,000	South Carolina Jobs-Economic Development Authority, AnMed Health Project, Advanced Refunding Revenue Bonds, Callable 2/1/26 @ 100, 5.00%,2/1/29(a)	$855,636
500,000	South Carolina Jobs-Economic Development Authority, Wofford College Project, University & College Improvements Revenue, Callable 4/1/29 @ 100, 5.00%,4/1/44	508,271
750,000	South Carolina Public Service Authority, Callable 12/1/32 @ 100, 5.25%,12/1/36	832,842
500,000	South Carolina Transportation Infrastructure Bank, Advance Refunding Revenue Series A, Callable 10/1/27 @ 100 (AGM), 5.00%,10/1/38	513,737
500,000	Spartanburg County School District No. 4, SC, School Improvements G.O. (SCSDE) Series A, Callable 3/1/32 @ 100 (SCSDE), 5.00%,3/1/40	534,931
500,000	Spartanburg County School District No. 5, SC, School Improvements G.O., Callable 3/1/32 (SCSDE), 5.00%,3/1/37	549,746
750,000	State of South Carolina, University & College Improvements G.O. Series A, Callable 4/1/32 @ 100, 5.00%,4/1/39	812,937
	Total (Cost $20,657,799)	20,760,274

Shares		Fair Value
MONEY MARKET FUNDS — 1.11%
235,241	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.00%(b)	235,241
	Total Money Market Funds
	(Cost $235,241)	235,241

Total Investments— 99.05%
(Cost $20,893,040)		20,995,515

Other Assets in Excess of Liabilities— 0.95%		200,894
NET ASSETS — 100.00%		$21,196,409

(a)	All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the year ended September 30, 2025 is $1,739,123, which represents 8.2% of net assets.
(b)	Represents the current yield as of report date.

AGM	Assured Guaranty Municipal Corp.
G.O.	General Obligation
SCAGO	South Carolina Association of Governmental Organizations
SCSDE	South Carolina School District Enhancement

See accompanying notes to financial statements.	39

Sterling Capital Virginia Intermediate Tax-Free Fund

Schedule of Investments

September 30, 2025

Principal Amount		Fair Value
MUNICIPAL BONDS — 98.81%
	Virginia — 98.81%
$750,000	Albemarle County, VA, School Improvements G.O., (State Aid Withholding), 5.00%,6/1/26	$762,567
750,000	Arlington County, VA, Public Improvements G.O., Callable 8/15/27 @ 100, 5.00%,8/15/30	784,672
500,000	Chesapeake Bay Bridge & Tunnel District, First Tier General Resolution, Highway Improvements, Revenue Bonds, Callable 7/1/26 @ 100 (AGM), 5.00%,7/1/41	502,554
750,000	Chesapeake, VA, Chesapeake Expressway, Callable 7/15/34 @ 100, 5.00%,7/15/41	812,177
750,000	Chesapeake, VA, Public Improvements, Refunding G.O. Series A, Callable 18/1/27 @ 100, 5.00%,8/1/30	783,988
1,000,000	Chesterfield County, VA, School Improvements G.O., (State Aid Withholding) Series A, Callable 1/1/28 @ 100, 4.00%,1/1/31	1,033,404
500,000	Chesterfield County, VA, School Improvements G.O., (State Aid Withholding), Callable 1/1/33 @ 100, 5.00%,1/1/40	539,384
600,000	City of Alexandria, VA, 5.00%,12/15/33	699,743
1,000,000	Culpeper County, VA, Economic Development Authority, VA Capital Projects, Refunding Revenue, Callable 6/1/24 @ 100, 4.00%,6/1/26	1,000,840
1,145,000	Fairfax County, VA, School Improvements G.O., Current Refunding Series A, Callable 4/1/30 @ 100, 5.00%,10/1/30(a)	1,275,271
1,000,000	Fairfax County, VA, Sewer Revenue, 5.00%,7/15/54	1,043,634
1,000,000	Hampton Roads Transp. Accountability Comm., 5.00%,7/1/31	1,111,222
500,000	Henrico County Economic Development Authority, 5.00%,11/1/35	565,388
1,000,000	Loudoun County Economic Development Authority, Loudoun County Public Improvements Projects, Revenue Bonds Series A, Callable 12/1/31 @ 100, 5.00%,12/1/36	1,100,159
750,000	Loudoun County, VA, Miscellaneous Purposes Revenue G.O. (State Aid Withholding) Series A, 5.00%,12/1/29	828,004
1,000,000	Lynchburg Economic Development Authority, 5.00%,1/1/35	1,087,640
1,000,000	Manassas, VA, Public Improvements, Public Facilities G.O. (State Aid Withholding), Callable 7/1/29 @ 100, 4.00%,7/1/33	1,043,197
1,000,000	Norfolk, VA, Callable 8/1/28 @ 100, 5.00%,8/1/47	1,072,697
500,000	Norfolk, VA, Water Revenue, Callable 11/1/33 @ 100, 5.00%,11/1/44	531,068
750,000	Norfolk, VA, Water Revenue, Callable 11/1/33 @ 100, 5.00%,11/1/40	820,016
1,000,000	Roanoke, VA, School Improvements G.O., Callable 4/1/32 @ 100, 5.00%,4/1/34(a)	1,129,919
500,000	Salem Economic Development Authority, 5.00%,4/1/40	505,399
1,000,000	Salem, VA, School Improvements G.O., Current Refunding, 5.00%,5/1/28	1,065,278
750,000	Spotsylvania County, VA, School Improvements G.O., Callable 7/15/32 @ 100, 5.00%,1/15/37	831,206
500,000	Spotsylvania County, VA, School Improvements G.O., Callable 7/15/32 @ 100, 5.00%,1/15/38	549,835
1,085,000	Suffolk, VA, Callable 2/1/32 @ 100, 5.00%,2/1/43(a)	1,146,220
1,000,000	Upper Occoquan Sewage Authority, 5.00%,7/1/37	1,142,288
1,000,000	Virginia College Building Authority, University & College Improvements Revenue Bonds (State Intercept) Series C, 5.00%,9/1/29	1,097,168

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$500,000	Virginia Commonwealth Transportation Board, Federal Highway Transportation Grant, Callable 9/15/26 @ 100, 5.00%,9/15/30	$510,034
1,000,000	Virginia Housing Development Authority, Callable 4/1/26 @ 100, 3.00%,10/1/29	1,000,785
585,000	Virginia Port Authority, 5.00%,7/1/32	665,932
750,000	Virginia Port Authority Commonwealth Port Fund, Airport & Marina Improvements Revenue Bonds Series A, 5.00%,7/1/41	806,559
1,035,000	Virginia Public School Authority, School Improvements Revenue Bonds (State Aid Withholding), 5.00%,8/15/30	1,162,101
1,000,000	Virginia Public School Authority, School Improvements Revenue Bonds (State Aid Withholding), 5.00%,1/15/30	1,108,939
600,000	Virginia Small Business Financing Authority, 5.00%,10/1/32	655,137
750,000	Winchester Economic Development Authority, Callable 1/1/34 @ 100, 5.00%,1/1/42	786,857
	Total (Cost $31,383,111)	31,561,282

Shares		Fair Value
MONEY MARKET FUNDS — 0.22%
71,402	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.00%(b)	71,402
	Total Money Market Funds
	(Cost $71,402)	71,402

Total Investments— 99.03%
(Cost $31,454,513)		31,632,684

Other Assets in Excess of Liabilities— 0.97%		309,084
NET ASSETS — 100.00%		$31,941,768

(a)	All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the year ended September 30, 2025 is $2,904,722, which represents 9.2% of net assets.
(b)	Represents the current yield as of report date.

AGM	Assured Guaranty Municipal Corp.
G.O.	General Obligation

40	See accompanying notes to financial statements.	39

Sterling Capital West Virginia Intermediate Tax-Free Fund

Schedule of Investments

September 30, 2025

Principal Amount		Fair Value
MUNICIPAL BONDS — 98.29%
	West Virginia — 98.29%
$500,000	Berkeley County Public Service Sewer, 5.00%,6/1/40	$528,495
1,000,000	Berkeley County, Board of Education, School Improvements G.O. (West Virginia Board Commission), 4.00%,6/1/28	1,038,193
1,750,000	Berkeley County, Board of Education, School Improvements G.O. (West Virginia Board Commission), Callable 6/1/33 @ 100, 4.00%,6/1/36(a)	1,805,716
1,000,000	Berkeley County, WV, Public Service Sewer District, Miscellaneous Purposes Revenue Series C, Callable 10/30/23 @ 100 (BAM), 4.50%,10/1/32	1,003,336
1,080,000	Braxton County, WV, Board of Education, Public School, Advance Refunding G.O. (West Virginia Board Commission), Callable 5/1/26 @ 100, 5.00%,5/1/28(a)	1,094,477
610,000	Fairmont State University, 5.00%,6/1/26	618,107
1,000,000	Hancock County Board of Education, 5.00%,6/1/35	1,107,714
1,360,000	Marshall University, WV, University & College Improvements Revenue Bonds Series A (AGM), 5.00%,5/1/30	1,491,553
705,000	Morgantown Utility Board, WV, Combined Water Utility Improvements Revenue Series B, Callable 6/1/28 @ 100, 5.00%,12/1/34	743,881
1,140,000	Morgantown Utility Board, WV, Water Utility Improvements Revenue Bonds Series B, Callable 6/1/28 @ 100, 5.00%,12/1/36	1,195,025
750,000	Ohio County, WV, Board of Education, School Improvements G.O. (West Virginia Board Commission), 3.00%,6/1/28	752,866
1,000,000	Ohio County, WV, Board of Education, School Improvements G.O. (West Virginia Board Commission), 4.00%,6/1/29	1,045,536
1,275,000	Ohio County, WV, Callable 6/1/34 @ 100, 5.25%,6/1/44	1,281,227
1,000,000	Putnam County Board of Education/WV, 5.00%,6/1/32	1,129,011
1,500,000	Putnam County Board of Education/WV, 5.00%,6/1/37	1,675,126
765,000	School Building Authority of West Virginia, Lottery Capital Improvements Revenue Series A, Callable 7/1/24 @ 100, 5.00%,7/1/28	766,527
1,000,000	State of West Virginia, Callable 6/1/29 @ 100, 5.00%,6/1/44	1,025,047
1,505,000	State of West Virginia, Callable 6/1/31 @ 100, 5.00%,6/1/45	1,563,452
1,000,000	State of West Virginia, Fuel Sales Tax Revenue, Group 1 Highway Improvements, G.O. Series S, Callable 6/1/29 @ 100, 5.00%,12/1/35	1,068,788
1,000,000	Taylor County, WV, Board of Education, Callable 6/1/34 @ 100, 5.00%,6/1/35	1,141,539
1,000,000	Taylor County, WV, Board of Education, Callable 6/1/34 @ 100, 5.00%,6/1/36	1,133,755
850,000	West Virginia Commissioner of Highways, Callable 9/1/27 @ 100, 5.00%,9/1/28	889,488
500,000	West Virginia Economic Development Authority, 3.38%,3/1/40	508,205
1,145,000	West Virginia Economic Development Authority, Lottery Recreational Facilities Improvements Revenue Series A, Callable 7/1/27 @ 100, 5.00%,7/1/28	1,195,133
1,500,000	West Virginia Economic Development Authority, Provident Group - Marshall Properties L.L.C, Current Refunding Revenue Bonds Series A-1, Callable 7/1/33 @ 100, 5.00%,7/1/37	1,618,643
1,470,000	West Virginia Hospital Finance Authority, Charleston Area Medical Center Inc., Health, Hospital, Nursing Home Improvements, Refunding Revenue, Callable 9/1/29 @ 100, 5.00%,9/1/39	1,491,399

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$1,000,000	West Virginia Hospital Finance Authority, Health Care Facilities Revenue Bonds Series A, Callable 6/1/33 @ 100, 5.00%,6/1/41	$1,052,495
1,385,000	West Virginia Hospital Finance Authority, United Health System Obligation, Health, Hospital, Nursing Home Improvements Refunding Revenue Bonds, 5.00%,6/1/26	1,403,132
1,070,000	West Virginia Housing Development Fund, Revenue Bonds Series A, 3.25%,5/1/29	1,085,035
905,000	West Virginia Housing Development Fund, Revenue Bonds Series A, 3.30%,11/1/29	920,932
735,000	West Virginia Lottery Excess Lottery Revenue, 5.00%,7/1/39	788,217
1,980,000	West Virginia Parkways Authority, Highway Improvements, Senior Lien Revenue Bonds, Callable 6/1/31 @ 100, 5.00%,6/1/47	2,034,943
1,105,000	West Virginia Parkways Authority, Senior Turnpike Toll Revenue, Highway Improvements, Callable 6/1/28 @ 100, 5.00%,6/1/39	1,141,433
1,000,000	West Virginia State School Building Authority, Lottery Revenue, School Improvements Revenue Series A, Callable 7/1/28 @ 100, 5.00%,7/1/29	1,066,483
1,610,000	West Virginia University, University Projects, University & College Improvements Revenue Series A, Callable 10/1/31 @ 100, 5.00%,10/1/43	1,673,608
1,015,000	West Virginia Water Development Authority, 5.00%,11/1/35	1,048,370
1,050,000	West Virginia Water Development Authority, Loan Program II, Refunding Revenue Series A-II, Callable 11/1/23 @ 100, 5.00%,11/1/26(a)	1,051,836
740,000	West Virginia Water Development Authority, West Virginia Infrastructure & Jobs, Current Refunding Revenue Bonds, Callable 10/1/26 @ 100, 5.00%,10/1/30	754,147
1,100,000	West Virginia Water Development Authority, West Virginia Infrastructure & Jobs, Current Refunding Revenue Bonds, Callable 10/1/26 @ 100, 5.00%,10/1/31	1,120,374
1,500,000	Wood County, WV, Board of Education, Callable 6/1/33 @ 100, 4.50%,6/1/34	1,617,841
1,000,000	Wood County, WV, Board of Education, Callable 6/1/33 @ 100, 4.50%,6/1/35	1,065,113
1,000,000	Wyoming County, WV, Board of Education, Callable 6/1/34 @ 100, 5.00%,6/1/35	1,131,802
1,000,000	Wyoming County, WV, Board of Education, Callable 6/1/34 @ 100, 5.00%,6/1/36	1,121,697
	Total (Cost $48,887,356)	48,989,697

Shares		Fair Value
MONEY MARKET FUNDS — 0.47%
232,428	Federated Hermes Treasury Obligations Fund, Institutional Shares, 4.00%(b)	232,428
	Total Money Market Funds
	(Cost $232,428)	232,428

Total Investments— 98.76%
(Cost $49,119,784)		49,222,125

Other Assets in Excess of Liabilities— 1.24%		620,221
NET ASSETS — 100.00%		$49,842,346

See accompanying notes to financial statements.	41

Sterling Capital West Virginia Intermediate Tax-Free Fund

Schedule of Investments (continued)

September 30, 2025

(a)	All or a portion of the securities are held in a separate collateral account at US Bank. The total value of securities held in a separate collateral account as of the year ended September 30, 2025 is $3,047,000, which represents 6.1% of net assets.
(b)	Represents the current yield as of report date.

AGM	Assured Guaranty Municipal Corp.
BAM	Build America Mutual
G.O.	General Obligation

42	See accompanying notes to financial statements.

STERLING CAPITAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2025

	Sterling Capital Behavioral Large Cap Value Equity Fund	Sterling Capital Behavioral Small Cap Value Equity Fund	Sterling Capital Special Opportunities Fund	Sterling Capital Equity Income Fund	Sterling Capital Mid Cap Relative Value Fund
Assets:
Investments at fair value (a)	$47,624,648	$103,651,724	$393,177,285	$1,073,006,029	$57,648,094
Receivable for capital shares issued	—	13,051	50,998	175,126	587
Interest and dividends receivable	41,287	118,019	107,282	805,379	35,817
Prepaid and other expenses	11,084	11,788	29,777	47,862	39,529
Total Assets	47,677,019	103,794,582	393,365,342	1,074,034,396	57,724,027
Liabilities:
Payable for capital shares redeemed	439	—	1,235,496	2,285,353	108,177
Accrued expenses and other payables:
Investment advisory fees	17,109	46,863	190,863	487,922	25,689
Administration fees	2,944	6,000	21,309	52,506	3,349
Compliance service fees	33	1,326	—	17,405	1,125
Custodian fees	633	1,478	6,072	23,000	1,204
Distribution (12b-1) fees	8,086	1,323	69,684	118,320	3,828
Audit fees	3,450	8,276	33,910	109,218	4,869
Transfer agent fees	2,299	1,663	7,986	24,756	2,054
Trustee fees	—	67	—	2,486	20
Other fees and liabilities	4,752	9,420	49,469	203,944	7,098
Total Liabilities	39,745	76,416	1,614,789	3,324,910	157,413
Net Assets	$47,637,274	$103,718,166	$391,750,553	$1,070,709,486	$57,566,614
Net Assets consist of:
Capital	$46,184,925	$77,620,767	$167,088,219	$631,858,803	$30,210,460
Total distributable earnings	1,452,349	26,097,399	224,662,334	438,850,683	27,356,154
Net Assets	$47,637,274	$103,718,166	$391,750,553	$1,070,709,486	$57,566,614
Net Assets
Class A Shares	$39,723,386	$6,235,758	$283,479,381	$354,291,816	$17,680,482
Class C Shares	60,418	44,766	13,987,823	52,854,747	282,221
Class Institutional Shares	5,826,820	6,178,792	69,371,573	591,213,554	39,257,808
Class R6 Shares	2,026,650	91,258,850	24,911,776	72,349,369	346,103
Total	$47,637,274	$103,718,166	$391,750,553	$1,070,709,486	$57,566,614
Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)
Class A Shares	1,151,350	302,778	10,499,416	15,999,342	284,098
Class C Shares	1,821	2,327	858,066	2,421,896	4,787
Class Institutional Shares	167,539	296,030	2,281,624	26,562,520	625,454
Class R6 Shares	58,168	4,363,007	818,397	3,246,788	5,512
Total	1,378,878	4,964,142	14,457,503	48,230,546	919,851
Net Asset Value
Class A Shares - redemption price per share	$34.50	$20.60	$27.00	$22.14	$62.23
Class C Shares - Offering price per share*	$33.17	$19.24	$16.30	$21.82	$58.95
Class Institutional Shares	$34.78	$20.87	$30.40	$22.26	$62.77
Class R6 Shares	$34.84	$20.92	$30.44	$22.28	$62.80
Maximum Offering Price (100%/(100% - Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share - Class A Shares	$36.60	$21.86	$28.65	$23.49	$66.03
(a) Investments at cost	$38,492,085	$86,642,514	$220,277,774	$758,486,083	$34,916,081

*	Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

43

	Sterling Capital Real Estate Fund	Sterling Capital Small Cap Value Fund	Sterling Capital Ultra Short Bond Fund	Sterling Capital Short Duration Bond Fund	Sterling Capital Intermediate U.S. Government Fund	Sterling Capital Total Return Bond Fund	Sterling Capital Long Duration Corporate Bond Fund
Assets:
Investments at fair value (a)	$ 67,177,294	$ 175,019,378	$28,628,575	$40,825,892	$19,840,337	$1,570,978,657	$49,682,124
Cash at broker for futures transactions	—	—	15,000	17,113	—	1,577,745	50,000
Receivable for capital shares issued	749	26,978	—	15,111	—	749,776	—
Receivable for investments sold	—	—	—	—	—	4,586,593	—
Interest and dividends receivable	272,151	210,351	185,727	326,576	59,003	9,164,893	671,420
Variation margin receivable	—	—	—	1,203	—	60,352	—
Prepaid and other expenses	13,721	27,446	11,929	11,306	7,573	40,781	7,462
Total Assets	67,463,915	175,284,153	28,841,231	41,197,201	19,906,913	1,587,158,797	50,411,006
Liabilities:
Distributions payable	—	—	3,012	64,180	2,887	920,506	794
Payable for investments purchased	—	—	—	453,327	—	42,290,022	263,960
Payable for capital shares redeemed	72,865	18,928	7,747	30,241	2,141	665,199	420
Accrued expenses and other payables:
Investment advisory fees	32,267	107,555	1,186	5,497	998	218,618	3,368
Administration fees	3,999	9,694	1,927	2,454	1,428	91,049	743
Compliance service fees	—	2,621	469	604	346	19,757	701
Custodian fees	1,145	2,820	441	702	315	24,537	739
Distribution (12b-1) fees	160	1,419	1,541	672	567	11,168	58
Audit fees	5,651	14,663	1,944	6,664	1,317	130,111	3,665
Transfer agent fees	1,545	2,195	492	1,048	424	16,134	325
Trustee fees	7	—	—	—	—	—	—
Other fees and liabilities	9,842	46,150	2,804	10,591	4,097	171,845	1,547
Total Liabilities	127,481	206,045	21,563	575,980	14,520	44,558,946	276,320
Net Assets	$67,336,434	$175,078,108	$28,819,668	$40,621,221	$19,892,393	$1,542,599,851	$50,134,686
Net Assets consist of:
Capital	$37,573,011	$27,719,606	$29,776,835	$52,803,022	$22,440,593	$1,682,598,876	$57,562,778
Total distributable earnings	29,763,423	147,358,502	(957,167)	(12,181,801)	(2,548,200)	(139,999,025)	(7,428,092)
Net Assets	$67,336,434	$175,078,108	$28,819,668	$40,621,221	$19,892,393	$1,542,599,851	$50,134,686
Net Assets
Class A Shares	$520,069	$2,724,210	$7,458,819	$3,524,736	$2,486,775	$48,292,580	$282,317
Class C Shares	25,897	1,048,661		40,154	67,985	1,950,364	2,856
Class Institutional Shares	66,094,516	164,980,564	21,360,849	24,008,082	17,337,633	1,017,491,036	148,351
Class R6 Shares	695,952	6,324,673		13,048,249		474,865,871	49,701,162
Total	$67,336,434	$175,078,108	$28,819,668	$40,621,221	$19,892,393	$1,542,599,851	$50,134,686
Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)
Class A Shares	14,644	64,868	755,223	418,684	279,416	5,118,170	40,334
Class C Shares	735	29,445		4,770	7,655	206,383	408
Class Institutional Shares	1,854,922	3,843,734	2,162,007	2,852,833	1,947,056	107,785,233	21,220
Class R6 Shares	19,434	146,446		1,549,733		50,313,098	7,100,391
Total	1,889,735	4,084,493	2,917,230	4,826,020	2,234,127	163,422,884	7,162,353
Net Asset Value
Class A Shares - redemption price per share	$35.51	$42.00	$9.88	$8.42	$8.90	$9.44	$7.00
Class C Shares - Offering price per share*	$35.21	$35.61		$8.42	$8.88	$9.45	$6.99
Class Institutional Shares	$35.63	$42.92	$9.88	$8.42	$8.90	$9.44	$6.99
Class R6 Shares	$35.81	$43.19		$8.42		$9.44	$7.00
Maximum Offering Price (100%/ (100% - Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share - Class A Shares	$37.68	$44.56	$9.88	$8.59	$9.08	$9.63	$7.14
(a) Investments at cost	$39,703,718	$55,708,070	$28,490,760	$40,499,451	$20,376,789	$1,574,842,369	$51,244,421

*	Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

44

STERLING CAPITAL FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2025

	Sterling Capital Quality Income Fund	Sterling Capital North Carolina Intermediate Tax- Free Fund	Sterling Capital South Carolina Intermediate Tax- Free Fund	Sterling Capital Virginia Intermediate Tax-Free Fund	Sterling Capital West Virginia Intermediate Tax-Free Fund
Assets:
Investments at fair value (a)	$166,365,808	$116,052,200	$20,995,515	$31,632,684	$49,222,125
Cash at broker for futures transactions	80,000	—	—	—	—
Receivable for capital shares issued	176,922	72,551	—	—	—
Interest and dividends receivable	623,941	1,689,693	243,403	372,907	723,721
Prepaid and other expenses	35,660	9,462	7,149	7,761	6,148
Total Assets	167,282,331	117,823,906	21,246,067	32,013,352	49,951,994
Liabilities:
Distributions payable	95,684	96,362	12,315	42,567	61,226
Payable for investments purchased	2,399,863	—	—	—	—
Payable for capital shares redeemed	218,678	304,205	19,591	3,808	6,972
Accrued expenses and other payables:
Investment advisory fees	1,890	34,817	6,081	9,499	14,358
Administration fees	10,042	7,295	1,340	2,054	3,158
Compliance service fees	—	—	416	596	751
Custodian fees	2,533	2,047	372	694	5,228
Distribution (12b-1) fees	42	4,616	847	1,804	4,003
Audit fees	13,441	10,499	1,504	3,080	4,059
Transfer agent fees	1,133	1,088	224	434	523
Trustee fees	—	—	—	26	6
Other fees and liabilities	53,101	18,501	6,968	7,022	9,364
Total Liabilities	2,796,407	479,430	49,658	71,584	109,648
Net Assets	$164,485,924	$117,344,476	$21,196,409	$31,941,768	$49,842,346
Net Assets consist of:
Capital	$171,025,748	$123,397,778	$22,789,609	$34,455,632	$52,933,827
Total distributable earnings	(6,539,824)	(6,053,302)	(1,593,200)	(2,513,864)	(3,091,481)
Net Assets	$164,485,924	$117,344,476	$21,196,409	$31,941,768	$49,842,346
Net Assets
Class A Shares	$21,049	$19,319,987	$3,765,588	$8,676,181	$19,543,107
Class C Shares	39,813	783,427	76,194	5,641	1,863
Class Institutional Shares	164,425,062	97,241,062	17,354,627	23,259,946	30,297,376
Total	$164,485,924	$117,344,476	$21,196,409	$31,941,768	$49,842,346
Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)
Class A Shares	2,300	1,908,620	358,734	783,717	2,061,634
Class C Shares	4,348	77,444	7,264	510	196
Class Institutional Shares	17,936,282	9,608,061	1,664,854	2,101,615	3,193,080
Total	17,942,930	11,594,125	2,030,852	2,885,842	5,254,910
Net Asset Value
Class A Shares - redemption price per share	$9.15	$10.12	$10.50	$11.07	$9.48
Class C Shares - Offering price per share*	$9.15	$10.12	$10.49	$11.05	$9.49
Class Institutional Shares	$9.17	$10.12	$10.42	$11.07	$9.49
Maximum Offering Price (100%/(100% - Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share - Class A Shares	$9.34	$10.33	$10.71	$11.30	$9.67
(a) Investments at cost	$168,009,977	$114,920,360	$20,893,040	$31,454,513	$49,119,784

*	Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

45

STERLING CAPITAL FUNDS

STATEMENTS OF OPERATIONS

For the Year Ended September 30, 2025

	Sterling Capital Behavioral Large Cap Value Equity Fund	Sterling Capital Behavioral Small Cap Value Equity Fund	Sterling Capital Special Opportunities Fund	Sterling Capital Equity Income Fund	Sterling Capital Mid Cap Relative Value Fund
Investment Income:
Interest income	$12,855	$53,267	$256,523	$1,511,650	$37,969
Dividend income	992,153	2,388,891	2,992,674	30,264,195	677,015
Foreign tax withholding	(642)	(2,936)	(29,852)	—	1,003
Total investment income	1,004,366	2,439,222	3,219,345	31,775,845	715,987
Expenses:
Investment advisory fees (See Note 7)	180,078	605,560	2,494,724	7,894,007	271,071
Administration fees (See Note 7)	34,765	87,352	349,209	1,238,463	39,295
Distribution fees - Class A Shares (See Note 7)	89,489	15,245	709,059	1,000,597	18,080
Distribution fees - Class C Shares (See Note 7)	2,913	513	153,055	629,072	1,095
Compliance service fees (See Note 7)	90	2,265	9,055	31,153	1,120
Trustee fees	7,022	16,632	68,147	254,338	7,807
Audit fees	4,413	7,136	30,681	94,936	8,952
Custodian fees	1,751	4,612	18,113	64,730	1,796
Fund accounting fees (See Note 7)	4,717	12,037	48,291	177,996	5,349
Interest expense (See Note 11)	—	—	1,119	6,764	—
Legal fees	8,306	25,507	84,318	300,912	9,866
Printing fees	3,957	680	21,035	113,549	770
Registration fees	21,241	29,907	64,438	83,912	28,514
Transfer agent fees (See Note 7)	40,020	32,838	276,087	1,288,997	30,491
Other fees	15,074	23,225	69,494	238,002	16,818
Total expenses before waivers	413,836	863,509	4,396,825	13,417,428	441,024
Less expenses waived by the Investment Advisor (See Note 7)	(249)	(56,561)	(30,288)	(106,462)	(3,879)
Net expenses	413,587	806,948	4,366,537	13,310,966	437,145
Net investment income (loss)	590,779	1,632,274	(1,147,192)	18,464,879	278,842
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investments	4,091,177	9,291,035	68,223,018	232,251,580	6,008,631
Net realized gain on foreign currency translations	—	—	439	—	—
Change in unrealized appreciation/depreciation on:
Investments	2,224,018	(5,323,538)	(9,156,301)	(302,669,114)	(1,804,283)
Net realized and change in unrealized gain (loss) on investments	6,315,195	3,967,497	59,067,156	(70,417,534)	4,204,348
Net increase (decrease) in net assets resulting from operations	$6,905,974	$5,599,771	$57,919,964	$(51,952,655)	$4,483,190

See accompanying notes to financial statements.

46

	Sterling Capital Real Estate Fund	Sterling Capital Small Cap Value Fund	Sterling Capital Ultra Short Bond Fund	Sterling Capital Short Duration Bond Fund	Sterling Capital Intermediate U.S. Government Fund	Sterling Capital Total Return Bond Fund	Sterling Capital Long Duration Corporate Bond Fund
Investment Income:
Interest income	$38,968	$80,347	$1,429,474	$2,166,259	$715,111	$69,719,610	$2,473,739
Dividend income	2,516,984	2,428,965	—	21,245	—	517,188	—
Foreign tax withholding	—	—	—	—	—	—	—
Total investment income	2,555,952	2,509,312	1,429,474	2,187,504	715,111	70,236,798	2,473,739
Expenses:
Investment advisory fees (See Note 7)	403,038	1,308,317	54,604	85,289	59,531	3,681,228	113,575
Administration fees (See Note 7)	60,194	150,926	23,663	36,948	16,148	1,277,320	39,438
Distribution fees - Class A Shares (See Note 7)	1,281	7,121	13,065	8,325	6,065	125,224	808
Distribution fees - Class C Shares (See Note 7)	807	7,631	—	429	781	23,671	26
Compliance service fees (See Note 7)	1,613	3,981	660	954	476	33,895	1,126
Trustee fees	11,983	25,918	5,194	5,285	3,357	280,813	8,790
Audit fees	6,385	3,217	2,393	823	1,894	176,220	5,661
Custodian fees	3,332	5,128	1,258	1,772	835	67,835	1,937
Fund accounting fees (See Note 7)	8,355	20,980	3,273	5,208	2,239	174,601	5,366
Interest expense (See Note 11)	—	429	—	—	—	—	—
Legal fees	14,441	35,836	5,668	8,978	3,888	306,295	9,427
Printing fees	2,320	1,435	586	423	1,078	30,426	2,349
Registration fees	30,802	51,077	26,314	35,291	12,964	78,496	17,772
Transfer agent fees (See Note 7)	55,406	151,361	11,865	31,379	10,247	919,581	8,780
Other fees	18,099	33,997	25,143	22,298	29,960	256,885	37,653
Total expenses before waivers	618,056	1,807,354	173,686	243,402	149,463	7,432,490	252,708
Less expenses waived by the Investment Advisor (See Note 7)	(679)	(7,871)	(40,953)	(14,425)	(39,573)	(1,021,805)	(81,428)
Net expenses	617,377	1,799,483	132,733	228,977	109,890	6,410,685	171,280
Net investment income	1,938,575	709,829	1,296,741	1,958,527	605,221	63,826,113	2,302,459
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investments	2,309,092	33,977,128	68,427	290,065	(78,466)	(6,975,058)	(1,404,432)
Change in unrealized appreciation/depreciation on:
Investments	(7,444,097)	(21,096,483)	(36,578)	(255,128)	135,447	(12,179,717)	(459,345)
Futures contracts	—	—	—	(1,632)	—	142,179	—
Net realized and change in unrealized gain (loss) on investments	(5,135,005)	12,880,645	31,849	33,305	56,981	(19,012,596)	(1,863,777)
Net increase (decrease) in net assets resulting from operations	$(3,196,430)	$13,590,474	$1,328,590	$1,991,832	$662,202	$44,813,517	$438,682

See accompanying notes to financial statements.

47

STERLING CAPITAL FUNDS

STATEMENTS OF OPERATIONS

For the Year Ended September 30, 2025

	Sterling Capital Quality Income Fund	Sterling Capital North Carolina Intermediate Tax- Free Fund	Sterling Capital South Carolina Intermediate Tax- Free Fund	Sterling Capital Virginia Intermediate Tax- Free Fund	Sterling Capital West Virginia Intermediate Tax- Free Fund
Investment Income:
Interest income	$6,976,815	$4,037,140	$819,245	$1,276,122	$1,810,351
Dividend income	7,013	—	—	—	—
Foreign tax withholding	—	—	—	—	—
Total investment income	6,983,828	4,037,140	819,245	1,276,122	1,810,351
Expenses:
Investment advisory fees (See Note 7)	531,604	434,513	83,342	140,997	181,958
Administration fees (See Note 7)	132,162	107,602	20,585	34,829	45,043
Distribution fees - Class A Shares (See Note 7)	212	49,433	11,430	23,272	49,067
Distribution fees - Class C Shares (See Note 7)	239	7,617	756	55	18
Compliance service fees (See Note 7)	3,501	2,878	563	931	1,206
Trustee fees	25,232	21,780	4,122	6,525	8,511
Audit fees	14,804	10,012	1,302	1,231	2,223
Custodian fees	7,614	5,494	992	1,787	1,783
Fund accounting fees (See Note 7)	17,182	14,881	2,948	4,959	6,288
Legal fees	32,319	26,119	4,943	8,628	10,871
Printing fees	16,544	877	195	314	3,659
Registration fees	45,587	16,992	14,365	17,341	23,704
Transfer agent fees (See Note 7)	107,684	40,464	10,838	14,211	13,878
Other fees	71,105	34,825	12,235	16,700	18,633
Total expenses before waivers	1,005,789	773,487	168,616	271,780	366,842
Less expenses waived by the Investment Advisor (See Note 7)	(126,926)	—	—	—	—
Net expenses	878,863	773,487	168,616	271,780	366,842
Net investment income	6,104,965	3,263,653	650,629	1,004,342	1,443,509
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investments	(717,840)	(816,418)	(75,960)	(140,328)	(288,638)
Change in unrealized appreciation/depreciation on:
Investments	1,675,203	(358,754)	(315,115)	(490,186)	(222,163)
Net realized and change in unrealized gain (loss) on investments	957,363	(1,175,172)	(391,075)	(630,514)	(510,801)
Net increase in net assets resulting from operations	$7,062,328	$2,088,481	$259,554	$373,828	$932,708

See accompanying notes to financial statements.

48

STERLING CAPITAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Sterling Capital Behavioral Large Cap Value Equity Fund
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
Increase (Decrease) in Net Assets due to:
Operations:
Net investment income (loss)	$590,779	$568,729
Net realized gain	4,091,177	4,474,629
Net change in unrealized appreciation (depreciation)	2,224,018	4,100,005
Net increase in net assets resulting from operations	6,905,974	9,143,363
Distributions to Shareholders:
Income distribution:
Class A Shares	(544,803)	(532,361)
Class C Shares	(1,741)	(3,400)
Class Institutional Shares	(68,459)	(35,457)
Class R6 Shares	(7,607)	(4,152)
Change in net assets from shareholder distributions	(622,610)	(575,370)
Capital Transactions:
Change in net assets from capital transactions (See Note 5)	4,536,363	(2,313,251)
Change in net assets	10,819,727	6,254,742
Net Assets:
Beginning of year	36,817,547	30,562,805
End of year	$47,637,274	$36,817,547

See accompanying notes to financial statements.

49

Sterling Capital Behavioral Small Cap Value Equity Fund		Sterling Capital Special Opportunities Fund
For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
$1,632,274	$1,656,938	$(1,147,192)	$(1,387,908)
9,291,035	8,671,154	68,223,457	85,876,663
(5,323,538)	14,256,533	(9,156,301)	20,967,909
5,599,771	24,584,625	57,919,964	105,456,664

(592,374)	(113,676)	(49,024,403)	(48,470,651)
(5,091)	(788)	(4,156,880)	(5,349,947)
(568,413)	(118,903)	(12,870,592)	(14,997,857)
(8,878,949)	(1,699,464)	(4,995,068)	(6,123,350)
(10,044,827)	(1,932,831)	(71,046,943)	(74,941,805)

(994,080)	(3,748,600)	(27,763,847)	(62,095,281)
(5,439,136)	18,903,194	(40,890,826)	(31,580,422)

109,157,302	90,254,108	432,641,379	464,221,801
$103,718,166	$109,157,302	$391,750,553	$432,641,379

See accompanying notes to financial statements.

50

STERLING CAPITAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Sterling Capital Equity Income Fund
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
Increase (Decrease) in Net Assets due to:
Operations:
Net investment income	$18,464,879	$28,014,041
Net realized gain	232,251,580	331,191,387
Net change in unrealized appreciation (depreciation)	(302,669,114)	50,609,934
Net increase (decrease) in net assets resulting from operations	(51,952,655)	409,815,362
Distributions to Shareholders:
Income distribution:
Class A Shares	(91,744,230)	(40,781,730)
Class C Shares	(14,478,846)	(5,906,495)
Class Institutional Shares	(227,992,420)	(123,753,673)
Class R6 Shares	(21,195,222)	(9,828,898)
Change in net assets from shareholder distributions	(355,410,718)	(180,270,796)
Capital Transactions:
Change in net assets from capital transactions (See Note 5)	(414,193,292)	(218,317,462)
Change in net assets	(821,556,665)	11,227,104
Net Assets:
Beginning of year	1,892,266,151	1,881,039,047
End of year	$1,070,709,486	$1,892,266,151

See accompanying notes to financial statements.

51

Sterling Capital Mid Cap Relative Value Fund		Sterling Capital Real Estate Fund
For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
$278,842	$328,346	$1,938,575	$1,686,668
6,008,631	5,917,871	2,309,092	3,388,016
(1,804,283)	3,148,935	(7,444,097)	14,626,477
4,483,190	9,395,152	(3,196,430)	19,701,161

(34,375)	(49,762)	(38,309)	(41,389)
(533)	(399)	(4,737)	(7,917)
(5,204,000)	(5,094,497)	(4,917,421)	(5,246,524)
—	—	(46,442)	(39,860)
(5,238,908)	(5,144,658)	(5,006,909)	(5,335,690)

17,804,042	(7,211,696)	(214,039)	(2,892,935)
17,048,324	(2,961,202)	(8,417,378)	11,472,536

40,518,290	43,479,492	75,753,812	64,281,276
$57,566,614	$40,518,290	$67,336,434	$75,753,812

See accompanying notes to financial statements.

52

STERLING CAPITAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Sterling Capital Small Cap Value Fund
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
Increase (Decrease) in Net Assets due to:
Operations:
Net investment income	$709,829	$1,208,898
Net realized gain (loss)	33,977,128	97,551,304
Net change in unrealized appreciation (depreciation)	(21,096,483)	(38,596,522)
Net increase in net assets resulting from operations	13,590,474	60,163,680
Distributions to Shareholders:
Income distribution:
Class A Shares	(1,252,305)	(830,751)
Class C Shares	(118,532)	(135,464)
Class Institutional Shares	(34,153,040)	(77,402,735)
Class R6 Shares	(1,185,361)	(1,738,566)
Change in net assets from shareholder distributions	(36,709,238)	(80,107,516)
Capital Transactions:
Change in net assets from capital transactions (See Note 5)	547,169	(53,586,885)
Change in net assets	(22,571,595)	(73,530,721)
Net Assets:
Beginning of year	197,649,703	271,180,424
End of year	$175,078,108	$197,649,703

See accompanying notes to financial statements.

53

Sterling Capital Ultra Short Bond Fund		Sterling Capital Short Duration Bond Fund		Sterling Capital Intermediate U.S. Government Fund
For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
$1,296,741	$1,495,201	$1,958,527	$2,978,012	$605,221	$450,653
68,427	34,533	290,065	(640,244)	(78,466)	(72,448)
(36,578)	309,437	(256,760)	2,813,495	135,447	1,257,630
1,328,590	1,839,171	1,991,832	5,151,263	662,202	1,635,835

(213,126)	(302,481)	(150,260)	(131,145)	(63,913)	(83,268)
		(1,614)	(3,817)	(1,489)	(2,511)
(954,286)	(1,129,825)	(1,242,270)	(2,168,304)	(463,367)	(504,626)
		(643,508)	(600,489)
(1,167,412)	(1,432,306)	(2,037,652)	(2,903,755)	(528,769)	(590,405)

559,105	(1,585,514)	(4,966,203)	(60,565,386)	1,576,033	641,650
720,283	(1,178,649)	(5,012,023)	(58,317,878)	1,709,466	1,687,080

28,099,385	29,278,034	45,633,244	103,951,122	18,182,927	16,495,847
$28,819,668	$28,099,385	$40,621,221	$45,633,244	$19,892,393	$18,182,927

See accompanying notes to financial statements.

54

STERLING CAPITAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Sterling Capital Total Return Bond Fund
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
Increase (Decrease) in Net Assets due to:
Operations:
Net investment income	$63,826,113	$57,220,994
Net realized loss	(6,975,058)	(32,443,663)
Net change in unrealized appreciation (depreciation)	(12,037,538)	136,519,817
Net increase in net assets resulting from operations	44,813,517	161,297,148
Distributions to Shareholders:
Income distribution:
Class A Shares	(1,950,460)	(1,885,739)
Class C Shares	(74,418)	(86,758)
Class Institutional Shares	(41,389,987)	(40,197,403)
Class R6 Shares	(17,861,219)	(15,067,709)
Change in net assets from shareholder distributions	(61,276,084)	(57,237,609)
Capital Transactions:
Change in net assets from capital transactions (See Note 5)	44,340,663	402,146,207
Change in net assets	27,878,096	506,205,746
Net Assets:
Beginning of year	1,514,721,755	1,008,516,009
End of year	$1,542,599,851	$1,514,721,755

See accompanying notes to financial statements.

55

Sterling Capital Long Duration Corporate Bond Fund		Sterling Capital Quality Income Fund		Sterling Capital North Carolina Intermediate Tax-Free Fund
For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
$2,302,459	$1,884,068	$6,104,965	$2,956,704	$3,263,653	$3,208,779
(1,404,432)	(2,469,778)	(717,840)	(1,114,890)	(816,418)	(604,710)
(459,345)	7,111,244	1,675,203	7,427,434	(358,754)	6,559,031
438,682	6,525,534	7,062,328	9,269,248	2,088,481	9,163,100

(15,270)	(14,989)	(3,106)	(958)	(479,109)	(497,427)
(105)	(92)	(700)	(69)	(12,762)	(14,093)
(8,464)	(24,777)	(5,975,618)	(3,072,077)	(2,769,823)	(2,684,591)
(2,279,208)	(1,845,809)
(2,303,047)	(1,885,667)	(5,979,424)	(3,073,104)	(3,261,694)	(3,196,111)

9,037,240	7,144,131	75,503,348	(6,336,438)	(10,119,835)	(11,566,398)
7,172,875	11,783,998	76,586,252	(140,294)	(11,293,048)	(5,599,409)

42,961,811	31,177,813	87,899,672	88,039,966	128,637,524	134,236,933
$50,134,686	$42,961,811	$164,485,924	$87,899,672	$117,344,476	$128,637,524

See accompanying notes to financial statements.

56

STERLING CAPITAL FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

	Sterling Capital South Carolina Intermediate Tax-Free Fund
	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
Increase (Decrease) in Net Assets due to:
Operations:
Net investment income (loss)	$650,629	$810,404
Net realized loss	(75,960)	(462,910)
Net change in unrealized appreciation (depreciation)	(315,115)	1,881,016
Net increase (decrease) in net assets resulting from operations	259,554	2,228,510
Distributions to Shareholders:
Income distribution:
Class A Shares	(115,839)	(147,188)
Class C Shares	(1,346)	(3,847)
Class Institutional Shares	(533,588)	(656,595)
Change in net assets from shareholder distributions	(650,773)	(807,630)
Capital Transactions:
Change in net assets from capital transactions (See Note 5)	(7,853,561)	(7,366,676)
Change in net assets	(8,244,780)	(5,945,796)
Net Assets:
Beginning of year	29,441,189	35,386,985
End of year	$21,196,409	$29,441,189

See accompanying notes to financial statements.

57

Sterling Capital Virginia Intermediate Tax-Free Fund		Sterling Capital West Virginia Intermediate Tax-Free Fund
For the Year Ended September 30, 2025	For the Year Ended September 30, 2024	For the Year Ended September 30, 2025	For the Year Ended September 30, 2024
$1,004,342	$1,214,165	$1,443,509	$1,873,103
(140,328)	(638,608)	(288,638)	(465,941)
(490,186)	3,117,113	(222,163)	4,013,370
373,828	3,692,670	932,708	5,420,532

(214,384)	(228,315)	(514,605)	(485,310)
(88)	(82)	(36)	(35)
(790,153)	(980,236)	(929,091)	(1,382,167)
(1,004,625)	(1,208,633)	(1,443,732)	(1,867,512)

(12,852,473)	(19,331,760)	(5,199,884)	(27,790,397)
(13,483,270)	(16,847,723)	(5,710,908)	(24,237,377)

45,425,038	62,272,761	55,553,254	79,790,631
$31,941,768	$45,425,038	$49,842,346	$55,553,254

See accompanying notes to financial statements.

58

STERLING CAPITAL FUNDS

FINANCIAL HIGHLIGHTS, A SHARES

		Investment Activities			Distributions
	Net asset value, beginning of year	Net investment income (loss)(a)	Net realized/ unrealized gain (loss) on investments	Total from investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total from distributions
Sterling Capital Behavioral Large Cap Value Equity Fund
Year Ended September 30, 2025	$29.88	0.46	4.64	5.10	(0.48)	—	—	(0.48)
Year Ended September 30, 2024	$23.10	0.45	6.79	7.24	(0.46)	—	—	(0.46)
Year Ended September 30, 2023	$20.19	0.37	2.94	3.31	(0.40)	—	—	(0.40)
Year Ended September 30, 2022	$22.75	0.40	(2.60)	(2.20)	(0.36)	—	—	(0.36)
Year Ended September 30, 2021	$16.72	0.03	6.21	6.24	(0.04)	—	(0.17)	(0.21)
Sterling Capital Behavioral Small Cap Value Equity Fund
Year Ended September 30, 2025	$21.39	0.26	0.91	1.17	(0.26)	(1.70)	—	(1.96)
Year Ended September 30, 2024	$16.98	0.27	4.50	4.77	(0.36)	—	—	(0.36)
Year Ended September 30, 2023	$15.12	0.26	1.78	2.04	(0.18)	—	—	(0.18)
Year Ended September 30, 2022	$19.37	0.17	(2.45)	(2.28)	(0.15)	(1.82)	—	(1.97)
Year Ended September 30, 2021	$11.83	0.11	7.53	7.64	(0.10)	—	—	(0.10)
Sterling Capital Special Opportunities Fund
Year Ended September 30, 2025	$27.59	(0.08)	4.19	4.11	—	(4.70)	—	(4.70)
Year Ended September 30, 2024	$26.08	(0.10)	6.40	6.30	—	(4.79)	—	(4.79)
Year Ended September 30, 2023	$23.95	(0.09)	4.21	4.12	—	(1.99)	—	(1.99)
Year Ended September 30, 2022	$33.44	(0.13)	(5.25)	(5.38)	—	(4.11)	—	(4.11)
Year Ended September 30, 2021	$24.67	(0.11)	9.21	9.10	—	(0.33)	—	(0.33)
Sterling Capital Equity Income Fund
Year Ended September 30, 2025	$28.50	0.26	(0.89)	(0.63)	(0.27)	(5.46)	—	(5.73)
Year Ended September 30, 2024	$25.26	0.35	5.39	5.74	(0.36)	(2.14)	—	(2.50)
Year Ended September 30, 2023	$24.27	0.35	2.73	3.08	(0.35)	(1.74)	—	(2.09)
Year Ended September 30, 2022	$26.57	0.35	(1.82)	(1.47)	(0.35)	(0.48)	—	(0.83)
Year Ended September 30, 2021	$20.04	0.29	6.53	6.82	(0.29)	—	—	(0.29)

(a)	Per share net investment income has been calculated using the average shares method.
*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying Notes to the Financial Statements

59

		Ratios/Supplementary Data
Net asset value, end of year	Total Return (excludes sales charge)	Net assets, End of year (000)	Ratio of net expenses to average net assets	Ratio of net investment income (loss) to average net assets	Ratio of expenses to average net assets *	Portfolio turnover**
$34.50	17.23%	$39,723	1.05%	1.47%	1.05%	108.16%
$29.88	31.47%	$34,158	1.00%	1.68%	1.03%	99.00%
$23.10	16.42%	$28,454	1.09%	1.60%	1.15%	110.98%
$20.19	(9.84)%	$25,985	1.00%	1.68%	1.03%	125.15%
$22.75	37.59%	$30,870	0.88%	0.16%	1.02%	122.64%
$20.60	5.47%	$6,236	1.09%	1.34%	1.09%	89.59%
$21.39	28.20%	$6,564	1.09%	1.38%	1.09%	74.00%
$16.98	13.50%	$5,695	1.11%	1.54%	1.11%	154.69%
$15.12	(13.50)%	$5,644	1.11%	0.90%	1.11%	70.82%
$19.37	64.73%	$7,212	1.06%	0.66%	1.06%	111.07%
$27.00	15.94%	$283,479	1.13%	(0.33)%	1.13%	38.82%
$27.59	27.05%	$294,004	1.16%	(0.37)%	1.16%	41.68%
$26.08	17.96%	$269,413	1.16%	(0.36)%	1.16%	31.19%
$23.95	(18.91)%	$267,480	1.13%	(0.44)%	1.13%	28.06%
$33.44	37.18%	$355,673	1.11%	(0.36)%	1.12%	27.20%
$22.14	(2.47)%	$354,292	1.07%	1.14%	1.07%	50.76%
$28.50	23.83%	$464,807	1.08%	1.32%	1.08%	41.82%
$25.26	12.55%	$418,725	1.07%	1.34%	1.07%	39.43%
$24.27	(5.85)%	$411,766	1.04%	1.29%	1.04%	31.23%
$26.57	34.11%	$460,034	1.03%	1.15%	1.04%	13.00%

60

STERLING CAPITAL FUNDS

FINANCIAL HIGHLIGHTS, A SHARES

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net asset value, beginning of year	Net investment income (loss)(a)	Net realized/ unrealized gain (loss) on investments	Total from investment Activities	Net investment income	Net realized gains on investments	Total from distributions
Sterling Capital Mid Cap Relative Value Fund
Year Ended September 30, 2025	$67.30	0.23	3.31	3.54	(0.27)	(8.34)	(8.61)
Year Ended September 30, 2024	$60.94	0.34	13.28	13.62	(0.25)	(7.01)	(7.26)
Year Ended September 30, 2023	$62.45	0.40	8.65	9.05	(0.39)	(10.17)	(10.56)
Year Ended September 30, 2022	$78.45	0.39	(10.09)	(9.70)	(0.33)	(5.97)	(6.30)
Year Ended September 30, 2021	$58.67	0.28	19.97	20.25	(0.24)	(0.23)	(0.47)
Sterling Capital Real Estate Fund
Year Ended September 30, 2025	$39.81	0.91	(2.65)	(1.74)	(0.94)	(1.62)	(2.56)
Year Ended September 30, 2024	$32.35	0.78	9.42	10.20	(0.65)	(2.09)	(2.74)
Year Ended September 30, 2023	$34.86	0.64	(0.25)	0.39	(0.67)	(2.23)	(2.90)
Year Ended September 30, 2022	$46.09	0.27	(7.99)	(7.72)	(0.52)	(2.99)	(3.51)
Year Ended September 30, 2021	$36.61	0.35	10.46	10.81	(0.51)	(0.82)	(1.33)
Sterling Capital Small Cap Value Fund
Year Ended September 30, 2025	$47.67	0.06	3.44	3.50	(0.03)	(9.14)	(9.17)
Year Ended September 30, 2024	$52.17	0.13	11.70	11.83	(0.13)	(16.20)	(16.33)
Year Ended September 30, 2023	$57.67	0.16	8.11	8.27	(0.09)	(13.68)	(13.77)
Year Ended September 30, 2022	$83.01	0.09	(8.16)	(8.07)	—	(17.27)	(17.27)
Year Ended September 30, 2021	$63.67	(0.01)	30.82	30.81	(0.25)	(11.22)	(11.47)
Sterling Capital Ultra Short Bond Fund
Year Ended September 30, 2025	$9.82	0.45	0.01	0.46	(0.40)	—	(0.40)
Year Ended September 30, 2024	$9.68	0.47	0.11	0.58	(0.44)	—	(0.44)
Year Ended September 30, 2023	$9.55	0.31	0.16	0.47	(0.34)	—	(0.34)
Year Ended September 30, 2022	$9.78	0.08	(0.19)	(0.11)	(0.12)	—	(0.12)
Year Ended September 30, 2021	$9.82	0.08	(0.02)	0.06	(0.10)	—	(0.10)

(a)	Per share net investment income has been calculated using the average shares method.
*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying Notes to the Financial Statements

61

		Ratios/Supplementary Data
Net asset value, end of year	Total Return (excludes sales charge)	Net assets, End of year (000)	Ratio of net expenses to average net assets	Ratio of net investment income (loss) to average net assets	Ratio of expenses to average net assets *	Portfolio turnover**
$62.23	5.66%	$17,680	1.19%	0.39%	1.21%	40.39%
$67.30	24.07%	$265	1.13%	0.55%	1.13%	8.96%
$60.94	14.75%	$460	1.12%	0.65%	1.12%	4.89%
$62.45	(13.89)%	$380	1.10%	0.53%	1.10%	7.94%
$78.45	34.65%	$369	1.10%	0.38%	1.11%	8.23%
$35.51	(4.42)%	$520	1.13%	2.51%	1.13%	7.62%
$39.81	32.80%	$623	1.11%	2.25%	1.11%	4.90%
$32.35	0.70%	$543	1.12%	1.81%	1.12%	6.06%
$34.86	(18.60)%	$670	1.07%	0.60%	1.07%	12.58%
$46.09	30.08%	$719	1.05%	0.82%	1.05%	12.68%
$42.00	7.83%	$2,724	1.28%	0.15%	1.28%	6.19%
$47.67	28.51%	$3,277	1.30%	0.28%	1.31%	2.87%
$52.17	15.05%	$2,656	1.28%	0.29%	1.30%	0.77%
$57.67	(14.14)%	$2,464	1.25%	0.13%	1.25%	5.26%
$83.01	52.43%	$3,468	1.23%	(0.01)%	1.26%	6.15%
$9.88	4.78%	$7,459	0.69%	4.55%	0.84%	62.06%
$9.82	6.12%	$5,114	0.63%	4.84%	0.81%	50.87%
$9.68	4.97%	$5,756	0.52%	3.26%	0.82%	45.10%
$9.55	(1.07)%	$7,090	0.52%	0.87%	0.75%	50.11%
$9.78	0.51%	$7,219	0.53%	0.82%	0.75%	48.71%

62

STERLING CAPITAL FUNDS

FINANCIAL HIGHLIGHTS, A SHARES

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net asset value, beginning of year	Net investment income(a)	Net realized/ unrealized gain (loss) on investments	Total from investment Activities	Net investment income	Net realized gains on investments	Total from distributions
Sterling Capital Short Duration Bond Fund
Year Ended September 30, 2025	$8.42	0.36	0.02	0.38	(0.38)	—	(0.38)
Year Ended September 30, 2024	$8.14	0.37	0.27	0.64	(0.36)	—	(0.36)
Year Ended September 30, 2023	$8.08	0.25	0.04	0.29	(0.23)	—	(0.23)
Year Ended September 30, 2022	$8.68	0.08	(0.51)	(0.43)	(0.17)	—	(0.17)
Year Ended September 30, 2021	$8.78	0.10	(0.02)	0.08	(0.18)	—	(0.18)
Sterling Capital Intermediate U.S. Government Fund
Year Ended September 30, 2025	$8.86	0.26	0.01	0.27	(0.23)	—	(0.23)
Year Ended September 30, 2024	$8.34	0.21	0.59	0.80	(0.28)	—	(0.28)
Year Ended September 30, 2023	$8.51	0.16	(0.12)	0.04	(0.21)	—	(0.21)
Year Ended September 30, 2022	$9.78	0.08	(1.15)	(1.07)	(0.20)	—	(0.20)
Year Ended September 30, 2021	$10.13	0.06	(0.18)	(0.12)	(0.23)	—	(0.23)
Sterling Capital Total Return Bond Fund
Year Ended September 30, 2025	$9.54	0.38	(0.12)	0.26	(0.36)	—	(0.36)
Year Ended September 30, 2024	$8.87	0.35	0.67	1.02	(0.35)	—	(0.35)
Year Ended September 30, 2023	$9.11	0.28	(0.24)	0.04	(0.28)	—	(0.28)
Year Ended September 30, 2022	$11.04	0.18	(1.80)	(1.62)	(0.22)	(0.09)	(0.31)
Year Ended September 30, 2021	$11.38	0.17	(0.12)	0.05	(0.24)	(0.15)	(0.39)
Sterling Capital Long Duration Corporate Bond Fund
Year Ended September 30, 2025	$7.30	0.32	(0.30)	0.02	(0.32)	—	(0.32)
Year Ended September 30, 2024	$6.45	0.31	0.85	1.16	(0.31)	—	(0.31)
Year Ended September 30, 2023	$6.63	0.28	(0.17)	0.11	(0.29)	—	(0.29)
Year Ended September 30, 2022	$10.51	0.25	(2.85)	(2.60)	(0.25)	(1.03)	(1.28)
Year Ended September 30, 2021	$10.78	0.25	0.03	0.28	(0.25)	(0.30)	(0.55)
Sterling Capital Quality Income Fund
Year Ended September 30, 2025	$9.18	0.33	(0.03)	0.30	(0.33)	—	(0.33)
Year Ended September 30, 2024	$8.56	0.27	0.64	0.91	(0.29)	—	(0.29)
Year Ended September 30, 2023	$8.78	0.23	(0.21)	0.02	(0.24)	—	(0.24)
Year Ended September 30, 2022	$10.04	0.14	(1.23)	(1.09)	(0.17)	—	(0.17)
Year Ended September 30, 2021	$10.25	0.13	(0.15)	(0.02)	(0.19)	—	(0.19)

(a)	Per share net investment income has been calculated using the average shares method.
*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying Notes to the Financial Statements

63

		Ratios/Supplementary Data
Net asset value, end of year	Total Return (excludes sales charge)	Net assets, End of year (000)	Ratio of net expenses to average net assets	Ratio of net investment income to average net assets	Ratio of expenses to average net assets *	Portfolio turnover**
$8.42	4.60%	$3,525	0.80%	4.33%	0.80%	66.22%
$8.42	7.98%	$3,068	0.76%	4.43%	0.83%	67.85%
$8.14	3.62%	$3,228	0.70%	3.02%	0.73%	98.01%
$8.08	(5.02)%	$3,665	0.73%	0.94%	0.73%	76.98%
$8.68	0.94%	$4,419	0.68%	1.15%	0.71%	39.26%
$8.90	3.12%	$2,487	0.80%	3.03%	1.01%	27.66%
$8.86	9.72%	$2,505	0.76%	2.41%	0.95%	11.51%
$8.34	0.43%	$2,550	0.75%	1.89%	0.94%	7.91%
$8.51	(11.12)%	$2,879	0.73%	0.87%	0.92%	14.18%
$9.78	(1.23)%	$3,388	0.68%	0.64%	0.86%	71.31%
$9.44	2.86%	$48,293	0.70%	4.06%	0.74%	78.95%
$9.54	11.67%	$53,940	0.71%	3.78%	0.75%	63.02%
$8.87	0.41%	$46,772	0.70%	2.99%	0.76%	47.80%
$9.11	(14.94)%	$47,701	0.70%	1.75%	0.74%	47.98%
$11.04	0.44%	$60,694	0.70%	1.52%	0.75%	48.80%
$7.00	0.52%	$282	0.70%	4.72%	0.81%	52.57%
$7.30	18.30%	$405	0.71%	4.43%	0.85%	47.46%
$6.45	1.38%	$308	0.70%	4.09%	0.89%	26.27%
$6.63	(27.78)%	$436	0.85%	2.94%	1.04%	161.62%
$10.51	2.67%	$632	0.97%	2.40%	1.16%	47.29%
$9.15	3.38%	$21	0.85%	3.76%	0.94%	35.06%
$9.18	10.77%	$32	0.82%	3.11%	0.87%	25.02%
$8.56	0.18%	$32	0.83%	2.57%	0.88%	9.85%
$8.78	(10.93)%	$32	0.82%	1.44%	0.86%	35.18%
$10.04	(0.23)%	$29	0.82%	1.29%	0.86%	73.60%
64

STERLING CAPITAL FUNDS

FINANCIAL HIGHLIGHTS, A SHARES

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net asset value, beginning of year	Net investment income(a)	Net realized/ unrealized gain (loss) on investments	Total from investment Activities	Net investment income	Net realized gains on investments	Total from distributions
Sterling Capital North Carolina Intermediate Tax-Free Fund
Year Ended September 30, 2025	$10.21	0.24	(0.09)	0.15	(0.24)	—	(0.24)
Year Ended September 30, 2024	$9.75	0.23	0.46	0.69	(0.23)	—	(0.23)
Year Ended September 30, 2023	$9.84	0.20	(0.09)	0.11	(0.20)	—	(0.20)
Year Ended September 30, 2022	$10.97	0.16	(1.13)	(0.97)	(0.16)	—	(0.16)
Year Ended September 30, 2021	$11.12	0.15	(0.15)	—	(0.15)	—	(0.15)
Sterling Capital South Carolina Intermediate Tax-Free Fund
Year Ended September 30, 2025	$10.62	0.26	(0.12)	0.14	(0.26)	—	(0.26)
Year Ended September 30, 2024	$10.16	0.25	0.46	0.71	(0.25)	—	(0.25)
Year Ended September 30, 2023	$10.24	0.20	(0.08)	0.12	(0.20)	—	(0.20)
Year Ended September 30, 2022	$11.40	0.18	(1.16)	(0.98)	(0.18)	—	(0.18)
Year Ended September 30, 2021	$11.47	0.17	(0.07)	0.10	(0.17)	—	(0.17)
Sterling Capital Virginia Intermediate Tax-Free Fund
Year Ended September 30, 2025	$11.19	0.25	(0.12)	0.13	(0.25)	—	(0.25)
Year Ended September 30, 2024	$10.69	0.24	0.50	0.74	(0.24)	—	(0.24)
Year Ended September 30, 2023	$10.77	0.20	(0.08)	0.12	(0.20)	—	(0.20)
Year Ended September 30, 2022	$11.98	0.16	(1.20)	(1.04)	(0.16)	(0.01)	(0.17)
Year Ended September 30, 2021	$12.23	0.16	(0.22)	(0.06)	(0.16)	(0.03)	(0.19)
Sterling Capital West Virginia Intermediate Tax-Free Fund
Year Ended September 30, 2025	$9.56	0.25	(0.08)	0.17	(0.25)	—	(0.25)
Year Ended September 30, 2024	$9.12	0.24	0.44	0.68	(0.24)	—	(0.24)
Year Ended September 30, 2023	$9.22	0.20	(0.10)	0.10	(0.20)	—	(0.20)
Year Ended September 30, 2022	$10.20	0.15	(0.98)	(0.83)	(0.15)	— (b)	(0.15)
Year Ended September 30, 2021	$10.29	0.16	(0.08)	0.08	(0.16)	(0.01)	(0.17)

(a)	Per share net investment income has been calculated using the average shares method.
*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(b)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements

65

		Ratios/Supplementary Data
Net asset value, end of year	Total Return (excludes sales charge)	Net assets, End of year (000)	Ratio of net expenses to average net assets	Ratio of net investment income to average net assets	Ratio of expenses to average net assets *	Portfolio turnover**
$10.12	1.55%	$19,320	0.83%	2.42%	0.83%	29.62%
$10.21	7.13%	$20,995	0.85%	2.29%	0.85%	20.34%
$9.75	1.08%	$22,320	0.85%	1.99%	0.85%	38.07%
$9.84	(8.92)%	$24,664	0.82%	1.52%	0.82%	50.21%
$10.97	(0.01)%	$31,234	0.80%	1.34%	0.80%	7.97%
$10.50	1.40%	$3,766	0.91%	2.53%	0.91%	16.00%
$10.62	7.09%	$5,816	0.89%	2.43%	0.90%	19.81%
$10.16	1.15%	$6,369	0.87%	1.92%	0.88%	32.34%
$10.24	(8.66)%	$7,056	0.85%	1.64%	0.85%	9.94%
$11.40	0.86%	$11,204	0.81%	1.44%	0.81%	20.23%
$11.07	1.23%	$8,676	0.87%	2.30%	0.87%	17.40%
$11.19	6.92%	$9,816	0.87%	2.14%	0.87%	20.54%
$10.69	1.05%	$11,272	0.86%	1.78%	0.86%	17.86%
$10.77	(8.72)%	$14,162	0.83%	1.40%	0.83%	37.23%
$11.98	(0.52)%	$17,292	0.81%	1.31%	0.81%	8.98%
$9.48	1.79%	$19,543	0.86%	2.62%	0.86%	15.61%
$9.56	7.51%	$20,407	0.88%	2.54%	0.88%	25.08%
$9.12	1.07%	$20,855	0.86%	2.14%	0.86%	37.11%
$9.22	(8.18)%	$23,829	0.82%	1.54%	0.82%	18.08%
$10.20	0.72%	$27,208	0.81%	1.53%	0.81%	8.56%

66

STERLING CAPITAL FUNDS

FINANCIAL HIGHLIGHTS, C SHARES

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net asset value, beginning of year	Net investment income (loss)(a)	Net realized/ unrealized gain (loss) on investments	Total from investment Activities	Net investment income	Net realized gains on investments	Return of capital
Sterling Capital Behavioral Large Cap Value Equity Fund
Year Ended September 30, 2025	$28.66	0.26	4.40	4.66	(0.15)	—	—
Year Ended September 30, 2024	$22.19	0.24	6.50	6.74	(0.27)	—	—
Year Ended September 30, 2023	$19.41	0.19	2.83	3.02	(0.24)	—	—
Year Ended September 30, 2022	$21.88	0.21	(2.49)	(2.28)	(0.19)	—	—
Year Ended September 30, 2021	$16.17	(0.04)	5.92	5.88	(0.03)	—	(0.14)
Sterling Capital Behavioral Small Cap Value Equity Fund
Year Ended September 30, 2025	$20.17	0.11	0.84	0.95	(0.18)	(1.70)	—
Year Ended September 30, 2024	$16.10	0.11	4.26	4.37	(0.30)	—	—
Year Ended September 30, 2023	$14.33	0.13	1.69	1.82	(0.05)	—	—
Year Ended September 30, 2022	$18.46	0.03	(2.34)	(2.31)	—	(1.82)	—
Year Ended September 30, 2021	$11.28	0.01	7.17	7.18	—	—	—
Sterling Capital Special Opportunities Fund
Year Ended September 30, 2025	$18.48	(0.16)	2.68	2.52	—	(4.70)	—
Year Ended September 30, 2024	$19.02	(0.20)	4.45	4.25	—	(4.79)	—
Year Ended September 30, 2023	$18.09	(0.21)	3.13	2.92	—	(1.99)	—
Year Ended September 30, 2022	$26.39	(0.27)	(3.92)	(4.19)	—	(4.11)	—
Year Ended September 30, 2021	$19.67	(0.27)	7.32	7.05	—	(0.33)	—
Sterling Capital Equity Income Fund
Year Ended September 30, 2025	$28.17	0.09	(0.88)	(0.79)	(0.10)	(5.46)	—
Year Ended September 30, 2024	$25.00	0.15	5.32	5.47	(0.16)	(2.14)	—
Year Ended September 30, 2023	$24.04	0.15	2.70	2.85	(0.15)	(1.74)	—
Year Ended September 30, 2022	$26.32	0.15	(1.81)	(1.66)	(0.14)	(0.48)	—
Year Ended September 30, 2021	$19.83	0.10	6.47	6.57	(0.08)	—	—

(a)	Per share net investment income has been calculated using the average shares method.
*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying Notes to the Financial Statements

67

			Ratios/Supplementary Data
Total from distributions	Net asset value, end of year	Total Return (excludes sales charge)	Net assets, End of year (000)	Ratio of net expenses to average net assets	Ratio of net investment income (loss) to average net assets	Ratio of expenses to average net assets *	Portfolio turnover**
(0.15)	$33.17	16.34%	$60	1.80%	0.87%	1.80%	108.16%
(0.27)	$28.66	30.45%	$362	1.75%	0.93%	1.78%	99.00%
(0.24)	$22.19	15.57%	$280	1.84%	0.85%	1.90%	110.98%
(0.19)	$19.41	(10.50)%	$248	1.75%	0.93%	1.78%	125.15%
(0.17)	$21.88	36.56%	$304	1.60%	(0.22)%	1.79%	122.64%
(1.88)	$19.24	4.65%	$45	1.84%	0.61%	1.84%	89.59%
(0.30)	$20.17	27.26%	$51	1.83%	0.58%	1.84%	74.00%
(0.05)	$16.10	12.70%	$28	1.86%	0.79%	1.86%	154.69%
(1.82)	$14.33	(14.19)%	$29	1.85%	0.19%	1.85%	70.82%
—	$18.46	63.65%	$38	1.82%	0.04%	1.82%	111.07%
(4.70)	$16.30	15.03%	$13,988	1.88%	(1.08)%	1.88%	38.82%
(4.79)	$18.48	26.15%	$16,870	1.91%	(1.12)%	1.91%	41.68%
(1.99)	$19.02	17.07%	$22,619	1.91%	(1.11)%	1.91%	31.19%
(4.11)	$18.09	(19.53)%	$29,566	1.88%	(1.19)%	1.88%	28.06%
(0.33)	$26.39	36.19%	$52,182	1.86%	(1.11)%	1.87%	27.20%
(5.56)	$21.82	(3.20)%	$52,855	1.82%	0.40%	1.82%	50.76%
(2.30)	$28.17	22.92%	$72,748	1.83%	0.57%	1.83%	41.82%
(1.89)	$25.00	11.71%	$64,849	1.82%	0.60%	1.82%	39.43%
(0.62)	$24.04	(6.57)%	$64,899	1.79%	0.54%	1.79%	31.23%
(0.08)	$26.32	33.15%	$81,338	1.78%	0.42%	1.79%	13.00%

68

STERLING CAPITAL FUNDS

FINANCIAL HIGHLIGHTS, C SHARES

		Investment Activities			Distributions
	Net asset value, beginning of year	Net investment income (loss)(a)	Net realized/ unrealized gain (loss) on investments	Total from investment Activities	Net investment income	Net realized gains on investments	Total from distributions
Sterling Capital Mid Cap Relative Value Fund
Year Ended September 30, 2025	$64.35	(0.20)	3.14	2.94	—	(8.34)	(8.34)
Year Ended September 30, 2024	$58.68	(0.08)	12.76	12.68	—	(7.01)	(7.01)
Year Ended September 30, 2023	$60.48	(0.01)	8.38	8.37	—	(10.17)	(10.17)
Year Ended September 30, 2022	$76.32	(0.08)	(9.79)	(9.87)	—	(5.97)	(5.97)
Year Ended September 30, 2021	$57.24	(0.17)	19.48	19.31	—	(0.23)	(0.23)
Sterling Capital Real Estate Fund
Year Ended September 30, 2025	$39.35	0.59	(2.59)	(2.00)	(0.52)	(1.62)	(2.14)
Year Ended September 30, 2024	$32.00	0.52	9.31	9.83	(0.39)	(2.09)	(2.48)
Year Ended September 30, 2023	$34.53	0.37	(0.25)	0.12	(0.42)	(2.23)	(2.65)
Year Ended September 30, 2022	$45.65	(0.06)	(7.89)	(7.95)	(0.18)	(2.99)	(3.17)
Year Ended September 30, 2021	$36.33	0.03	10.37	10.40	(0.26)	(0.82)	(1.08)
Sterling Capital Small Cap Value Fund
Year Ended September 30, 2025	$41.98	(0.19)	2.96	2.77	—	(9.14)	(9.14)
Year Ended September 30, 2024	$47.89	(0.19)	10.48	10.29	—	(16.20)	(16.20)
Year Ended September 30, 2023	$54.20	(0.22)	7.59	7.37	—	(13.68)	(13.68)
Year Ended September 30, 2022	$79.47	(0.42)	(7.58)	(8.00)	—	(17.27)	(17.27)
Year Ended September 30, 2021	$61.56	(0.58)	29.71	29.13	—	(11.22)	(11.22)
Sterling Capital Short Duration Bond Fund
Year Ended September 30, 2025	$8.42	0.30	0.01	0.31	(0.31)	—	(0.31)
Year Ended September 30, 2024	$8.14	0.30	0.27	0.57	(0.29)	—	(0.29)
Year Ended September 30, 2023	$8.08	0.18	0.05	0.23	(0.17)	—	(0.17)
Year Ended September 30, 2022	$8.68	0.01	(0.50)	(0.49)	(0.11)	—	(0.11)
Year Ended September 30, 2021	$8.77	0.04	(0.01)	0.03	(0.12)	—	(0.12)

(a)	Per share net investment income has been calculated using the average shares method.
*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying Notes to the Financial Statements

69

		Ratios/Supplementary Data
Net asset value, end of year	Total Return (excludes sales charge)	Net assets, End of year (000)	Ratio of net expenses to average net assets	Ratio of net investment income (loss) to average net assets	Ratio of expenses to average net assets *	Portfolio turnover**
$58.95	4.87%	$282	1.94%	(0.35)%	1.97%	40.39%
$64.35	23.29%	$3	1.88%	(0.14)%	1.88%	8.96%
$58.68	14.00%	$3	1.77%	(0.01)%	1.77%	4.89%
$60.48	(14.45)%	$3	1.74%	(0.11)%	1.74%	7.94%
$76.32	33.80%	$3	1.85%	(0.23)%	1.85%	8.23%
$35.21	(5.16)%	$26	1.89%	1.66%	1.89%	7.62%
$39.35	31.81%	$93	1.86%	1.52%	1.86%	4.90%
$32.00	(0.06)%	$112	1.86%	1.05%	1.86%	6.06%
$34.53	(19.19)%	$125	1.82%	(0.14)%	1.82%	12.58%
$45.65	29.14%	$182	1.81%	0.08%	1.81%	12.68%
$35.61	7.02%	$1,049	2.02%	(0.56)%	2.02%	6.19%
$41.98	27.56%	$559	2.05%	(0.48)%	2.06%	2.87%
$47.89	14.18%	$458	2.03%	(0.45)%	2.05%	0.77%
$54.20	(14.79)%	$320	2.00%	(0.63)%	2.00%	5.26%
$79.47	51.27%	$375	1.98%	(0.75)%	2.01%	6.15%
$8.42	3.82%	$40	1.55%	3.58%	1.55%	66.22%
$8.42	7.17%	$47	1.51%	3.63%	1.59%	67.85%
$8.14	2.84%	$280	1.45%	2.23%	1.48%	98.01%
$8.08	(5.73)%	$409	1.47%	0.13%	1.47%	76.98%
$8.68	0.29%	$988	1.43%	0.40%	1.46%	39.26%

70

STERLING CAPITAL FUNDS

FINANCIAL HIGHLIGHTS, C SHARES

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net asset value, beginning of year	Net investment income (loss)(a)	Net realized/ unrealized gain (loss) on investments	Total from investment Activities	Net investment income	Net realized gains on investments	Total from distributions
Sterling Capital Intermediate U.S. Government Fund
Year Ended September 30, 2025	$8.84	0.20	— (b)	0.20	(0.16)	—	(0.16)
Year Ended September 30, 2024	$8.32	0.14	0.59	0.73	(0.21)	—	(0.21)
Year Ended September 30, 2023	$8.49	0.10	(0.12)	(0.02)	(0.15)	—	(0.15)
Year Ended September 30, 2022	$9.76	0.01	(1.15)	(1.14)	(0.13)	—	(0.13)
Year Ended September 30, 2021	$10.11	(0.01)	(0.19)	(0.20)	(0.15)	—	(0.15)
Sterling Capital Total Return Bond Fund
Year Ended September 30, 2025	$9.56	0.31	(0.13)	0.18	(0.29)	—	(0.29)
Year Ended September 30, 2024	$8.89	0.28	0.67	0.95	(0.28)	—	(0.28)
Year Ended September 30, 2023	$9.12	0.21	(0.23)	(0.02)	(0.21)	—	(0.21)
Year Ended September 30, 2022	$11.06	0.10	(1.80)	(1.70)	(0.15)	(0.09)	(0.24)
Year Ended September 30, 2021	$11.40	0.09	(0.13)	(0.04)	(0.15)	(0.15)	(0.30)
Sterling Capital Long Duration Corporate Bond Fund
Year Ended September 30, 2025	$7.28	0.27	(0.29)	(0.02)	(0.27)	—	(0.27)
Year Ended September 30, 2024	$6.44	0.25	0.84	1.09	(0.25)	—	(0.25)
Year Ended September 30, 2023	$6.61	0.23	(0.17)	0.06	(0.23)	—	(0.23)
Year Ended September 30, 2022	$10.49	0.17	(2.83)	(2.66)	(0.19)	(1.03)	(1.22)
Year Ended September 30, 2021	$10.76	0.18	0.03	0.21	(0.18)	(0.30)	(0.48)
Sterling Capital Quality Income Fund
Year Ended September 30, 2025	$9.18	0.27	(0.03)	0.24	(0.27)	—	(0.27)
Year Ended September 30, 2024	$8.56	0.22	0.63	0.85	(0.23)	—	(0.23)
Year Ended September 30, 2023	$8.78	0.16	(0.20)	(0.04)	(0.18)	—	(0.18)
Year Ended September 30, 2022	$10.03	0.07	(1.21)	(1.14)	(0.11)	—	(0.11)
Year Ended September 30, 2021	$10.24	0.06	(0.15)	(0.09)	(0.12)	—	(0.12)

(a)	Per share net investment income has been calculated using the average shares method.
*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(b)	Amount is less than $0.005.
(c)	Net Assets are below $1,000.

See accompanying Notes to the Financial Statements

71

		Ratios/Supplementary Data
Net asset value, end of year	Total Return (excludes sales charge)	Net assets, End of year (000)		Ratio of net expenses to average net assets	Ratio of net investment income (loss) to average net assets	Ratio of expenses to average net assets *	Portfolio turnover**
$8.88	2.36%	$68		1.55%	2.28%	1.76%	27.66%
$8.84	8.92%	$88		1.51%	1.65%	1.70%	11.51%
$8.32	(0.32)%	$123		1.50%	1.18%	1.69%	7.91%
$8.49	(11.81)%	$98		1.48%	0.12%	1.67%	14.18%
$9.76	(1.97)%	$124		1.43%	(0.11)%	1.61%	71.31%
$9.45	1.99%	$1,950		1.45%	3.31%	1.49%	78.95%
$9.56	10.83%	$2,735		1.46%	3.02%	1.50%	63.02%
$8.89	(0.22)%	$2,903		1.45%	2.23%	1.51%	47.80%
$9.12	(15.64)%	$3,484		1.45%	0.98%	1.48%	47.98%
$11.06	(0.31)%	$5,378		1.45%	0.78%	1.51%	48.80%
$6.99	(0.11)%	$3		1.45%	4.00%	1.52%	52.57%
$7.28	17.26%	$1		1.49%	3.65%	1.57%	47.46%
$6.44	0.78%	$2		1.45%	3.36%	1.61%	26.27%
$6.61	(28.37)%	$2		1.65%	1.92%	1.82%	161.62%
$10.49	1.98%	$3		1.72%	1.70%	1.88%	47.29%
$9.15	2.68%	$40		1.61%	2.99%	1.72%	35.06%
$9.18	10.04%	$—	(c)	1.59%	2.47%	1.60%	25.02%
$8.56	(0.52)%	$3		1.53%	1.86%	1.55%	9.85%
$8.78	(11.45)%	$3		1.50%	0.74%	1.52%	35.18%
$10.03	(0.92)%	$3		1.57%	0.58%	1.59%	73.60%

72

STERLING CAPITAL FUNDS

FINANCIAL HIGHLIGHTS, C SHARES

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net asset value, beginning of year	Net investment income(a)	Net realized/ unrealized gain (loss) on investments	Total from investment Activities	Net investment income	Net realized gains on investments	Total from distributions
Sterling Capital North Carolina Intermediate Tax-Free Fund
Year Ended September 30, 2025	$10.20	0.17	(0.08)	0.09	(0.17)	—	(0.17)
Year Ended September 30, 2024	$9.74	0.15	0.46	0.61	(0.15)	—	(0.15)
Year Ended September 30, 2023	$9.83	0.12	(0.08)	0.04	(0.13)	—	(0.13)
Year Ended September 30, 2022	$10.96	0.08	(1.13)	(1.05)	(0.08)	—	(0.08)
Year Ended September 30, 2021	$11.12	0.07	(0.16)	(0.09)	(0.07)	—	(0.07)
Sterling Capital South Carolina Intermediate Tax-Free Fund
Year Ended September 30, 2025	$10.62	0.19	(0.13)	0.06	(0.19)	—	(0.19)
Year Ended September 30, 2024	$10.15	0.17	0.48	0.65	(0.18)	—	(0.18)
Year Ended September 30, 2023	$10.24	0.12	(0.09)	0.03	(0.12)	—	(0.12)
Year Ended September 30, 2022	$11.39	0.10	(1.15)	(1.05)	(0.10)	—	(0.10)
Year Ended September 30, 2021	$11.46	0.08	(0.07)	0.01	(0.08)	—	(0.08)
Sterling Capital Virginia Intermediate Tax-Free Fund
Year Ended September 30, 2025	$11.17	0.17	(0.12)	0.05	(0.17)	—	(0.17)
Year Ended September 30, 2024	$10.67	0.17	0.50	0.67	(0.17)	—	(0.17)
Year Ended September 30, 2023	$10.77	0.11	(0.09)	0.02	(0.12)	—	(0.12)
Year Ended September 30, 2022	$11.97	0.07	(1.18)	(1.11)	(0.08)	(0.01)	(0.09)
Year Ended September 30, 2021	$12.22	0.07	(0.22)	(0.15)	(0.07)	(0.03)	(0.10)
Sterling Capital West Virginia Intermediate Tax-Free Fund
Year Ended September 30, 2025	$9.57	0.19	(0.09)	0.10	(0.18)	—	(0.18)
Year Ended September 30, 2024	$9.14	0.18	0.43	0.61	(0.18)	—	(0.18)
Year Ended September 30, 2023	$9.22	0.13	(0.07)	0.06	(0.14)	—	(0.14)
Year Ended September 30, 2022	$10.20	0.08	(0.98)	(0.90)	(0.08)	— (b)	(0.08)
Year Ended September 30, 2021	$10.30	0.09	(0.10)	(0.01)	(0.08)	(0.01)	(0.09)

(a)	Per share net investment income has been calculated using the average shares method.
*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(b)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements

73

		Ratios/Supplementary Data
Net asset value, end of year	Total Return (excludes sales charge)	Net assets, End of year (000)	Ratio of net expenses to average net assets	Ratio of net investment income to average net assets	Ratio of expenses to average net assets *	Portfolio turnover**
$10.12	0.89%	$783	1.58%	1.68%	1.58%	29.62%
$10.20	6.33%	$761	1.60%	1.52%	1.60%	20.34%
$9.74	0.32%	$966	1.60%	1.24%	1.60%	38.07%
$9.83	(9.61)%	$1,141	1.57%	0.75%	1.57%	50.21%
$10.96	(0.85)%	$1,542	1.55%	0.60%	1.55%	7.97%
$10.49	0.55%	$76	1.66%	1.78%	1.66%	16.00%
$10.62	6.39%	$100	1.64%	1.67%	1.65%	19.81%
$10.15	0.30%	$268	1.62%	1.17%	1.63%	32.34%
$10.24	(9.27)%	$340	1.59%	0.89%	1.59%	9.94%
$11.39	0.10%	$603	1.56%	0.72%	1.56%	20.23%
$11.05	0.51%	$6	1.59%	1.59%	1.59%	17.40%
$11.17	6.27%	$6	1.62%	1.51%	1.62%	20.54%
$10.67	0.13%	$5	1.59%	1.03%	1.59%	17.86%
$10.77	(9.32)%	$16	1.57%	0.61%	1.57%	37.23%
$11.97	(1.27)%	$57	1.57%	0.58%	1.57%	8.98%
$9.49	1.13%	$2	1.59%	1.97%	1.59%	15.61%
$9.57	6.77%	$2	1.63%	1.95%	1.63%	25.08%
$9.14	0.62%	$2	1.57%	1.34%	1.57%	37.11%
$9.22	(8.85)%	$23	1.56%	0.82%	1.56%	18.08%
$10.20	(0.13)%	$25	1.56%	0.83%	1.56%	8.56%

74

STERLING CAPITAL FUNDS

FINANCIAL HIGHLIGHTS, INSTITUTIONAL SHARES

24The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net asset value, beginning of year	Net investment income (loss)(a)	Net realized/ unrealized gain (loss) on investments	Total from investment Activities	Net investment income	Net realized gains on investments	Return of capital
Sterling Capital Behavioral Large Cap Value Equity Fund
Year Ended September 30, 2025	$30.12	0.52	4.70	5.22	(0.56)	—	—
Year Ended September 30, 2024	$23.28	0.52	6.84	7.36	(0.52)	—	—
Year Ended September 30, 2023	$20.34	0.42	2.98	3.40	(0.46)	—	—
Year Ended September 30, 2022	$22.96	0.46	(2.62)	(2.16)	(0.46)	—	—
Year Ended September 30, 2021	$16.83	0.09	6.24	6.33	(0.04)	—	(0.16)
Sterling Capital Behavioral Small Cap Value Equity Fund
Year Ended September 30, 2025	$21.63	0.32	0.91	1.23	(0.29)	(1.70)	—
Year Ended September 30, 2024	$17.15	0.32	4.54	4.86	(0.38)	—	—
Year Ended September 30, 2023	$15.29	0.31	1.81	2.12	(0.26)	—	—
Year Ended September 30, 2022	$19.58	0.22	(2.49)	(2.27)	(0.20)	(1.82)	—
Year Ended September 30, 2021	$11.95	0.16	7.60	7.76	(0.13)	—	—
Sterling Capital Special Opportunities Fund
Year Ended September 30, 2025	$30.46	(0.02)	4.66	4.64	—	(4.70)	—
Year Ended September 30, 2024	$28.28	(0.03)	7.00	6.97	—	(4.79)	—
Year Ended September 30, 2023	$25.75	(0.03)	4.55	4.52	—	(1.99)	—
Year Ended September 30, 2022	$35.59	(0.06)	(5.67)	(5.73)	—	(4.11)	—
Year Ended September 30, 2021	$26.20	(0.03)	9.79	9.76	(0.04)	(0.33)	—
Sterling Capital Equity Income Fund
Year Ended September 30, 2025	$28.62	0.33	(0.91)	(0.58)	(0.32)	(5.46)	—
Year Ended September 30, 2024	$25.35	0.42	5.41	5.83	(0.42)	(2.14)	—
Year Ended September 30, 2023	$24.35	0.41	2.74	3.15	(0.41)	(1.74)	—
Year Ended September 30, 2022	$26.66	0.42	(1.83)	(1.41)	(0.42)	(0.48)	—
Year Ended September 30, 2021	$20.10	0.35	6.56	6.91	(0.35)	—	—

(a)	Per share net investment income has been calculated using the average shares method.
*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying Notes to the Financial Statements

75

			Ratios/Supplementary Data
Total from distributions	Net asset value, end of year	Total Return (excludes sales charge)	Net assets, End of year (000)	Ratio of net expenses to average net assets	Ratio of net investment income (loss) to average net assets	Ratio of expenses to average net assets *	Portfolio turnover**
(0.56)	$34.78	17.51%	$5,827	0.80%	1.63%	0.80%	108.16%
(0.52)	$30.12	31.80%	$2,274	0.75%	1.92%	0.78%	99.00%
(0.46)	$23.28	16.74%	$1,499	0.84%	1.83%	0.90%	110.98%
(0.46)	$20.34	(9.62)%	$1,652	0.75%	1.94%	0.78%	125.15%
(0.20)	$22.96	37.90%	$2,023	0.64%	0.42%	0.78%	122.64%
(1.99)	$20.87	5.68%	$6,179	0.84%	1.59%	0.84%	89.59%
(0.38)	$21.63	28.48%	$6,281	0.84%	1.63%	0.84%	74.00%
(0.26)	$17.15	13.86%	$5,804	0.85%	1.79%	0.85%	154.69%
(2.02)	$15.29	(13.35)%	$9,788	0.85%	1.13%	0.85%	70.82%
(0.13)	$19.58	65.21%	$14,639	0.81%	0.89%	0.81%	111.07%
(4.70)	$30.40	16.21%	$69,372	0.88%	(0.08)%	0.88%	38.82%
(4.79)	$30.46	27.36%	$88,481	0.91%	(0.11)%	0.91%	41.68%
(1.99)	$28.28	18.28%	$135,284	0.91%	(0.11)%	0.91%	31.19%
(4.11)	$25.75	(18.74)%	$168,110	0.89%	(0.19)%	0.89%	28.06%
(0.37)	$35.59	37.55%	$216,341	0.86%	(0.11)%	0.87%	27.20%
(5.78)	$22.26	(2.21)%	$591,214	0.82%	1.39%	0.82%	50.76%
(2.56)	$28.62	24.16%	$1,238,943	0.83%	1.57%	0.83%	41.82%
(2.15)	$25.35	12.83%	$1,296,237	0.82%	1.59%	0.82%	39.43%
(0.90)	$24.35	(5.64)%	$1,468,388	0.79%	1.55%	0.79%	31.23%
(0.35)	$26.66	34.47%	$1,622,233	0.78%	1.40%	0.79%	13.00%

76

STERLING CAPITAL FUNDS

FINANCIAL HIGHLIGHTS, INSTITUTIONAL SHARES

		Investment Activities			Distributions
	Net asset value, beginning of year	Net investment income(a)	Net realized/ unrealized gain (loss) on investments	Total from investment Activities	Net investment income	Net realized gains on investments	Total from distributions
Sterling Capital Mid Cap Relative Value Fund
Year Ended September 30, 2025	$67.81	0.40	3.32	3.72	(0.42)	(8.34)	(8.76)
Year Ended September 30, 2024	$61.43	0.48	13.41	13.89	(0.50)	(7.01)	(7.51)
Year Ended September 30, 2023	$62.89	0.56	8.70	9.26	(0.55)	(10.17)	(10.72)
Year Ended September 30, 2022	$78.92	0.58	(10.16)	(9.58)	(0.48)	(5.97)	(6.45)
Year Ended September 30, 2021	$58.95	0.45	20.09	20.54	(0.34)	(0.23)	(0.57)
Sterling Capital Real Estate Fund
Year Ended September 30, 2025	$39.94	1.01	(2.67)	(1.66)	(1.03)	(1.62)	(2.65)
Year Ended September 30, 2024	$32.44	0.87	9.46	10.33	(0.74)	(2.09)	(2.83)
Year Ended September 30, 2023	$34.95	0.73	(0.25)	0.48	(0.76)	(2.23)	(2.99)
Year Ended September 30, 2022	$46.19	0.40	(8.03)	(7.63)	(0.62)	(2.99)	(3.61)
Year Ended September 30, 2021	$36.66	0.43	10.51	10.94	(0.59)	(0.82)	(1.41)
Sterling Capital Small Cap Value Fund
Year Ended September 30, 2025	$48.50	0.17	3.50	3.67	(0.11)	(9.14)	(9.25)
Year Ended September 30, 2024	$52.79	0.23	11.91	12.14	(0.23)	(16.20)	(16.43)
Year Ended September 30, 2023	$58.24	0.28	8.20	8.48	(0.25)	(13.68)	(13.93)
Year Ended September 30, 2022	$83.58	0.27	(8.25)	(7.98)	(0.09)	(17.27)	(17.36)
Year Ended September 30, 2021	$64.04	0.17	31.01	31.18	(0.42)	(11.22)	(11.64)
Sterling Capital Ultra Short Bond Fund
Year Ended September 30, 2025	$9.82	0.47	0.02	0.49	(0.43)	—	(0.43)
Year Ended September 30, 2024	$9.68	0.49	0.12	0.61	(0.47)	—	(0.47)
Year Ended September 30, 2023	$9.56	0.34	0.14	0.48	(0.36)	—	(0.36)
Year Ended September 30, 2022	$9.78	0.11	(0.19)	(0.08)	(0.14)	—	(0.14)
Year Ended September 30, 2021	$9.83	0.11	(0.04)	0.07	(0.12)	—	(0.12)

(a)	Per share net investment income has been calculated using the average shares method.
*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying Notes to the Financial Statements

77

		Ratios/Supplementary Data
Net asset value, end of year	Total Return (excludes sales charge)	Net assets, End of year (000)	Ratio of net expenses to average net assets	Ratio of net investment income to average net assets	Ratio of expenses to average net assets *	Portfolio turnover**
$62.77	5.93%	$39,258	0.92%	0.66%	0.92%	40.39%
$67.81	24.40%	$40,250	0.88%	0.77%	0.88%	8.96%
$61.43	15.03%	$43,016	0.87%	0.90%	0.87%	4.89%
$62.89	(13.68)%	$45,055	0.84%	0.78%	0.84%	7.94%
$78.92	35.02%	$65,503	0.85%	0.60%	0.86%	8.23%
$35.63	(4.18)%	$66,095	0.89%	2.79%	0.89%	7.62%
$39.94	33.15%	$74,347	0.86%	2.49%	0.86%	4.90%
$32.44	0.95%	$62,708	0.87%	2.06%	0.87%	6.06%
$34.95	(18.39)%	$73,873	0.82%	0.91%	0.82%	12.58%
$46.19	30.40%	$96,075	0.81%	1.00%	0.81%	12.68%
$42.92	8.10%	$164,981	1.03%	0.41%	1.03%	6.19%
$48.50	28.85%	$187,448	1.05%	0.50%	1.06%	2.87%
$52.79	15.31%	$261,706	1.03%	0.51%	1.05%	0.77%
$58.24	(13.93)%	$350,163	1.00%	0.38%	1.00%	5.26%
$83.58	52.78%	$514,025	0.98%	0.22%	1.02%	6.15%
$9.88	5.04%	$21,361	0.44%	4.79%	0.59%	62.06%
$9.82	6.39%	$22,985	0.37%	5.06%	0.57%	50.87%
$9.68	5.12%	$23,522	0.27%	3.51%	0.57%	45.10%
$9.56	(0.82)%	$20,265	0.27%	1.11%	0.50%	50.11%
$9.78	0.75%	$32,492	0.29%	1.08%	0.51%	48.71%

78

STERLING CAPITAL FUNDS

FINANCIAL HIGHLIGHTS, INSTITUTIONAL SHARES

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net asset value, beginning of year	Net investment income(a)	Net realized/ unrealized gain (loss) on investments	Total from investment Activities	Net investment income	Net realized gains on investments	Total from distributions
Sterling Capital Short Duration Bond Fund
Year Ended September 30, 2025	$8.42	0.38	0.02	0.40	(0.40)	—	(0.40)
Year Ended September 30, 2024	$8.14	0.38	0.28	0.66	(0.38)	—	(0.38)
Year Ended September 30, 2023	$8.08	0.27	0.04	0.31	(0.25)	—	(0.25)
Year Ended September 30, 2022	$8.68	0.10	(0.51)	(0.41)	(0.19)	—	(0.19)
Year Ended September 30, 2021	$8.78	0.12	(0.02)	0.10	(0.20)	—	(0.20)
Sterling Capital Intermediate U.S. Government Fund
Year Ended September 30, 2025	$8.86	0.29	— (b)	0.29	(0.25)	—	(0.25)
Year Ended September 30, 2024	$8.35	0.23	0.58	0.81	(0.30)	—	(0.30)
Year Ended September 30, 2023	$8.51	0.18	(0.11)	0.07	(0.23)	—	(0.23)
Year Ended September 30, 2022	$9.79	0.10	(1.16)	(1.06)	(0.22)	—	(0.22)
Year Ended September 30, 2021	$10.14	0.09	(0.19)	(0.10)	(0.25)	—	(0.25)
Sterling Capital Total Return Bond Fund
Year Ended September 30, 2025	$9.55	0.40	(0.12)	0.28	(0.39)	—	(0.39)
Year Ended September 30, 2024	$8.88	0.37	0.67	1.04	(0.37)	—	(0.37)
Year Ended September 30, 2023	$9.11	0.30	(0.22)	0.08	(0.31)	—	(0.31)
Year Ended September 30, 2022	$11.05	0.20	(1.80)	(1.60)	(0.25)	(0.09)	(0.34)
Year Ended September 30, 2021	$11.39	0.20	(0.13)	0.07	(0.26)	(0.15)	(0.41)
Sterling Capital Long Duration Corporate Bond Fund
Year Ended September 30, 2025	$7.29	0.34	(0.30)	0.04	(0.34)	—	(0.34)
Year Ended September 30, 2024	$6.45	0.32	0.84	1.16	(0.32)	—	(0.32)
Year Ended September 30, 2023	$6.63	0.30	(0.18)	0.12	(0.30)	—	(0.30)
Year Ended September 30, 2022	$10.50	0.23	(2.80)	(2.57)	(0.27)	(1.03)	(1.30)
Year Ended September 30, 2021	$10.77	0.28	0.03	0.31	(0.28)	(0.30)	(0.58)
Sterling Capital Quality Income Fund
Year Ended September 30, 2025	$9.19	0.36	(0.03)	0.33	(0.35)	—	(0.35)
Year Ended September 30, 2024	$8.57	0.30	0.63	0.93	(0.31)	—	(0.31)
Year Ended September 30, 2023	$8.79	0.25	(0.21)	0.04	(0.26)	—	(0.26)
Year Ended September 30, 2022	$10.05	0.16	(1.22)	(1.06)	(0.20)	—	(0.20)
Year Ended September 30, 2021	$10.26	0.15	(0.15)	—	(0.21)	—	(0.21)

(a)	Per share net investment income has been calculated using the average shares method.
*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(b)	Period from commencement of operations.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Amount is less than $0.005.
(f)	Net Assets are below $1,000.

See accompanying Notes to the Financial Statements

79

		Ratios/Supplementary Data
Net asset value, end of year	Total Return (excludes sales charge)	Net assets, End of year (000)	Ratio of net expenses to average net assets	Ratio of net investment income to average net assets	Ratio of expenses to average net assets *	Portfolio turnover**
$8.42	4.86%	$24,008	0.55%	4.58%	0.55%	66.22%
$8.42	8.24%	$30,167	0.50%	4.62%	0.59%	67.85%
$8.14	3.87%	$87,221	0.45%	3.30%	0.48%	98.01%
$8.08	(4.78)%	$82,934	0.47%	1.17%	0.47%	76.98%
$8.68	1.19%	$161,804	0.43%	1.40%	0.46%	39.26%
$8.90	3.38%	$17,338	0.55%	3.29%	0.77%	27.66%
$8.86	9.86%	$15,589	0.51%	2.67%	0.70%	11.51%
$8.35	0.80%	$13,823	0.50%	2.15%	0.69%	7.91%
$8.51	(10.90)%	$13,737	0.48%	1.12%	0.67%	14.18%
$9.79	(1.08)%	$16,272	0.43%	0.88%	0.61%	71.31%
$9.44	3.01%	$1,017,491	0.45%	4.31%	0.49%	78.95%
$9.55	11.94%	$1,066,501	0.46%	4.02%	0.50%	63.02%
$8.88	0.78%	$695,207	0.45%	3.24%	0.51%	47.80%
$9.11	(14.81)%	$782,084	0.45%	1.98%	0.48%	47.98%
$11.05	0.69%	$1,139,676	0.45%	1.77%	0.50%	48.80%
$6.99	0.76%	$148	0.45%	4.92%	0.57%	52.57%
$7.29	18.43%	$481	0.47%	4.68%	0.59%	47.46%
$6.45	1.64%	$436	0.45%	4.38%	0.67%	26.27%
$6.63	(27.52)%	$97	0.63%	2.50%	0.80%	161.62%
$10.50	2.92%	$6,508	0.71%	2.61%	0.87%	47.29%
$9.17	3.75%	$164,425	0.58%	4.01%	0.66%	35.06%
$9.19	11.04%	$87,868	0.57%	3.37%	0.62%	25.02%
$8.57	0.44%	$88,005	0.58%	2.83%	0.62%	9.85%
$8.79	(10.69)%	$78,252	0.57%	1.73%	0.61%	35.18%
$10.05	0.02%	$62,718	0.57%	1.52%	0.61%	73.60%

80

STERLING CAPITAL FUNDS

FINANCIAL HIGHLIGHTS, INSTITUTIONAL SHARES

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net asset value, beginning of year	Net investment income(a)	Net realized/ unrealized gain (loss) on investments	Total from investment Activities	Net investment income	Net realized gains on investments	Total from distributions
Sterling Capital North Carolina Intermediate Tax-Free Fund
Year Ended September 30, 2025	$10.21	0.27	(0.09)	0.18	(0.27)	—	(0.27)
Year Ended September 30, 2024	$9.75	0.25	0.47	0.72	(0.26)	—	(0.26)
Year Ended September 30, 2023	$9.83	0.23	(0.08)	0.15	(0.23)	—	(0.23)
Year Ended September 30, 2022	$10.97	0.19	(1.14)	(0.95)	(0.19)	—	(0.19)
Year Ended September 30, 2021	$11.12	0.18	(0.15)	0.03	(0.18)	—	(0.18)
Sterling Capital South Carolina Intermediate Tax-Free Fund
Year Ended September 30, 2025	$10.55	0.29	(0.13)	0.16	(0.29)	—	(0.29)
Year Ended September 30, 2024	$10.09	0.28	0.46	0.74	(0.28)	—	(0.28)
Year Ended September 30, 2023	$10.17	0.23	(0.08)	0.15	(0.23)	—	(0.23)
Year Ended September 30, 2022	$11.32	0.21	(1.15)	(0.94)	(0.21)	—	(0.21)
Year Ended September 30, 2021	$11.39	0.20	(0.07)	0.13	(0.20)	—	(0.20)
Sterling Capital Virginia Intermediate Tax-Free Fund
Year Ended September 30, 2025	$11.19	0.28	(0.12)	0.16	(0.28)	—	(0.28)
Year Ended September 30, 2024	$10.69	0.26	0.50	0.76	(0.26)	—	(0.26)
Year Ended September 30, 2023	$10.77	0.22	(0.07)	0.15	(0.23)	—	(0.23)
Year Ended September 30, 2022	$11.97	0.19	(1.19)	(1.00)	(0.19)	(0.01)	(0.20)
Year Ended September 30, 2021	$12.22	0.19	(0.22)	(0.03)	(0.19)	(0.03)	(0.22)
Sterling Capital West Virginia Intermediate Tax-Free Fund
Year Ended September 30, 2025	$9.57	0.27	(0.08)	0.19	(0.27)	—	(0.27)
Year Ended September 30, 2024	$9.14	0.26	0.43	0.69	(0.26)	—	(0.26)
Year Ended September 30, 2023	$9.23	0.23	(0.09)	0.14	(0.23)	—	(0.23)
Year Ended September 30, 2022	$10.21	0.18	(0.98)	(0.80)	(0.18)	— (b)	(0.18)
Year Ended September 30, 2021	$10.31	0.18	(0.09)	0.09	(0.18)	(0.01)	(0.19)

(a)	Per share net investment income has been calculated using the average shares method.
*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(b)	Amount is less than $0.005.

See accompanying Notes to the Financial Statements

81

		Ratios/Supplementary Data
Net asset value, end of year	Total Return (excludes sales charge)	Net assets, End of year (000)	Ratio of net expenses to average net assets	Ratio of net investment income to average net assets	Ratio of expenses to average net assets *	Portfolio turnover**
$10.12	1.80%	$97,241	0.58%	2.67%	0.58%	29.62%
$10.21	7.39%	$106,881	0.60%	2.52%	0.60%	20.34%
$9.75	1.44%	$110,951	0.60%	2.24%	0.60%	38.07%
$9.83	(8.78)%	$126,739	0.57%	1.76%	0.57%	50.21%
$10.97	0.24%	$154,297	0.55%	1.59%	0.55%	7.97%
$10.42	1.55%	$17,355	0.66%	2.78%	0.66%	16.00%
$10.55	7.38%	$23,524	0.64%	2.68%	0.65%	19.81%
$10.09	1.40%	$28,750	0.62%	2.18%	0.63%	32.34%
$10.17	(8.42)%	$34,313	0.59%	1.89%	0.59%	9.94%
$11.32	1.10%	$71,455	0.56%	1.71%	0.56%	20.23%
$11.07	1.48%	$23,260	0.62%	2.55%	0.62%	17.40%
$11.19	7.19%	$35,603	0.62%	2.39%	0.62%	20.54%
$10.69	1.30%	$50,995	0.61%	2.03%	0.61%	17.86%
$10.77	(8.41)%	$66,967	0.58%	1.67%	0.58%	37.23%
$11.97	(0.27)%	$65,071	0.56%	1.56%	0.56%	8.98%
$9.49	2.05%	$30,297	0.61%	2.87%	0.61%	15.61%
$9.57	7.66%	$35,144	0.63%	2.80%	0.63%	25.08%
$9.14	1.43%	$58,934	0.61%	2.40%	0.61%	37.11%
$9.23	(7.93)%	$63,292	0.58%	1.81%	0.58%	18.08%
$10.21	0.88%	$67,778	0.56%	1.78%	0.56%	8.56%

82

STERLING CAPITAL FUNDS

FINANCIAL HIGHLIGHTS, R6 SHARES

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net asset value, beginning of year	Net investment income (loss)(a)	Net realized/ unrealized gain (loss) on investments	Total from investment Activities	Net investment income	Net realized gains on investments	Return of capital
Sterling Capital Behavioral Large Cap Value Equity Fund
Year Ended September 30, 2025	$30.22	0.23	5.05	5.28	(0.66)	—	—
Year Ended September 30, 2024	$23.37	0.55	6.86	7.41	(0.56)	—	—
Year Ended September 30, 2023	$20.40	0.46	2.97	3.43	(0.46)	—	—
Year Ended September 30, 2022	$22.99	0.50	(2.63)	(2.13)	(0.46)	—	—
Year Ended September 30, 2021	$16.85	0.09	6.25	6.34	(0.04)	—	(0.16)
Sterling Capital Behavioral Small Cap Value Equity Fund
Year Ended September 30, 2025	$21.67	0.33	0.92	1.25	(0.30)	(1.70)	—
Year Ended September 30, 2024	$17.17	0.33	4.56	4.89	(0.39)	—	—
Year Ended September 30, 2023	$15.31	0.32	1.81	2.13	(0.27)	—	—
Year Ended September 30, 2022	$19.60	0.22	(2.48)	(2.26)	(0.21)	(1.82)	—
Year Ended September 30, 2021	$11.97	0.17	7.60	7.77	(0.14)	—	—
Sterling Capital Special Opportunities Fund
Year Ended September 30, 2025	$30.47	0.01	4.66	4.67	—	(4.70)	—
Year Ended September 30, 2024	$28.26	(0.01)	7.01	7.00	—	(4.79)	—
Year Ended September 30, 2023	$25.71	(0.01)	4.55	4.54	—	(1.99)	—
Year Ended September 30, 2022	$35.51	(0.04)	(5.65)	(5.69)	—	(4.11)	—
Year Ended September 30, 2021	$26.22	(0.01)	9.78	9.77	(0.15)	(0.33)	—
Sterling Capital Equity Income Fund
Year Ended September 30, 2025	$28.64	0.35	(0.90)	(0.55)	(0.35)	(5.46)	—
Year Ended September 30, 2024	$25.36	0.45	5.42	5.87	(0.45)	(2.14)	—
Year Ended September 30, 2023	$24.36	0.45	2.73	3.18	(0.44)	(1.74)	—
Year Ended September 30, 2022	$26.67	0.45	(1.83)	(1.38)	(0.45)	(0.48)	—
Year Ended September 30, 2021	$20.09	0.37	6.56	6.93	(0.35)	—	—
Sterling Capital Mid Cap Relative Value Fund
For the Period Ended September 30, 2025(d)	$56.35	0.20	6.25	6.45	—	—	—

(a)	Per share net investment income has been calculated using the average shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Period from commencement of operations (May 12, 2025).
*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

See accompanying Notes to the Financial Statements

83

				Ratios/Supplementary Data
Total from distributions	Net asset value, end of year	Total Return (excludes sales charge)		Net assets, End of year (000)	Ratio of net expenses to average net assets		Ratio of net investment income (loss) to average net assets		Ratio of expenses to average net assets *		Portfolio turnover**
(0.66)	$34.84	17.69%		$2,027	0.68%		0.68%		0.81%		108.16%
(0.56)	$30.22	31.90%		$24	0.66%		2.13%		0.79%		99.00%
(0.46)	$23.37	16.84%		$330	0.77%		1.99%		0.90%		110.98%
(0.46)	$20.40	(9.48)%		$1	0.59%		2.09%		0.59%		125.15%
(0.20)	$22.99	37.92%		$1	0.58%		0.43%		0.63%		122.64%
(2.00)	$20.92	5.76%		$91,259	0.78%		1.64%		0.83%		89.59%
(0.39)	$21.67	28.61%		$96,261	0.78%		1.69%		0.83%		74.00%
(0.27)	$17.17	13.94%		$78,727	0.79%		1.88%		0.85%		154.69%
(2.03)	$15.31	(13.29)%		$20,331	0.78%		1.14%		0.83%		70.82%
(0.14)	$19.60	65.36%		$83,819	0.75%		0.96%		0.81%		111.07%
(4.70)	$30.44	16.32%		$24,912	0.77%		0.02%		0.87%		38.82%
(4.79)	$30.47	27.50%		$33,287	0.82%		(0.02)%		0.90%		41.68%
(1.99)	$28.26	18.39%		$36,906	0.82%		(0.02)%		0.91%		31.19%
(4.11)	$25.71	(18.66)%		$29,340	0.80%		(0.11)%		0.88%		28.06%
(0.48)	$35.51	37.67%		$44,452	0.78%		(0.03)%		0.87%		27.20%
(5.81)	$22.28	(2.10)%		$72,349	0.71%		1.51%		0.82%		50.76%
(2.59)	$28.64	24.29%		$115,769	0.72%		1.68%		0.83%		41.82%
(2.18)	$25.36	12.94%		$101,228	0.72%		1.73%		0.82%		39.43%
(0.93)	$24.36	(5.54)%		$69,408	0.69%		1.65%		0.79%		31.23%
(0.35)	$26.67	34.61%		$70,388	0.68%		1.50%		0.79%		13.00%
—	$62.80	11.45	%(b)	$346	1.36	%(c)	0.85	%(c)	1.49	%(c)	40.39	%(b)

84

STERLING CAPITAL FUNDS

FINANCIAL HIGHLIGHTS, R6 SHARES

The financial highlights table is intended to help you understand the Funds’ financial performance for the past 5 years or, if shorter, the period of the Funds’ operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).

		Investment Activities			Distributions
	Net asset value, beginning of year	Net investment income(a)	Net realized/ unrealized gain (loss) on investments	Total from investment Activities	Net investment income	Net realized gains on investments	Total from distributions
Sterling Capital Real Estate Fund
Year Ended September 30, 2025	$40.12	1.05	(2.67)	(1.62)	(1.07)	(1.62)	(2.69)
Year Ended September 30, 2024	$32.58	0.85	9.55	10.40	(0.77)	(2.09)	(2.86)
Year Ended September 30, 2023	$35.09	0.80	(0.30)	0.50	(0.78)	(2.23)	(3.01)
Year Ended September 30, 2022	$46.33	0.47	(8.09)	(7.62)	(0.63)	(2.99)	(3.62)
Year Ended September 30, 2021	$36.69	0.59	10.46	11.05	(0.59)	(0.82)	(1.41)
Sterling Capital Small Cap Value Fund
Year Ended September 30, 2025	$48.75	0.23	3.51	3.74	(0.16)	(9.14)	(9.30)
Year Ended September 30, 2024	$52.98	0.29	11.95	12.24	(0.27)	(16.20)	(16.47)
Year Ended September 30, 2023	$58.38	0.36	8.20	8.56	(0.28)	(13.68)	(13.96)
Year Ended September 30, 2022	$83.72	0.35	(8.28)	(7.93)	(0.14)	(17.27)	(17.41)
Year Ended September 30, 2021	$64.09	0.29	30.99	31.28	(0.43)	(11.22)	(11.65)
Sterling Capital Short Duration Bond Fund
Year Ended September 30, 2025	$8.42	0.39	0.02	0.41	(0.41)	—	(0.41)
Year Ended September 30, 2024	$8.15	0.40	0.26	0.66	(0.39)	—	(0.39)
Year Ended September 30, 2023	$8.08	0.27	0.06	0.33	(0.26)	—	(0.26)
Year Ended September 30, 2022	$8.68	0.11	(0.51)	(0.40)	(0.20)	—	(0.20)
For the Period Ended September 30, 2021(b)	$8.78	0.08	(0.04)	0.04	(0.14)	—	(0.14)
Sterling Capital Total Return Bond Fund
Year Ended September 30, 2025	$9.54	0.41	(0.11)	0.30	(0.40)	—	(0.40)
Year Ended September 30, 2024	$8.88	0.38	0.66	1.04	(0.38)	—	(0.38)
Year Ended September 30, 2023	$9.11	0.31	(0.22)	0.09	(0.32)	—	(0.32)
Year Ended September 30, 2022	$11.05	0.21	(1.80)	(1.59)	(0.26)	(0.09)	(0.35)
Year Ended September 30, 2021	$11.39	0.21	(0.12)	0.09	(0.28)	(0.15)	(0.43)
Sterling Capital Long Duration Corporate Bond Fund
Year Ended September 30, 2025	$7.30	0.35	(0.30)	0.05	(0.35)	—	(0.35)
Year Ended September 30, 2024	$6.45	0.33	0.85	1.18	(0.33)	—	(0.33)
Year Ended September 30, 2023	$6.63	0.31	(0.18)	0.13	(0.31)	—	(0.31)
For the Period Ended September 30, 2022(b)	$9.16	0.19	(2.52)	(2.33)	(0.20)	—	(0.20)

(a)	Per share net investment income has been calculated using the average shares method.
*	During the periods certain fees were waived (See Note 4 in the Notes to the Financial Statements). If such reductions had not occurred, the ratios would have been as indicated.
**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
(b)	Period from commencement of operations.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.

See accompanying Notes to the Financial Statements

85

			Ratios/Supplementary Data
Net asset value, end of year	Total Return (excludes sales charge)		Net assets, End of year (000)	Ratio of net expenses to average net assets		Ratio of net investment income to average net assets		Ratio of expenses to average net assets *		Portfolio turnover**
$35.81	(4.07)%		$696	0.78%		2.88%		0.88%		7.62%
$40.12	33.25%		$691	0.78%		2.43%		0.86%		4.90%
$32.58	1.01%		$918	0.80%		2.25%		0.87%		6.06%
$35.09	(18.31)%		$18	0.73%		1.06%		0.82%		12.58%
$46.33	30.67%		$16	0.62%		1.33%		0.73%		12.68%
$43.19	8.24%		$6,325	0.90%		0.54%		1.02%		6.19%
$48.75	29.00%		$6,365	0.93%		0.64%		1.06%		2.87%
$52.98	15.45%		$6,360	0.93%		0.66%		1.05%		0.77%
$58.38	(13.84)%		$3,792	0.90%		0.50%		1.00%		5.26%
$83.72	52.98%		$3,656	0.88%		0.36%		1.02%		6.15%
$8.42	4.97%		$13,048	0.44%		4.68%		0.55%		66.22%
$8.42	8.35%		$12,352	0.41%		4.78%		0.58%		67.85%
$8.15	4.09%		$13,222	0.36%		3.34%		0.48%		98.01%
$8.08	(4.70)%		$17,460	0.39%		1.27%		0.48%		76.98%
$8.68	0.44	%(c)	$29,565	0.40	%(d)	1.52	%(d)	0.49	%(d)	39.26	%(c)
$9.44	3.22%		$474,866	0.35%		4.41%		0.49%		78.95%
$9.54	11.95%		$391,538	0.36%		4.12%		0.50%		63.02%
$8.88	0.88%		$263,634	0.35%		3.36%		0.51%		47.80%
$9.11	(14.72)%		$230,211	0.35%		2.08%		0.48%		47.98%
$11.05	0.79%		$348,271	0.35%		1.88%		0.52%		48.80%
$7.00	0.85%		$49,701	0.37%		5.07%		0.55%		52.57%
$7.30	18.71%		$42,074	0.36%		4.79%		0.60%		47.46%
$6.45	1.72%		$30,432	0.36%		4.46%		0.66%		26.27%
$6.63	(25.75	)%(c)	$22,553	0.36	%(d)	3.81	%(d)	0.57	%(d)	161.62	%(c)

86

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS

September 30, 2025

1. Organization:

Sterling Capital Funds (the “Trust” commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”, as an open-end investment company established as a Massachusetts business trust.

The Trust offers shares of Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund, Sterling Capital Mid Cap Relative Value Fund, Sterling Capital Real Estate Fund, Sterling Capital Small Cap Value Fund, Sterling Capital Ultra Short Bond Fund, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Long Duration Corporate Bond Fund, Sterling Capital Quality Income Fund, Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund and Sterling Capital West Virginia Intermediate Tax-Free Fund (referred to individually as a “Fund” and collectively as the “Funds”. Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund and Sterling Capital West Virginia Intermediate Tax-Free Fund are referred to as the “Tax-Free Funds.”

All Funds, other than the Tax-Free Funds, are “diversified” funds, as defined in the 1940 Act. The Tax-Free Funds are non-diversified funds, which means they may invest in the securities of a limited number of issuers.

The Funds are authorized to issue an unlimited amount of shares. As of September 30, 2025, the Funds discussed herein offered up to four classes of shares: Class A Shares, Class C Shares, Institutional Shares and Class R6 Shares. Class A Shares of Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund, Sterling Capital Mid Cap Relative Value Fund, Sterling Capital Real Estate Fund and Sterling Capital Small Cap Value Fund have a maximum sales charge of 5.75% as a percentage of original purchase price. There is no initial sales charge on purchases of the Sterling Capital Ultra Short Bond Fund’s shares. Class A Shares of Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Long Duration Corporate Bond Fund, Sterling Capital Quality Income Fund, and the Tax-Free Funds have a maximum sales charge of 2.00% as a percentage of the original purchase price. Purchases of $1 million or more of Class A Shares are not subject to a front-end sales charge but will be subject to a Contingent Deferred Sales Charge (“CDSC”) of up to 1.00% of the purchase price if redeemed within two years after purchase for all Funds except the Tax-Free Funds, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Long Duration Corporate Bond Fund, Sterling Capital Total Return Bond Fund and Sterling Capital Quality Income Fund. With respect to the Tax-Free Funds, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Long Duration Corporate Bond Fund, Sterling Capital Total Return Bond Fund, and Sterling Capital Quality Income Fund, sales of Class A shares of $250,000 or more are not subject to a sales load but will be subject to a CDSC of up to 0.50% of the purchase price if redeemed within 18 months of purchase. This charge is based on the lower of the price paid for the shares or their net asset value at the time of redemption. Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum CDSC of 1.00% if redeemed less than one year after purchase.

Each class of shares has identical rights and privileges except with respect to the fees paid under the distribution plan, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares. Effective on the close of business on November 15, 2021, Class R Shares were converted into Class A Shares for the Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund, and Sterling Capital Total Return Bond Fund. Effective May 12, 2025, Sterling Capital Mid Cap Relative Value Fund opened Class R6 Shares to investors.

Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed as a whole by the Adviser, the decision maker responsible for the oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

87

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

2. Fund Reorganizations:

On February 28, 2025, the Board of Trustees of the Trust (the “Board”) approved an Agreement and Plan of Reorganization which provided for the acquisition of all of the assets and the assumption of the liabilities of the Sterling Capital Mid Value Fund in exchange for shares of the Sterling Capital Mid Cap Relative Value Fund. The purpose of the transaction was to enhance investment management efficiencies, offer greater market leverage and market presence, economies of scale, and greater opportunities for asset growth. The reorganization took place at close of business May 12, 2025. The acquisition was accomplished by tax-free exchanges of shares at close of business Monday, May 12, 2025. For financial reporting purposes, assets received and shares issued by the Sterling Capital Mid Value Fund were recorded at fair value; however, the cost basis of the investments received from the Sterling Capital Mid Value Fund was carried forward to align ongoing reporting of the Sterling Capital Mid Cap Relative Value Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Acquired Fund	Class	Shares Redeemed	Acquiring Fund	Class	Shares Issued	Value	Conversion Ratio
Sterling Capital Mid Value Fund	A	1,842,640	Sterling Capital Mid Cap Relative Value Fund	A	318,111	$17,790,862	0.1726
	C	43,541		C	4,893	$259,997	0.1124
	Institutional	675,930		Institutional	122,559	$6,906,652	0.1813
	R6	49,620		R6	9,030	$508,847	0.1820

The net assets and net unrealized appreciation immediately before the acquisitions were as follows:

Acquired Fund	Shares Outstanding	Net Assets	Unrealized Appreciation
Sterling Capital Mid Value Fund	2,611,731	$25,466,359	$1,709,784

Acquiring Fund	Shares Outstanding	Net Assets	Unrealized Appreciation
Sterling Capital Mid Cap Relative Value Fund	569,497	$32,091,463	$16,158,270

The net assets and net unrealized appreciation immediately after the acquisitions were as follows:

Surviving Fund	Shares Outstanding	Net Assets	Unrealized Appreciation
Sterling Capital Mid Cap Relative Value Fund	1,024,090	$57,557,822	$17,868,054

Assuming the acquisition had been completed on October 1, 2024, the beginning of the reporting period for the Funds, the Sterling Capital Mid Value Fund and the Sterling Capital Mid Cap Relative Value Fund pro-forma results of operations for the fiscal year ended September 30, 2025 are as follows:

Sterling Capital Mid Cap Relative Value Fund
Net investment income	$321,299

Net realized and unrealized gain on investments	$3,460,258

Net increase in net assets from operations	$3,781,556

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Sterling Capital Mid Value Fund that have been included in the Sterling Capital Mid Cap Relative Value Fund’s statement of operations since May 12, 2025. Since the Sterling Capital Mid Value Fund and the Sterling Capital Mid Cap Relative Value Fund sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

88

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

3. Significant Accounting Policies:

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services- Investment Companies. The following is a summary of significant accounting policies followed by the Funds. The policies are in conformity with United States generally accepted accounting principles (“U.S. GAAP”). The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation — Investments of the Funds in securities traded on a national securities exchange or in the over-the-counter market are valued at the closing price on the principal exchange or market (including the NASDAQ Closing Price for securities traded on NASDAQ), typically 4:00 PM ET or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The Funds may also use an independent pricing service approved by the Board of Trustees (the “Board”) to value certain securities, including the use of electronic and matrix techniques. Investments in open-end investment companies are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies and exchange-traded funds are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be fair valued by Sterling Capital Management LLC (“Sterling Capital” or the “Advisor”) in accordance with certain Board-approved fair valuation methodologies pursuant to Rule 2a-5 under the 1940 Act. The Funds’ Board has designated Sterling Capital as each Fund’s “Valuation Designee” pursuant to Rule 2a-5 to perform such fair value determinations. The Board oversees Sterling Capital in its role as the Valuation Designee and receives reports from Sterling Capital regarding its process and the valuation of each Fund’s investments to assist with such oversight.

Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated; such securities may be valued at fair value in accordance with procedures adopted by the Board.

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.

Level 3 – based on significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. During the year ended September 30, 2025, there were no significant changes to the Funds’ valuation policies and procedures.

89

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

The summary of inputs used to determine the fair value of each Fund’s investments as of September 30, 2025 is as follows:

	Level 1- Quoted Prices		Level 2- Other Significant Observable Inputs		Level 3- Significant Unobservable Inputs	Total
Assets:
Investments in Securities
Sterling Capital Behavioral Large Cap Value Equity Fund	$47,624,648	(a)	$—		$—	$47,624,648
Sterling Capital Behavioral Small Cap Value Equity Fund	103,651,724	(a)	—		—	103,651,724
Sterling Capital Special Opportunities Fund	393,177,285	(a)	—		—	393,177,285
Sterling Capital Equity Income Fund	1,073,006,029	(a)	—		—	1,073,006,029
Sterling Capital Mid Cap Relative Value Fund	57,648,094	(a)	—		—	57,648,094
Sterling Capital Real Estate Fund	67,177,294	(a)	—		—	67,177,294
Sterling Capital Small Cap Value Fund	175,019,378	(a)	—		—	175,019,378
Sterling Capital Ultra Short Bond Fund	529,342	(b)	28,099,233	(a)	—	28,628,575
Sterling Capital Short Duration Bond Fund	664,344	(b)	40,159,916	(a)	—	40,824,260
Sterling Capital Intermediate U.S. Government Fund	141,542	(b)	19,698,795	(a)	—	19,840,337
Sterling Capital Total Return Bond Fund	61,352,959	(b)	1,509,767,877	(a)	—	1,571,120,836
Sterling Capital Long Duration Corporate Bond Fund	701,859	(b)	48,980,265	(a)	—	49,682,124
Sterling Capital Quality Income Fund	3,979,316	(b)	162,386,492	(a)	—	166,365,808
Sterling Capital North Carolina Intermediate Tax-Free Fund	134,741	(b)	115,917,459	(a)	—	116,052,200
Sterling Capital South Carolina Intermediate Tax-Free Fund	235,241	(b)	20,760,274	(a)	—	20,995,515
Sterling Capital Virginia Intermediate Tax-Free Fund	71,402	(b)	31,561,282	(a)	—	31,632,684
Sterling Capital West Virginia Intermediate Tax-Free Fund	232,428	(b)	48,989,697	(a)	—	49,222,125

(a)	Industries, countries or security types are disclosed in the Schedule of Portfolio Investments.
(b)	Represents money market funds, unrealized appreciation/depreciation for futures contracts, and/or certain preferred stocks.

Cash and Cash Equivalents — The Funds consider liquid assets deposited with a bank, and certain short term debt instruments with original maturities of three months or less to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or investments. The Funds may invest their excess cash in the Federated Treasury Obligations Fund or a similar money market fund or other short-term investment.

Credit Enhancements — Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC).

Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly for Sterling Capital Ultra Short Bond Fund, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Long Duration Corporate Bond Fund, Sterling Capital Quality Income Fund, and the Tax-Free Funds. Dividends from net investment income are declared and paid quarterly for Sterling Capital Mid Cap Relative Value Fund, Sterling Capital Real Estate Fund, Sterling Capital Small Cap Value Fund, Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund, and Sterling Capital Equity Income Fund, if the annualized yield of the distribution exceeds an amount determined annually by the Board. Distributable net realized gains, if any, are declared and distributed at least annually. Distributions to shareholders that exceed net investment income and net realized gains for tax purposes are reported as distributions of capital. Distributions to shareholders are recorded on the ex-dividend date.

Expenses and Allocation Methodology — Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all Funds daily in relation to the net assets of each Fund or on another reasonable basis. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets or another appropriate basis.

Foreign Currency Translation — Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

90

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

Forward Foreign Currency Exchange Contracts — All Funds, except Sterling Capital Intermediate U.S. Government Fund and the Tax-Free Funds, may enter into forward foreign currency exchange contracts (foreign currency exchange risk in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Funds securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Funds can be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Funds’ maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Funds record a realized gain (loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

Mortgage Dollar Rolls — The Variable Net Asset Value Funds may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity securities on a specific future date at an agreed-upon price. The market value of the securities that a Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, a Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for a Fund, and the income from these investments will generate income for a Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of a Fund compared with what the performance would have been without the use of dollar rolls. The Funds account for mortgage dollar roll transactions as purchases and sales. The Funds did not hold any mortgage dollar rolls during the year.

Risks Associated with Foreign Securities and Currencies — Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.

Securities Transactions and Related Income — During the period, security transactions are accounted for no later than one business day after the trade date. For financial reporting purposes, however, security transactions as of the last business day of the reporting period are accounted for on the trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization/accretion of premium or discount. Discounts and premiums on securities purchased are accreted and amortized over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

When-Issued and Forward Commitments — The Funds may purchase securities on a “when-issued” basis. Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund and Sterling Capital Equity Income Fund may also purchase or sell securities on a forward commitment basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on when-issued securities until the underlying securities are “received”.

Collateralized Loan Obligations — Sterling Capital Quality Income Fund, Sterling Capital Short Duration Fund, Sterling Capital, Total Return Bond Fund and Sterling Capital Ultra Short Bond Fund may invest in collateralized loan obligations. Collateralized loan obligations are structured investment vehicles typically collateralized by a pool of loans, which may include, among others, senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. Collateralized loan obligations are subject to the risks of substantial losses, including losses due to actual defaults by borrowers of the loans underlying the collateralized loan obligations, which will be greater during periods of economic or financial stress. Collateralized loan obligations may also lose value due to collateral defaults and impairment of subordinate tranches, market anticipation of defaults, and investor aversion to collateralized loan obligation securities as a class. A Fund may invest in collateralized loan obligations that hold loans of uncreditworthy borrowers, which may absorb losses from underlying borrower defaults before senior tranches. Investments in such collateralized loan obligations present a greater risk of loss. In addition, collateralized loan obligations are subject to interest rate risk, credit risk, prepayment/call risk and fixed income market risk.

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September 30, 2025

4. Derivative Instruments Risk Exposures and the Use of Derivative Instruments:

The Funds’ investment objectives allow for various types of derivative instruments, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates. Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

Derivatives were used to increase returns, to gain exposure to certain types of assets, to facilitate transactions in foreign-denominated securities and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the objectives may not be achieve.

Derivatives may be used to increase or decrease exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that a fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to a fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterpart.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts – The Funds may invest in futures contracts to hedge or manage risks associated with the Funds’ securities investments or to obtain market exposure in an effort to generate returns. During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Funds recognize a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Funds’ basis in the contract. If the Funds are unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts.

5. Derivative Transactions:

The following tables identify the location and fair value of derivative instruments on the Statement of Assets and Liabilities as of September 30, 2025, and the effect of derivative instruments on the Statement of Operations for the year ended September 30, 2025.

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September 30, 2025

At September 30, 2025:

		Assets	Liabilities
	Contract Type/ Primary Risk Exposure	Unrealized appreciation on futures contracts*	Unrealized depreciation on futures contracts*
Sterling Capital Short Duration Bond Fund	Interest Rate Contracts	$-	$(1,632)
Sterling Capital Total Return Bond Fund	Interest Rate Contracts	197,815	(55,636)

*	Only current day’s variation margin is reported within the Statements of Assets and Liabilities for centrally cleared and exchange traded contracts. Includes cumulative appreciation/(depreciation), as reported in the Schedule of Investments

For the year ended September 30, 2025:

	Location	Interest Rate Contracts
	Change in unrealized appreciation (depreciation) on:
Sterling Capital Short Duration Fund	Futures contracts	$(1,632)
Sterling Capital Total Return Fund	Futures contracts	142,179

The following table summarizes the average ending monthly notional value of derivatives outstanding during the year ended September 30, 2025:

	Derivatives	Average Ending Monthly Notional Value
Sterling Capital Short Duration Fund	Long Futures	$176,463
Sterling Capital Total Return Fund	Long Futures	20,493,219

6. Purchases and Sales of Securities:

Purchases and sales of securities (excluding U.S. government securities and securities maturing less than one year from acquisition) for the fiscal year ended September 30, 2025 were as follows:

	Purchases	Sales
Sterling Capital Behavioral Large Cap Value Equity Fund	$47,914,969	$43,346,913
Sterling Capital Behavioral Small Cap Value Equity Fund	89,637,337	99,605,364
Sterling Capital Special Opportunities Fund	154,929,431	258,408,190
Sterling Capital Equity Income Fund	715,264,914	1,433,490,422
Sterling Capital Mid Cap Relative Value Fund	28,713,622	17,861,406
Sterling Capital Real Estate Fund	5,257,154	9,173,628
Sterling Capital Small Cap Value Fund	10,744,921	44,591,549
Sterling Capital Ultra Short Bond Fund	9,099,795	14,175,000
Sterling Capital Short Duration Bond Fund	17,055,435	28,492,644
Sterling Capital Intermediate U.S. Government Fund	589,900	2,249,704
Sterling Capital Total Return Bond Fund	379,882,293	519,150,594
Sterling Capital Long Duration Corporate Bond Fund	23,030,469	14,729,667
Sterling Capital Quality Income Fund	30,913,931	17,038,673
Sterling Capital North Carolina Intermediate Tax-Free Fund	35,239,696	43,597,977
Sterling Capital South Carolina Intermediate Tax-Free Fund	3,602,347	10,178,414
Sterling Capital Virginia Intermediate Tax-Free Fund	6,860,212	19,864,867
Sterling Capital West Virginia Intermediate Tax-Free Fund	7,840,984	11,240,213

Purchases and sales of U.S. government securities (excluding securities maturing less than one year from acquisition) for the fiscal year ended September 30, 2025 were as follows:

	Purchases	Sales
Sterling Capital Ultra Short Bond Fund	$502,059	$878,050
Sterling Capital Short Duration Bond Fund	$9,175,566	$9,899,440
Sterling Capital Intermediate U.S. Government Fund	5,511,080	2,750,222
Sterling Capital Total Return Bond Fund	742,996,441	665,840,715
Sterling Capital Long Duration Corporate Bond Fund	9,323,908	8,608,319
Sterling Capital Quality Income Fund	83,889,134	33,422,026

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September 30, 2025

7. Related Party Transactions:

Under the terms of the investment advisory agreement, Sterling Capital is entitled to receive fees based on a percentage of the average daily net assets of the Funds. These fees are accrued daily and payable on a monthly basis and are reflected on the Statements of Operations as “Investment advisory fees.” Sterling Capital’s waived investment advisory fees are included on the Statements of Operations as “Less expenses waived by the Investment Advisor.” Information regarding these transactions is as follows for the fiscal year ended September 30, 2025:

	Prior to February 1, 2025			Effective February 1, 2025
	Contractual Fee Rate	Fee Rate after Contractual Waiver		Contractual Fee Rate		Fee Rate after Contractual Waiver		Fee Rate after Contractual and Voluntary Waivers
Sterling Capital Behavioral Large Cap Value Equity Fund	0.45%	0.45%		0.45%		0.45%		0.45%
Sterling Capital Behavioral Small Cap Value Equity Fund	0.60%	0.60%		0.60%		0.60%		0.60%
Sterling Capital Special Opportunities Fund	0.65%	0.65%		0.60	%(1)	0.60%		0.60%
Sterling Capital Equity Income Fund	0.55%	0.55%		0.55%		0.55%		0.55%
Sterling Capital Mid Cap Relative Value Fund	0.60%	0.60%		0.60%		0.60%		0.59	%(2)
Sterling Capital Real Estate Fund	0.58%	0.58%		0.58%		0.58%		0.58%
Sterling Capital Small Cap Value Fund	0.75%	0.75%		0.75%		0.75%		0.75%
Sterling Capital Ultra Short Bond Fund	0.20%	0.05	%(3)	0.20%		0.05	%(3)	0.05%
Sterling Capital Short Duration Bond Fund	0.20%	0.20%		0.20%		0.20%		0.20%
Sterling Capital Intermediate U.S. Government Fund	0.32%	0.13	%(4)	0.32%		0.13	%(4)	0.11	%(5)
Sterling Capital Total Return Bond Fund	0.25%	0.25%		0.25%		0.25%		0.25%
Sterling Capital Long Duration Corporate Bond Fund	0.25%	0.25%		0.25%		0.25%		0.25%
Sterling Capital Quality Income Fund	0.35%	0.30	%(6)	0.35%		0.30	%(6)	0.27	%(7)
Sterling Capital North Carolina Intermediate Tax-Free Fund	0.35%	0.35%		0.35%		0.35%		0.35%
Sterling Capital South Carolina Intermediate Tax-Free Fund	0.35%	0.35%		0.35%		0.35%		0.35%
Sterling Capital Virginia Intermediate Tax-Free Fund	0.35%	0.35%		0.35%		0.35%		0.35%
Sterling Capital West Virginia Intermediate Tax-Free Fund	0.35%	0.35%		0.35%		0.35%		0.35%

(1)	Effective, February 1, 2025, the management fee was reduced from 0.65% to 0.60%.

(2)	The Fund’s Adviser has voluntarily waived 0.01% of management fees during the period beginning February 1, 2025. This voluntary waiver may be terminated at any time, and any fees waived voluntarily are not subject to recoupment.

(3)	The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.05% for the period from February 1, 2024 through January 31, 2026.

(4)	The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.13% for the period from February 1, 2024 through January 31, 2026.

(5)	The Fund’s Adviser has voluntarily waived 0.02% of management fees during the period beginning February 1, 2025. This voluntary waiver may be terminated at any time, and any fees waived voluntarily are not subject to recoupment.

(6)	The Fund’s Adviser has contractually agreed to limit the management fees paid by the Fund to 0.30% for the period from February 1, 2024 through January 31, 2026.

(7)	The Fund’s Adviser has voluntarily waived 0.03% of management fees during the period beginning February 1, 2025. This voluntary waiver may be terminated at any time, and any fees waived voluntarily are not subject to recoupment.

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September 30, 2025

For the following Funds, Sterling Capital has contractually agreed to waive its investment advisory fees, pay Fund operating expenses, and/or reimburse fees or expenses, in order to limit expenses of the shares based on average daily net assets, excluding interest, taxes, acquired funds fees and extraordinary expenses The expense limitations for the periods February 1, 2024 through January 31, 2025 and February 1, 2025 through January 31, 2026 are as follows:

	Effective to February 1, 2025
	Class A	Class C	Institutional	Class R6
Sterling Capital Total Return Bond Fund	0.70%	1.45%	0.45%	0.45%
Sterling Capital Long Duration Corporate Bond Fund	0.70%	1.45%	0.45%	0.45%

	Prior to February 1, 2025
	Class A	Class C	Institutional	Class R6
Sterling Capital Total Return Bond Fund	0.71%	1.46%	0.46%	0.46%
Sterling Capital Long Duration Corporate Bond Fund	0.71%	1.46%	0.46%	0.46%

For the following Funds, Sterling Capital has contractually agreed to waive its administrative fees, pay Fund operating expenses, and/ or reimburse a Fund the following levels with respect to the Funds’ Class R6 Shares, effective for the period February 1, 2025 through January 31, 2026:

Effective February 1, 2025
Sterling Capital Behavioral Large Cap Value Equity Fund	0.13%
Sterling Capital Behavioral Small Cap Value Equity Fund	0.06%
Sterling Capital Special Opportunities Fund	0.11%
Sterling Capital Equity Income Fund	0.12%
Sterling Capital Real Estate Fund	0.11%
Sterling Capital Small Cap Value Fund	0.13%
Sterling Capital Short Duration Bond Fund	0.11%
Sterling Capital Total Return Bond Fund	0.10%
Sterling Capital Long Duration Corporate Bond Fund	0.07%

Effective May 12, 2025
Sterling Capital Mid Cap Relative Value Fund	0.13%

For the following Funds, Sterling Capital contractually agreed to waive its administrative fees, pay Fund operating expenses, and/or reimburse a Fund the following levels with respect to the Funds’ Class R6 Shares, effective for the period February 1, 2024 through January 31, 2025:

Prior to February 1, 2025
Sterling Capital Behavioral Large Cap Value Equity Fund	0.08%
Sterling Capital Behavioral Small Cap Value Equity Fund	0.07%
Sterling Capital Special Opportunities Fund	0.10%
Sterling Capital Equity Income Fund	0.11%
Sterling Capital Real Estate Fund	0.09%
Sterling Capital Small Cap Value Fund	0.13%
Sterling Capital Short Duration Bond Fund	0.10%
Sterling Capital Total Return Bond Fund	0.10%
Sterling Capital Long Duration Corporate Bond Fund	0.10%

Sterling Capital serves as the administrator to the Funds pursuant to an administration agreement. For the year ended September 30, 2025, the Funds paid their portion of a fee to Sterling Capital for providing administration services based on the aggregate assets of the Funds, at a rate of 0.091% on the first $3.5 billion of average net assets, 0.075% on the next $1 billion of average net assets; 0.06% on the next $1.5 billion of average net assets; and 0.04% of average net assets over $6 billion. Expenses incurred are reflected on the Statements of Operations as “Administration fees.” For the year ended September 30, 2025, pursuant to a sub-administration agreement with Sterling Capital, Ultimus Fund Solutions (“the Sub-Administrator”), served as the sub-administrator to the Funds subject to the general supervision of the Board and Sterling Capital. For these services, Ultimus Fund Solutions is entitled to a fee payable by Sterling Capital. Ultimus Fund Solutions also served as the Funds’ fund accountant and receives compensation by the Funds for these services. Expenses incurred are reflected on the Statements of Operations as “Fund accounting fees”.

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NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

For the year ended September 30, 2025, Ultimus Fund Solutions, LLC served as the Funds’ transfer agent and receives compensation by the Funds for these services. Expenses incurred are reflected on the Statements of Operations as “Transfer agent fees”.

Sterling Capital’s Chief Compliance Officer(“CCO”) serves as the Funds’ CCO. The CCO’s compensation is reviewed and approved by the Funds’ Board and paid by Sterling Capital. However, the Funds reimburse Sterling Capital for their allocable portion of the CCO’s base salary and incentive pay. As a result, the CCO fee paid by the Funds is only part of the total compensation received by the CCO. Expenses incurred are reflected on the Statements of Operations as “Compliance Service Fees.”

The Funds have adopted a Distribution and Shareholder Services Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. Sterling Capital Distributors, LLC (the “Distributor”) serves as distributor to the Funds pursuant to an underwriting agreement. The Plan provides for payments to the Distributor of up to 0.25% and 1.00% of the average daily net assets of the Class A Shares and Class C Shares, respectively. In addition, the Distributor is entitled to receive commissions on sales of shares of the Variable Net Asset Value Funds. For the fiscal year ended September 30, 2025, the Distributor received $49,279 from commissions earned on sales of shares of the Variable NetAsset Value Funds. The Distributor does not retain commissions for profit. These commissions and fees may be used by the Distributor to pay banks, broker dealers and other institutions, including affiliates of the Advisor.

The Advisor and/or its affiliates may pay out of their own assets (and not as an additional charge to a fund) compensation to selected affiliated and unaffiliated brokers, dealers and other financial intermediaries in connection with the sale and distribution of the shares and/or the retention and/or servicing of Fund investors and Fund shares. These payments, sometimes referred to as “revenue sharing” payments are payments over and above any sales charges (including Rule 12b-1 fees) and service fees paid by the Funds. The amount of these payments is determined at the discretion of the Advisor and/or its affiliates from time to time, may be substantial, and may be different for different financial advisors. Receipt of, or the prospect of receiving, this additional compensation may influence your financial intermediary’s recommendation of a Fund or of a particular share class of a Fund. Commissions and finder’s fees financed by the Advisor and paid by the Distributor to affiliated broker-dealers during the fiscal year ended September 30, 2025 were $302,316.

Certain Officers and a Trustee of the Funds are affiliated with Sterling Capital or the Sub-Administrator. Such Officers and Trustee receive no compensation from the Funds for serving in their respective roles. Each of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust who serve on the Board are compensated at the annual rate of $100,000 plus $7,500 for each regularly scheduled quarterly meeting attended, $4,000 for each special meeting attended in person and $1,500 for each special meeting attended by telephone, plus reimbursement for certain out of pocket expenses. Each Trustee serving on a Committee of the Board receives a fee of $4,000 for each Committee meeting attended in person and $1,500 for each Committee meeting attended by telephone, plus reimbursement for certain out of pocket expenses. Committee meeting fees are only paid when such Committee meetings are not held in conjunction with a regular board meeting. Additionally, the Chairman of the Board receives additional compensation at the annual rate of $24,000, the Audit Committee Chairman receives additional compensation at the annual rate of $18,000, and the Chairman of the Nominations Committee receives additional compensation at the annual rate of $7,500. The fees are allocated across the Trust based upon relative net assets.

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NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

8. Capital Transactions:

Transactions in Class A, Class C, Institutional and Class R6 Shares were:

	For the Year Ended September 30, 2025		For the Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Sterling Capital Behavioral Large Cap Value Equity Fund
Class A Shares
Issued	$130,812	3,908,659	$15,421	424,065
Reinvested	15,760	498,046	17,870	499,769
Redeemed	(138,304)	(4,321,467)	(121,903)	(3,202,335)
Total	8,268	85,238	(88,612)	(2,278,501)
Sterling Capital Behavioral Large Cap Value Equity Fund
Class C Shares
Issued	107	3,204	142	3,600
Reinvested	60	1,741	126	3,400
Redeemed	(10,960)	(341,815)	(260)	(6,706)
Total	(10,793)	(336,870)	8	294
Sterling Capital Behavioral Large Cap Value Equity Fund
Class Institutional Shares
Issued	108,156	3,348,545	27,065	748,006
Reinvested	1,255	40,262	926	26,148
Redeemed	(17,386)	(555,010)	(16,893)	(440,576)
Total	92,025	2,833,797	11,098	333,578
Sterling Capital Behavioral Large Cap Value Equity Fund
Class R6 Shares
Issued	57,927	1,970,060	—	—
Reinvested	220	7,608	150	4,152
Redeemed	(761)	(23,470)	(13,489)	(372,774)
Total	57,386	1,954,198	(13,339)	(368,622)

	For the Year Ended September 30, 2025		For the Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Sterling Capital Behavioral Small Cap Value Equity Fund
Class A Shares
Issued	$8,581	171,208	$12,858	252,829
Reinvested	27,658	576,374	5,467	110,500
Redeemed	(40,288)	(781,474)	(46,824)	(912,593)
Total	(4,049)	(33,892)	(28,499)	(549,264)
Sterling Capital Behavioral Small Cap Value Equity Fund
Class C Shares
Issued	539	9,592	1,006	18,481
Reinvested	260	5,091	41	788
Redeemed	(1,023)	(18,900)	(253)	(4,520)
Total	(224)	(4,217)	794	14,749
Sterling Capital Behavioral Small Cap Value Equity Fund
Class Institutional Shares
Issued	51,382	1,051,311	7,449	139,644
Reinvested	26,450	557,685	5,592	114,208
Redeemed	(72,154)	(1,443,916)	(61,184)	(1,194,490)
Total	5,678	165,080	(48,143)	(940,638)
Sterling Capital Behavioral Small Cap Value Equity Fund
Class R6 Shares
Issued	—	—	—	—
Reinvested	420,340	8,878,949	82,894	1,699,465
Redeemed	(500,000)	(10,000,000)	(225,734)	(3,972,912)
Total	(79,660)	(1,121,051)	(142,840)	(2,273,447)

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NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

	For the Year Ended September 30, 2025		For the Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Sterling Capital Special Opportunities Fund
Class A Shares
Issued	$277,621	7,087,895	$470,234	11,973,464
Reinvested	1,822,473	46,381,944	1,923,756	45,843,115
Redeemed	(2,255,901)	(56,225,339)	(2,068,763)	(52,692,206)
Total	(155,807)	(2,755,500)	325,227	5,124,373
Sterling Capital Special Opportunities Fund
Class C Shares
Issued	59,127	892,300	76,734	1,343,322
Reinvested	264,114	4,083,208	324,379	5,206,279
Redeemed	(378,163)	(5,777,508)	(677,092)	(11,663,345)
Total	(54,922)	(802,000)	(275,979)	(5,113,744)
Sterling Capital Special Opportunities Fund
Class Institutional Shares
Issued	252,013	7,241,990	272,505	7,577,946
Reinvested	394,120	11,271,844	504,040	13,231,044
Redeemed	(1,269,006)	(35,079,194)	(2,655,787)	(76,729,659)
Total	(622,873)	(16,565,360)	(1,879,242)	(55,920,669)
Sterling Capital Special Opportunities Fund
Class R6 Shares
Issued	124,701	3,491,345	211,837	5,834,420
Reinvested	46,201	1,321,802	57,296	1,502,885
Redeemed	(445,111)	(12,454,134)	(482,628)	(13,522,546)
Total	(274,209)	(7,640,987)	(213,495)	(6,185,241)

	For the Year Ended September 30, 2025		For the Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Sterling Capital Equity Income Fund
Class A Shares
Issued	$594,094	13,947,056	$745,158	19,829,713
Reinvested	3,599,457	81,633,825	1,413,518	36,614,050
Redeemed	(4,502,800)	(102,073,807)	(2,428,255)	(64,825,268)
Total	(309,249)	(6,492,926)	(269,579)	(8,381,505)
Sterling Capital Equity Income Fund
Class C Shares
Issued	236,607	5,640,673	389,837	10,334,003
Reinvested	639,271	14,288,310	224,467	5,718,914
Redeemed	(1,036,438)	(22,700,628)	(625,901)	(16,466,056)
Total	(160,560)	(2,771,645)	(11,597)	(413,139)
Sterling Capital Equity Income Fund
Class Institutional Shares
Issued	4,039,260	94,297,642	6,098,512	163,562,254
Reinvested	8,409,033	191,767,968	3,798,065	98,915,203
Redeemed	(29,179,811)	(670,985,068)	(17,738,953)	(473,293,726)
Total	(16,731,518)	(384,919,458)	(7,842,376)	(210,816,269)
Sterling Capital Equity Income Fund
Class R6 Shares
Issued	1,021,181	23,268,375	1,391,307	37,355,864
Reinvested	358,233	8,179,818	155,924	4,064,202
Redeemed	(2,174,212)	(51,457,456)	(1,496,540)	(40,126,615)
Total	(794,798)	(20,009,263)	50,691	1,293,451

98

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

	For the Year Ended September 30, 2025		For the Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Sterling Capital Mid Cap Relative Value Fund
Class A Shares
Issued	998	$60,953	$200	12,603
Issued in conjunction with fund merger (Note 2)	318,111	17,790,862	—	—
Reinvested	280	16,980	687	40,550
Redeemed	(39,236)	(2,349,813)	(4,491)	(274,029)
Total	280,153	15,518,982	(3,604)	(220,876)
Sterling Capital Mid Cap Relative Value Fund
Class C Shares
Issued	23	1,280	—	—
Issued in conjunction with fund merger (Note 2)	4,893	259,997	—	—
Reinvested	9	533	7	399
Redeemed	(182)	(10,076)	(20)	(1,253)
Total	4,743	251,734	(13)	(854)
Sterling Capital Mid Cap Relative Value Fund
Class Institutional Shares
Issued	2,122	134,095	809	51,412
Issued in conjunction with fund merger (Note 2)	122,559	6,901,988	—	—
Reinvested	81,202	4,959,502	81,925	4,882,970
Redeemed	(173,968)	(10,270,678)	(189,450)	(11,924,348)
Total	31,915	1,724,907	(106,716)	(6,989,966)
Sterling Capital Mid Cap Relative Value Fund
Class R6 Shares
Issued	—	—
Issued in conjunction with fund merger (Note 2)	9,030	508,847
Reinvested	—	—
Redeemed	(3,518)	(200,428)
Total	5,512	308,419

	For the Year Ended September 30, 2025		For the Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Sterling Capital Real Estate Fund
Class A Shares
Issued	$1,822	64,672	$851	31,089
Reinvested	961	35,084	1,101	38,781
Redeemed	(3,790)	(134,990)	(3,091)	(99,720)
Total	(1,007)	(35,234)	(1,139)	(29,850)
Sterling Capital Real Estate Fund
Class C Shares
Issued	$—	—	$—	—
Reinvested	131	4,737	229	7,917
Redeemed	(1,768)	(62,516)	(1,358)	(47,258)
Total	(1,637)	(57,779)	(1,129)	(39,341)
Sterling Capital Real Estate Fund
Class Institutional Shares
Issued	67,464	2,432,196	119,401	4,186,096
Reinvested	124,509	4,553,573	135,474	4,791,707
Redeemed	(198,653)	(7,184,258)	(326,345)	(11,407,444)
Total	(6,680)	(198,489)	(71,470)	(2,429,641)
Sterling Capital Real Estate Fund
Class R6 Shares
Issued	3,954	142,358	6,164	214,458
Reinvested	64	2,331	38	1,366
Redeemed	(1,802)	(67,226)	(17,161)	(609,927)
Total	2,216	77,463	(10,959)	(394,103)

99

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

	For the Year Ended September 30, 2025		For the Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Sterling Capital Small Cap Value Fund
Class A Shares
Issued	$135,872	6,091,499	$19,961	891,085
Reinvested	27,556	1,129,592	20,057	808,577
Redeemed	(167,308)	(6,751,777)	(22,189)	(984,329)
Total	(3,880)	469,314	17,829	715,333
Sterling Capital Small Cap Value Fund
Class C Shares
Issued	16,483	542,532	5,996	224,700
Reinvested	3,391	118,532	3,800	135,236
Redeemed	(3,747)	(132,061)	(6,050)	(239,963)
Total	16,127	529,003	3,746	119,973
Sterling Capital Small Cap Value Fund
Class Institutional Shares
Issued	380,157	15,365,707	544,768	25,674,510
Reinvested	790,661	33,094,387	1,828,329	75,021,566
Redeemed	(1,191,614)	(49,550,972)	(3,465,641)	(155,345,024)
Total	(20,796)	(1,090,878)	(1,092,544)	(54,648,948)
Sterling Capital Small Cap Value Fund
Class R6 Shares
Issued	21,351	856,507	21,565	943,491
Reinvested	16,426	691,560	25,036	1,032,698
Redeemed	(21,904)	(908,337)	(36,074)	(1,749,432)
Total	15,873	639,730	10,527	226,757

	For the Year Ended September 30, 2025		For the Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Sterling Capital Ultra Short Bond Fund
Class A Shares
Issued	$430,556	4,241,924	$949,777	9,267,109
Reinvested	19,110	188,185	22,567	220,025
Redeemed	(215,282)	(2,117,591)	(1,046,050)	(10,205,198)
Total	234,384	2,312,518	(73,706)	(718,064)
Sterling Capital Ultra Short Bond Fund
Class Institutional Shares
Issued	226,498	2,229,899	290,199	2,822,671
Reinvested	92,425	910,129	105,280	1,026,733
Redeemed	(497,312)	(4,893,441)	(483,843)	(4,716,854)
Total	(178,389)	(1,753,413)	(88,364)	(867,450)

100

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

	For the Year Ended September 30, 2025		For the Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Sterling Capital Short Duration Bond Fund
Class A Shares
Issued	$140,900	1,179,043	$47,555	393,338
Reinvested	16,085	134,801	14,112	116,931
Redeemed	(102,467)	(857,937)	(93,814)	(774,096)
Total	54,518	455,907	(32,147)	(263,827)
Sterling Capital Short Duration Bond Fund
Class C Shares
Issued	160	1,341	—	—
Reinvested	192	1,612	438	3,619
Redeemed	(1,140)	(9,541)	(29,305)	(240,816)
Total	(788)	(6,588)	(28,867)	(237,197)
Sterling Capital Short Duration Bond Fund
Class Institutional Shares
Issued	374,391	3,136,473	904,663	7,480,301
Reinvested	124,592	1,043,666	213,217	1,762,465
Redeemed	(1,228,936)	(10,283,128)	(8,249,355)	(68,002,031)
Total	(729,953)	(6,102,989)	(7,131,475)	(58,759,265)
Sterling Capital Short Duration Bond Fund
Class R6 Shares
Issued	320,188	2,671,969	164,782	1,352,916
Reinvested	4,268	35,770	4,130	34,212
Redeemed	(240,945)	(2,020,272)	(326,021)	(2,692,226)
Total	83,511	687,467	(157,109)	(1,305,098)

	For the Year Ended September 30, 2025		For the Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Sterling Capital Intermediate U.S. Government Fund
Class A Shares
Issued	$3,547	30,835	$27,266	235,981
Reinvested	6,438	56,218	8,567	73,476
Redeemed	(13,481)	(116,734)	(58,654)	(503,199)
Total	(3,496)	(29,681)	(22,821)	(193,742)
Sterling Capital Intermediate U.S. Government Fund
Class C Shares
Issued	—	—	513	4,443
Reinvested	171	1,489	284	2,433
Redeemed	(2,468)	(21,355)	(5,551)	(47,080)
Total	(2,297)	(19,866)	(4,754)	(40,204)
Sterling Capital Intermediate U.S. Government Fund
Class Institutional Shares
Issued	197,692	1,712,502	218,735	1,903,995
Reinvested	51,175	447,292	58,369	501,026
Redeemed	(61,151)	(534,214)	(173,988)	(1,529,425)
Total	187,716	1,625,580	103,116	875,596

101

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

	For the Year Ended September 30, 2025		For the Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Sterling Capital Total Return Bond Fund
Class A Shares
Issued	$1,024,809	9,514,022	$1,406,165	12,904,126
Reinvested	203,619	1,895,889	197,895	1,822,054
Redeemed	(1,763,455)	(16,425,513)	(1,222,184)	(11,165,579)
Total	(535,027)	(5,015,602)	381,876	3,560,601
Sterling Capital Total Return Bond Fund
Class C Shares
Issued	26,855	249,686	103,040	942,640
Reinvested	7,741	72,176	9,003	82,932
Redeemed	(114,424)	(1,061,244)	(152,457)	(1,397,760)
Total	(79,828)	(739,382)	(40,414)	(372,188)
Sterling Capital Total Return Bond Fund
Class Institutional Shares
Issued	24,788,037	230,061,502	63,282,271	571,300,698
Reinvested	3,366,690	31,368,467	3,269,118	30,127,041
Redeemed	(32,089,232)	(298,230,817)	(33,146,414)	(303,941,509)
Total	(3,934,505)	(36,800,848)	33,404,975	297,486,230
Sterling Capital Total Return Bond Fund
Class R6 Shares
Issued	16,879,026	157,374,469	20,352,157	185,002,179
Reinvested	1,766,920	16,461,910	1,482,912	13,668,046
Redeemed	(9,353,777)	(86,939,884)	(10,516,188)	(97,198,661)
Total	9,292,169	86,896,495	11,318,881	101,471,564

	For the Year Ended September 30, 2025		For the Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Sterling Capital Long Duration Corporate Bond Fund
Class A Shares
Issued	$—	—	$6,514	47,688
Reinvested	1,239	8,538	2,055	14,220
Redeemed	(16,464)	(110,960)	(692)	(4,548)
Total	(15,225)	(102,422)	7,877	57,360
Sterling Capital Long Duration Corporate Bond Fund
Class C Shares
Issued	$280	1,999	$—	—
Reinvested	16	115	13	92
Redeemed	—	—	(280)	(2,001)
Total	296	2,114	(267)	(1,909)
Sterling Capital Long Duration Corporate Bond Fund
Class Institutional Shares
Issued	17,088	116,217	11,356	70,000
Reinvested	1,155	7,981	3,521	24,317
Redeemed	(63,062)	(436,418)	(16,426)	(116,976)
Total	(44,819)	(312,220)	(1,549)	(22,659)
Sterling Capital Long Duration Corporate Bond Fund
Class R6 Shares
Issued	1,918,712	13,446,920	2,127,781	14,681,187
Reinvested	332,341	2,279,196	266,961	1,845,856
Redeemed	(916,634)	(6,276,348)	(1,346,231)	(9,415,704)
Total	1,334,419	9,449,768	1,048,511	7,111,339

102

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

	For the Year Ended September 30, 2025		For the Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Sterling Capital Quality Income Fund
Class A Shares
Issued	$12,600	111,403	$298	2,711
Reinvested	329	2,964	107	947
Redeemed	(14,063)	(128,276)	(677)	(6,030)
Total	(1,134)	(13,909)	(272)	(2,372)
Sterling Capital Quality Income Fund
Class C Shares
Issued	4,226	38,169	—	—
Reinvested	78	709	8	69
Redeemed	—	—	(285)	(2,593)
Total	4,304	38,878	(277)	(2,524)
Sterling Capital Quality Income Fund
Class Institutional Shares
Issued	13,078,016	117,708,217	1,364,755	12,067,289
Reinvested	521,831	4,707,802	170,938	1,514,853
Redeemed	(5,222,572)	(46,937,640)	(2,247,173)	(19,913,684)
Total	8,377,275	75,478,379	(711,480)	(6,331,542)

	For the Year Ended September 30, 2025		For the Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Sterling Capital North Carolina Intermediate Tax-Free Fund
Class A Shares
Issued	$74,098	741,641	$47,468	481,791
Reinvested	40,425	405,428	40,198	406,019
Redeemed	(261,820)	(2,627,914)	(321,363)	(3,238,027)
Total	(147,297)	(1,480,845)	(233,697)	(2,350,217)
Sterling Capital North Carolina Intermediate Tax-Free Fund
Class C Shares
Issued	21,505	216,340	937	9,160
Reinvested	1,274	12,761	1,397	14,093
Redeemed	(19,874)	(199,300)	(26,951)	(272,546)
Total	2,905	29,801	(24,617)	(249,293)
Sterling Capital North Carolina Intermediate Tax-Free Fund
Class Institutional Shares
Issued	3,006,382	30,090,317	3,187,460	32,157,337
Reinvested	150,650	1,510,718	149,106	1,505,563
Redeemed	(4,017,011)	(40,269,826)	(4,251,724)	(42,629,788)
Total	(859,979)	(8,668,791)	(915,158)	(8,966,888)

	For the Year Ended September 30, 2025		For the Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Sterling Capital South Carolina Intermediate Tax-Free Fund
Class A Shares
Issued	$4,876	50,718	$19,675	206,889
Reinvested	9,973	103,989	12,305	129,240
Redeemed	(203,741)	(2,127,799)	(111,499)	(1,169,670)
Total	(188,892)	(1,973,092)	(79,519)	(833,541)
Sterling Capital South Carolina Intermediate Tax-Free Fund
Class C Shares
Issued	—	—	2,237	23,440
Reinvested	129	1,346	361	3,786
Redeemed	(2,331)	(24,786)	(19,542)	(204,232)
Total	(2,202)	(23,440)	(16,944)	(177,006)
Sterling Capital South Carolina Intermediate Tax-Free Fund
Class Institutional Shares
Issued	392,837	4,078,052	351,516	3,682,117
Reinvested	34,676	358,988	38,404	400,436
Redeemed	(992,781)	(10,294,069)	(1,010,017)	(10,438,682)
Total	(565,268)	(5,857,029)	(620,097)	(6,356,129)

103

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

	For the Year Ended September 30, 2025		For the Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Sterling Capital Virginia Intermediate Tax-Free Fund
Class A Shares
Issued	$13,874	151,919	$9,197	102,797
Reinvested	16,830	184,743	17,364	192,056
Redeemed	(124,195)	(1,363,545)	(203,878)	(2,249,417)
Total	(93,491)	(1,026,883)	(177,317)	(1,954,564)
Sterling Capital Virginia Intermediate Tax-Free Fund
Class C Shares
Issued	—	—	—	—
Reinvested	8	88	7	83
Redeemed	—	—	—	—
Total	8	88	7	83
Sterling Capital Virginia Intermediate Tax-Free Fund
Class Institutional Shares
Issued	499,463	5,485,550	313,074	3,478,545
Reinvested	10,456	114,772	10,959	121,226
Redeemed	(1,590,775)	(17,426,000)	(1,913,663)	(20,977,050)
Total	(1,080,856)	(11,825,678)	(1,589,630)	(17,377,279)

	For the Year Ended September 30, 2025		For the Year Ended September 30, 2024
	Shares	Amount	Shares	Amount
Sterling Capital West Virginia Intermediate Tax-Free Fund
Class A Shares
Issued	$8,608	81,001	$1,016,507	9,554,498
Reinvested	49,965	469,366	44,543	420,513
Redeemed	(131,983)	(1,240,312)	(1,211,559)	(11,414,326)
Total	(73,410)	(689,945)	(150,509)	(1,439,315)
Sterling Capital West Virginia Intermediate Tax-Free Fund
Class C Shares
Issued	$—	—	$—	—
Reinvested	4	36	3	35
Redeemed	$—	—	$—	—
Total	4	36	3	35
Sterling Capital West Virginia Intermediate Tax-Free Fund
Class Institutional Shares
Issued	239,921	2,257,688	565,024	5,264,564
Reinvested	15,951	149,996	20,650	194,962
Redeemed	(736,141)	(6,917,659)	(3,363,585)	(31,810,643)
Total	(480,269)	(4,509,975)	(2,777,911)	(26,351,117)

9. Concentration of Credit Risk:

The Tax-Free Funds invest primarily in debt instruments of municipal issuers in their respective states. The issuers’ abilities to meet their obligations may be affected by economic developments in a specific state or region.

10. Focused Investment Risk:

Focused Investment Risk relates to investments focused in asset classes, countries, regions, sectors, industries, or issuers that are subject to the same or similar risk factors and investments whose prices are closely correlated that are subject to greater overall risk than investments that are more diversified or whose prices are not as closely correlated.

104

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

11. Line of Credit:

U.S. Bank, N.A. has made available a credit facility to the Trust, pursuant to an umbrella credit agreement (the “Agreement”). The primary purpose of the Agreement is to allow the Trust to avoid security liquidations that Sterling Capital believes are unfavorable to shareholders. Under the Agreement, an aggregate uncommitted amount of $100,000,000 has been made available for use by all Funds of the Trust for shareholder liquidations only. Outstanding principal amounts under the Agreement bear interest at a rate per annum equal to the Prime Rate minus two percent (2%), but never at a rate of less than one percent (1%) per annum. The Agreement will expire on March 19, 2026. During the fiscal year ended September 30, 2025, each of the following Funds utilized its line of credit:

	Average Interest Rate	Average Loan Balance*	Number of Days Outstanding	Interest Expense Incurred	Maximum Amount Borrowed
Sterling Capital Special Opportunities Fund	5.75%	$7,005,000	1	$1,119	$7,005,000
Sterling Capital Equity Income Fund	5.75%	42,348,000	1	6,764	42,348,000
Sterling Capital Small Cap Value Fund	5.88%	1,335,000	2	429	2,314,000

*	Average loan balance was calculated by taking the sum of the loans outstanding for each day divided by the number of days the loans were outstanding.

12. Fund Ownership:

As of September 30, 2025, certain third-parties and their affiliates possessed, on behalf of their underlying accounts, voting or investment power with respect to the following Funds in the following amounts: 87% of the Behavioral Small Cap Value Fund, 45% of the Ultra Short Bond Fund and 76% of the Intermediate U.S. Government Fund. As a result, such entities may be deemed to be a “controlling person” of each of the above mentioned Funds under the 1940 Act.

13. Federal Tax Information:

It is the policy of each Fund to continue to qualify as a regulated investment company as defined in the Internal Revenue Code of 1986, as amended (the “Code”), by complying with the applicable provisions of the Code and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax was required in the Funds’ financial statements.

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense. During the year, the Funds did not incur any interest or penalties.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax was required in the Funds’ financial statements. The Funds’ federal income and excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Capital losses are permitted to be carried forward without expiration. Such capital losses will retain their character as either short-term or long-term capital losses.

At September 30, 2025, the following Funds had net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Code and the Treasury regulations:

	Amount With No Expiration
	Short-term Losses	Long-term Losses
Sterling Capital Behavioral Large Cap Value Equity Fund	$7,595,501	$—
Sterling Capital Ultra Short Bond Fund	—	1,092,727
Sterling Capital Short Duration Bond Fund	1,791,443	10,880,856
Sterling Capital Intermediate U.S. Government Fund	345,456	1,726,673
Sterling Capital Total Return Bond Fund	18,403,883	110,920,487
Sterling Capital Long Duration Corporate Bond Fund	1,404,072	4,186,001
Sterling Capital Quality Income Fund	1,737,100	3,171,721
Sterling Capital North Carolina Intermediate Tax-Free Fund	3,378,908	3,932,825

105

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NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

	Amount With No Expiration
	Short-term Losses	Long-term Losses
Sterling Capital South Carolina Intermediate Tax-Free Fund	214,651	1,511,576
Sterling Capital Virginia Intermediate Tax-Free Fund	844,733	1,915,136
Sterling Capital West Virginia Intermediate Tax-Free Fund	267,509	3,012,091

Capital loss carryforwards utilized in the current year were as follows:

Utilized Capital Loss Carryforwards
Sterling Capital Behavioral Large Cap Value Equity Fund	$4,152,771
Sterling Capital Ultra Short Bond Fund	197,803
Sterling Capital Short Duration Bond Fund	349,326

Currency and qualified late year ordinary losses and specified gains realized after October 31, and net investment losses realized after December 31 of the Funds’ fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. For the fiscal year ended September 30, 2025, the Funds did not defer any net investment losses realized after December 31 of the Fund’s fiscal year. The Funds deferred currency and qualified late year ordinary losses and specified gains realized after October 31 as follows:

Sterling Capital Special Opportunities Fund	$745,416
Sterling Capital Equity Income Fund	51,765,671

The character of income and gains distributed is determined in accordance with the Code and the Treasury regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., redemptions in-kind, net operating losses and equalization utilized), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no impact on net assets or net asset values per share.

	Increase/ (Decrease) Paid-in-Capital	Increase/ (Decrease) Distributable Earnings
Behavioral Large Cap Value Equity Fund	$(19,025)	$19,025
Behavioral Small Cap Value Fund	570,862	(570,862)
Behavioral Special Opportunities Fund	6,945,356	(6,945,356)
Equity Income Fund	56,825,634	(56,825,634)
Mid Cap Relative Value Fund	901,626	(901,626)
Real Estate Fund	251,187	(251,187)
Small Cap Value Fund	5,434,216	(5,434,216)
Ultra Short Bond Fund	(1)	1
Short Duration Bond Fund	(142)	142

106

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NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2025 was as follows:

	Distributions paid from
	Ordinary income	Net Long- Term Gains	Total Taxable Distributions	Tax Exempt Distributions	Tax return of capital	Total distributions paid*
Sterling Capital Behavioral Large Cap Value Equity Fund	622,610	—	622,610	—	—	622,610
Sterling Capital Behavioral Small Cap Value Equity Fund	3,215,197	6,829,630	10,044,827	—	—	10,044,827
Sterling Capital Special Opportunities Fund	—	71,046,943	71,046,943	—	—	71,046,943
Sterling Capital Equity Income Fund	42,730,154	312,680,564	355,410,718	—	—	355,410,718
Sterling Capital Mid Cap Relative Value Fund	295,041	4,943,867	5,238,908	—	—	5,238,908
Sterling Capital Real Estate Fund	2,335,141	2,671,768	5,006,909	—	—	5,006,909
Sterling Capital Small Cap Value Fund	932,023	35,777,215	36,709,238	—	—	36,709,238
Sterling Capital Ultra Short Bond Fund	1,170,619	—	1,170,619	—	—	1,170,619
Sterling Capital Short Duration Bond Fund	2,045,034	—	2,045,034	—	—	2,045,034
Sterling Capital Intermediate U.S. Government Fund	526,663	—	526,663	—	—	526,663
Sterling Capital Total Return Bond Fund	61,307,434	—	61,307,434	—	—	61,307,434
Sterling Capital Long Duration Corporate Bond Fund	2,302,310	—	2,302,310	—	—	2,302,310
Sterling Capital Quality Income Fund	6,007,585	—	6,007,585	—	—	6,007,585
Sterling Capital North Carolina Intermediate Tax-Free Fund	66,039	—	66,039	3,206,708	—	3,272,747
Sterling Capital South Carolina Intermediate Tax-Free Fund	19,931	—	19,931	638,174	—	658,105
Sterling Capital Virginia Intermediate Tax-Free Fund	24,745	—	24,745	1,002,660	—	1,027,405
Sterling Capital West Virginia Intermediate Tax-Free Fund	36,357	—	36,357	1,415,690	—	1,452,047

*	Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes. The Funds may also utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2024 was as follows:

	Distributions paid from
	Ordinary income	Net Long- Term Gains	Total Taxable Distributions	Tax Exempt Distributions	Total distributions paid*
Sterling Capital Behavioral Large Cap Value Equity Fund	$575,370	$—	$575,370	$—	$575,370
Sterling Capital Behavioral Small Cap Value Equity Fund	1,932,831	—	1,932,831	—	1,932,831
Sterling Capital Special Opportunities Fund	—	74,941,805	74,941,805	—	74,941,805
Sterling Capital Equity Income Fund	31,980,986	148,289,810	180,270,796	—	180,270,796
Sterling Capital Mid Cap Relative Value Fund	397,363	4,747,295	5,144,658	—	5,144,658
Sterling Capital Real Estate Fund	1,326,500	4,009,190	5,335,690	—	5,335,690
Sterling Capital Small Cap Value Fund	1,414,792	78,692,724	80,107,516	—	80,107,516
Sterling Capital Ultra Short Bond Fund	1,429,031	—	1,429,031	—	1,429,031
Sterling Capital Short Duration Bond Fund	2,917,911	—	2,917,911	—	2,917,911
Sterling Capital Intermediate U.S. Government Fund	590,430	—	590,430	—	590,430
Sterling Capital Total Return Bond Fund	57,055,580	—	57,055,580	—	57,055,580
Sterling Capital Long Duration Corporate Bond Fund	1,885,726	—	1,885,726	—	1,885,726
Sterling Capital Quality Income Fund	3,067,259	—	3,067,259	—	3,067,259
Sterling Capital North Carolina Intermediate Tax-Free Fund	102,548	—	102,548	3,092,595	3,195,143
Sterling Capital South Carolina Intermediate Tax-Free Fund	34,441	—	34,441	782,081	816,522
Sterling Capital Virginia Intermediate Tax-Free Fund	39,472	—	39,472	1,194,827	1,234,299
Sterling Capital West Virginia Intermediate Tax-Free Fund	52,473	—	52,473	1,865,093	1,917,566

*	Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes. The Funds may also utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends.

107

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

As of September 30, 2025, the components of distributable earnings (accumulated deficit) on a tax basis were as follows:

	Undistributed Ordinary Income/ Tax Exempt Income	Undistributed Long-Term Capital Gains	Distributable Earnings	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Total Distributable Earnings (Accumulated Deficit)
Sterling Capital Behavioral Large Cap Value Equity Fund	—	—	—	—	(7,595,502)	9,047,851	1,452,349
Sterling Capital Behavioral Small Cap Value Equity Fund	362,890	8,798,224	9,161,114	—	—	16,936,285	26,097,399
Sterling Capital Special Opportunities Fund	—	55,152,040	55,152,040	—	(745,416)	170,255,710	224,662,334
Sterling Capital Equity Income Fund	32,970	177,925,221	177,958,191	—	(51,765,671)	312,658,163	438,850,683
Sterling Capital Mid Cap Relative Value Fund	523,727	4,198,261	4,721,988	—	—	22,634,166	27,356,154
Sterling Capital Real Estate Fund	162,641	2,065,995	2,228,636	—	—	27,534,787	29,763,423
Sterling Capital Small Cap Value Fund	564,791	27,482,403	28,047,194	—	—	119,311,308	147,358,502
Sterling Capital Ultra Short Bond Fund	2,853	—	2,853	(3,012)	(1,092,727)	135,719	(957,167)
Sterling Capital Short Duration Bond Fund	107,939	—	107,939	(64,180)	(12,672,298)	446,738	(12,181,801)
Sterling Capital Intermediate U.S. Government Fund	90,915	—	90,915	(2,887)	(2,072,129)	(564,099)	(2,548,200)
Sterling Capital Total Return Bond Fund	3,678,206	—	3,678,206	(920,506)	(129,324,371)	(13,432,354)	(139,999,025)
Sterling Capital Long Duration Corporate Bond Fund	10,974	—	10,974	(794)	(5,590,073)	(1,848,199)	(7,428,092)
Sterling Capital Quality Income Fund	108,916	—	108,916	(95,684)	(4,908,821)	(1,644,235)	(6,539,824)
Sterling Capital North Carolina Intermediate Tax-Free Fund	212,780	—	212,780	(96,362)	(7,311,733)	1,142,013	(6,053,302)
Sterling Capital South Carolina Intermediate Tax-Free Fund	40,820	—	40,820	(12,315)	(1,726,227)	104,522	(1,593,200)
Sterling Capital Virginia Intermediate Tax- Free Fund	106,100	—	106,100	(42,567)	(2,759,869)	182,472	(2,513,864)
Sterling Capital West Virginia Intermediate Tax-Free Fund	143,583	—	143,583	(61,226)	(3,279,600)	105,762	(3,091,481)

*	The primary differences between book basis and tax basis unrealized appreciation (depreciation) were due to the deferral of losses on wash sales, passive foreign investment companies, the deferral of market discount and premium until time of sale, mark to market futures contracts adjustments, and real estate investment trust adjustments.

As of September 30, 2025, federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities were as follows:

	Tax Cost	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
Sterling Capital Behavioral Large Cap Value Equity Fund	$38,576,797	$9,370,455	$(322,604)	$9,047,851
Sterling Capital Behavioral Small Cap Value Equity Fund	86,715,439	18,401,013	(1,464,728)	16,936,285
Sterling Capital Special Opportunities Fund	222,921,575	174,012,243	(3,756,533)	170,255,710
Sterling Capital Equity Income Fund	760,347,866	333,422,258	(20,764,095)	312,658,163
Sterling Capital Mid Cap Relative Value Fund	35,013,928	23,013,769	(379,603)	22,634,166
Sterling Capital Real Estate Fund	39,642,507	28,707,683	(1,172,896)	27,534,787
Sterling Capital Small Cap Value Fund	55,708,070	121,067,264	(1,755,956)	119,311,308
Sterling Capital Ultra Short Bond Fund	28,492,856	144,345	(8,626)	135,719
Sterling Capital Short Duration Bond Fund	40,379,154	531,509	(84,771)	446,738
Sterling Capital Intermediate U.S. Government Fund	20,404,436	211,937	(776,036)	(564,099)
Sterling Capital Total Return Bond Fund	1,584,411,011	22,636,871	(36,069,225)	(13,432,354)
Sterling Capital Long Duration Corporate Bond Fund	51,530,323	611,388	(2,459,587)	(1,848,199)
Sterling Capital Quality Income Fund	168,010,043	1,905,483	(3,549,718)	(1,644,235)
Sterling Capital North Carolina Intermediate Tax-Free Fund	114,910,187	1,528,538	(386,525)	1,142,013
Sterling Capital South Carolina Intermediate Tax-Free Fund	20,890,992	237,145	(132,623)	104,522
Sterling Capital Virginia Intermediate Tax-Free Fund	31,450,212	325,641	(143,169)	182,472
Sterling Capital West Virginia Intermediate Tax-Free Fund	49,116,363	330,623	(224,861)	105,762

108

STERLING CAPITAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

September 30, 2025

14. Material Events:

On August 28, 2025, Guardian Capital Group Limited (“Guardian”), the indirect parent company of Sterling Capital Management LLC, the investment adviser to each of the Funds, announced that it had entered into a definitive agreement with Desjardins Global Asset Management Inc. (“DGAM”), a wholly-owned indirect subsidiary of Fédération des caisses Desjardins du Québec (“Desjardins”), to be taken private pursuant to an arrangement agreement whereby DGAM will purchase all of the issued and outstanding shares of Guardian, other than Guardian shares held by specified shareholders who entered into equity rollover agreements to exchange certain of their Guardian shares for up to 10% of the shares in the capital of DGAM (the “Transaction”). The closing of the Transaction (the “Closing”) is subject to various customary approvals and conditions and is expected to take place in the first half of 2026. Following the Closing, it is anticipated that Sterling Capital will continue to operate as a standalone entity indirectly owned by Guardian, which will in turn be indirectly owned by Desjardins. To provide continuity and stability, Sterling Capital’s team of management and senior professionals are currently expected to continue servicing Sterling Capital’s clients, including the Funds, after Closing.

At a meeting held on August 27, 2025, the Board of Sterling Capital Funds Trust approved the reorganization of the Sterling Capital Ultra Short Bond Fund and Sterling Capital Short Duration Bond Fund into newly created exchange-traded funds, Sterling Capital Ultra Short Bond ETF and Sterling Capital Short Duration Bond ETF, each a series in the Sterling Capital Funds Trust. Sterling Capital Ultra Short Bond ETF and Sterling Capital Short Duration Bond ETF will have the same investment adviser, investment objective and substantially similar fundamental investment policies and investment strategies as Sterling Capital Ultra Short Bond Fund and Sterling Capital Short Duration Bond Fund, respectively. These reorganizations are anticipated to be completed in the first half of 2026.

15. Subsequent Events:

Management has evaluated the need for the disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued, and has noted no events that require recognition or disclosure in the financial statements.

109

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Sterling Capital Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments and futures contracts, of Sterling Capital Funds, comprising Sterling Capital Behavioral Large Cap Value Equity Fund, Sterling Capital Behavioral Small Cap Value Equity Fund, Sterling Capital Special Opportunities Fund, Sterling Capital Equity Income Fund, Sterling Capital Mid Cap Relative Value Fund, Sterling Capital Real Estate Fund, Sterling Capital Small Cap Value Fund, Sterling Capital Ultra Short Bond Fund, Sterling Capital Short Duration Bond Fund, Sterling Capital Intermediate U.S. Government Fund, Sterling Capital Total Return Bond Fund, Sterling Capital Long Duration Corporate Bond Fund, Sterling Capital Quality Income Fund, Sterling Capital North Carolina Intermediate Tax-Free Fund, Sterling Capital South Carolina Intermediate Tax-Free Fund, Sterling Capital Virginia Intermediate Tax-Free Fund, and Sterling Capital West Virginia Intermediate Tax-Free (the “Funds”) as of September 30, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of September 30, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

110

We have served as the Funds’ auditor since 2019.

COHEN & COMPANY, LTD.

Cleveland, Ohio

November 25, 2025

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STERLING CAPITAL FUNDS

SUPPLEMENTAL INFORMATION (UNAUDITED)

September 30, 2025

Notice to Shareholders

All amounts and percentages below are based on financial information available as of the date of this annual report and, accordingly are subject to change. For each item it is the intention of the Funds to report the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

For the fiscal year ended September 30, 2025, each Fund is reporting the following items with regard to distributions paid during the year.

	Long-Term Capital Gains	Qualified Dividend Income %	(for corporate shareholders) Dividends Received Deduction %	Exempt- Interest Dividend	U.S. Government Income	Foreign Taxes Paid	Foreign Source Income
Sterling Capital Behavioral Large Cap Value Equity Fund	$2,807,005	0.00%	0.00%	—	—	—	—
Sterling Capital Behavioral Small Cap Value Equity Fund	7,312,703	71.86%	0.00%	—	—	—	—
Sterling Capital Special Opportunities Fund	79,543,542	0.00%	0.00%	—	—	—	—
Sterling Capital Equity Income Fund	369,506,197	94.75%	92.88%	—	—	—	—
Sterling Capital Mid Cap Relative Value Fund	5,667,125	94.34%	94.23%	—	—	—	—
Sterling Capital Real Estate Fund	2,807,005	0.00%	0.00%	—	—	—	—
Sterling Capital Small Cap Value Fund	41,072,847	100.00%	100.00%	—	—	—	—
Sterling Capital Ultra Short Bond Fund	—	0.00%	0.00%	—	0.25%	—	—
Sterling Capital Short Duration Bond Fund	—	0.00%	0.00%	—	1.79%	—	—
Sterling Capital Intermediate U.S. Government Fund	—	0.00%	0.00%	—	40.65%	—	—
Sterling Capital Total Return Bond Fund	—	0.00%	0.00%	—	40.02%	—	—
Sterling Capital Long Duration Corporate Bond Fund	—	0.00%	0.00%	—	2.86%	—	—
Sterling Capital Quality Income Fund	—	0.00%	0.00%	—	35.92%	—	—
Sterling Capital North Carolina Intermediate Tax-Free Fund	—	0.00%	0.00%	97.98%	—	—	—
Sterling Capital South Carolina Intermediate Tax-Free Fund	—	0.00%	0.00%	96.97%	—	—	—
Sterling Capital Virginia Intermediate Tax- Free Fund	—	0.00%	0.00%	97.59%	—	—	—
Sterling Capital West Virginia Intermediate Tax-Free Fund	—	0.00%	0.00%	97.50%	—	—	—

Other Information

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-228-1872; and (ii) on the Securities and Exchange Commission’s (the “Commission”) website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-228-1872 and (ii) on the Commission’s website at www. sec.gov.

The Funds file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Forms N-PORT reports, once filed, will be available without charge on the Commission’s website at www.sec.gov.

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

There were no changes in or disagreements with accountants during the period covered by this report.

112

STERLING CAPITAL FUNDS

SUPPLEMENTAL INFORMATION (UNAUDITED) (Continued)

September 30, 2025

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Contract

Continuation of Current Advisory Agreement

The Board of Trustees conducted meetings in August and November 2024 to consider the continuance of the investment advisory agreement between Sterling Capital Funds (the “Trust”) and Sterling Capital Management LLC (“Sterling Capital” or the “Adviser”), the investment adviser to each series of the Trust (collectively, the “Funds”), for a new term running through January 31, 2026. The above referenced agreement is referred to herein as the “Advisory Agreement.”

The Trustees reviewed extensive material in connection with their consideration of the Advisory Agreement, including data from an independent provider of mutual fund data (as assembled by the Trust’s administrator), which, where applicable, included comparisons with a peer group of comparable funds (based on average share class assets) for advisory fees, administrator fees, 12b-1 fees, and total fund expenses. The Trustees considered the contractual advisory fee levels for each Fund, as well as the fee waivers that Sterling Capital had agreed to implement for certain Funds. The Trustees noted that, as detailed below, Sterling Capital had agreed to reduce its contractual advisory fee rate for a number of Funds in recent years as part of the annual contract review process. The Board was assisted in its review by independent legal counsel, who provided a memorandum detailing the legal standards for review of the Advisory Agreement. The Board received detailed presentations from Sterling Capital, including analysis of each Fund’s investment process and performance, and conducted site visits to the Adviser’s offices in Charlotte. The Board also received and considered information from Sterling Capital relating to its profitability in respect of each Fund, and from all Funds in the aggregate. As part of their deliberations, the Independent Trustees conducted private meetings with their independent legal counsel, outside the presence of Sterling Capital and other Fund management.

In their deliberations regarding the Advisory Agreement, the Trustees attributed different weights to various factors involved in an analysis of the Advisory Agreement, and in each case no factor alone was considered determinative. The Trustees determined that the arrangement between the Trust and the Adviser, as provided in the Advisory Agreement, was fair and reasonable and that the continuance of the Advisory Agreement was in the best interests of each applicable Fund and its shareholders.

The Trustees considered the following factors, among others, in reaching their conclusions.

Nature, Extent, and Quality of Services Provided by the Adviser

The Trustees received and considered information regarding the nature, extent, and quality of the services provided by the Adviser to each Fund under the Advisory Agreement. The Trustees took into account information furnished throughout the year by the Adviser at Board meetings, as well as materials furnished by the Adviser specifically in connection with the annual review process. The Trustees conducted periodic meetings with representatives of each Fund’s portfolio management team over the course of the year, and received periodic “deep dive” attribution analyses regarding specific Funds. The Trustees considered the background and experience of the Adviser’s senior management and the expertise of investment personnel of the Adviser responsible for the day-to-day management of each Fund. The Trustees considered the overall reputation of the Adviser, and the capabilities and commitment of the Adviser to provide high quality services to each Fund.

The Trustees also considered the acquisition of the Adviser by Guardian Capital Group Limited (“Guardian”) in July 2024, and the assurances provided by representatives of Sterling Capital and Guardian that Sterling Capital would continue to operate as a standalone entity following the acquisition and would continue to be led by its current team of management and senior professionals, providing continuity and stability for the Funds. These representatives also confirmed Guardian’s commitment to the continued growth and success of Sterling Capital and the Funds.

113

STERLING CAPITAL FUNDS

SUPPLEMENTAL INFORMATION (UNAUDITED) (Continued)

September 30, 2025

The Trustees received information concerning the investment philosophy and investment processes applied or to be applied by the Adviser in managing each Fund as well as the Adviser’s Form ADV. The Trustees also considered information regarding the Adviser’s and the Funds’ regulatory compliance and compliance with the investment policies of the Funds. The Trustees evaluated the Adviser’s trading practices, and considered the procedures of the Adviser designed to fulfill the Adviser’s fiduciary duty to the Funds with respect to possible conflicts of interest, including the Adviser’s code of ethics (regulating, among other things, the personal trading of its officers and employees).

Based on their review, the Trustees concluded that, with respect to the nature, extent, and quality of services provided or to be provided by the Adviser, the nature and extent of responsibilities was or was expected to be consistent with mutual fund industry norms, and the quality of the services provided or to be provided by the Adviser was or was expected to be satisfactory or better.

Investment Performance

The Trustees considered the performance results of each Fund over various periods in absolute terms and relative to each Fund’s benchmark and peer fund categories determined by an independent third-party data provider. In conducting their review, the Trustees focused particular attention on cases where a Fund’s longer-term performance compared unfavorably with its relevant peer categories. The Trustees noted that Sterling Capital had been proactive in identifying and replacing underperforming portfolio managers over time and taking other steps to address underperformance concerns with certain Funds.

After reviewing the performance of each Fund and taking into consideration the management style, investment strategies, and prevailing market conditions during the prior year and for longer periods, the Trustees concluded that the performance of each Fund was acceptable or better or that, in cases where performance issues were encountered, Sterling Capital had taken appropriate steps to address the situation.

Cost of Services, Including the Profits Realized by the Adviser and Affiliates, and Other Benefits

The Trustees considered peer group information with respect to the advisory fees charged by Sterling Capital to each of the Funds, taking into consideration both contractual and actual (i.e., after fee waivers) fee levels. The Trustees concluded that the advisory fees paid by the Funds fell within an acceptable range as compared to peer groups, and were fair and reasonable, particularly in light of the fee waivers and reductions described below under “Economies of Scale.”

As part of their review, the Trustees considered benefits to Sterling Capital aside from advisory fees. The Trustees reviewed administration fees received by Sterling Capital and considered the fallout benefits to Sterling Capital such as the research services available to Sterling Capital by reason of brokerage commissions generated by the Funds’ portfolio transactions. The Trustees also considered benefits to Sterling Capital’s affiliates, including brokerage commissions received by a Sterling Capital affiliate from time to time for executing certain trades on behalf of the Funds. With respect to these trades, the Trustees considered Sterling Capital’s assurances that such trades were both infrequent and effected in accordance with board approved procedures.

The Trustees also considered information from Sterling Capital regarding fees for accounts managed by Sterling Capital with investment objectives and strategies similar to those of comparable Funds where applicable. This included information about the differences in services necessary to manage the Funds as compared to separate accounts, including management of cash flows and the need to comply with extensive and complex restrictions set by applicable regulations or established in Fund disclosure documents. Based on this information, the Trustees concluded that the differences between the services that Sterling Capital provides to the Funds and those it provides to separate accounts substantially limit the probative value of fee comparisons to those other separate account clients.

The Trustees also considered the reasonableness of current and proposed advisory fees in the context of the profitability of the Adviser. In determining whether the advisory fees were fair and reasonable, the Trustees considered profitability information provided by the Adviser with respect to investment advisory services. With respect to such information, the Trustees recognized that such profitability data was generally unaudited and represented the Adviser’s own determination of its and its affiliates’ revenues from the contractual services provided or expected to be provided to the Funds, less estimated expenses of providing such services. Expenses include direct and indirect costs and were calculated using an allocation methodology developed by the Adviser. Based on their review, the Trustees concluded that the profitability of the Adviser as a result of its relationships with the Funds was acceptable.

114

STERLING CAPITAL FUNDS

SUPPLEMENTAL INFORMATION (UNAUDITED) (Continued)

September 30, 2025

Based on the foregoing, the Trustees concluded that the fees proposed under the Advisory Agreement were fair and reasonable, in light of the services and benefits provided or expected to be provided to each Fund.

Economies of Scale

The Trustees also considered whether fee levels reflect economies of scale and whether economies of scale would be produced by the growth of the Funds’ assets. The Trustees considered that Sterling Capital had taken steps to reduce the expense ratios for a number of Funds as part of the 2024 contract review process. In particular, Sterling Capital agreed to limit its advisory fee rates for the period February 1, 2025 to January 31, 2026 for Sterling Capital Quality Income Fund, Sterling Capital Ultra Short Bond Fund and Sterling Capital Intermediate U.S. Government Bond Fund as part of the 2024 contract review process. In addition, Sterling Capital agreed to implement total expense caps for the period February 1, 2025 to January 31, 2026 for each share class for Sterling Capital Total Return Bond Fund and Sterling Capital Long Duration Corporate Bond Fund, and to waive and/or reimburse certain expenses with respect to Class R6 shares of certain Funds. Finally, the Trustees noted that Sterling Capital had agreed to reduce its contractual advisory fee rate for a number of Funds as part of the last several contract review processes. As part of the 2020 contract review process, Sterling Capital agreed to reduce its contractual advisory fee rate for the following Funds: Sterling Capital Mid Cap Relative Value Fund, Sterling Capital Small Cap Value Fund, Sterling Capital Short Duration Bond Fund, and Sterling Capital Total Return Bond Fund. As part of the 2021 contract review process, Sterling Capital agreed to reduce its contractual advisory fee rate for the Sterling Capital Long Duration Corporate Bond Fund. As part of the 2024 contract review process, Sterling Capital agreed to reduce its contractual advisory fee rate for the Sterling Capital Special Opportunities Fund. The Trustees found that, taking into account these fee waivers and reductions, each Fund’s fee schedule represents an appropriate sharing between the Fund and Sterling Capital of such economies of scale as may exist at current asset levels.

115

INVESTMENT ADVISOR

Sterling Capital Management LLC

4350 Congress Street, Suite 1000

Charlotte, NC 28209

DISTRIBUTOR

Sterling Capital Distributors, LLC

3 Canal Plaza, Suite 100

Portland, ME 04101

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

TRANSFER AGENT

Ultimus Fund Solutions, LLC

225 Pictoria Drive

Cincinnati, OH 45246

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

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CAPITAL FUNDS

SC Funds 09.30.2025 | ©Sterling Capital Funds 2025

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to Registrant.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s Code of Ethics is attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act are attached hereto.

(b) Certifications required by Rule 30a-2(b) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STERLING CAPITAL FUNDS

Date:	11/25/2025

/s/ James T. Gillespie
James T. Gillespie, President
(Principal Executive Officer)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:	11/25/2025

/s/ James T. Gillespie
James T. Gillespie, President
(Principal Executive Officer)

Date:	11/25/2025

/s/ Todd M. Miller
Todd M. Miller, Treasurer
(Principal Financial Officer)